UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Chris Madden, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Bingham McCutchen LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, D.C. 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: June 30, 2013

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BELGIUM — 1.8%
Anheuser-Busch InBev NV	13,971	$1,094,052

FRANCE — 11.3%
Air Liquide SA	5,173	637,917
BNP Paribas	17,509	955,312
LVMH Moet Hennessy Louis Vuitton SA	4,422	715,618
Sanofi	19,940	2,063,670
Schneider Electric SA	9,190	665,729
Total SA	37,199	1,813,483

		6,851,729

GERMANY — 15.2%
Allianz SE	7,485	1,092,122
BASF SE	15,208	1,356,685
Bayer AG	13,683	1,457,194
Daimler AG	16,263	982,667
Deutsche Bank AG	16,869	705,068
Deutsche Telekom AG	49,296	574,389
E.ON AG	33,110	542,709
SAP AG	15,688	1,147,256
Siemens AG	13,764	1,389,246

		9,247,336

ITALY — 1.5%
ENI SpA	44,276	908,172

NETHERLANDS — 2.7%
ING Groep NV (a)	63,900	581,422
Unilever NV	26,029	1,023,641

		1,605,063

SPAIN — 4.5%
Banco Bilbao Vizcaya Argentaria SA	91,539	766,871
Banco Santander SA	178,861	1,139,677
Telefonica SA (a)	65,852	842,709

		2,749,257

SWEDEN — 0.9%
Telefonaktiebolaget LM Ericsson (Class B)	50,356	566,644

SWITZERLAND — 23.4%
ABB, Ltd. (a)	38,434	833,146
Compagnie Financiere Richemont SA	8,637	762,692
Credit Suisse Group AG (a)	26,097	690,937
Glencore Xstrata PLC	169,583	699,988
Nestle SA	53,359	3,493,727
Novartis AG	44,778	3,175,610
Roche Holding AG	11,625	2,887,359
UBS AG (a)	59,298	1,007,781
Zurich Insurance Group AG (a)	2,462	637,521

		14,188,761

UNITED KINGDOM — 38.1%
AstraZeneca PLC	20,674	976,748
Barclays PLC	186,822	788,996
BG Group PLC	56,034	950,577
BHP Billiton PLC	35,346	901,708
BP PLC	313,841	2,167,003
British American Tobacco PLC	31,777	1,623,007
Diageo PLC	41,388	1,180,136
GlaxoSmithKline PLC	80,844	2,020,714
HSBC Holdings PLC	308,171	3,187,689
Imperial Tobacco Group PLC	16,142	558,203
National Grid PLC	62,348	705,442
Reckitt Benckiser Group PLC	10,854	765,166
Rio Tinto PLC	20,756	844,625
Royal Dutch Shell PLC (Class A)	62,843	2,004,993
Standard Chartered PLC	32,581	705,161
Tesco PLC	126,045	633,546
Unilever PLC	21,237	857,435
Vodafone Group PLC	808,529	2,303,597

		23,174,746

TOTAL COMMON STOCKS —
(Cost $66,322,008)		60,385,760

SHORT TERM INVESTMENT — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $1,059,040)	1,059,040	1,059,040

TOTAL INVESTMENTS — 101.1%
(Cost $67,381,048)		61,444,800
OTHER ASSETS & LIABILITIES — (1.1)%		(672,298)

NET ASSETS — 100.0%		$60,772,502

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	20.7%
Oil, Gas & Consumable Fuels	13.0
Commercial Banks	12.4
Food Products	8.8
Metals & Mining	4.1
Capital Markets	4.0
Wireless Telecommunication Services	3.8
Beverages	3.7
Tobacco	3.6
Chemicals	3.2
Insurance	2.8
Electrical Equipment	2.5
Textiles, Apparel & Luxury Goods	2.5
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.3
Multi-Utilities	2.1
Software	1.9
Automobiles	1.6
Household Products	1.2
Food & Staples Retailing	1.0
Diversified Financial Services	1.0
Communications Equipment	0.9
Short Term Investment	1.7
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 3.2%
Anheuser-Busch InBev NV	808,914	$71,334,792

FRANCE — 36.0%
Air Liquide SA (a)	337,246	41,588,062
AXA SA	2,201,938	43,204,719
BNP Paribas	1,141,569	62,285,341
Carrefour SA	641,941	17,631,432
Compagnie de Saint-Gobain (a)	479,843	19,397,802
Danone	630,514	47,256,587
Essilor International SA (a)	229,941	24,431,157
France Telecom SA	2,088,894	19,734,417
GDF Suez	1,646,329	32,195,991
L’Oreal SA	257,124	42,195,582
LVMH Moet Hennessy Louis Vuitton SA	288,249	46,647,690
Sanofi	1,300,367	134,580,175
Schneider Electric SA	599,102	43,399,306
Societe Generale	836,965	28,721,307
Total SA	2,425,808	118,260,190
Unibail-Rodamco SE	102,416	23,829,439
Vinci SA	546,570	27,391,731
Vivendi SA	1,357,304	25,670,427

		798,421,355

GERMANY — 32.1%
Allianz SE	488,021	71,206,204
BASF SE	991,687	88,467,060
Bayer AG	892,249	95,021,526
Bayerische Motoren Werke AG	346,818	30,285,490
Daimler AG	1,060,389	64,072,405
Deutsche Bank AG	1,099,762	45,966,369
Deutsche Telekom AG	3,213,302	37,440,908
E.ON AG	2,158,227	35,375,712
Muenchener Rueckversicherungs- Gesellschaft AG	173,624	31,911,862
RWE AG	528,273	16,837,277
SAP AG	1,022,952	74,807,986
Siemens AG	897,521	90,589,749
Volkswagen AG Preference Shares	155,146	31,369,210

		713,351,758

IRELAND — 0.7%
CRH PLC	783,105	15,828,631

ITALY — 7.1%
Assicurazioni Generali SpA	1,442,262	25,158,784
Enel SpA (a)	6,879,432	21,550,761
ENI SpA	2,886,792	59,212,782
Intesa Sanpaolo SpA (a)	15,080,133	24,129,938
UniCredit SpA	5,834,058	27,285,058

		157,337,323

LUXEMBOURG — 0.5%
APERAM	1	11
ArcelorMittal (a)	1,090,357	12,151,927

		12,151,938

NETHERLANDS — 8.7%
ASML Holding NV (a)	383,578	30,224,742
European Aeronautic Defence and Space Co. NV	602,738	32,173,135
ING Groep NV (b)	4,165,375	37,900,516
Koninklijke Philips Electronics NV	981,529	26,722,462
Unilever NV	1,697,140	66,743,320

		193,764,175

SPAIN — 11.5%
Banco Bilbao Vizcaya Argentaria SA	5,968,019	49,997,247
Banco Santander SA	11,662,731	74,313,299
Iberdrola SA	5,435,887	28,659,021
Industria de Diseno Textil SA	228,854	28,212,595
Repsol YPF SA	858,739	18,094,108
Telefonica SA (b)	4,293,430	54,943,090

		254,219,360

TOTAL COMMON STOCKS —
(Cost $2,185,251,507)		2,216,409,332

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 7/12/13) (b) (Cost $511,073)	856,819	476,679

SHORT TERM INVESTMENTS — 3.8%
UNITED STATES — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	32,723,698	32,723,698
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	51,972,765	51,972,765

TOTAL SHORT TERM INVESTMENTS —
(Cost $84,696,463)		84,696,463

TOTAL INVESTMENTS — 103.6%
(Cost $2,270,459,043)		2,301,582,474
OTHER ASSETS & LIABILITIES — (3.6)%		(80,875,157)

NET ASSETS — 100.0%		$2,220,707,317

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	12.0%
Pharmaceuticals	10.4
Oil, Gas & Consumable Fuels	8.8
Insurance	7.6
Diversified Telecommunication Services	6.3
Chemicals	5.9
Automobiles	5.6
Industrial Conglomerates	5.3
Food Products	5.1
Multi-Utilities	3.7
Software	3.4
Beverages	3.2
Electric Utilities	2.3
Textiles, Apparel & Luxury Goods	2.1
Capital Markets	2.1
Electrical Equipment	2.0
Personal Products	1.9
Diversified Financial Services	1.7
Aerospace & Defense	1.4
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.3
Construction & Engineering	1.2
Health Care Equipment & Supplies	1.1
Real Estate Investment Trusts	1.1
Building Products	0.9
Food & Staples Retailing	0.8
Construction Materials	0.7
Metals & Mining	0.5
Short Term Investment	3.8
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
CHINA — 25.8%
Agricultural Bank of China, Ltd. (a)	3,304,000	$1,363,115
Air China, Ltd. (a)	1,237,414	890,209
Aluminum Corp. of China, Ltd. (a)(b)	1,246,304	401,704
Angang Steel Co., Ltd. (a)(b)	481,244	236,392
Anhui Conch Cement Co., Ltd. (a)	842,250	2,280,357
Baidu, Inc. ADR (b)	54,641	5,165,214
Bank of China, Ltd.	12,034,466	4,949,486
Bank of Communications Co., Ltd. (a)	2,093,630	1,349,623
Brilliance China Automotive Holdings, Ltd. (a)(b)	290,000	325,282
BYD Co., Ltd. (a)(b)	109,800	363,813
China Citic Bank Corp., Ltd. (a)	1,997,341	921,887
China Coal Energy Co., Ltd (a)	775,000	405,668
China Communications Construction Co., Ltd. (Class H) (a)	825,000	645,632
China Construction Bank Corp.	13,820,148	9,782,000
China COSCO Holdings Co., Ltd. (a)(b)	1,148,230	503,327
China Fangda Group Co., Ltd.	97,500	34,568
China Life Insurance Co., Ltd.	1,667,708	3,956,220
China Longyuan Power Group Corp.	573,000	593,955
China Merchants Bank Co., Ltd. (a)	1,067,380	1,783,474
China Merchants Property Development Co., Ltd.	389,984	1,116,201
China Minsheng Banking Corp., Ltd. (Class H) (a)	870,500	851,830
China National Building Material Co., Ltd. (a)	498,000	446,228
China Oilfield Services, Ltd.	334,557	654,764
China Pacific Insurance Group Co., Ltd.	192,800	615,212
China Petroleum & Chemical Corp.	5,917,726	4,165,720
China Railway Construction Corp. (Class H)	287,500	249,828
China Railway Group, Ltd.	827,000	381,708
China Shenhua Energy Co., Ltd.	939,540	2,398,408
China Shipping Container Lines Co., Ltd. (a)(b)	4,427,339	1,158,728
China Shipping Development Co., Ltd. (a)(b)	739,215	324,988
China Telecom Corp., Ltd.	4,453,320	2,124,361
Ctrip.com International, Ltd. ADR (b)	60,624	1,978,161
Dongfeng Motor Group Co., Ltd.	550,468	735,249
Great Wall Motor Co., Ltd. (Class H) (a)	85,500	368,727
Guangzhou Automobile Group Co., Ltd. (a)	1,020,032	963,963
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	696,176	1,007,058
Hengan International Group Co., Ltd.	62,500	680,894
Huaneng Power International, Inc.	1,528,472	1,513,426
Huangshan Tourism Development Co., Ltd.	25,800	31,321
Industrial & Commercial Bank of China	10,714,138	6,754,741
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	245,105	1,183,367
Jiangsu Expressway Co., Ltd. (a)	1,458,299	1,504,109
Jiangsu Future Land Co., Ltd.	157,903	106,269
Jiangxi Copper Co., Ltd. (Class H) (a)	664,578	1,125,859
Konka Group Co., Ltd.	226,300	70,606
Lao Feng Xiang Co., Ltd.	72,000	136,296
Livzon Pharmaceutical, Inc. Class B	11,700	52,403
Luthai Textile Co., Ltd.	63,400	66,618
Maanshan Iron & Steel (a)(b)	1,256,971	281,979
Mindray Medical International, Ltd. ADR (a)	13,979	523,514
NetEase, Inc. ADR	42,058	2,656,804
New Oriental Education & Technology Group, Inc. ADR	16,980	376,107
PetroChina Co., Ltd.	4,837,208	5,145,070
PICC Property & Casualty Co., Ltd.	624,211	704,177
Ping An Insurance Group Co. of China, Ltd. (a)	387,864	2,610,313
Semiconductor Manufacturing International Corp. (b)	9,383,837	689,601
SGSB Group Co., Ltd. (b)	102,800	44,101
Shandong Luoxin Pharmacy Stock Co., Ltd.	40,000	38,678
Shandong Weigao Group Medical Polymer Co., Ltd.	104,000	113,703
Shanghai Electric Group Co., Ltd. (a)	2,142,418	718,158
Shanghai Highly Group Co., Ltd.	136,900	75,432
Shenzhou International Group Holdings, Ltd.	26,000	74,752
Sina Corp. (b)	17,136	954,989
Sinopec Shanghai Petrochemical Co., Ltd. (a)	1,523,252	510,608
Sinopharm Group Co.	58,800	147,676
Sohu.com, Inc. (b)	4,829	297,563
Tencent Holdings, Ltd.	153,494	6,019,955
Tingyi Cayman Islands Holding Corp. (a)	742,383	1,933,401
Tong Ren Tang Technologies Co., Ltd.	18,000	55,000
Want Want China Holdings, Ltd.	1,293,000	1,820,387
Yanzhou Coal Mining Co., Ltd. (a)	846,882	607,072
Youku Tudou, Inc. ADR (a)(b)	1,634	31,356
Zhaojin Mining Industry Co., Ltd. (a)	60,500	38,922
Zijin Mining Group Co., Ltd. (a)	1,858,685	328,299

		95,516,586

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

HONG KONG — 9.5%
Agile Property Holdings, Ltd. (a)	1,432,088	$1,536,157
Beijing Enterprises Holdings, Ltd.	92,000	662,451
Belle International Holdings, Ltd.	504,000	692,676
C.banner International Holdings, Ltd. (a)	216,000	84,380
Cecep Costin New Materials Group, Ltd.	178,000	75,502
Changshouhua Food Co., Ltd.	93,000	73,260
China Everbright International, Ltd. (a)	133,000	102,883
China Haidian Holdings, Ltd.	540,000	49,431
China Leason CBM & Shale Gas Group Co., Ltd. (b)	1,140,000	72,753
China Mengniu Dairy Co., Ltd.	369,390	1,321,572
China Merchants Holdings International Co., Ltd.	446,087	1,388,927
China Mobile, Ltd.	970,636	10,136,406
China Overseas Land & Investment, Ltd. (a)	1,139,084	2,988,565
China Resources Enterprise, Ltd. (a)	454,746	1,430,544
China Resources Land, Ltd. (a)	381,355	1,042,336
China Resources Power Holdings Co., Ltd.	374,000	891,079
China Unicom (Hong Kong), Ltd. (a)	1,048,172	1,391,914
China Yurun Food Group, Ltd. (a)(b)	226,659	137,930
Citic Pacific, Ltd. (a)	246,000	263,877
CNOOC, Ltd.	2,997,249	5,085,355
COSCO Pacific, Ltd.	577,527	750,543
Evergrande Real Estate Group, Ltd. (a)(b)	192,000	71,044
Geely Automobile Holdings, Ltd. (a)	100,000	43,319
GOME Electrical Appliances Holding, Ltd. (a)(b)	822,000	74,184
Huabao International Holdings, Ltd. (a)	158,000	69,871
Kingboard Chemical Holdings, Ltd.	145,200	299,148
Kunlun Energy Co., Ltd.	486,000	862,179
Lenovo Group, Ltd. (a)	2,329,703	2,111,536
Lijun International Pharmaceutical Holding, Ltd.	196,000	61,911
Magic Holdings International, Ltd.	261,000	161,519
NVC Lighting Holdings, Ltd.	133,000	40,982
Prince Frog International Holdings, Ltd. (a)	103,000	71,178
Sino Biopharmaceutical (a)	212,000	137,482
Sino-Ocean Land Holdings, Ltd. (a)	987,088	535,773
Skyworth Digital Holdings, Ltd.	150,664	76,144
Sunac China Holdings, Ltd.	137,000	89,728
Sunny Optical Technology Group Co., Ltd.	43,000	51,890
TCL Multimedia Technology Holdings, Ltd.	52,000	30,705
Yingde Gases	62,000	57,233

		35,024,367

INDIA — 15.6%
Anant Raj, Ltd.	79,530	70,597
Apollo Hospitals Enterprise, Ltd.	131,855	2,337,445
Axis Bank, Ltd.	29,589	659,846
Bharat Heavy Electricals, Ltd.	265,158	777,514
Bharti Airtel, Ltd.	440,453	2,162,426
Cipla, Ltd.	215,373	1,420,538
DLF, Ltd.	86,674	264,361
Dr Reddy’s Laboratories, Ltd.	9,866	368,383
GAIL India, Ltd.	64,838	341,838
Godrej Industries, Ltd.	25,349	132,002
Gujarat Mineral Development Corp., Ltd.	59,720	127,279
HDFC Bank, Ltd.	357,721	4,030,193
Hero Motocorp, Ltd.	17,019	476,289
Hindalco Industries, Ltd.	149,051	250,320
Hindustan Unilever, Ltd.	387,174	3,812,450
Hindustan Zinc, Ltd.	456,576	785,610
Housing Development & Infrastructure, Ltd. (b)	14,400	9,039
Housing Development Finance Corp., Ltd.	203,109	3,004,509
ICICI Bank, Ltd.	199	3,586
ICICI Bank, Ltd. ADR (a)	65,720	2,513,790
Idea Cellular, Ltd. (b)	599,511	1,427,527
IDFC, Ltd.	208,772	450,217
India Infoline, Ltd.	149,285	130,632
Indiabulls Housing Finance, Ltd. (b)(c)	155,648	694,883
Indiabulls Real Estate, Ltd.	23,753	25,222
Indian Hotels Co., Ltd.	703,685	568,395
Indian Oil Corp., Ltd.	99,028	391,196
Infosys Technologies, Ltd. ADR (a)	104,985	4,324,332
ITC, Ltd. GDR (a)	419,652	2,286,684
IVRCL Infrastructures & Projects, Ltd. (b)	56,494	14,308
Jaiprakash Associates, Ltd.	28,443	25,655
Jindal Steel & Power, Ltd.	71,752	262,557
JSW Steel, Ltd.	19,654	217,724
Lanco Infratech, Ltd. (b)	265,086	30,557
Larsen & Toubro, Ltd. GDR (a)	27,888	655,647
Mahindra & Mahindra, Ltd.	130,505	2,131,563
NTPC, Ltd.	191,185	462,480
Oil & Natural Gas Corp., Ltd.	397,708	2,215,921
Reliance Capital, Ltd.	45,068	255,467
Reliance Communications, Ltd.	266,207	531,070
Reliance Industries, Ltd. GDR (d)	181,589	5,227,947
Reliance Infrastructure, Ltd.	87,961	516,887
Sesa Goa, Ltd.	82,624	198,548
Siemens India, Ltd.	90,740	842,428
State Bank of India	24,309	799,241
Steel Authority of India, Ltd.	277,195	236,729
Sterlite Industries India, Ltd.	213,715	301,017
Sun Pharmaceutical Industries, Ltd.	72,947	1,241,726
Suzlon Energy, Ltd. (b)	180,289	27,760
Tata Consultancy Services, Ltd.	108,851	2,780,852

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Tata Motors, Ltd.	388,068	$1,836,997
Tata Steel, Ltd.	46,244	213,030
Unitech, Ltd. (b)	176,733	62,752
United Spirits, Ltd.	14,543	530,523
Wipro, Ltd. ADR (a)	152,938	1,113,389
Zee Entertainment Enterprises, Ltd.	302,466	1,201,466

		57,781,344

INDONESIA — 6.4%
Ace Hardware Indonesia Tbk PT	2,644,500	197,172
Adaro Energy Tbk PT	3,486,000	302,061
Agis Tbk PT (b)	1,400,000	56,423
Agung Podomoro Land Tbk PT (b)	806,500	31,285
AKR Corporindo Tbk PT	147,500	78,766
Alam Sutera Realty Tbk PT	706,000	53,350
Astra International Tbk PT	3,808,700	2,686,237
Bank Central Asia Tbk PT	2,464,296	2,482,918
Bank Mandiri Tbk PT	1,609,905	1,459,864
Bank Rakyat Indonesia Persero Tbk PT	4,500,796	3,514,476
Bekasi Fajar Industrial Estate Tbk PT (b)	1,271,000	101,168
Bhakti Investama Tbk PT	3,090,000	149,441
Bumi Resources Tbk PT	4,363,964	241,832
BW Plantation Tbk PT	423,500	40,963
Charoen Pokphand Indonesia Tbk PT	414,500	215,081
Ciputra Property Tbk PT	493,000	59,110
Ciputra Surya Tbk PT	503,000	167,244
Citra Marga Nusaphala Persada Tbk PT	339,500	105,185
Garda Tujuh Buana Tbk PT (b)(e)	127,500	24,023
Garuda Indonesia Tbk PT (b)	3,880,500	203,311
Global Mediacom Tbk PT	394,000	85,350
Gudang Garam Tbk PT	113,000	576,101
Indocement Tunggal Prakarsa Tbk PT	384,925	948,254
Indomobil Sukses Internasional Tbk PT	85,500	45,657
Indosat Tbk PT	851,248	450,282
Intiland Development Tbk PT	1,400,000	71,940
Kalbe Farma Tbk PT	1,120,000	162,499
Kawasan Industri Jababeka Tbk PT (b)	7,006,000	250,592
Lippo Cikarang Tbk PT (b)	362,000	311,849
Lippo Karawaci Tbk PT	1,839,000	281,640
Matahari Putra Prima Tbk PT	507,000	149,418
Mayora Indah Tbk PT	69,000	209,607
Media Nusantara Citra Tbk PT	514,000	161,839
Metropolitan Land Tbk PT	2,315,500	118,983
Mitra Adiperkasa Tbk PT	90,000	63,476
MNC Sky Vision Tbk PT (b)	268,500	63,574
Modernland Realty Tbk PT (b)	3,169,000	287,365
Multistrada Arah Sarana Tbk PT	1,016,000	40,947
Pakuwon Jati Tbk PT	2,532,000	88,014
Pembangunan Perumahan Persero PT Tbk	666,000	90,589
Perusahaan Gas Negara Persero Tbk PT	3,722,640	2,156,693
Ramayana Lestari Sentosa Tbk PT	715,500	93,718
Selamat Sempurna Tbk PT	662,500	176,889
Semen Gresik Persero Tbk PT	615,000	1,059,597
Summarecon Agung Tbk PT	959,000	124,646
Surya Citra Media Tbk PT	157,527	43,251
Surya Semesta Internusa Tbk PT	1,525,000	199,748
Telekomunikasi Indonesia Tbk PT	1,921,094	2,177,563
Tiga Pilar Sejahtera Food Tbk	1,013,500	127,645
Tower Bersama Infrastructure Tbk PT (b)	363,500	190,448
United Tractors Tbk PT	313,545	574,964
Wijaya Karya Persero Tbk PT	550,500	113,705
XL Axiata Tbk PT	119,000	57,851

		23,724,604

MALAYSIA — 7.2%
Aeon Credit Service M Bhd	49,400	269,241
AirAsia Bhd	73,800	74,512
Alliance Financial Group Bhd	1,326,510	2,225,195
Axiata Group Bhd	533,700	1,119,934
Bursa Malaysia Bhd	460,934	1,102,915
Carlsberg Brewery Malay Bhd	484,103	2,344,287
CB Industrial Product Holding Bhd	35,000	29,024
CIMB Group Holdings Bhd	440,500	1,154,404
ECM Libra Financial Group Bhd	1,200,531	309,680
Genting Bhd	727,700	2,404,554
Genting Malaysia Bhd	646,000	795,360
IJM Corp. Bhd	1,025,940	1,834,645
IOI Corp. Bhd	1,266,196	2,180,125
K&N Kenanga Holdings Bhd	73	14
Landmarks Bhd (b)	1,289,700	453,099
Lingkaran Trans Kota Holdings Bhd	76,100	105,497
Malayan Banking Bhd	512,981	1,688,559
Malaysian Airline System Bhd (b)	10,567,830	1,020,158
Maxis Bhd	436,700	949,558
OSK Holdings Bhd	1,713,225	894,705
Padini Holdings Bhd	81,900	48,992
PPB Group Bhd	123,100	551,700
Public Bank Bhd	204,500	1,096,449
Sime Darby Bhd	396,100	1,201,025
TAN Chong Motor Holdings Bhd	512,700	1,064,508
Tenaga Nasional Bhd	391,350	1,026,837
Wah Seong Corp. Bhd	1,264,674	728,504

		26,673,481

PHILIPPINES — 2.5%
Ayala Land, Inc.	4,293,375	3,021,264
Cebu Air, Inc.	69,900	107,763
Cebu Holdings, Inc.	1,051,900	142,445
First Gen Corp. (b)	4,942,370	1,944,914
First Philippine Holdings Corp.	971,044	1,644,256
GMA Holdings, Inc.	196,600	40,731
Megawide Construction Corp.	804,500	370,591
Philippine Long Distance Telephone Co.	27,219	1,852,404
Philweb Corp.	101,100	34,308

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Puregold Price Club, Inc.	74,600	$62,685

		9,221,361

TAIWAN — 26.7%
Acer, Inc. (b)	818,456	587,128
Advanced Semiconductor Engineering, Inc.	2,379,636	1,996,858
Asia Cement Corp.	1,219,372	1,501,279
Asustek Computer, Inc.	181,138	1,559,294
AU Optronics Corp. ADR (a)(b)	210,560	728,538
Catcher Technology Co., Ltd.	230,539	1,199,963
Cathay Financial Holding Co., Ltd.	1,481,650	2,021,937
Chang Hwa Commercial Bank	3,039,695	1,678,521
China Development Financial Holding Corp. (b)	3,963,272	1,113,435
China Steel Chemical Corp.	31,877	158,476
China Steel Corp.	2,522,254	2,066,042
Chinatrust Financial Holding Co., Ltd.	3,815,124	2,361,301
Chunghwa Picture Tubes, Ltd. (b)	1,823,368	107,683
Chunghwa Telecom Co., Ltd.	675,268	2,298,133
Coland Holdings, Ltd.	38,000	88,245
Compal Electronics, Inc.	1,717,431	965,557
Delta Electronics, Inc.	527,893	2,404,237
Epistar Corp.	234,170	412,538
Everlight Electronics Co., Ltd.	209,996	345,427
Far Eastern New Century Corp.	1,727,461	1,867,463
First Financial Holding Co., Ltd	2,520,526	1,492,754
Formosa Chemicals & Fibre Corp.	879,390	2,156,590
Formosa Petrochemical Corp.	328,000	837,209
Formosa Plastics Corp.	1,306,940	3,161,494
Foxconn Technology Co., Ltd.	400,483	972,779
Fubon Financial Holding Co., Ltd.	1,987,998	2,709,610
Hon Hai Precision Industry Co., Ltd.	2,058,735	5,083,127
HTC Corp.	150,710	1,201,818
Hua Nan Financial Holdings Co., Ltd.	2,364,347	1,325,315
Innolux Corp. (b)	215,928	107,708
King Yuan Electronics Co., Ltd.	2,400,898	1,770,373
Largan Precision Co., Ltd.	41,710	1,336,011
Lite-On Technology Corp.	736,165	1,291,992
Macronix International Co., Ltd.	1,771,374	410,765
MediaTek, Inc.	264,219	3,072,314
Mega Financial Holding Co., Ltd.	2,242,306	1,702,061
Motech Industries, Inc. (b)	135,507	171,130
Nan Ya Plastics Corp.	1,331,960	2,808,711
Novatek Microelectronics Corp.	201,062	976,094
Pegatron Corp. (b)	420,630	694,711
Powertech Technology, Inc.	461,518	866,953
ProMOS Technologies, Inc. (b)(e)	1,135,850	0
Quanta Computer, Inc.	1,016,194	2,203,884
Realtek Semiconductor Corp.	378,516	896,688
Shin Kong Financial Holding Co., Ltd. (b)	2,731,642	920,543
Siliconware Precision Industries Co.	908,745	1,143,094
SinoPac Financial Holdings Co., Ltd.	3,031,609	1,441,408
Synnex Technology International Corp.	270,000	352,691
Tainan Enterprises Co., Ltd.	890,567	952,343
Taishin Financial Holdings Co., Ltd.	3,135,096	1,380,777
Taiwan Cement Corp.	1,535,216	1,890,143
Taiwan FU Hsing Industrial Co., Ltd.	1,810,000	1,642,655
Taiwan Mobile Co., Ltd.	341,200	1,349,044
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	748,677	13,715,763
Tatung Co., Ltd. (b)	930,107	234,303
Tripod Technology Corp.	477,361	1,030,505
Uni-President Enterprises Corp.	1,735,041	3,380,815
United Integrated Services Co., Ltd.	1,330,000	1,300,224
United Microelectronics Corp. ADR	706,757	1,646,744
Via Technologies, Inc. (b)	211,490	125,605
Walsin Lihwa Corp. (b)	615,000	174,624
Wistron Corp.	842,096	849,935
Yageo Corp. (b)	3,911,000	1,324,502
Yuanta Financial Holding Co., Ltd.	2,062,823	1,073,706

		98,641,570

THAILAND — 5.9%
Advanced Info Service PCL	498,923	4,536,395
Bangkok Expressway PCL (a)	1,846,442	2,128,335
BEC World PCL	39,200	74,254
Big C Supercenter PCL	6,500	39,086
Central Plaza Hotel PCL	61,100	65,503
CP ALL PCL	941,600	1,184,021
Electricity Generating PCL	464,646	2,022,480
IRPC PCL (a)	3,803,939	404,740
Jasmine International PCL	412,800	104,481
Kasikornbank PCL	228,254	1,442,456
PTT Exploration & Production PCL (a)	529,253	2,704,711
PTT PCL	287,626	3,106,713
Siam Cement PCL NVDR	62,100	893,007
Siam Commercial Bank PCL	301,397	1,671,458
Siam Global House PCL	138,333	103,922
Thai Beverage PCL	803,000	373,547
Thai Oil PCL	544,805	1,106,649

		21,961,758

TOTAL COMMON STOCKS —
(Cost $365,099,015)		368,545,071

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value
CORPORATE BONDS & NOTES — 0.0% (f)
MALAYSIA — 0.0% (f)
K&N Kenanga Holdings Bhd 5.00%, 12/13/2013 (c) (Cost $0)	MYR	278,810	$—

SHORT TERM INVESTMENTS — 7.1%
UNITED STATES — 7.1%
MONEY MARKET FUNDS — 7.1%
State Street Navigtor Securities Lending Prime Portfolio (g)(h)		21,861,543	21,861,543
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)		4,568,334	4,568,334

TOTAL SHORT TERM INVESTMENTS —
(Cost $26,429,877)			26,429,877

TOTAL INVESTMENTS — 106.7%
(Cost $391,528,892)			394,974,948
OTHER ASSETS & LIABILITIES — (6.7)%			(24,965,175)

NET ASSETS — 100.0%			$370,009,773

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

	PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	18.0%
Oil, Gas & Consumable Fuels	9.8
Semiconductors & Semiconductor Equipment	7.3
Wireless Telecommunication Services	6.8
Internet Software & Services	4.1
Real Estate Management & Development	3.7
Electronic Equipment, Instruments & Components	3.7
Computers & Peripherals	3.5
Food Products	3.2
Insurance	3.1
Automobiles	3.0
Construction Materials	2.5
Chemicals	2.4
IT Services	2.3
Diversified Telecommunication Services	2.2
Metals & Mining	2.2
Independent Power Producers & Energy Traders	2.1
Transportation Infrastructure	1.6
Construction & Engineering	1.6
Industrial Conglomerates	1.3
Diversified Financial Services	1.2
Hotels, Restaurants & Leisure	1.2
Household Products	1.0
Electric Utilities	0.9
Pharmaceuticals	0.8
Beverages	0.8
Thrifts & Mortgage Finance	0.8
Tobacco	0.8
Food & Staples Retailing	0.7
Gas Utilities	0.7
Health Care Providers & Services	0.6
Capital Markets	0.6
Airlines	0.6
Marine	0.5
Internet & Catalog Retail	0.5
Electrical Equipment	0.4
Building Products	0.4
Energy Equipment & Services	0.4
Media	0.3
Textiles, Apparel & Luxury Goods	0.3
Communications Equipment	0.3
Specialty Retail	0.3
Personal Products	0.3
Household Durables	0.2
Machinery	0.2
Health Care Equipment & Supplies	0.1
Diversified Consumer Services	0.1
Consumer Finance	0.1
Auto Components	0.1
Multiline Retail	0.0	***
Commercial Services & Supplies	0.0	***
Trading Companies & Distributors	0.0	***
Short Term Investment	7.1
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Garda Tujah Buana Tbk PT, which was Level 3 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.01% of net assets, K&N Kenanga Holdings Bhd, which was Level 2 and part of the Capital Markets Industry, representing 0.00% of net assets, Indiabulls Housing Finance, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.19% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
CHINA — 11.6%
51job, Inc. ADR (a)	24,544	$6,751
Anhui Expressway Co., Ltd.	8,000	3,816
Anta Sports Products, Ltd.	5,000	4,383
AsiaInfo-Linkage, Inc. (a)	295	3,404
BYD Co., Ltd. (a)(b)	2,500	8,284
BYD Electronic International Co., Ltd. (a)	6,500	3,469
China Agri-Industries Holdings, Ltd.	7,800	3,419
China Huiyuan Juice Group, Ltd. (a)	5,500	2,241
China Liansu Group Holdings	9,000	4,595
China Minzhong Food Corp., Ltd. (a)(b)	3,000	2,472
China Molybdenum Co., Ltd. (b)	9,000	3,110
China National Accord Medicines Corp., Ltd.	800	2,646
China SCE Property Holdings, Ltd. (a)	10,000	2,295
China Shanshui Cement Group, Ltd.	11,000	4,949
China Suntien Green Energy Corp., Ltd.	14,000	5,126
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	12,000	1,918
China Wireless Technologies, Ltd.	8,000	3,032
Chongqing Machinery & Electric Co., Ltd.	16,000	1,960
Dongyue Group (b)	6,000	2,398
E-Commerce China Dangdang, Inc. ADR (a)	400	2,776
E-House China Holdings, Ltd.	488	2,118
First Tractor Co., Ltd.	2,000	1,101
Giant Interactive Group, Inc. ADR	800	6,408
Great Wall Technology Co., Ltd. (a)	6,000	1,145
Guangzhou Automobile Group Co., Ltd. (b)	8,000	7,560
Haitian International Holdings, Ltd.	4,000	5,848
Hangzhou Steam Turbine Co.	3,100	4,308
Harbin Electric Co., Ltd.	4,000	2,646
Home Inns & Hotels Management, Inc. ADR (a)	97	2,591
Huangshan Tourism Development Co., Ltd.	2,800	3,399
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	10,000	3,172
Jiangsu Future Land Co., Ltd.	8,400	5,653
Kingsoft Corp., Ltd.	7,000	11,570
Lonking Holdings, Ltd. (a)(b)	14,000	2,780
MIE Holdings Corp.	10,000	2,321
Peak Sport Products Co., Ltd.	7,000	1,254
People’s Food Holdings, Ltd.	5,000	4,337
Ports Design, Ltd.	2,000	1,305
Renhe Commercial Holdings Co., Ltd. (a)(b)	58,000	3,215
Renren, Inc. ADR (a)	540	1,615
REXLot Holdings, Ltd.	50,000	3,288
Semiconductor Manufacturing International Corp. (a)(b)	127,000	9,333
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	6,800	2,992
Shanghai Dajiang Group, Class B (a)	9,600	2,765
Shanghai Diesel Engine Co., Ltd. Class B	3,520	2,693
Shanghai Haixin Group Co. (a)	5,800	3,039
Shenguan Holdings Group, Ltd. (b)	8,000	3,723
Sohu.com, Inc. (a)	200	12,324
Sound Global, Ltd. (a)(b)	8,000	3,595
TCL Communication Technology Holdings, Ltd.	4,000	1,795
Tong Ren Tang Technologies Co., Ltd.	2,000	6,111
Travelsky Technology, Ltd.	7,000	4,440
WuXi PharmaTech Cayman, Inc. ADR (a)	344	7,224
Xinjiang Xinxin Mining Industry Co., Ltd. (a)	11,000	1,801
Xinyi Glass Holdings Co., Ltd. (b)	14,000	10,884
Youku Tudou, Inc. ADR (a)	400	7,676
Zhejiang Southeast Electric Power Co. (a)	15,300	12,194

		243,267

HONG KONG — 16.1%
361 Degrees International, Ltd. (b)	5,000	1,193
Ajisen China Holdings, Ltd. (b)	4,000	3,130
Anxin-China Holdings, Ltd.	16,000	3,899
Asian Citrus Holdings, Ltd.	4,171	1,484
AviChina Industry & Technology Co.	12,000	6,204
Beijing Capital Land, Ltd.	12,000	4,378
Beijing Enterprises Water Group, Ltd. (b)	18,000	6,452
Biostime International Holdings, Ltd.	1,000	5,608
Boshiwa International Holding, Ltd. (a)(c)	32,000	0
Cecep Costin New Materials Group, Ltd.	11,000	4,666
CGN Mining Co., Ltd. (a)	15,000	1,122
Chailease Holding Co., Ltd.	4,000	9,449
China Dongxiang Group Co. (b)	20,000	3,223
China Everbright International, Ltd.	12,000	9,283
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	8,000	3,641
China Lilang, Ltd.	4,000	2,130
China Lumena New Materials Corp. (b)	26,000	4,861
China Medical System Holdings, Ltd.	8,500	7,583
China Metal Recycling Holdings, Ltd. (b)(d)	3,988	4,124
China Modern Dairy Holdings, Ltd. (a)(b)	19,000	5,438
China National Materials Co., Ltd. (b)	8,000	1,485
China Oil and Gas Group, Ltd. (b)	20,000	4,048
China Power International Development, Ltd. (b)	16,000	6,003
China Precious Metal Resources Holdings Co., Ltd. (a)	20,000	3,326
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	20,500	2,987
China Shineway Pharmaceutical Group, Ltd.	3,000	4,773
China Travel International Investment Hong Kong, Ltd.	24,000	4,487
China Yurun Food Group, Ltd. (a)(b)	7,000	4,260
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	5,000	2,346
Citic Resources Holdings, Ltd. (a)	22,000	2,496
Comba Telecom Systems Holdings, Ltd. (a)(b)	6,000	1,918
Cosco International Holdings, Ltd.	8,000	3,228
Dah Chong Hong Holdings, Ltd. (b)	5,000	3,990
Digital China Holdings, Ltd.	4,000	4,781
Fufeng Group, Ltd. (a)	7,200	2,330
Global Bio-Chem Technology Group Co., Ltd. (a)	14,000	1,245
Glorious Property Holdings, Ltd. (a)	18,000	2,738
GOME Electrical Appliances Holding, Ltd. (a)(b)	56,000	5,054
Greatview Aseptic Packaging Co., Ltd.	7,000	4,332
Hengdeli Holdings, Ltd. (b)	13,200	3,012

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Hidili Industry International Development, Ltd. (b)	9,000	$1,636
Hopson Development Holdings, Ltd. (a)	4,000	5,477
Hua Han Bio-Pharmaceutical Holdings, Ltd.	14,400	3,825
Ju Teng International Holdings, Ltd. (b)	6,000	2,808
Kaisa Group Holdings, Ltd. (a)(b)	14,000	3,159
Kingboard Chemical Holdings, Ltd.	3,600	7,417
Kingboard Laminates Holdings, Ltd.	6,500	2,573
Kingdee International Software Group Co., Ltd. (a)	10,000	1,857
Kingway Brewery Holdings, Ltd. (a)	8,000	2,888
KWG Property Holding, Ltd.	9,000	4,711
Lee & Man Paper Manufacturing, Ltd.	9,000	5,361
Li Ning Co., Ltd. (a)(b)	5,000	2,501
Lianhua Supermarket Holdings Co., Ltd. (b)	3,000	1,636
Minth Group, Ltd.	4,000	6,219
North Mining Shares Co., Ltd. (a)	60,000	2,901
NVC Lighting Holdings, Ltd.	11,000	3,389
Pacific Online, Ltd.	5,000	2,198
PCD Stores, Ltd. (b)	22,000	3,375
Poly Hong Kong Investments, Ltd. (b)	12,000	6,482
Real Nutriceutical Group, Ltd.	5,000	1,412
Sany Heavy Equipment International Holdings Co., Ltd. (b)	6,000	1,508
Shenzhen International Holdings, Ltd.	62,161	7,694
Shenzhen Investment, Ltd.	14,790	5,625
Shougang Concord International Enterprises Co., Ltd. (a)(b)	56,000	2,527
Shougang Fushan Resources Group, Ltd. (b)	24,000	9,314
Sino Biopharmaceutical (b)	16,000	10,376
Sinopec Kantons Holdings, Ltd.	4,000	3,729
Sinotrans Shipping, Ltd.	12,500	2,998
Sinotrans, Ltd.	16,000	2,991
Sinotruk Hong Kong, Ltd.	5,500	2,695
Skyworth Digital Holdings, Ltd.	10,176	5,143
Springland International Holdings, Ltd.	8,000	3,961
Sunac China Holdings, Ltd. (b)	12,000	7,859
The United Laboratories International Holdings, Ltd. (a)	6,500	2,321
Tianjin Port Development Holdings, Ltd.	24,000	3,125
Tianneng Power International, Ltd.	6,000	2,406
United Energy Group, Ltd. (a)	24,000	3,311
Vinda International Holdings, Ltd. (b)	3,000	3,067
VODone, Ltd. (a)	19,200	1,361
Wasion Group Holdings, Ltd.	6,000	3,729
West China Cement, Ltd.	22,000	3,262
Winsway Coking Coal Holding, Ltd. (b)	14,000	794
Yashili International Holdings, Ltd.	14,000	6,227
Yingde Gases	8,000	7,385
Yip’s Chemical Holdings, Ltd.	4,160	3,770
Yuexiu Transport Infrastructure, Ltd.	6,000	3,032

		338,742

INDIA — 8.5%
Amtek Auto, Ltd.	1,276	1,504
Apollo Hospitals Enterprise, Ltd.	361	6,400
Arvind, Ltd.	1,703	2,240
Aurobindo Pharma, Ltd.	1,347	4,094
Bajaj Holdings and Investment, Ltd.	314	4,251
Bharat Forge, Ltd.	961	3,585
Bhushan Steel, Ltd.	656	5,128
Biocon, Ltd.	578	2,732
Core Education & Technologies, Ltd.	801	375
Coromandel International, Ltd.	788	2,428
Crompton Greaves, Ltd.	1,197	1,761
Dewan Housing Finance Corp., Ltd.	701	1,884
Dish TV India, Ltd. (a)	2,996	3,073
Era Infra Engineering, Ltd.	1,036	2,370
Federal Bank, Ltd.	908	6,253
Financial Technologies India, Ltd.	240	3,147
Fortis Healthcare, Ltd. (a)	1,548	2,243
Gateway Distriparks, Ltd.	517	952
Glenmark Pharmaceuticals, Ltd.	746	6,883
GMR Infrastructure, Ltd. (a)	8,571	2,538
Godrej Industries, Ltd.	563	2,932
GVK Power & Infrastructure, Ltd. (a)	4,438	545
Hexaware Technologies, Ltd.	1,194	1,743
Hindustan Construction Co. (a)	8,607	1,528
Housing Development & Infrastructure, Ltd. (a)	2,154	1,352
IFCI, Ltd.	6,473	2,854
India Cements, Ltd.	1,920	1,837
India Infoline, Ltd.	1,856	1,624
Indiabulls Housing Finance, Ltd. (a)(d)	1,305	5,826
Indiabulls Real Estate, Ltd.	2,623	2,785
Indian Hotels Co., Ltd.	4,568	3,690
Jain Irrigation Systems, Ltd.	1,618	1,416
JSW Energy, Ltd.	3,677	2,692
Jubilant Foodworks, Ltd. (a)	202	3,553
Mahindra & Mahindra Financial Services, Ltd.	1,845	8,107
Manappuram Finance, Ltd.	3,108	554
MAX India, Ltd.	786	2,645
McLeod Russel India, Ltd.	664	3,227
Motherson Sumi Systems, Ltd.	1,236	4,123
Mphasis, Ltd.	550	3,443
Opto Circuits India, Ltd.	1,081	367
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	1,446	1,623
Piramal Healthcare, Ltd.	495	4,745
PTC India, Ltd.	3,347	2,771
Punj Lloyd, Ltd.	3,619	2,122
Rajesh Exports, Ltd.	1,459	2,993
REI Agro, Ltd.	5,759	1,163
Reliance Communications, Ltd.	4,547	9,071
Rolta India, Ltd.	2,124	2,241
Sintex Industries, Ltd.	2,626	1,787
Strides Arcolab, Ltd.	143	2,100
Suzlon Energy, Ltd. (a)	7,233	1,114
Tata Chemicals, Ltd.	890	4,217
Tata Global Beverages, Ltd.	1,907	4,313
Thermax, Ltd.	421	4,238
Unitech, Ltd. (a)	8,920	3,167
United Phosphorus, Ltd.	1,963	4,484
Videocon Industries, Ltd.	659	2,212
Voltas, Ltd.	1,775	2,418
Welspun Corp., Ltd.	1,967	1,443

		178,906

INDONESIA — 7.1%
Ace Hardware Indonesia Tbk PT	45,000	3,355
AKR Corporindo Tbk PT	7,000	3,738
Alam Sutera Realty Tbk PT	75,000	5,667
Aneka Tambang Persero Tbk PT	20,500	2,065

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Bakrieland Development Tbk PT (a)	274,500	$1,383
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,000	6,777
Bank Tabungan Negara Tbk PT	15,424	1,787
Barito Pacific Tbk PT (a)	36,000	1,415
Bhakti Investama Tbk PT	112,000	5,417
Bisi International PT	13,500	925
Borneo Lumbung Energi & Metal Tbk PT (a)	73,000	2,832
Bumi Resources Minerals Tbk PT (a)	31,500	952
Bumi Resources Tbk PT	91,000	5,043
Bumi Serpong Damai PT	43,000	7,798
Ciputra Development Tbk PT	65,500	8,909
Delta Dunia Makmur Tbk PT (a)	52,000	702
Energi Mega Persada Tbk PT (a)	222,000	2,662
Gajah Tunggal Tbk PT	13,500	4,353
Garda Tujuh Buana Tbk PT (a)(c)	5,500	1,036
Garuda Indonesia Tbk PT (a)	56,000	2,934
Harum Energy Tbk PT	4,500	1,372
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	20,000	2,257
Indika Energy Tbk PT	15,500	1,202
Indomobil Sukses Internasional Tbk PT	5,000	2,670
Japfa Comfeed Indonesia Tbk PT	40,000	6,489
Kawasan Industri Jababeka Tbk PT (a)	131,000	4,686
Matahari Putra Prima Tbk PT	19,500	5,747
Mayora Indah Tbk PT	2,500	7,594
Medco Energi Internasional Tbk PT	12,500	2,128
Mitra Adiperkasa Tbk PT	6,000	4,232
Pakuwon Jati Tbk PT	154,500	5,371
Pembangunan Perumahan Persero PT Tbk	36,000	4,897
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,500	3,899
Ramayana Lestari Sentosa Tbk PT	25,500	3,340
Sentul City Tbk PT (a)	109,500	2,703
Summarecon Agung Tbk PT	75,000	9,748
Surya Citra Media Tbk PT	11,303	3,103
Surya Semesta Internusa Tbk PT	22,500	2,947
Timah Tbk PT	20,000	2,076
Trada Maritime Tbk PT (a)	27,000	3,809

		150,020

MALAYSIA — 7.1%
Aeon Co. M Bhd	900	4,216
Berjaya Corp. Bhd	17,000	3,148
Berjaya Sports Toto Bhd	8,280	11,452
Boustead Holdings Bhd	2,300	3,814
Bursa Malaysia Bhd	4,000	9,571
CapitaMalls Malaysia Trust	6,100	3,379
Carlsberg Brewery Malay Bhd	800	3,874
Dialog Group Bhd	10,900	9,729
DRB-Hicom Bhd	1,600	1,362
Eastern & Oriental Bhd	6,300	3,988
IGB Corp. Bhd	8,600	6,778
KLCC Property Holdings Bhd	2,100	4,520
KNM Group Bhd (a)	1,885	274
Kossan Rubber Industries	3,000	4,738
Malaysian Bulk Carriers Bhd	7,900	4,376
Malaysian Resources Corp. Bhd	8,600	4,165
Media Prima Bhd	6,900	6,115
MPHB Capital Bhd (a)	4,250	1,843
Multi-Purpose Holdings Bhd	8,500	9,712
Oriental Holdings Bhd	2,500	7,794
Parkson Holdings Bhd	3,600	4,444
Sunway Bhd	4,100	4,594
Sunway Real Estate Investment Trust	14,000	6,824
TAN Chong Motor Holdings Bhd	3,000	6,229
Top Glove Corp. Bhd	3,300	6,517
TSH Resources Bhd	4,000	3,038
United Plantations Bhd	400	3,557
UOA Development Bhd	4,900	3,753
Wah Seong Corp. Bhd	7,971	4,592

		148,396

PHILIPPINES — 2.9%
Belle Corp. (a)	30,000	3,542
Cebu Air, Inc.	2,190	3,376
First Philippine Holdings Corp.	2,550	4,318
GMA Holdings, Inc.	23,330	4,833
Lepanto Consolidated Mining (a)	96,000	1,045
Megaworld Corp.	96,000	7,333
Nickel Asia Corp.	8,375	3,005
Philex Petroleum Corp. (a)	2,707	658
Philippine National Bank (a)	2,140	4,250
Puregold Price Club, Inc.	5,000	4,201
Rizal Commercial Banking Corp.	4,900	6,522
Robinsons Land Corp.	7,000	3,289
Security Bank Corp.	1,150	4,025
Semirara Mining Corp.	1,050	6,728
SM Development Corp.	26,260	4,596

		61,721

SINGAPORE — 0.2%
Yanlord Land Group, Ltd. (b)	4,000	3,879

TAIWAN — 39.1%
Ability Enterprise Co., Ltd.	3,000	2,693
Accton Technology Corp.	6,000	3,724
Adlink Technology, Inc.	1,600	2,103
Advantech Co., Ltd.	2,000	9,543
AGV Products Corp. (a)	8,000	2,635
Airtac International Group	1,070	5,105
Alcor Micro Corp.	2,000	2,125
Alpha Networks, Inc.	3,000	1,942
Altek Corp.	3,000	1,757
AmTRAN Technology Co., Ltd.	3,000	2,452
Apex Biotechnology Corp.	1,025	2,486
Asia Polymer	3,800	2,840
Asrock, Inc.	1,000	3,453
Aten International Co., Ltd.	1,000	1,805
Bank of Kaohsiung (a)	10,000	3,170
Basso Industry Corp.	3,000	2,497
BES Engineering Corp.	13,000	3,548
Biostar Microtech International Corp.	3,000	1,141
Capital Securities Corp.	17,000	5,786
Career Technology Co., Ltd.	2,000	1,882
Cathay No. 1 REIT	7,000	4,972
Cathay Real Estate Development Co., Ltd.	10,000	6,356
Charoen Pokphand Enterprise	5,000	2,644
Cheng Loong Corp.	8,000	3,537
Cheng Uei Precision Industry Co., Ltd.	2,059	4,074
Chicony Electronics Co., Ltd.	2,460	6,402
Chien Kuo Construction Co., Ltd.	7,000	3,422
Chin-Poon Industrial Co.	4,000	5,872
China Bills Finance Corp.	7,000	2,581
China Chemical & Pharmaceutical Co., Ltd.	5,000	3,320

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

China Manmade Fibers Corp. (a)	9,000	$3,348
China Motor Corp.	3,000	2,648
China Steel Chemical Corp.	1,000	4,971
China Synthetic Rubber Corp.	3,000	3,148
Chipbond Technology Corp.	3,000	7,357
Chong Hong Construction Co., Ltd.	2,040	7,351
Chroma ATE, Inc.	2,000	3,403
Chung Hung Steel Corp. (a)	11,000	3,017
Clevo Co.	3,241	5,515
CMC Magnetics Corp. (a)	19,000	3,468
Compal Communications, Inc. (a)	2,000	2,609
Coretronic Corp.	4,000	3,290
CTCI Corp.	2,000	3,644
CyberTAN Technology, Inc.	3,000	2,482
D-Link Corp.	4,000	2,449
Dimerco Express Taiwan Corp.	3,000	1,677
Dynapack International Technology Corp.	1,000	3,036
E Ink Holdings, Inc.	6,000	3,473
Elan Microelectronics Corp.	3,000	6,757
Elite Material Co., Ltd.	5,000	4,404
Elite Semiconductor Memory Technology, Inc. (a)	3,000	4,244
Entie Commercial Bank	9,000	4,639
Epistar Corp.	4,000	7,047
Eternal Chemical Co., Ltd.	4,000	3,397
Eva Airways Corp. (a)	5,000	2,861
Evergreen Marine Corp., Ltd. (a)	8,000	4,378
Everlight Chemical Industrial Corp.	4,400	3,039
Everlight Electronics Co., Ltd.	2,000	3,290
Excelsior Medical Co., Ltd.	1,100	1,872
Far Eastern Department Stores, Ltd.	5,000	4,763
Far Eastern International Bank	14,747	5,978
Faraday Technology Corp.	3,000	3,088
Farglory Land Development Co., Ltd.	2,000	3,670
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,537
Feng TAY Enterprise Co., Ltd.	2,150	3,615
FLEXium Interconnect, Inc.	637	2,189
Formosa Taffeta Co., Ltd.	5,000	4,755
Formosan Rubber Group, Inc.	6,000	4,935
Formosan Union Chemical	3,700	1,734
FSP Technology, Inc.	3,000	2,758
G Tech Optoelectronics Corp.	1,000	1,788
GeoVision, Inc.	1,059	4,788
Giant Manufacturing Co., Ltd.	2,000	13,747
Gigabyte Technology Co., Ltd.	4,000	3,737
Gintech Energy Corp. (a)	2,000	1,872
Global Unichip Corp. (a)	1,000	3,240
Gloria Material Technology Corp.	3,342	2,230
Goldsun Development & Construction Co., Ltd.	10,000	3,970
Grand Ocean Retail Group, Ltd. (a)	1,000	1,972
Grand Pacific Petrochemical	7,000	4,087
Great Wall Enterprise Co.	3,346	2,864
HannStar Display Corp. (a)	12,000	5,145
Hey Song Corp.	3,000	3,884
Highwealth Construction Corp.	1,370	2,880
Hiwin Technologies Corp.	1,000	5,972
Ho Tung Chemical Corp. (a)	7,840	3,401
Hong TAI Electric Industrial	12,000	3,788
Huaku Development Co., Ltd.	2,080	6,003
Huang Hsiang Construction Co.	1,000	2,346
I-Sheng Electric Wire & Cable Co., Ltd.	3,000	4,454
Ibase Technology, Inc.	2,048	2,631
Inotera Memories, Inc. (a)	7,000	3,655
Inventec Co., Ltd.	16,085	8,963
Jess-Link Products Co., Ltd. (a)	1,000	829
Kenda Rubber Industrial Co., Ltd.	1,091	2,410
Kerry TJ Logistics Co., Ltd.	3,000	3,613
King Yuan Electronics Co., Ltd.	8,000	5,899
King’s Town Bank (a)	6,000	5,105
Kinpo Electronics	18,000	5,195
Kinsus Interconnect Technology Corp.	2,000	7,607
LCY Chemical Corp.	3,149	3,940
Lien Hwa Industrial Corp.	5,000	3,261
Lingsen Precision Industries, Ltd.	5,000	2,669
Long Bon International Co., Ltd.	3,000	2,027
Lumax International Corp., Ltd.	1,391	3,049
Lung Yen Life Service Corp.	1,000	3,270
Macronix International Co., Ltd.	20,519	4,758
Makalot Industrial Co., Ltd.	2,000	9,543
Masterlink Securities Corp.	10,000	3,353
Mayer Steel Pipe Corp. (a)	5,000	2,160
Mercuries & Associates, Ltd.	2,200	1,732
Merida Industry Co., Ltd.	1,600	9,503
Micro-Star International Co., Ltd.	7,000	3,667
Microbio Co., Ltd.	2,760	2,993
MIN AIK Technology Co., Ltd.	1,000	2,773
Mirle Automation Corp.	2,240	1,633
Mitac International Corp.	8,000	2,869
Motech Industries, Inc. (a)	2,000	2,526
Nan Kang Rubber Tire Co., Ltd.	3,704	4,295
Nantex Industry Co., Ltd.	2,100	1,366
Neo Solar Power Corp. (a)	3,000	2,252
Nien Hsing Textile Co., Ltd.	4,500	4,279
Novatek Microelectronics Corp.	3,000	14,564
Oriental Union Chemical Corp.	4,800	4,444
Pan-International Industrial Co., Ltd. (a)	3,000	2,332
Phison Electronics Corp.	1,000	8,225
PixArt Imaging, Inc.	1,020	2,069
Portwell, Inc.	2,000	1,922
Powertech Technology, Inc.	3,000	5,635
President Securities Corp. (a)	7,420	4,345
Prime Electronics Satellitics, Inc.	1,681	1,559
Prince Housing Development Corp.	5,500	3,679
Promate Electronic Co., Ltd.	3,000	2,888
Qisda Corp. (a)	11,000	2,477
Radiant Opto-Electronics Corp.	2,679	8,787
Realtek Semiconductor Corp.	3,070	7,273
RichTek Technology Corp.	1,000	4,438
Ritek Corp. (a)	19,000	3,588
Ruentex Development Co., Ltd.	4,000	7,247
Ruentex Industries, Ltd.	3,000	6,626
Sampo Corp.	7,000	2,371
Sanyang Industry Co., Ltd. (a)	6,000	5,565
Senao International Co., Ltd.	1,000	3,280
Shihlin Paper Corp. (a)	2,000	2,953
Shin Zu Shing Co., Ltd.	1,000	2,362
Shinkong Synthetic Fibers Corp.	14,000	4,456
Sigurd Microelectronics Corp.	4,000	3,256
Silicon Integrated Systems Corp. (a)	5,000	1,735
Simplo Technology Co., Ltd.	1,729	7,500
Sinbon Electronics Co., Ltd.	6,000	5,455

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Sinmag Bakery Machine Corp.	726	$2,761
Sino-American Silicon Products, Inc.	3,000	3,864
Sinon Corp.	7,000	3,468
Sinphar Pharmaceutical Co., Ltd.	2,000	2,316
Sintek Photronic Corp. (a)	5,000	1,818
Sinyi Realty Co.	1,177	2,097
Solar Applied Materials Technology Corp.	3,599	3,422
Solartech Energy Corp. (a)	2,000	1,255
Standard Foods Corp.	582	1,841
Sunonwealth Electric Machine Industry Co., Ltd.	4,000	2,336
Systex Corp. (a)	3,000	3,694
Ta Chong Bank Co., Ltd. (a)	10,660	3,503
Ta Ya Electric Wire & Cable	15,000	3,438
Taichung Commercial Bank	15,570	5,637
Tainan Enterprises Co., Ltd.	3,000	3,208
Tainan Spinning Co., Ltd.	8,000	3,764
Taisun Enterprise Co., Ltd.	6,360	3,003
Taiwan Business Bank (a)	19,560	5,835
Taiwan Cogeneration Corp.	5,000	3,328
Taiwan Fire & Marine Insurance Co.	3,000	2,197
Taiwan Hon Chuan Enterprise Co., Ltd.	2,000	4,685
Taiwan Land Development Corp. (a)	7,430	2,665
Taiwan Secom Co., Ltd.	2,000	4,865
Taiwan Surface Mounting Technology Co., Ltd.	1,232	1,813
Tatung Co., Ltd. (a)	13,000	3,275
Teco Electric & Machinery Co., Ltd.	11,000	11,011
Test-Rite International Co.	4,246	3,350
Thye Ming Industrial Co., Ltd.	3,000	3,403
Tong Hsing Electronic Industries, Ltd.	1,000	4,805
Tong Yang Industry Co., Ltd.	3,240	3,854
Topco Scientific Co., Ltd.	2,000	3,537
Transcend Information, Inc.	2,000	6,206
Tripod Technology Corp.	3,000	6,476
TSRC Corp.	3,700	7,099
TTY Biopharm Co., Ltd.	679	2,288
Tung Ho Steel Enterprise Corp.	5,000	4,554
TXC Corp.	3,000	4,104
U-Ming Marine Transport Corp.	2,000	3,136
Unimicron Technology Corp.	7,000	6,703
Unity Opto Technology Co., Ltd. (a)	3,000	2,628
Unizyx Holding Corp.	5,000	2,219
UPC Technology Corp.	5,499	2,743
USI Corp.	4,200	2,985
Ve Wong Corp.	4,000	2,869
Via Technologies, Inc. (a)	2,000	1,188
Visual Photonics Epitaxy Co., Ltd.	1,008	1,120
Walsin Lihwa Corp. (a)	21,000	5,963
Wan Hai Lines, Ltd. (a)	6,000	3,093
Waterland Financial Holdings Co., Ltd.	12,160	4,057
Wei Chuan Food Corp.	3,000	5,095
Weikeng Industrial Co., Ltd.	3,000	2,122
Win Semiconductors Corp.	3,000	3,218
Winbond Electronics Corp. (a)	20,000	5,659
Wintek Corp. (a)	8,000	3,510
Wistron NeWeb Corp.	2,099	3,099
Yageo Corp. (a)	13,000	4,403
Yang Ming Marine Transport Corp. (a)	7,000	2,908
Yieh Phui Enterprise Co., Ltd.	9,180	2,548
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	4,114
Yungtay Engineering Co., Ltd.	2,000	3,991
Zenitron Corp.	3,000	1,967
Zinwell Corp.	3,000	2,447

		821,287

THAILAND — 6.4%
Bangkok Chain Hospital PCL	20,873	5,283
Bangkok Expressway PCL	5,232	6,031
Bangkok Life Assurance PCL, NVDR	2,100	4,333
Bangkokland PCL, NVDR	72,600	3,581
BTS Group Holdings PCL, NVDR	16,500	4,070
Bumrungrad Hospital PCL	2,886	7,142
Dynasty Ceramic PCL	2,266	4,658
Electricity Generating PCL	2,066	8,993
Esso Thailand PCL, NVDR	10,400	2,280
Jasmine International PCL, NVDR	24,200	6,125
Kiatnakin Bank PCL, NVDR	3,500	5,981
MBK PCL, NVDR	800	4,101
Minor International PCL	12,278	9,818
Precious Shipping PCL	5,974	3,409
Pruksa Real Estate PCL	8,551	6,258
Siam Global House PCL, NVDR	7,117	5,347
Sri Trang Agro-Industry PCL	5,666	2,284
Thai Airways International PCL	4,638	3,694
Thai Stanley Electric PCL, NVDR	700	5,687
Thai Tap Water Supply PCL	27,504	8,957
Thai Vegetable Oil PCL	7,107	4,216
Thanachart Capital PCL	5	6
Thoresen Thai Agencies PCL (a)	8,363	4,449
Tisco Financial Group PCL	3,969	5,247
True Corp. PCL, NVDR (a)	47,290	10,216
Vinythai PCL	2,898	1,093

		133,259

TOTAL COMMON STOCKS —
(Cost $1,876,437)		2,079,477

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Thoresen Thai Agencies PCL (expiring 09/12/15) (a) (Cost $0)	1,194	168

SHORT TERM INVESTMENTS — 5.4%
UNITED STATES — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	106,280	106,280
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	6,609	6,609

TOTAL SHORT TERM INVESTMENTS —
(Cost $112,889)		112,889

TOTAL INVESTMENTS — 104.4%
(Cost $1,989,326)		2,192,534
OTHER ASSETS & LIABILITIES — (4.4)%		(92,153)

NET ASSETS — 100.0%		$2,100,381

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	10.5%
Semiconductors & Semiconductor Equipment	7.8
Electronic Equipment, Instruments & Components	5.8
Food Products	5.1
Chemicals	5.0
Computers & Peripherals	3.7
Commercial Banks	3.5
Metals & Mining	3.3
Pharmaceuticals	3.2
Textiles, Apparel & Luxury Goods	3.2
Machinery	2.5
Auto Components	2.5
Electrical Equipment	2.3
Construction & Engineering	2.3
Hotels, Restaurants & Leisure	2.2
Diversified Financial Services	2.1
Automobiles	2.0
Multiline Retail	1.9
Oil, Gas & Consumable Fuels	1.8
Independent Power Producers & Energy Traders	1.7
Communications Equipment	1.7
Marine	1.4
Transportation Infrastructure	1.3
Leisure Equipment & Products	1.3
Software	1.3
Internet Software & Services	1.2
Media	1.1
Capital Markets	1.1
Specialty Retail	1.0
Water Utilities	0.9
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.8
Household Durables	0.8
Diversified Telecommunication Services	0.8
IT Services	0.8
Paper & Forest Products	0.7
Construction Materials	0.7
Commercial Services & Supplies	0.6
Airlines	0.6
Containers & Packaging	0.6
Insurance	0.6
Industrial Conglomerates	0.5
Building Products	0.5
Beverages	0.5
Wireless Telecommunication Services	0.4
Consumer Finance	0.4
Air Freight & Logistics	0.4
Distributors	0.4
Professional Services	0.3
Household Products	0.3
Biotechnology	0.3
Trading Companies & Distributors	0.3
Aerospace & Defense	0.3
Food & Staples Retailing	0.3
Office Electronics	0.2
Energy Equipment & Services	0.2
Real Estate Investment Trusts	0.2
Personal Products	0.2
Electric Utilities	0.2
Gas Utilities	0.2
Diversified Consumer Services	0.2
Internet & Catalog Retail	0.1
Thrifts & Mortgage Finance	0.1
Short Term Investment	5.4
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for China Metal Recycling Holdings, Ltd., which was a Level 2 and part of the Metals & Mining Industry, representing 0.20% of net assets, Indiabulls Housing Finance, Ltd., which was a Level 2 and part of the Diversified Financial Services Industry, representing 0.28% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets and Garda Tujuh Buana Tbk PT, which was Level 3 part of the Oil, Gas & Consumable Fuels Industry, representing 0.05% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.0%
RUSSIA — 98.0%
CHEMICALS — 4.3%
Phosagro OAO GDR	10,611	$128,393
Uralkali OJSC GDR	36,978	1,223,972

		1,352,365

COMMERCIAL BANKS — 13.1%
Sberbank of Russia ADR (a)	306,839	3,522,512
VTB Bank OJSC GDR (a)	211,244	599,933

		4,122,445

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Rostelecom OJSC ADR	43,909	704,300

ELECTRIC UTILITIES — 1.3%
Federal Hydrogenerating Co. JSC ADR (a)(b)	1,612	2,354
Federal Hydrogenerating Co. JSC ADR (a)(b)	289,655	423,765

		426,119

ENERGY EQUIPMENT & SERVICES — 1.7%
Eurasia Drilling Co., Ltd. GDR	9,681	361,392
Integra Group Holdings GDR (a)	45,651	14,334
TMK OAO GDR	12,836	147,614

		523,340

FOOD & STAPLES RETAILING — 7.6%
Magnit OJSC GDR (a)	33,604	1,922,149
O’Key Group SA GDR (b)	12,897	147,026
O’Key Group SA GDR (b)	1,071	12,102
X5 Retail Group NV GDR (a)	16,728	302,777

		2,384,054

HOUSEHOLD DURABLES — 0.6%
PIK Group GDR (a)	95,625	186,660

INTERNET SOFTWARE & SERVICES — 1.7%
Mail.ru Group, Ltd. GDR	9,629	275,967
Yandex NV (a)(c)	9,435	260,689

		536,656

MEDIA — 0.4%
CTC Media, Inc.	11,530	128,214

METALS & MINING — 8.6%
Evraz PLC	46,317	67,861
IRC, Ltd. (a)	208,000	22,794
Magnitogorsk Iron & Steel Works GDR	27,583	82,032
Mechel OAO ADR (a)(c)	24,355	70,142
MMC Norilsk Nickel OJSC ADR	101,625	1,464,416
Novolipetsk Steel OJSC GDR	13,412	176,100
Polymetal International PLC	24,519	168,610
Polyus Gold International, Ltd.	94,147	288,084
Severstal GDR	32,272	205,573
United Co. RUSAL PLC (a)	411,000	158,967

		2,704,579

OIL, GAS & CONSUMABLE FUELS — 45.4%
Alliance Oil Co., Ltd. SDR (a)	19,053	103,798
Exillon Energy PLC (a)	27,405	53,619
Gazprom Neft JSC ADR (a)	12,812	228,054
Gazprom OAO ADR (a)	694,475	4,569,645
Lukoil OAO ADR (b)	54,889	3,150,629
Lukoil OAO ADR (b)	15,760	908,564
NovaTek OAO GDR	12,079	1,443,440
Rosneft Oil Co. GDR	168,172	1,151,978
RusPetro PLC (a)	22,305	10,149
Surgutneftegas OJSC ADR (a)	135,038	1,058,698
Surgutneftegas OJSC ADR Preference Shares (a)	71,430	437,866
Tatneft ADR (a)	32,846	1,193,295

		14,309,735

PHARMACEUTICALS — 1.2%
Pharmstandard GDR (a)	17,913	373,844

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
AFI Development PLC, GDR (a)	98,420	61,217
Etalon Group, Ltd. GDR (a)	24,114	82,711
LSR Group OJSC GDR	43,806	183,109

		327,037

ROAD & RAIL — 0.7%
Globaltrans Investment PLC GDR	16,088	221,049

TRANSPORTATION INFRASTRUCTURE — 0.4%
Novorossiysk Commercial Sea Trade Port PJSC GDR	19,643	123,260

WIRELESS TELECOMMUNICATION SERVICES — 7.8%
Mobile TeleSystems ADR (c)	77,732	1,472,244
Sistema JSFC GDR	27,967	552,348
VimpelCom, Ltd. ADR	43,728	439,904

		2,464,496

TOTAL COMMON STOCKS —
(Cost $45,876,241)		30,888,153

SHORT TERM INVESTMENTS — 3.4%
UNITED STATES — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	855,748	855,748
State Street Navigator Securities Lending Prime Portfolio (e)(f)	197,411	197,411

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,053,159)		1,053,159

TOTAL INVESTMENTS — 101.4% (g)
(Cost $46,929,400)		31,941,312
OTHER ASSETS & LIABILITIES — (1.4)%		(436,253)

NET ASSETS — 100.0%		$31,505,059

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	A portion of the security was on loan at June 30, 2013.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co.	2,012,000	$1,040,195

AIRLINES — 1.0%
Air China, Ltd. (a)	3,340,000	2,402,831
China Eastern Airlines Corp., Ltd. (a)(b)	3,354,000	1,037,808
China Southern Airlines Co., Ltd. (Class H)	12,588,000	5,079,766

		8,520,405

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	766,000	1,191,019
Xinyi Glass Holdings Co., Ltd. (a)	1,840,000	1,430,467

		2,621,486

AUTOMOBILES — 2.3%
Brilliance China Automotive Holdings, Ltd. (a)(b)	3,352,000	3,759,810
BYD Co., Ltd. (a)(b)	564,500	1,870,422
Dongfeng Motor Group Co., Ltd.	3,524,300	4,707,336
Geely Automobile Holdings, Ltd. (a)	3,755,000	1,626,641
Great Wall Motor Co., Ltd. (Class H) (a)	1,072,500	4,625,259
Guangzhou Automobile Group Co., Ltd. (a)	2,554,637	2,414,214

		19,003,682

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd. (a)	516,000	3,692,201

CAPITAL MARKETS — 0.3%
China Everbright, Ltd.	494,000	650,909
CITIC Securities Co., Ltd. (Class H) (a)	481,000	854,549
Haitong Securities Co., Ltd. (Class H) (b)	1,066,800	1,292,866

		2,798,324

CHEMICALS — 0.8%
China Bluechemical, Ltd.	2,874,000	1,756,337
China Lumena New Materials Corp. (a)	4,302,000	804,231
Dongyue Group (a)	747,000	298,556
Huabao International Holdings, Ltd. (a)	1,728,000	764,153
Sinopec Shanghai Petrochemical Co., Ltd. (a)	4,904,000	1,643,866
Yingde Gases	1,651,000	1,524,062

		6,791,205

COMMERCIAL BANKS — 21.6%
Agricultural Bank of China, Ltd. (a)	27,387,000	11,298,923
Bank of China, Ltd.	76,923,700	31,636,866
Bank of Communications Co., Ltd. (a)	8,063,824	5,198,208
China Citic Bank Corp., Ltd. (a)	9,925,471	4,581,174
China Construction Bank Corp.	87,941,623	62,245,710
China Merchants Bank Co., Ltd. (a)	4,398,843	7,349,978
China Minsheng Banking Corp., Ltd. (Class H) (a)	5,227,500	5,115,386
Chongqing Rural Commercial Bank Co., Ltd. (a)	1,583,000	671,459
Industrial & Commercial Bank of China	81,112,789	51,137,653

		179,235,357

COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Everbright International, Ltd. (a)	2,062,000	1,595,080

COMMUNICATIONS EQUIPMENT — 0.9%
AAC Technologies Holdings, Inc.	880,745	4,973,555
China All Access Holdings, Ltd. (a)	2,948,000	950,189
ZTE Corp. (a)(b)	897,198	1,445,909

		7,369,653

COMPUTERS & PERIPHERALS — 0.8%
Lenovo Group, Ltd. (a)	7,318,000	6,632,700
TPV Technology, Ltd.	1,792,000	408,934

		7,041,634

CONSTRUCTION & ENGINEERING — 1.6%
China Communications Construction Co., Ltd. (Class H)	5,921,394	4,633,992
China Railway Construction Corp. (Class H)	2,756,875	2,395,629
China Railway Group, Ltd.	6,537,000	3,017,200
China State Construction International Holdings, Ltd.	1,042,000	1,622,846
Metallurgical Corp. of China, Ltd. (a)(b)	6,756,000	1,202,019

		12,871,686

CONSTRUCTION MATERIALS — 1.2%
Anhui Conch Cement Co., Ltd. (a)	1,663,000	4,502,504
BBMG Corp.	845,000	519,658
China National Building Material Co., Ltd. (a)	3,590,000	3,216,784
China Resources Cement Holdings, Ltd. (a)	1,066,000	536,000
China Shanshui Cement Group, Ltd.	1,923,000	865,261

		9,640,207

DIVERSIFIED CONSUMER SERVICES — 0.4%
New Oriental Education & Technology Group, Inc. ADR	141,891	3,142,886

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,233,000	778,936

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
China Communications Services Corp., Ltd. (Class H)	2,237,600	1,413,583
China Telecom Corp., Ltd.	16,972,951	8,096,581
China Unicom (Hong Kong), Ltd. (a)	5,303,805	7,043,157

		16,553,321

ELECTRICAL EQUIPMENT — 0.5%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,413,000	643,072
Harbin Electric Co., Ltd.	526,000	347,893
Shanghai Electric Group Co., Ltd. (a)	5,758,000	1,930,134
Zhuzhou CSR Times Electric Co., Ltd. (a)	517,000	1,302,440

		4,223,539

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avic International Holdings, Ltd. (b)	2,286,000	$881,231
Digital China Holdings, Ltd. (a)	1,027,000	1,227,419
Ju Teng International Holdings, Ltd. (a)	1,064,000	497,956
Kingboard Chemical Holdings, Ltd. (a)	849,499	1,750,178
Sunny Optical Technology Group Co., Ltd.	484,000	584,069

		4,940,853

ENERGY EQUIPMENT & SERVICES — 0.6%
Anton Oilfield Services Group (a)	1,020,000	736,429
China Oilfield Services, Ltd.	1,797,900	3,518,681
Honghua Group, Ltd. (a)	1,425,000	490,533
SPT Energy Group, Inc.	1,036,000	630,441

		5,376,084

FOOD & STAPLES RETAILING — 1.0%
China Resources Enterprise, Ltd. (a)	1,539,854	4,844,088
Lianhua Supermarket Holdings Co., Ltd. (a)	660,000	359,937
Sun Art Retail Group Ltd. (a)	1,389,000	2,009,267
Wumart Stores, Inc. (a)	521,000	960,542

		8,173,834

FOOD PRODUCTS — 3.8%
Asian Citrus Holdings, Ltd.	1,587,323	564,829
Biostime International Holdings, Ltd.	133,000	745,905
China Agri-Industries Holdings, Ltd.	2,242,600	983,045
China Mengniu Dairy Co., Ltd.	1,890,110	6,762,273
China Milk Products Group, Ltd. (b)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,800,000	801,408
China Yurun Food Group, Ltd. (a)(b)	1,540,000	937,142
CP Pokphand Co. (a)	4,600,000	456,658
People’s Food Holdings, Ltd.	921,000	798,786
Shenguan Holdings Group, Ltd. (a)	2,036,000	947,605
Tingyi Cayman Islands Holding Corp. (a)	2,531,844	6,593,726
Uni-President China Holdings Ltd. (a)	701,000	712,175
Want Want China Holdings, Ltd.	7,696,933	10,836,348
Yashili International Holdings, Ltd.	1,757,000	781,508

		31,921,408

GAS UTILITIES — 0.7%
China Gas Holdings, Ltd.	2,256,000	2,306,508
China Oil and Gas Group, Ltd. (a)	2,700,000	546,520
China Resources Gas Group, Ltd. (a)	1,274,000	3,285,050

		6,138,078

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Mindray Medical International, Ltd. ADR (a)	115,303	4,318,097
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	2,032,000	2,221,581

		6,539,678

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Shanghai Pharmaceuticals Holding Co., Ltd.	852,900	1,598,840
Sinopharm Group Co., Ltd. (Class H) (a)	816,400	2,050,381

		3,649,221

HOTELS, RESTAURANTS & LEISURE — 0.5%
Ajisen China Holdings, Ltd. (a)	512,000	400,683
China Travel International Investment Hong Kong, Ltd.	5,336,000	997,531
Home Inns & Hotels Management, Inc. ADR (a)(b)	34,009	908,380
REXLot Holdings, Ltd.	6,100,000	401,091
Shanghai Jin Jiang International Hotels Group Co., Ltd. (a)	7,124,000	1,083,799

		3,791,484

HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co., Ltd.	824,000	1,313,071
Skyworth Digital Holdings, Ltd.	2,104,497	1,063,597

		2,376,668

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd.	2,504,000	771,569

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.0%
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	1,622,000	612,718
China Datang Corp. Renewable Power Co., Ltd. (b)	2,456,000	528,795
China Longyuan Power Group Corp. (Class H)	2,852,000	2,956,298
China Resources Power Holdings Co., Ltd.	2,014,112	4,798,751
Datang International Power Generation Co., Ltd.	6,232,287	2,523,014
Huaneng Power International, Inc.	4,122,129	4,081,553
Huaneng Renewables Corp., Ltd. (Class H) (a)	2,952,000	1,069,462

		16,570,591

INDUSTRIAL CONGLOMERATES — 1.3%
Beijing Enterprises Holdings, Ltd.	633,500	4,561,549
Citic Pacific, Ltd. (a)	2,284,000	2,449,977
Shanghai Industrial Holdings, Ltd.	1,138,000	3,528,580

		10,540,106

INSURANCE — 5.8%
China Life Insurance Co., Ltd.	8,336,040	19,775,170
China Pacific Insurance Group Co., Ltd. (Class H)	1,750,800	5,586,687
China Taiping Insurance Holdings Co., Ltd. (b)	1,167,400	1,806,107
New China Life Insurance Co. Ltd.	409,200	1,260,887
People’s Insurance Co. Group of China, Ltd. (Class H) (a)	5,792,000	2,643,470
PICC Property & Casualty Co., Ltd. (a)	3,015,742	3,402,082
Ping An Insurance Group Co. of China, Ltd. (a)	2,084,800	14,030,641

		48,505,044

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 0.7%
Ctrip.com International, Ltd. ADR (b)	182,608	$5,958,499

INTERNET SOFTWARE & SERVICES — 10.5%
Baidu, Inc. ADR (b)	293,785	27,771,496
NetEase, Inc. ADR	90,296	5,703,998
Sina Corp. (b)	73,656	4,104,849
Sohu.com, Inc. (b)	50,005	3,081,308
Tencent Holdings, Ltd.	1,124,283	44,093,793
Youku Tudou, Inc. ADR (a)(b)	125,887	2,415,772

		87,171,216

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	2,942,000	1,866,166

MACHINERY — 0.8%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (a)	1,244,400	892,026
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	2,655,000	386,799
Lonking Holdings, Ltd. (a)(b)	3,204,000	636,145
Weichai Power Co., Ltd. (a)	775,920	2,290,841
Yangzijiang Shipbuilding Holdings, Ltd. (a)	3,194,000	2,090,215

		6,296,026

MARINE — 0.5%
China COSCO Holdings Co., Ltd. (a)(b)	4,382,675	1,921,148
China Shipping Container Lines Co., Ltd. (a)(b)	5,390,500	1,410,807
China Shipping Development Co., Ltd. (a)(b)	1,733,800	762,248

		4,094,203

METALS & MINING — 1.6%
Aluminum Corp. of China, Ltd. (a)(b)	6,632,000	2,137,603
Angang Steel Co., Ltd. (a)(b)	2,035,720	999,967
China Metal Recycling Holdings, Ltd. (a)(c)	468,600	484,529
China Molybdenum Co., Ltd. (a)	1,928,000	666,169
Jiangxi Copper Co., Ltd. (Class H) (a)	2,042,000	3,459,344
Maanshan Iron & Steel (a)(b)	4,126,000	925,595
North Mining Shares Co., Ltd. (b)	12,260,000	592,740
Shougang Fushan Resources Group, Ltd. (a)	3,750,000	1,455,259
Zhaojin Mining Industry Co., Ltd. (a)	1,274,000	819,620
Zijin Mining Group Co., Ltd. (a)	9,900,750	1,748,764

		13,289,590

MULTILINE RETAIL — 0.4%
Golden Eagle Retail Group, Ltd. (a)	865,120	1,155,523
Intime Department Store Group Co., Ltd. (a)	967,000	943,768
Parkson Retail Group, Ltd. (a)	2,051,000	846,171

		2,945,462

OIL, GAS & CONSUMABLE FUELS — 11.6%
China Coal Energy Co., Ltd (a)	5,174,013	2,708,296
China Petroleum & Chemical Corp.	25,496,640	17,948,088
China Shenhua Energy Co., Ltd.	4,296,200	10,967,112
CNOOC, Ltd.	17,808,174	30,214,672
Inner Mongolia Yitai Coal Co. Ltd. (a)(b)	298,200	1,407,121
Kunlun Energy Co., Ltd.	3,021,400	5,360,055
Newocean Energy Holdings, Ltd.	880,000	528,702
PetroChina Co., Ltd.	23,750,930	25,262,549
United Energy Group, Ltd. (a)(b)	3,314,000	457,171
Yanzhou Coal Mining Co., Ltd. (a)	2,563,900	1,837,886

		96,691,652

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd.	2,437,000	1,451,577
Nine Dragons Paper Holdings, Ltd. (a)	2,315,000	1,504,264

		2,955,841

PERSONAL PRODUCTS — 0.9%
Hengan International Group Co., Ltd.	693,000	7,549,750

PHARMACEUTICALS — 1.0%
China Medical System Holdings, Ltd.	977,000	871,652
China Shineway Pharmaceutical Group, Ltd.	373,000	593,426
Guangzhou Pharmaceutical Co., Ltd. (Class H) (b)	262,000	952,561
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	2,402,000	1,579,377
Sino Biopharmaceutical	3,128,000	2,028,511
WuXi PharmaTech Cayman, Inc. ADR (b)	88,578	1,860,138

		7,885,665

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.1%
Agile Property Holdings, Ltd. (a)	2,303,109	2,470,475
China Overseas Grand Oceans Group, Ltd. (a)	462,000	589,685
China Overseas Land & Investment, Ltd. (a)	4,551,862	11,942,523
China Resources Land, Ltd. (a)	2,268,000	6,198,998
China South City Holdings, Ltd. (a)	8,924,000	2,001,942
Country Garden Holdings Co., Ltd. (a)	8,561,657	4,481,531
Evergrande Real Estate Group, Ltd. (a)(b)	4,744,000	1,755,372
Greentown China Holdings, Ltd.	535,000	874,612
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	1,365,024	1,974,585
Hopson Development Holdings, Ltd. (b)	528,000	722,938
Kaisa Group Holdings, Ltd. (a)(b)	1,597,000	360,318
Longfor Properties Co., Ltd.	1,049,500	1,561,460
Poly Hong Kong Investments, Ltd. (a)	1,660,000	896,736
Renhe Commercial Holdings Co., Ltd. (a)(b)	13,548,000	751,080
Shenzhen Investment, Ltd.	2,006,000	762,949
Shimao Property Holdings, Ltd. (a)	1,682,941	3,341,429
Shui On Land, Ltd.	1,526,500	444,783
Sino-Ocean Land Holdings, Ltd. (a)	5,450,031	2,958,174

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Soho China, Ltd. (a)	1,322,000	$1,051,621
Sunac China Holdings, Ltd.	1,571,000	1,028,922
Yanlord Land Group, Ltd. (a)	1,444,000	1,400,394
Yuexiu Property Co., Ltd.	7,962,000	2,022,232
Yuzhou Properties Co. (a)	3,634,840	843,530

		50,436,289

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd. (a)	3,800,000	1,533,453

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
GCL Poly Energy Holdings, Ltd. (a)	6,755,000	1,454,402
Hanergy Solar Group, Ltd. (b)	10,846,000	839,003
Semiconductor Manufacturing International Corp. (b)	28,912,000	2,124,690

		4,418,095

SOFTWARE — 0.4%
AsiaInfo-Linkage, Inc. (b)	99,457	1,147,734
Kingsoft Corp., Ltd.	798,000	1,318,965
NetDragon Websoft, Inc. (a)	301,000	751,302

		3,218,001

SPECIALTY RETAIL — 1.0%
Belle International Holdings, Ltd. (a)	4,407,000	6,056,795
GOME Electrical Appliances Holding, Ltd. (a)(b)	9,318,000	840,937
Hengdeli Holdings, Ltd. (a)	3,720,895	849,109
Zhongsheng Group Holdings, Ltd. (a)	753,000	832,961

		8,579,802

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd. (a)	752,000	659,279
Bosideng International Holdings, Ltd. (a)	4,626,000	966,192
Cecep Costin New Materials Group, Ltd.	1,253,000	531,483
China Dongxiang Group Co.	5,674,000	914,412
Li Ning Co., Ltd. (a)(b)	1,284,500	642,552
Ports Design, Ltd.	694,000	452,744
Shenzhou International Group Holdings, Ltd.	382,000	1,098,274

		5,264,936

TRANSPORTATION INFRASTRUCTURE — 2.6%
Anhui Expressway Co., Ltd.	2,538,000	1,210,698
Beijing Capital International Airport Co., Ltd.	2,737,939	1,786,146
China Merchants Holdings International Co., Ltd.	1,763,182	5,489,805
COSCO Pacific, Ltd.	2,260,273	2,937,406
Jiangsu Expressway Co., Ltd. (a)	4,276,795	4,411,142
Shenzhen Expressway Co., Ltd.	3,580,000	1,315,438
Shenzhen International Holdings, Ltd.	7,713,785	954,732
Zhejiang Expressway Co., Ltd. (Class H)	4,092,000	3,334,228

		21,439,595

WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd. (a)	2,156,000	772,745
Guangdong Investment, Ltd. (a)	4,382,000	3,796,507

		4,569,252

WIRELESS TELECOMMUNICATION SERVICES — 7.2%
China Mobile, Ltd.	5,687,504	59,394,925

TOTAL COMMON STOCKS —
(Cost $971,411,786)		831,772,833

SHORT TERM INVESTMENTS — 13.8%
UNITED STATES — 13.8%
MONEY MARKET FUNDS — 13.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	113,926,338	113,926,338
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	196,159	196,159

TOTAL SHORT TERM INVESTMENTS —
(Cost $114,122,497)		114,122,497

TOTAL INVESTMENTS — 114.0% (g)
(Cost $1,085,534,283)		945,895,330
OTHER ASSETS & LIABILITIES — (14.0)%		(115,933,331)

NET ASSETS — 100.0%		$829,961,999

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
JUNE 30, 2013*

PERCENT OF
COUNTRY**	NET ASSETS

China	71.9%
Hong Kong	28.3
United States Short Term Investments	13.8
Other Assets And Liabilities	(14.0)

Total	100.0%

*	The Fund’s geographical breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for China Metal Recycling Holdings, Ltd., which was a Level 2 and part of the Metals &Mining Industry, representing 0.06% of net assets and China Milk Products Group, Ltd. which was Level 2 and part of the Food Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
BRAZIL — 12.1%
All America Latina Logistica SA	10,321	$44,198
Anhanguera Educacional Participacoes SA	4,386	25,613
Banco Bradesco SA Preference Shares ADR (a)	126,306	1,643,241
Banco do Brasil SA	33,553	336,130
Banco Santander Brasil SA	13,133	80,556
BM&FBOVESPA SA	78,924	441,593
BR Malls Participacoes SA	29,060	262,836
Bradespar SA Preference Shares	20,543	187,849
Brasil Brokers Participacoes SA	7,971	23,635
Braskem SA Preference Shares ADR (a)(b)	7,952	118,326
BRF — Brasil Foods SA ADR (a)	22,619	491,058
CCR SA	17,316	138,744
Centrais Eletricas Brasileiras SA ADR (a)	25,466	53,988
Cia Hering	2,007	28,437
Cielo SA	5,000	126,751
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	10,065	457,555
Companhia de Bebidas das Americas Preference Shares ADR	61,765	2,306,923
Companhia de Saneamento Basico do Estado de Sao Paulo	32,345	338,378
Companhia Energetica de Minas Gerais ADR (a)	43,450	389,747
Companhia Energetica de Sao Paulo Preference Shares	2,520	22,393
Companhia Siderurgica Nacional SA ADR (a)	65,119	180,380
Cosan SA Industria e Comercio	8,124	159,093
Cyrela Brazil Realty SA	22,888	158,938
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,115	19,627
Diagnosticos da America SA	9,372	49,086
Duratex SA	15,285	88,705
Empresa Brasileira de Aeronautica SA	34,953	324,522
Estacio Participacoes SA	4,014	29,073
Fibria Celulose SA ADR (a)(b)	12,528	138,936
Gafisa SA (b)	5,546	7,230
Gerdau SA ADR (a)	48,501	276,941
Hypermarcas SA	2,126	13,984
Investimentos Itau SA	46,056	275,204
Investimentos Itau SA Preference Shares	241,445	906,081
Itau Unibanco Holding SA Preference Shares ADR	152,904	1,975,520
Itausa — Investimentos Itau SA, ADR (b)(c)	7,924	30,131
Itausa — Investimentos Itau SA, ADR (b)(c)	1,464	8,748
JBS SA	9,172	26,864
Klabin SA Preference Shares	2,240	11,256
Kroton Educacional SA	7,781	108,840
LLX Logistica SA (b)	3,934	1,763
Lojas Americanas SA Preference Shares	26,211	185,573
Lojas Renner SA	14,802	428,505
Metalurgica Gerdau SA Preference Shares	25,509	184,644
MMX Mineracao e Metalicos SA (b)	13,900	9,250
MRV Engenharia e Participacoes SA	4,438	12,978
Natura Cosmeticos SA	12,508	270,085
OGX Petroleo e Gas Participacoes SA (b)	44,824	16,030
Oi SA ADR (c)	4,717	9,245
Oi SA ADR (a)(c)	24,934	44,881
PDG Realty SA Empreendimentos e Participacoes (b)	29,455	28,134
Petroleo Brasileiro SA ADR (c)	97,425	1,428,251
Petroleo Brasileiro SA ADR (c)	64,076	859,900
Profarma Distribuidora de Produtos Farmaceuticos SA	1,400	9,950
Qualicorp SA (b)	1,786	13,664
Souza Cruz SA	41,290	511,955
Telefonica Brasil SA ADR	9,159	209,008
Telefonica Brasil SA Preference Shares	23,098	526,986
Tim Participacoes SA ADR	10,084	187,562
Tractebel Energia SA ADR	11,588	183,090
Ultrapar Participacoes SA	10,080	242,389
Usinas Siderurgicas de Minas Gerais SA ADR (b)	38,108	128,691
Vale SA ADR (a)	67,746	890,860
Vale SA Preference Shares ADR	122,703	1,492,068
Weg SA	20,310	258,811

		20,441,383

CHILE — 2.3%
Antarchile SA	14,548	215,656
Compania General de Electricidad SA	34,946	217,573
Empresa Electrica Pilmaiquen	17,732	85,866
Empresa Nacional de Electricidad SA ADR	7,498	331,187
Empresas COPEC SA	33,498	440,288
Empresas Iansa SA	359,653	19,335
Enersis SA ADR	28,786	470,939
Enjoy SA	155,961	23,119
Latam Airlines Group SA, ADR (a)	19,227	324,744
Madeco SA	762,844	26,567
Multiexport Foods SA (b)	141,895	36,740
Parque Arauco SA	187,319	410,962
SACI Falabella	101,529	1,103,696
Socovesa SA	60,810	21,634
Vina Concha y Toro SA ADR	4,919	191,644

		3,919,950

CHINA — 14.7%
Agricultural Bank of China, Ltd. (a)	686,000	283,020
Air China, Ltd. (a)	168,000	120,861
Aluminum Corp. of China, Ltd. (a)(b)	280,000	90,249
Angang Steel Co., Ltd. (a)(b)	58,640	28,805
Anhui Conch Cement Co., Ltd. (a)	168,000	454,853
Anton Oilfield Services Group (a)	30,000	21,660
Avic International Holdings, Ltd. (b)	54,000	20,817
Baidu, Inc. ADR (a)(b)	15,644	1,478,827
Bank of China, Ltd.	2,215,900	911,346
Bank of Communications Co., Ltd. (a)	447,864	288,708
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	36,000	13,599

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

BOE Technology Group Co., Ltd. (Class B) (b)	33,100	$7,681
Brilliance China Automotive Holdings, Ltd. (a)(b)	126,000	141,329
BYD Co., Ltd. (a)(b)	11,500	38,104
China Citic Bank Corp., Ltd.	314,000	144,929
China Coal Energy Co., Ltd (a)	280,000	146,564
China Communications Construction Co., Ltd. (Class H)	257,000	201,124
China Communications Services Corp., Ltd. (Class H)	52,000	32,851
China Construction Bank Corp.	3,195,280	2,261,642
China COSCO Holdings Co., Ltd. (a)(b)	196,425	86,103
China Datang Corp. Renewable Power Co., Ltd.	72,000	15,502
China Fangda Group Co., Ltd.	83,100	29,463
China Life Insurance Co., Ltd.	480,000	1,138,680
China Longyuan Power Group Corp. (Class H) (a)	91,000	94,328
China Merchants Bank Co., Ltd. (a)	239,645	400,420
China Minsheng Banking Corp., Ltd. (Class H) (a)	180,500	176,629
China National Accord Medicines Corp., Ltd.	2,000	6,614
China National Building Material Co., Ltd. (a)	56,000	50,178
China Oilfield Services, Ltd.	224,000	438,392
China Pacific Insurance Group Co., Ltd. (Class H)	36,600	116,788
China Petroleum & Chemical Corp.	1,400,200	985,656
China Railway Construction Corp. (Class H)	140,000	121,655
China Railway Group, Ltd.	252,000	116,312
China Shenhua Energy Co., Ltd.	224,000	571,815
China Shipping Container Lines Co., Ltd. (a)(b)	452,350	118,390
China Shipping Development Co., Ltd. (a)(b)	112,000	49,240
China Telecom Corp., Ltd.	1,010,000	481,799
China Vanke Co., Ltd. (Class B)	42,500	76,163
China Wireless Technologies, Ltd.	64,000	24,259
Chongqing Changan Automobile Co., Ltd. (Class B)	38,200	45,310
Chongqing Machinery & Electric Co., Ltd.	38,000	4,654
Coland Holdings, Ltd.	11,000	25,545
Country Garden Holdings Co., Ltd.	200,000	104,688
Ctrip.com International, Ltd. ADR (b)	11,314	369,176
Datang International Power Generation Co., Ltd.	336,000	136,023
Dongfang Electric Corp., Ltd. (a)	11,200	15,046
Dongfeng Motor Group Co., Ltd.	280,000	373,990
Great Wall Motor Co., Ltd. (Class H) (a)	45,250	195,145
Guangdong Electric Power Development Co. Ltd.	65,600	35,014
Guangshen Railway Co., Ltd. (a)	224,000	90,393
Guangzhou Automobile Group Co., Ltd. (a)	132,636	125,345
Guangzhou Pharmaceutical Co., Ltd. (Class H) (b)	6,000	21,814
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	100,800	145,813
Guodian Technology & Environment Group Co., Ltd. (Class H)	23,000	6,998
Hainan Meilan International Airport Co., Ltd. (Class H)	15,000	14,601
Hangzhou Steam Turbine Co.	14,400	20,014
Harbin Electric Co., Ltd.	56,000	37,038
Hengan International Group Co., Ltd.	20,000	217,886
Huadian Power International Co.	336,000	137,322
Huaneng Power International, Inc.	280,000	277,244
Huaneng Renewables Corp., Ltd. (Class H)	108,000	39,127
Huangshan Tourism Development Co., Ltd.	26,000	31,564
Industrial & Commercial Bank of China	3,092,590	1,949,727
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	4,200	20,278
Jiangsu Expressway Co., Ltd. (a)	170,000	175,340
Jiangsu Future Land Co., Ltd.	66,700	44,889
Jiangxi Copper Co., Ltd. (Class H) (a)	58,000	98,258
Kingsoft Corp., Ltd.	25,000	41,321
Konka Group Co., Ltd.	258,300	80,590
Lao Feng Xiang Co., Ltd. (Class B)	7,100	13,440
Livzon Pharmaceutical, Inc. (Class B)	2,700	12,093
Maanshan Iron & Steel (a)(b)	168,000	37,688
Mindray Medical International, Ltd. ADR (a)	2,310	86,510
NetDragon Websoft, Inc.	4,500	11,232
NetEase, Inc. ADR	6,678	421,849
New Oriental Education & Technology Group, Inc. ADR	4,564	101,093
Nine Dragons Paper Holdings, Ltd. (a)	84,000	54,582
Parkson Retail Group, Ltd. (a)	69,634	28,729
PCD Stores, Ltd.	56,000	8,592
People’s Food Holdings, Ltd.	7,000	6,071
People’s Insurance Co. Group of China, Ltd. (Class H) (a)	137,000	62,527
PetroChina Co., Ltd.	1,232,000	1,310,410
PICC Property & Casualty Co., Ltd.	271,712	306,521
Ping An Insurance Group Co. of China, Ltd. (a)	78,000	524,938
Renhe Commercial Holdings Co., Ltd. (b)	260,000	14,414
Semiconductor Manufacturing International Corp. (b)	948,000	69,667
Shandong Chenming Paper Holdings Ltd. (Class B)	12,000	5,662
Shandong Luoxin Pharmacy Stock Co., Ltd. (Class H)	8,000	7,736
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	72,000	78,717
Shanghai Dajiang Group, Class B (b)	222,401	64,052
Shanghai Electric Group Co., Ltd. (a)	316,000	105,926
Shanghai Jinjiang International Industrial Investment Co. Ltd.	30,800	22,607
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	62,134	55,299

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Shenzhen Expressway Co., Ltd.	224,000	$82,307
Shenzhou International Group Holdings, Ltd.	6,000	17,250
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	13,000	8,548
Simcere Pharmaceutical Group, ADR (b)	1,120	10,618
Sina Corp. (b)	3,206	178,670
Sinopec Shanghai Petrochemical Co., Ltd. (a)	224,000	75,087
Sinopharm Group Co., Ltd. (Class H)	16,400	41,188
Soho China, Ltd.	20,000	15,910
SPT Energy Group, Inc.	20,000	12,171
Suntech Power Holdings Co., Ltd. ADR (a)(b)	6,155	6,340
Tencent Holdings, Ltd.	60,200	2,361,013
Tingyi Cayman Islands Holding Corp. (a)	168,000	437,525
Tong Ren Tang Technologies Co., Ltd.	5,000	15,278
Travelsky Technology, Ltd.	205,000	130,035
Want Want China Holdings, Ltd.	310,000	436,442
Weiqiao Textile Co. (a)	70,500	42,356
WuXi PharmaTech Cayman, Inc. ADR (b)	560	11,760
Yanzhou Coal Mining Co., Ltd. (a)	168,000	120,428
Youku Tudou, Inc. ADR (b)	4,200	80,598
Zhejiang Expressway Co., Ltd. (Class H)	224,000	182,519
Zhejiang Southeast Electric Power Co. (b)	158,900	126,643
Zhuzhou CSR Times Electric Co., Ltd. (a)	18,000	45,346
Zijin Mining Group Co., Ltd. (a)	339,000	59,877
ZTE Corp. (a)(b)	73,673	118,730

		24,692,502

COLOMBIA — 0.9%
Almacenes Exito SA	5,688	94,248
Banco Davivienda SA Preference Shares	9,561	114,658
Banco de Bogota SA	2,617	93,501
Bancolombia SA	8,880	121,389
BanColombia SA ADR	3,198	180,687
Bolsa de Valores de Colombia	5,796,065	85,234
Cementos Argos SA	6,314	26,090
Corp Financiera Colombiana SA	2,616	48,764
Ecopetrol SA	44,554	94,126
Empresa de Telecomunicaciones de Bogota	168,342	35,128
Fabricato SA (b)	1,179,129	7,327
Grupo Argos SA	2,553	25,381
Grupo Aval Acciones y Valores	254,137	178,307
Grupo de Inversiones Suramericana SA	3,730	72,234
Grupo Nutresa SA	3,204	39,783
Grupo Odinsa SA	14,718	68,284
Interbolsa SA/Colombia (b)(d)	52,588	0
Interconexion Electrica SA ESP	12,951	50,764
Isagen SA ESP (b)	57,091	76,121
Tableros y Maderas de Caldas SA	20,784,839	74,153

		1,486,179

CZECH REPUBLIC — 0.4%
CEZ AS	11,664	279,590
Komercni Banka AS	1,228	227,987
Telefonica O2 Czech Republic AS	8,205	112,914
Unipetrol (b)	8,312	71,544

		692,035

EGYPT — 0.5%
Commercial International Bank Egypt SAE	81,763	335,120
Egyptian Financial Group-Hermes Holding (b)	35,644	37,374
Egyptian Kuwait Holding Co.	34,734	24,314
Orascom Construction Industries (b)	9,591	329,759
Orascom Telecom Holding SAE (b)	46,575	24,948
Orascom Telecom Holding SAE GDR (b)	27,119	76,204
Orascom Telecom Media & Technology Holding SAE	38,017	2,112

		829,831

HONG KONG — 6.7%
AAC Technologies Holdings, Inc.	71,500	403,759
Agile Property Holdings, Ltd. (a)	168,000	180,208
AMVIG Holdings, Ltd.	32,000	12,377
AviChina Industry & Technology Co.	76,000	39,292
Beijing Capital International Airport Co., Ltd.	168,000	109,598
Beijing Capital Land, Ltd.	24,000	8,757
Beijing Enterprises Holdings, Ltd.	10,500	75,606
Beijing Enterprises Water Group, Ltd. (a)	42,000	15,053
Belle International Holdings, Ltd.	146,000	200,656
Biostime International Holdings, Ltd.	5,000	28,042
C.banner International Holdings, Ltd. (a)	12,000	4,688
Chailease Holding Co., Ltd.	23,000	54,333
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	0
China All Access Holdings, Ltd.	28,000	9,025
China Everbright International, Ltd. (a)	63,000	48,734
China Gas Holdings, Ltd.	88,000	89,970
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	33,000	15,019
China Medical System Holdings, Ltd.	63,000	56,207
China Mengniu Dairy Co., Ltd.	84,000	300,528
China Merchants Holdings International Co., Ltd.	63,709	198,363
China Mobile Games & Entertainment Group, Ltd. ADR (b)	64	828
China Mobile, Ltd.	303,500	3,169,468
China Modern Dairy Holdings, Ltd. (a)(b)	86,000	24,615
China Oil and Gas Group, Ltd.	120,000	24,290
China Overseas Grand Oceans Group, Ltd. (a)	23,000	29,357
China Overseas Land & Investment, Ltd. (a)	227,200	596,095
China Power International Development, Ltd. (a)	280,000	105,049
China Resources Enterprise, Ltd. (a)	56,000	176,165

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

China Resources Gas Group, Ltd.	8,000	$20,628
China Resources Land, Ltd. (a)	112,000	306,123
China Resources Power Holdings Co., Ltd.	117,600	280,190
China Singyes Solar Technologies Holdings Ltd.	8,000	8,406
China State Construction International Holdings, Ltd. (a)	14,000	21,804
China Taiping Insurance Holdings Co., Ltd. (b)	8,400	12,996
China Travel International Investment Hong Kong, Ltd.	280,000	52,344
China Unicom (Hong Kong), Ltd.	229,668	304,986
China Yurun Food Group, Ltd. (a)(b)	12,000	7,302
Citic Pacific, Ltd. (a)	56,000	60,069
CITIC Telecom International Holdings, Ltd.	30,000	9,012
CNOOC, Ltd.	919,000	1,559,244
Comba Telecom Systems Holdings, Ltd. (a)(b)	30,780	9,842
COSCO Pacific, Ltd.	115,123	149,612
Digital China Holdings, Ltd.	30,000	35,854
GCL Poly Energy Holdings, Ltd. (a)(b)	146,000	31,435
Geely Automobile Holdings, Ltd. (a)	100,000	43,319
Greatview Aseptic Packaging Co., Ltd.	10,000	6,188
Greentown China Holdings, Ltd.	22,500	36,783
Guangdong Investment, Ltd. (a)	226,000	195,803
Haier Electronics Group Co., Ltd.	7,000	11,155
Hanergy Solar Group, Ltd. (b)	326,000	25,218
Hengdeli Holdings, Ltd. (a)	729,600	166,495
Honghua Group, Ltd.	14,000	4,819
Hopson Development Holdings, Ltd. (b)	26,000	35,599
Hua Han Bio-Pharmaceutical Holdings, Ltd.	84,000	22,309
Huabao International Holdings, Ltd. (a)	33,000	14,593
Ju Teng International Holdings, Ltd.	30,000	14,040
Kaisa Group Holdings, Ltd. (a)(b)	29,000	6,543
Kingboard Chemical Holdings, Ltd.	53,340	109,894
Kingboard Laminates Holdings, Ltd.	31,500	12,468
Kunlun Energy Co., Ltd.	280,000	496,728
KWG Property Holding, Ltd.	50,000	26,172
Lee & Man Paper Manufacturing, Ltd.	26,000	15,487
Lenovo Group, Ltd. (a)	392,000	355,291
Li Ning Co., Ltd. (a)(b)	56,000	28,013
Minth Group, Ltd.	18,000	27,987
Newocean Energy Holdings, Ltd.	22,000	13,218
Poly Hong Kong Investments, Ltd. (a)	11,000	5,942
Real Nutriceutical Group, Ltd.	18,000	5,082
Shenzhen International Holdings, Ltd.	247,500	30,633
Shenzhen Investment, Ltd.	70,000	26,623
Shimao Property Holdings, Ltd.	84,000	166,779
Sino Biopharmaceutical (a)	108,000	70,038
Sino-Ocean Land Holdings, Ltd. (a)	210,294	114,144
Sinotrans, Ltd.	280,000	52,344
Skyworth Digital Holdings, Ltd.	48,000	24,259
Sun Art Retail Group Ltd.	11,500	16,635
Sunac China Holdings, Ltd.	58,000	37,987
Sunny Optical Technology Group Co., Ltd.	24,000	28,962
Tianneng Power International, Ltd.	14,000	5,613
Tibet 5100 Water Resources Holdings Ltd.	17,000	6,466
VODone, Ltd. (b)	96,200	6,822
Wasion Group Holdings, Ltd.	18,000	11,186
Yashili International Holdings, Ltd.	54,000	24,019
Yingde Gases	19,500	18,001
Yip’s Chemical Holdings, Ltd.	10,000	9,064
Yuexiu Property Co., Ltd.	392,000	99,562
Yuexiu Transport Infrastructure, Ltd.	1,258	636

		11,274,848

HUNGARY — 0.5%
MOL Hungarian Oil and Gas NyRt	3,900	291,737
OTP Bank NyRt	15,770	330,932
Richter Gedeon NyRt	1,350	202,269

		824,938

INDIA — 8.2%
Adani Enterprises, Ltd.	808	2,802
Alok Industries Ltd.	199,971	23,387
Ambuja Cements, Ltd. (b)	31,174	98,020
Amtek Auto, Ltd.	6,561	7,734
Anant Raj, Ltd.	45,111	40,044
Apollo Hospitals Enterprise, Ltd.	4,028	71,406
Ashok Leyland, Ltd.	24,216	8,191
Aurobindo Pharma, Ltd.	6,562	19,943
Axis Bank, Ltd.	5,002	111,546
Bajaj Hindusthan, Ltd.	68,872	16,747
Bajaj Holdings and Investment, Ltd.	2,269	30,716
Balrampur Chini Mills, Ltd. (b)	34,307	22,458
BF Investment, Ltd. (b)	8,083	5,713
Bharat Heavy Electricals, Ltd.	52,357	153,525
Bharti Airtel, Ltd.	102,417	502,821
Biocon, Ltd.	1,820	8,602
Britannia Industries Ltd.	3,440	39,034
Cipla, Ltd.	35,740	235,731
Core Education & Technologies, Ltd.	7,663	3,585
Development Credit Bank Ltd. (b)	94,879	75,520
Dewan Housing Finance Corp., Ltd.	11,798	31,716
Dr. Reddy’s Laboratories, Ltd. ADR	10,388	392,874
Educomp Solutions, Ltd.	14,213	8,455
Era Infra Engineering, Ltd.	2,723	6,230
Fortis Healthcare, Ltd. (b)	18,676	27,059
GAIL India, Ltd.	39,321	207,308
Gammon India, Ltd.	2,423	677
Gateway Distriparks, Ltd.	11,174	20,571
Gitanjali Gems Ltd.	1,626	6,400
Glenmark Pharmaceuticals, Ltd.	637	5,877
Godrej Consumer Products Ltd.	2,177	30,000
Godrej Industries, Ltd.	19,209	100,029
Grasim Industries, Ltd. GDR (c)	749	34,716
Grasim Industries, Ltd. GDR (c)	180	8,360
Gruh Finance Ltd.	15,713	60,472
GTL Infrastructure Ltd. (b)	264,326	7,562
GTL, Ltd. (b)	1,712	422
Gujarat NRE Coke, Ltd.	11,202	2,630
GVK Power & Infrastructure, Ltd. (b)	98,984	12,160
HCL Technologies, Ltd.	10,058	131,342
HDFC Bank, Ltd.	75,121	846,336

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Hero Motocorp, Ltd.	11,442	$320,212
Hindalco Industries, Ltd.	36,427	61,176
Hindustan Construction Co. (b)	12,309	2,185
Hindustan Unilever, Ltd.	70,951	698,645
Housing Development & Infrastructure, Ltd. (b)	10,400	6,528
Housing Development Finance Corp., Ltd.	77,701	1,149,399
ICICI Bank, Ltd. ADR (a)	16,120	616,590
Idea Cellular, Ltd. (b)	4,232	10,077
IDFC, Ltd.	31,097	67,061
India Infoline, Ltd.	140,715	123,133
Indiabulls Infrastructure & Power, Ltd. (b)	40,787	2,368
Indiabulls Real Estate, Ltd.	14,938	15,862
Indian Hotels Co., Ltd.	49,156	39,705
Infosys Technologies, Ltd. ADR (a)	26,731	1,101,050
IRB Infrastructure Developers, Ltd.	3,232	5,227
ITC, Ltd. GDR (c)	3,032	16,521
ITC, Ltd. GDR (c)(f)	42,335	231,069
IVRCL Infrastructures & Projects, Ltd. (b)	12,617	3,195
Jain Irrigation Systems, Ltd. (c)	8,575	7,504
Jain Irrigation Systems, Ltd. (c)	381	164
Jaiprakash Associates, Ltd.	46,113	41,593
Jet Airways India, Ltd. (b)	10,173	77,044
Jindal Steel & Power, Ltd.	4,235	15,497
Lanco Infratech, Ltd. (b)	25,725	2,965
Larsen & Toubro, Ltd. GDR (a)	11,491	270,153
LIC Housing Finance, Ltd.	11,307	48,472
Mahanagar Telephone Nigam (b)	38,167	11,143
Mahindra & Mahindra Financial Services, Ltd.	10,195	44,794
Mahindra & Mahindra, Ltd. GDR	19,686	322,457
Maruti Suzuki India, Ltd.	8,630	223,320
Monnet Ispat, Ltd.	4,529	9,546
MRF, Ltd.	100	21,752
Nagarjuna Construction Co., Ltd.	8,480	3,475
Oil & Natural Gas Corp., Ltd.	102,323	570,116
OnMobile Global, Ltd.	2,627	1,267
Opto Circuits India, Ltd.	4,055	1,378
OVANITC, Ltd.	5,596	30,544
PTC India, Ltd.	32,893	27,233
Punj Lloyd, Ltd.	9,175	5,381
REI Agro, Ltd.	31,175	6,295
Reliance Capital, Ltd.	4,526	25,656
Reliance Communications, Ltd.	55,667	111,053
Reliance Industries, Ltd. GDR (f)	44,489	1,280,838
Reliance Infrastructure, Ltd.	13,303	78,173
Rolta India, Ltd.	4,235	4,468
Ruchi Soya Industries Ltd.	24,182	24,823
Satyam Computer Services, Ltd. (b)	29,322	60,297
SE Investments Ltd.	20,459	134,322
Sesa Goa, Ltd.	18,664	44,850
Shree Renuka Sugars, Ltd. (b)	54,708	14,776
Shriram Transport Finance Co. Ltd.	2,953	35,205
Siemens India, Ltd.	12,129	112,605
Sintex Industries, Ltd.	30,558	20,800
State Bank of India GDR	2,607	174,408
Strides Arcolab, Ltd.	1,734	25,467
Sun Pharmaceutical Industries, Ltd.	11,995	204,182
Sun TV Network, Ltd.	4,028	25,730
Suzlon Energy, Ltd. (b)	247,617	38,127
Tata Communications Ltd.	9,049	23,930
Tata Consultancy Services, Ltd.	24,659	629,972
Tata Motors, Ltd. ADR	13,451	315,291
Tata Power Co., Ltd.	114,014	165,577
Tata Steel, Ltd.	19,282	88,825
Ultratech Cement, Ltd. GDR	345	10,897
Unitech, Ltd. (b)	84,380	29,961
United Breweries, Ltd.	2,829	34,486
United Spirits, Ltd.	2,946	107,469
Videocon Industries, Ltd. (b)	14,575	48,919
VST Industries Ltd.	1,056	28,351
Wipro, Ltd. ADR (a)	31,145	226,736
Wockhardt Ltd. (b)	1,234	20,783
Zee Entertainment Enterprises, Ltd.	22,202	88,192

		13,865,986

INDONESIA — 4.0%
Agis Tbk PT (b)	616,500	24,846
Alam Sutera Realty Tbk PT	356,500	26,940
Astra International Tbk PT	1,621,000	1,143,275
Bank Central Asia Tbk PT	997,000	1,004,534
Bank Danamon Indonesia Tbk PT	240,218	141,589
Bank Mandiri Tbk PT	593,449	538,140
Bank Negara Indonesia Persero Tbk PT	96,500	41,809
Bank Rakyat Indonesia Persero Tbk PT	908,000	709,018
Barito Pacific Tbk PT (b)	474,000	18,626
Bekasi Fajar Industrial Estate Tbk PT (b)	223,000	17,750
Bumi Resources Tbk PT (b)	857,500	47,519
Bumi Serpong Damai PT	188,500	34,186
BW Plantation Tbk PT	193,000	18,668
Charoen Pokphand Indonesia Tbk PT	207,500	107,670
Ciputra Development Tbk PT	292,000	39,718
Citra Marga Nusaphala Persada Tbk PT	56,000	17,350
Garuda Indonesia Tbk PT (b)	635,000	33,269
Global Mediacom Tbk PT	32,500	7,040
Indocement Tunggal Prakarsa Tbk PT	24,500	60,355
Indofood Sukses Makmur Tbk PT	624,000	462,106
Indosat Tbk PT	126,000	66,650
Japfa Comfeed Indonesia Tbk PT	54,500	8,841
Kalbe Farma Tbk PT	3,452,000	500,844
Kawasan Industri Jababeka Tbk PT (b)	234,000	8,370
Lippo Cikarang Tbk PT (b)	7,500	6,461
Lippo Karawaci Tbk PT	615,000	94,186
Matahari Putra Prima Tbk PT	32,000	9,431
Mayora Indah Tbk PT	15,500	47,086
Medco Energi Internasional Tbk PT	327,500	55,766
Media Nusantara Citra Tbk PT	39,500	12,437
Modernland Realty Tbk PT (b)	190,500	17,275
Pakuwon Jati Tbk PT	271,000	9,420
Perusahaan Gas Negara Persero Tbk PT	719,000	416,549
Semen Gresik Persero Tbk PT	40,500	69,778
Summarecon Agung Tbk PT	210,000	27,295
Telekomunikasi Indonesia Tbk PT	364,500	413,161
Tiga Pilar Sejahtera Food Tbk	297,000	37,405
Unilever Indonesia Tbk PT	31,000	96,045
United Tractors Tbk PT	208,318	382,004

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

XL Axiata Tbk PT	33,000	$16,043

		6,789,455

MALAYSIA — 3.9%
Aeon Co. M Bhd	102,200	478,734
Aeon Credit Service M Bhd	5,300	28,886
AirAsia Bhd	60,200	60,781
Alliance Financial Group Bhd	230,600	386,827
Axiata Group Bhd	38,100	79,950
Berjaya Sports Toto Bhd	107,906	149,248
Bintulu Port Holdings Bhd	94	214
British American Tobacco Malaysia Bhd	2,200	41,500
Bursa Malaysia Bhd	47,493	113,640
CapitaMalls Malaysia Trust	75,600	41,874
Carlsberg Brewery Malay Bhd	140,697	681,331
CIMB Group Holdings Bhd	24,700	64,731
Dialog Group Bhd	584,609	521,791
Digi.Com Bhd	297,400	448,053
Faber Group BHD	44,100	24,845
Felda Global Ventures Holdings Bhd	22,900	32,761
Genting Bhd	180,200	595,439
Genting Malaysia Bhd	28,500	35,089
Guan Chong Bhd	51,800	27,708
Hap Seng Plantations Holdings Bhd	7,100	5,955
IGB Corp. Bhd	245,253	193,284
IHH Healthcare Bhd (b)	40,600	50,758
IOI Corp. Bhd	284,260	489,436
JT International Bhd	2,200	4,700
KLCC Property Holdings Bhd	29,900	64,352
KNM Group Bhd (b)	203,018	29,558
KPJ Healthcare Bhd	12,000	26,017
KSK Group Bhd	100,400	19,543
Lingkaran Trans Kota Holdings Bhd	19,400	26,894
Malaysian Airline System Bhd (b)	1,340,800	129,433
Malaysian Resources Corp. Bhd	324,100	156,947
MPHB Capital Bhd (b)	91,730	39,775
Multi-Purpose Holdings Bhd	171,260	195,679
Naim Holdings Bhd	87	109
OSK Holdings Bhd	284,106	148,370
OSK Ventures International Bhd	32,300	3,731
Padiberas Nasional Bhd	28,800	32,633
Pavilion Real Estate Investment Trust	71,800	34,315
POS Malaysia Bhd	56,200	83,602
Sapurakencana Petroleum Bhd (b)	29,800	38,576
Sime Darby Bhd	28,400	86,112
SP Setia Bhd	17,200	18,237
Sunway Real Estate Investment Trust	74,600	36,361
TA Enterprise Bhd	292,800	57,457
TA Global Bhd	118,840	11,284
TA Global Bhd Preference Shares (b)	121,226	11,319
Tebrau Teguh Bhd (b)	21,000	9,305
Telekom Malaysia Bhd	35,000	59,820
Tenaga Nasional Bhd	21,600	56,675
UEM Sunrise Bhd	236,688	233,729
UMW Holdings Bhd	16,900	78,095
Unisem M Bhd	18,200	5,472
United Plantations Bhd	3,900	34,686
WCT Bhd	377,570	297,563

		6,583,184

MEXICO — 6.2%
Alfa SAB de CV (Class A)	240,731	577,347
America Movil SAB de CV (a)	2,316,035	2,512,356
Axtel SAB de CV (a)(b)	91,105	31,334
Cemex SAB de CV (a)(b)	566,435	598,360
Coca-Cola Femsa SAB de CV	34,782	487,210
Consorcio ARA SAB de CV (b)	90,521	32,523
Corporacion GEO SAB de CV (a)(b)	38,437	16,377
Desarrolladora Homex SAB de CV (b)	16,902	10,588
Empresas ICA SAB de CV (a)(b)	37,111	69,716
Fomento Economico Mexicano SAB de CV	118,433	1,221,167
Grupo Aeroportuario del Sureste SAB de CV (a)	35,866	397,130
Grupo Bimbo SAB de CV (a)	177,811	535,787
Grupo Elektra SA de CV	2,813	92,634
Grupo Financiero Banorte SAB de CV	87,162	513,369
Grupo Financiero Inbursa SA (a)	69,862	153,499
Grupo Mexico SAB de CV	172,448	496,194
Grupo Televisa SA de CV (Series CPO)	105,745	525,646
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	94,235	222,460
Industrias CH SAB, Series B (a)(b)	24,213	159,024
Industrias Penoles SA de CV	8,397	252,467
Kimberly-Clark de Mexico SAB de CV	146,407	470,607
Sare Holding SAB de CV (Class B) (b)	107,634	4,148
TV Azteca SAB de CV	208,246	110,151
Urbi Desarrollos Urbanos SA de CV (a)(b)	40,557	7,379
Wal-Mart de Mexico SAB de CV	306,678	858,878

		10,356,351

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	15,725	367,443
Banque Marocaine pour le Commerce et l’Industrie SA	1,385	127,672
Douja Promotion Groupe Addoha SA	9,555	53,473
Holcim Maroc SA	836	151,199

		699,787

NETHERLANDS — 0.1%
Yandex NV (a)(b)	5,405	149,340

PANAMA — 0.1%
Avianca Taca Holding SA Preference Shares	84,990	181,972

PERU — 0.9%
Compania de Minas Buenaventura SA ADR	18,033	266,167
Credicorp, Ltd.	5,422	693,799
Southern Copper Corp. (a)	14,251	393,613
Volcan Compania Minera SAA (Class B)	243,999	114,018

		1,467,597

PHILIPPINES — 1.6%
Alliance Global Group, Inc. (b)	113,100	61,263
Ayala Land, Inc.	724,880	510,101
Bank of the Philippine Islands	231,568	514,596
BDO Unibank, Inc.	185,074	364,150

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Cebu Air, Inc.	78,540	$121,083
Cebu Holdings, Inc.	399,300	54,072
East West Banking Corp. (b)	43,900	30,334
Filinvest Land, Inc.	3,335,000	131,238
First Philippine Holdings Corp.	22,100	37,422
GMA Holdings, Inc.	193,600	40,109
GT Capital Holdings, Inc.	510	9,385
Megawide Construction Corp.	132,800	61,174
Megaworld Corp. (b)	365,000	27,882
Philippine Long Distance Telephone Co.	5,565	378,729
Puregold Price Club, Inc.	18,100	15,209
San Miguel Corp.	7,750	16,594
SM Development Corp.	39,000	6,825
SM Investments Corp.	4,760	117,898
SM Prime Holdings, Inc.	149,700	56,484
Universal Robina Corp.	12,610	36,487
Vista Land & Lifescapes, Inc.	57,800	7,519

		2,598,554

POLAND — 1.1%
Asseco Poland SA	4,677	59,780
Bank Pekao SA	8,539	384,484
Bioton SA (b)	196,242	1,767
BRE Bank SA	1,384	159,116
Eurocash SA	440	7,753
Getin Holding SA	17,173	14,434
Getin Noble Bank SA (b)	46,646	26,044
Globe Trade Centre SA (b)	10,481	25,799
Grupa Lotos SA (b)	6,381	68,764
KGHM Polska Miedz SA	9,146	332,197
LPP SA	23	45,222
Orbis SA	4,376	46,961
Polimex- Mostostal SA (b)	79,542	2,896
Polski Koncern Naftowy Orlen SA (b)	2,280	31,893
Powszechna Kasa Oszczednosci Bank Polski SA	27,292	291,652
Powszechny Zaklad Ubezpieczen SA	1,370	168,487
Rovese SA (b)	52,421	24,548
Telekomunikacja Polska SA	55,995	128,585

		1,820,382

RUSSIA — 6.5%
Evraz PLC	11,382	16,676
Gazprom OAO ADR (b)	308,176	2,027,798
Integra Group Holdings GDR (b)	6,266	1,968
LSR Group OJSC GDR	6,369	26,622
Lukoil OAO ADR	36,998	2,123,685
Mechel OAO ADR (a)(b)	14,915	42,955
MMC Norilsk Nickel OJSC ADR (a)	51,319	739,507
Mobile TeleSystems ADR	45,819	867,812
Mobile Telesystems OJSC	11,066	88,132
NovaTek OAO GDR (a)	6,581	786,430
Novolipetsk Steel OJSC GDR	1,606	21,087
Novorossiysk Commercial Sea Trade Port PJSC GDR	2,953	18,530
Pharmstandard GDR (b)	3,312	69,121
Polymetal International PLC	5,816	39,995
Rosneft Oil Co. GDR (a)	111,024	760,514
Rostelecom ADR	5,867	92,992
Sberbank of Russia ADR (b)	81,361	934,024
Severstal GDR	26,613	169,525
Sistema JSFC GDR	7,072	139,672
Surgutneftegas OJSC ADR (a)(b)	100,058	784,455
Tatneft ADR (b)	16,212	588,982
TMK OAO GDR	2,416	27,784
Uralkali OJSC GDR	4,130	136,703
VimpelCom, Ltd. ADR	28,116	282,847
VTB Bank OJSC GDR (b)(f)	39,638	112,572
X5 Retail Group NV GDR (a)(b)	1,967	35,603

		10,935,991

SOUTH AFRICA — 8.5%
ABSA Group, Ltd.	18,953	283,516
Adcock Ingram Holdings, Ltd.	5,920	38,762
Adcorp Holdings, Ltd.	26,709	79,692
Afgri, Ltd.	140,664	58,804
African Bank Investments, Ltd. (a)	68,143	112,025
African Rainbow Minerals, Ltd.	5,847	88,207
Allied Electronics Corp., Ltd. Preference Shares	32,580	61,043
Anglo Platinum, Ltd. (a)(b)	1,598	47,487
AngloGold Ashanti, Ltd.	14,071	198,410
Aquarius Platinum, Ltd. (a)(b)	23,369	14,000
ArcelorMittal South Africa, Ltd. (a)(b)	10,926	35,220
Aspen Pharmacare Holdings, Ltd. (b)	26,396	603,769
Aveng, Ltd.	31,537	94,987
Barloworld, Ltd.	13,490	110,750
Bidvest Group, Ltd.	19,780	488,064
Business Connexion Group, Ltd.	116,097	58,474
Coronation Fund Managers, Ltd.	54,929	347,207
Discovery Holdings, Ltd.	17,773	150,496
FirstRand, Ltd.	149,582	435,914
Gold Fields, Ltd.	31,375	160,459
Grindrod, Ltd.	53,077	112,279
Group Five, Ltd.	15,075	55,731
Harmony Gold Mining Co., Ltd.	12,698	45,728
Impala Platinum Holdings, Ltd.	22,555	211,300
Imperial Holdings, Ltd.	10,416	220,193
Investec, Ltd.	11,495	74,096
Invicta Holdings, Ltd. (a)	25,882	257,589
JD Group, Ltd. (a)	11,341	35,415
Kagiso Media, Ltd.	59,069	145,780
Kumba Iron Ore, Ltd. (a)	2,244	104,117
Lewis Group, Ltd. (a)	13,631	86,505
Massmart Holdings, Ltd.	8,877	160,332
MMI Holdings, Ltd.	50,457	112,684
MTN Group, Ltd.	79,053	1,465,242
Murray & Roberts Holdings, Ltd. (b)	37,778	95,632
Naspers, Ltd.	20,191	1,484,752
Nedbank Group, Ltd. (a)	20,423	361,114
Netcare, Ltd.	118,697	275,483
Northam Platinum, Ltd. (b)	15,133	48,781
PPC, Ltd.	11,556	34,678
PSG Group, Ltd.	23,520	164,023
Remgro, Ltd.	24,355	466,016
RMB Holdings, Ltd.	51,029	202,529
RMI Holdings	62,607	158,927
Sanlam, Ltd.	115,127	533,468
Sappi, Ltd. (b)	16,028	39,395
Sasol, Ltd.	21,833	949,091
Shoprite Holdings, Ltd.	28,846	539,017
Sibanye Gold, Ltd. (b)	35,575	25,444

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Standard Bank Group, Ltd.	51,698	$580,556
Steinhoff International Holdings, Ltd. (a)(b)	101,987	251,906
Sun International, Ltd.	9,384	90,378
Telkom SA, Ltd. (b)	15,184	25,390
The Foschini Group, Ltd. (a)	17,781	176,875
Tiger Brands, Ltd. (a)	11,086	330,440
Times Media Group, Ltd. (b)	374	716
Trans Hex Group, Ltd. (b)	1,488	540
Truworths International, Ltd. (a)	35,219	308,475
Wilson Bayly Holmes-Ovcon, Ltd.	13,059	202,570
Woolworths Holdings, Ltd.	57,848	375,331

		14,275,804

TAIWAN — 13.8%
Acer, Inc. (b)	143,758	103,126
Adlink Technology, Inc.	24,000	31,551
Advanced Semiconductor Engineering, Inc.	391,007	328,111
Advancetek Enterprise Co. Ltd.	137,000	154,274
AGV Products Corp. (b)	281,000	92,538
APCB, Inc.	54,000	37,656
Asustek Computer, Inc.	31,340	269,785
AU Optronics Corp. ADR (b)	62,469	216,143
Audix Corp.	59,000	53,250
Bank of Kaohsiung (b)	78,000	24,724
Basso Industry Corp.	163,000	135,693
Biostar Microtech International Corp.	109,000	41,460
C Sun Manufacturing Ltd.	52,000	37,043
Carnival Industrial Corp. (b)	111,000	34,258
Catcher Technology Co., Ltd.	33,000	171,766
Cathay Financial Holding Co., Ltd.	241,878	330,079
Cathay No. 1 REIT	73,000	51,856
Center Laboratories, Inc. (b)	24,000	33,352
Champion Building Materials Co. Ltd.	76,000	24,597
Chang Hwa Commercial Bank	361,759	199,764
Chang Wah Electromaterials, Inc.	7,608	25,308
Charoen Pokphand Enterprise	224,000	118,461
Cheng Loong Corp.	33,000	14,589
Cheng Shin Rubber Industry Co. Ltd.	16,000	50,502
China Airlines Ltd. (b)	106,000	39,965
China Chemical & Pharmaceutical Co., Ltd.	85,000	56,438
China Development Financial Holding Corp. (b)	674,945	189,618
China Steel Chemical Corp.	217,345	1,080,525
China Steel Corp.	423,406	346,823
Chinatrust Financial Holding Co., Ltd.	596,076	368,930
Chipbond Technology Corp.	16,000	39,238
Chong Hong Construction Co., Ltd.	7,000	25,224
Chung Hwa Pulp Corp. (b)	123,000	37,592
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	34,000	51,390
Chunghwa Telecom Co., Ltd.	139,457	474,613
CMC Magnetics Corp. (b)	171,000	31,209
Compal Electronics, Inc.	281,774	158,416
Coxon Precise Industrial Co. Ltd.	10,000	22,121
Da-Li Construction Co. Ltd.	48,000	57,095
Delta Electronics, Inc.	111,340	507,087
Dimerco Express Taiwan Corp.	151,000	84,390
Eclat Textile Co. Ltd.	8,000	59,124
Elan Microelectronics Corp.	2,000	4,504
Elite Semiconductor Memory Technology, Inc. (b)	89,750	126,969
Epistar Corp.	31,850	56,110
Etron Technology, Inc. (b)	12,445	6,208
Eva Airways Corp. (b)	62,000	35,478
Excelsior Medical Co., Ltd.	21,000	35,735
Far Eastern New Century Corp.	290,131	313,645
Flytech Technology Co. Ltd.	7,000	22,001
Formosa Chemicals & Fibre Corp.	144,460	354,269
Formosa Epitaxy, Inc. (b)	12,000	7,848
Formosa Plastics Corp.	227,610	550,590
Founding Construction & Development Co. Ltd.	195,000	135,981
Foxconn Technology Co., Ltd.	63,051	153,152
Fubon Financial Holding Co., Ltd.	354,903	483,727
Fullerton Technology Co. Ltd.	27,000	22,522
Fwusow Industry Co. Ltd.	103,000	51,550
Giant Manufacturing Co., Ltd.	98,802	679,097
Grape King, Inc.	91,000	343,098
Great Wall Enterprise Co.	20,000	17,117
HannStar Display Corp. (b)	70,000	30,012
Hermes Microvision, Inc.	2,000	57,389
Himax Technologies, Inc. ADR (a)	2,800	14,616
Hiwin Technologies Corp.	8,400	50,169
Hocheng Corp.	159,000	51,301
Hon Hai Precision Industry Co., Ltd.	382,737	944,998
Hong TAI Electric Industrial	101,000	31,880
Hotai Motor Co., Ltd.	38,000	409,529
HTC Corp.	49,198	392,323
Hua Nan Financial Holdings Co., Ltd.	372,368	208,728
Hung Sheng Construction Co. Ltd.	59,000	48,033
Ibase Technology, Inc.	86,393	110,978
Innolux Corp. (b)	203,383	101,451
Inotera Memories, Inc. (b)	31,000	16,187
Janfusun Fancyworld Corp. (b)	563,000	78,896
KEE TAI Properties Co., Ltd.	57,000	41,460
Kenda Rubber Industrial Co., Ltd.	4,000	8,835
Kerry TJ Logistics Co., Ltd.	48,000	57,816
Kindom Construction Co.	39,000	49,448
Kung Long Batteries Industrial Co. Ltd.	9,000	22,552
Kuoyang Construction Co., Ltd.	36,000	24,504
Kwong Fong Industries (b)	38,000	20,920
Largan Precision Co., Ltd.	3,000	96,093
Leofoo Development Co. (b)	103,000	47,770
Lite-On Technology Corp.	146,612	257,308
Long Bon International Co., Ltd.	11,000	7,432
Long Chen Paper Co. Ltd. (b)	729,000	249,316
MediaTek, Inc.	37,329	434,058
Medigen Biotechnology Corp. (b)	5,000	28,611
Mega Financial Holding Co., Ltd.	273,569	207,657
Merida Industry Co., Ltd.	2,000	11,878
Merry Electronics Co. Ltd.	12,000	24,864
Mosel Vitelic, Inc. (b)	3,758	782
Namchow Chemical Industrial Ltd.	47,000	53,475
Nan Ya Plastics Corp.	223,690	471,696
Nanya Technology Corp. (b)	54,000	10,558
National Petroleum Co., Ltd.	312,000	278,469
Neo Solar Power Corp. (b)	12,768	9,585
New Era Electronics Co. Ltd.	21,000	22,737
Newmax Technology Co., Ltd. (b)	19,000	75,757

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Nexcom International Co. Ltd.	51,000	$45,179
Novatek Microelectronics Corp.	28,225	137,024
Pacific Hospital Supply Co. Ltd.	18,000	62,160
Pan Jit International, Inc. (b)	9,000	3,423
Pegatron Corp. (b)	49,686	82,061
Phytohealth Corp. (b)	9,000	12,117
Pihsiang Machinery Manufacturing Co. Ltd. (b)	21,000	21,020
Portwell, Inc.	22,000	21,140
Pou Chen Corp.	204,531	194,151
Powertech Technology, Inc.	61,285	115,123
Precision Silicon Corp.	909	367
Promate Electronic Co., Ltd.	51,000	49,092
ProMOS Technologies, Inc. (b)(e)	130,950	0
Quanta Computer, Inc.	195,664	424,349
Sampo Corp.	187,000	63,330
Sesoda Corp.	64,000	68,546
Shih Wei Navigation Co., Ltd.	94,402	64,885
Shin Kong Financial Holding Co., Ltd. (b)	217,252	73,212
Siliconware Precision Industries Co.	142,578	179,346
Sinbon Electronics Co., Ltd.	65,000	59,099
Sinon Corp.	102,000	50,539
SinoPac Financial Holdings Co., Ltd.	480,480	228,449
Sinphar Pharmaceutical Co., Ltd.	67,000	77,572
Solar Applied Materials Technology Corp.	147,250	140,023
Solartech Energy Corp. (b)	8,993	5,641
Stark Technology, Inc.	47,000	40,459
Supreme Electronics Co. Ltd.	106,000	52,521
Ta Ya Electric Wire & Cable	327,000	74,955
Tainan Enterprises Co., Ltd.	37,000	39,567
Taishin Financial Holdings Co., Ltd.	456,495	201,052
Taisun Enterprise Co., Ltd.	132,000	62,320
Taiwan Acceptance Corp.	9,000	21,771
Taiwan Cement Corp.	249,533	307,223
Taiwan Chinsan Electronic Industrial Co. Ltd.	25,000	35,326
Taiwan Cogeneration Corp.	39,000	25,960
Taiwan Fire & Marine Insurance Co.	20,000	14,648
Taiwan FU Hsing Industrial Co., Ltd.	30,000	27,226
Taiwan Land Development Corp. (b)	144,816	51,943
Taiwan Mobile Co., Ltd.	4,000	15,815
Taiwan Paiho Ltd.	45,000	37,762
Taiwan Pulp & Paper Corp.	261,000	87,955
Taiwan Sakura Corp.	85,000	45,944
Taiwan Semiconductor Manufacturing Co., Ltd.	725,000	2,685,096
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,577	651,771
Taiwan Tea Corp.	89,913	52,350
Taiwan Union Technology Corp.	109,000	70,555
Taiyen Biotech Co., Ltd.	55,000	43,033
Tatung Co., Ltd. (b)	145,885	36,750
TPK Holding Co. Ltd.	8,000	128,124
Transasia Airways Corp.	215,000	95,768
Tripod Technology Corp.	61,320	132,375
Uni-President Enterprises Corp.	90,370	176,091
United Microelectronics Corp. ADR	211,708	493,280
Unity Opto Technology Co., Ltd. (b)	12,759	11,175
Ve Wong Corp.	49,000	35,151
Visual Photonics Epitaxy Co., Ltd.	130,259	144,727
Wei Chuan Food Corp.	27,000	45,854
Wei Mon Industry Co. Ltd. (b)	158,000	51,400
Weikeng Industrial Co., Ltd.	55,000	38,904
Winbond Electronics Corp. (b)	46,000	13,015
Wistron Corp.	121,355	122,485
Zeng Hsing Industrial Co. Ltd.	17,000	72,887
Zenitron Corp.	119,000	78,020

		23,168,462

THAILAND — 3.5%
Advanced Info Service PCL	88,815	807,539
Airports of Thailand PCL	14,500	78,776
Bangkok Dusit Medical Services PCL	4,200	21,328
Bangkok Expressway PCL	291,959	336,532
Bangkokland PCL	574,200	28,326
Bank of Ayudhya PCL, ADR	33,800	38,688
Banpu PCL	11,608	90,199
BEC World PCL	22,200	42,052
Big C Supercenter PCL	3,300	19,844
BTS Group Holdings PCL	26,500	6,536
Central Pattana PCL	42,800	62,099
Central Plaza Hotel PCL	31,800	34,092
CH Karnchang PCL	5,300	3,589
Charoen Pokphand Foods PCL	15,900	13,201
CP ALL PCL	148,000	186,103
Electricity Generating PCL	66,474	289,344
IRPC PCL	745,658	79,338
Jasmine International PCL	143,500	36,320
Kasikornbank PCL (c)	46,800	295,754
Kasikornbank PCL (c)	1,200	7,390
Krung Thai Bank PCL	36,900	24,152
Land and Houses PCL	56,800	20,694
Minor International PCL	6,400	5,118
Pruksa Real Estate PCL	21,700	15,882
PTT Exploration & Production PCL	105,641	539,871
PTT Global Chemical PCL	18,100	40,268
PTT PCL	61,624	665,615
Quality Houses PCL	172,100	17,202
Sansiri PCL	146,800	14,768
Siam Cement PCL (c)	11,600	171,298
Siam Cement PCL (c)	20,900	300,545
Siam Commercial Bank PCL	95,902	531,844
Siam Future Development PCL	101,250	21,056
Siam Makro PCL	3,300	82,992
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	72,166	31,645
Thai Airways International PCL	51,300	40,855
Thai Beverage PCL	329,000	153,047
Thai Oil PCL	92,195	187,273
Thaicom PCL	32,800	34,899
Ticon Industrial Connection PCL	83,400	48,671
Tisco Financial Group PCL	139,618	184,567
TMB Bank PCL	3,729,717	269,372
Total Access Communication PCL, NVDR	6,600	24,472
Toyo-Thai Corp. PCL	6,000	6,432
True Corp. PCL, NVDR (b)	220,600	47,655

		5,957,243

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

TURKEY — 2.2%
Akbank TAS	84,429	$343,938
Anadolu Efes Biracilik Ve Malt Sanayii AS	18,147	263,348
Aselsan Elektronik Sanayi Ve Ticaret AS	2,517	11,062
BIM Birlesik Magazalar AS	3,302	71,535
Coca-Cola Icecek AS	378	10,873
Dogan Sirketler Grubu Holdings AS (b)	122,172	61,420
Dogan Yayin Holding AS (b)	101,167	35,654
Eregli Demir ve Celik Fabrikalari TAS	124,844	128,762
Haci Omer Sabanci Holding AS	45,035	236,910
KOC Holding AS	67,587	324,370
Migros Ticaret AS (b)	710	7,268
Tupras-Turkiye Petrol Rafinerileri AS	10,231	249,750
Turk Hava Yollari Anonim Ortakligi	22,165	86,158
Turkcell Iletisim Hizmetleri AS (b)	38,811	225,289
Turkiye Garanti Bankasi AS	181,225	790,855
Turkiye Halk Bankasi AS	8,639	73,206
Turkiye Is Bankasi (Class C)	105,457	311,542
Turkiye Vakiflar Bankasi Tao (Class D)	14,738	36,741
Ulker Biskuvi Sanayi AS	42,873	311,084
Yapi ve Kredi Bankasi AS	67,845	154,365

		3,734,130

TOTAL COMMON STOCKS —
(Cost $189,356,304)		166,745,904

PREFERRED STOCK — 0.1%
COLOMBIA — 0.1%
Grupo Argos SA/Colombia Preference Shares (Cost $103,720)	9,669	96,628

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
Dialog Group Bhd (expiring 2/12/17) (b)	41,450	8,593
KNM Group Bhd (expiring 11/15/17) (b)	63,006	2,293

TOTAL WARRANTS —
(Cost $0)		10,886

SHORT TERM INVESTMENTS — 9.3%
UNITED STATES — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	13,407,553	13,407,553
State Street Institutional Liquid Reserves Fund 0.09% (i)(j)	2,335,832	2,335,832

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,743,385)		15,743,385

TOTAL INVESTMENTS — 108.5%
(Cost $205,203,409)		182,596,803
OTHER ASSETS & LIABILITIES — (8.5)%		(14,259,353)

NET ASSETS — 100.0%		$168,337,450

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

At June 30, 2013, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	7/30/2013	6,700	$1,803,938	$1,872,650	$68,712

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

	PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	17.0%
Oil, Gas & Consumable Fuels	12.5
Wireless Telecommunication Services	7.1
Metals & Mining	4.9
Semiconductors & Semiconductor Equipment	3.3
Beverages	3.3
Food Products	2.9
Internet Software & Services	2.9
Real Estate Management & Development	2.8
Insurance	2.3
Diversified Financial Services	2.1
Automobiles	2.0
Chemicals	2.0
Diversified Telecommunication Services	1.8
Electronic Equipment, Instruments & Components	1.8
Industrial Conglomerates	1.8
Construction & Engineering	1.7
Pharmaceuticals	1.6
Food & Staples Retailing	1.6
Multiline Retail	1.6
Construction Materials	1.6
Computers & Peripherals	1.6
Media	1.5
IT Services	1.5
Independent Power Producers & Energy Traders	1.4
Transportation Infrastructure	1.2
Electric Utilities	1.2
Specialty Retail	1.2
Airlines	0.9
Household Products	0.8
Thrifts & Mortgage Finance	0.7
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Communications Equipment	0.6
Personal Products	0.5
Gas Utilities	0.5
Paper & Forest Products	0.5
Tobacco	0.4
Capital Markets	0.4
Machinery	0.4
Leisure Equipment & Products	0.4
Marine	0.4
Health Care Providers & Services	0.3
Electrical Equipment	0.3
Energy Equipment & Services	0.3
Water Utilities	0.3
Trading Companies & Distributors	0.3
Aerospace & Defense	0.2
Internet & Catalog Retail	0.2
Air Freight & Logistics	0.2
Diversified Consumer Services	0.2
Health Care Equipment & Supplies	0.2
Textiles, Apparel & Luxury Goods	0.1
Consumer Finance	0.1
Distributors	0.1
Road & Rail	0.1
Real Estate Investment Trusts	0.1
Software	0.1
Building Products	0.0	***
Auto Components	0.0	***
Professional Services	0.0	***
Containers & Packaging	0.0	***
Commercial Services & Supplies	0.0	***
Biotechnology	0.0	***
Short Term Investment	9.3
Other Assets & Liabilities	(8.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, representing 0.00% of net assets, Interbolsa SA/Colombia, which was Level 2 and part of the Capital Markets Industry, representing 0.00% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BRAZIL — 21.5%
AES Tiete SA Preference Shares	504,518	$4,814,395
Banco do Brasil SA	103,038	1,032,222
Banco do Brasil SA ADR	1,267,934	12,806,133
Bradespar SA Preference Shares	772,226	7,061,391
Centrais Eletricas Brasileiras SA Preference Shares (Class H)	2,846,621	11,249,633
Cia Energetica do Ceara Preference Shares	81,392	1,477,476
Companhia de Transmissao de Energia Electrica Paulista Preference Shares	397,130	6,022,433
Companhia Energetica de Minas Gerais ADR (a)	1,845,950	16,558,171
Companhia Energetica de Sao Paulo Preference Shares	799,277	7,102,514
CPFL Energia SA ADR (a)	371,671	6,797,863
EDP — Energias do Brasil SA	1,580,741	8,107,465
Eletropaulo Metropolitana SA Preference Shares	945,159	2,695,503
Oi SA ADR (a)	1,379,250	2,482,650
Tractebel Energia SA	177,323	2,783,001
Tractebel Energia SA ADR (a)	314,862	4,974,820
Vale SA Preference Shares ADR	900,801	10,953,740

		106,919,410

CHILE — 1.5%
Administradora de Fondos de Pensiones Provida SA ADR	11,382	970,885
Aguas Andinas SA Class A	3,245,377	2,321,402
Banco de Chile ADR (a)	2,881	250,878
Corpbanca SA ADR	60,080	1,027,368
ENTEL Chile SA	168,215	2,826,053

		7,396,586

CHINA — 6.8%
Anta Sports Products, Ltd. (a)	5,406,000	4,739,446
Bank of China, Ltd.	37,143,536	15,276,242
China Citic Bank Corp., Ltd. (a)	380,000	175,392
China Hongqiao Group, Ltd.	2,142,289	1,077,172
China Southern Airlines Co., Ltd. (Class H) (a)	7,990,000	3,224,287
Dongyue Group (a)	6,773,000	2,706,982
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	208,311	301,334
Jiangsu Expressway Co., Ltd. (a)	3,452,000	3,560,438
Lonking Holdings, Ltd. (a)(b)	1,052,000	208,871
Soho China, Ltd. (a)	351,500	279,610
Zhejiang Expressway Co., Ltd. (Class H)	2,768,000	2,255,411

		33,805,185

CZECH REPUBLIC — 3.1%
CEZ AS	438,579	10,512,877
Komercni Banka AS	1,559	289,440
Telefonica O2 Czech Republic AS (a)	353,845	4,869,495

		15,671,812

EGYPT — 0.2%
Telecom Egypt	498,096	818,174

HONG KONG — 0.5%
Bosideng International Holdings, Ltd. (a)	9,593,600	2,003,730
China Mobile, Ltd.	28,337	295,925

		2,299,655

INDONESIA — 0.9%
AKR Corporindo Tbk PT	708,500	378,343
Aneka Tambang Persero Tbk PT	6,587,000	663,678
Astra Agro Lestari Tbk PT	124,500	247,118
Harum Energy Tbk PT	3,992,000	1,216,705
Indo Tambangraya Megah Tbk PT	641,000	1,818,050

		4,323,894

MALAYSIA — 4.0%
British American Tobacco Malaysia Bhd	18,400	347,093
Malayan Banking Bhd	5,872,838	19,331,386
Maxis Bhd	121,200	263,537

		19,942,016

POLAND — 4.8%
KGHM Polska Miedz SA	282,630	10,265,577
Polska Grupa Energetyczna SA	1,447,563	6,691,723
Powszechny Zaklad Ubezpieczen SA	29,940	3,682,116
Synthos SA	928,560	1,271,026
Tauron Polska Energia SA	1,675,785	2,168,080

		24,078,522

RUSSIA — 7.8%
CTC Media, Inc. (a)	371,482	4,130,880
Gazprom Neft JSC ADR (b)	11,491	204,540
Gazprom OAO ADR (b)	1,799,196	11,838,710
Surgutneftegas OJSC ADR Preference Shares (b)	1,593,571	9,768,590
TNK-BP Holding	731,432	1,033,158
VimpelCom, Ltd. ADR	1,174,140	11,811,848

		38,787,726

SOUTH AFRICA — 8.8%
African Bank Investments, Ltd. (a)	4,729,867	7,775,751
Capital Property Fund	1,431,172	1,533,934
Fountainhead Property Trust (a)	1,404,827	1,132,103
Kumba Iron Ore, Ltd. (a)	258,980	12,016,096
MMI Holdings, Ltd.	2,241,238	5,005,263
Redefine Properties, Ltd.	2,773,270	2,930,494
Resilient Property Income Fund, Ltd.	47,024	254,560
Vodacom Group, Ltd. (a)	1,255,014	13,276,812

		43,925,013

SOUTH KOREA — 4.5%
KT Corp. ADR	14,997	232,753
SK Telecom Co., Ltd.	119,878	22,043,151

		22,275,904

TAIWAN — 19.5%
Asia Cement Corp.	2,586,572	3,184,562
Chicony Electronics Co., Ltd.	1,354,446	3,524,967
China Development Financial Holding Corp. (b)	29,122,000	8,181,483
China Petrochemical Development Corp.	21,300,000	10,837,977
China Steel Chemical Corp.	224,000	1,113,610
Chunghwa Telecom Co., Ltd. ADR (a)	123,399	3,962,342

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

E Ink Holdings, Inc.	8,155,000	$4,720,872
Far Eastern New Century Corp.	227,830	246,294
Farglory Land Development Co., Ltd.	858,000	1,574,522
Highwealth Construction Corp.	993,800	2,088,999
HTC Corp.	1,828,105	14,577,995
LCY Chemical Corp.	1,336,681	1,672,468
Lite-On Technology Corp.	2,855,754	5,011,934
Macronix International Co., Ltd.	659	153
Pou Chen Corp.	272,000	258,196
Quanta Computer, Inc.	7,976,000	17,298,055
Synnex Technology International Corp.	4,450,000	5,812,869
Taiwan Cement Corp.	209,000	257,319
Taiwan Mobile Co., Ltd.	200	791
TSRC Corp.	1,599,800	3,069,250
United Microelectronics Corp. ADR	157,367	366,665
Wistron Corp.	6,290,670	6,349,230
WPG Holdings, Ltd.	2,592,000	3,070,168

		97,180,721

THAILAND — 5.6%
Advanced Info Service PCL	30	273
Advanced Info Service PCL, NVDR	44,149	401,419
BTS Group Holdings PCL	1,190,549	293,655
Land and Houses PCL, NVDR	11,785,745	4,294,016
Shin Corp. PCL, NVDR	8,060,157	22,609,501
Thai Oil PCL	105,200	213,690

		27,812,554

TURKEY — 9.7%
Arcelik AS	41,563	274,653
Aygaz AS	51,797	237,851
Eregli Demir ve Celik Fabrikalari TAS	13,777,652	14,210,022
Ford Otomotiv Sanayi AS	219,439	3,025,255
Tofas Turk Otomobil Fabrikasi AS	50,478	315,250
Tupras-Turkiye Petrol Rafinerileri AS	613,883	14,985,560
Turk Telekomunikasyon AS	2,855,336	11,099,028
Turk Traktor ve Ziraat Makineleri AS	62,034	2,186,277
Ulker Biskuvi Sanayi AS	231,290	1,678,230

		48,012,126

TOTAL COMMON STOCKS —
(Cost $581,531,329)		493,249,298

SHORT TERM INVESTMENTS — 9.4%
UNITED STATES — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	39,219,141	39,219,141
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	7,435,957	7,435,957

TOTAL SHORT TERM INVESTMENTS —
(Cost $46,655,098)		46,655,098

TOTAL INVESTMENTS — 108.6%
(Cost $628,186,427)		539,904,396
OTHER ASSETS & LIABILITIES — (8.6)%		(42,793,871)

NET ASSETS — 100.0%		$497,110,525

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Wireless Telecommunication Services	14.9%
Electric Utilities	14.4
Commercial Banks	11.7
Metals & Mining	11.3
Oil, Gas & Consumable Fuels	8.2
Computers & Peripherals	6.5
Diversified Telecommunication Services	4.7
Chemicals	4.1
Independent Power Producers & Energy Traders	4.0
Communications Equipment	2.9
Electronic Equipment, Instruments & Components	2.8
Real Estate Management & Development	2.7
Insurance	1.7
Diversified Financial Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Transportation Infrastructure	1.2
Media	0.8
Construction Materials	0.7
Automobiles	0.7
Airlines	0.6
Machinery	0.4
Water Utilities	0.4
Food Products	0.4
Real Estate Investment Trusts	0.3
Capital Markets	0.2
Trading Companies & Distributors	0.1
Semiconductors & Semiconductor Equipment	0.1
Tobacco	0.1
Road & Rail	0.1
Household Durables	0.1
Gas Utilities	0.1
Industrial Conglomerates	0.0 ***
Short Term Investment	9.4
Other Assets & Liabilities	(8.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 19.8%
Banco Bradesco SA Preference Shares ADR (a)	603,639	$7,853,343
BRF SA ADR	191,557	4,158,703
Companhia de Bebidas das Americas Preference Shares ADR	217,007	8,105,212
Gerdau SA ADR	258,152	1,474,048
Itau Unibanco Holding SA Preference Shares ADR	725,257	9,370,320
Petroleo Brasileiro SA ADR	457,751	6,143,018
Ultrapar Participacoes SA ADR (a)	120,170	2,876,870
Vale SA ADR (a)	371,355	4,883,318

		44,864,832

CHINA — 39.4%
Agricultural Bank of China, Ltd. (a)	6,735,000	2,778,627
Baidu, Inc. ADR (a)(b)	76,099	7,193,638
Bank of China, Ltd.	19,512,254	8,024,920
China Construction Bank Corp.	23,347,610	16,525,605
China Life Insurance Co., Ltd.	2,097,000	4,974,608
China Merchants Bank Co., Ltd. (a)	1,105,436	1,847,061
China Petroleum & Chemical Corp.	6,315,174	4,445,499
China Shenhua Energy Co., Ltd.	962,500	2,457,019
China Telecom Corp., Ltd.	3,956,610	1,887,416
Industrial & Commercial Bank of China	23,446,960	14,782,164
PetroChina Co., Ltd.	6,008,171	6,390,559
Ping An Insurance Group Co. of China, Ltd. (a)	527,500	3,550,059
Tencent Holdings, Ltd.	300,400	11,781,531
Want Want China Holdings, Ltd.	1,981,000	2,789,008

		89,427,714

HONG KONG — 12.4%
China Mobile, Ltd.	1,511,000	15,779,458
China Overseas Land & Investment, Ltd. (a)	1,090,560	2,861,255
China Unicom (Hong Kong), Ltd. (a)	1,206,000	1,601,501
CNOOC, Ltd.	4,604,221	7,811,864

		28,054,078

INDIA — 7.2%
HDFC Bank, Ltd. ADR	111,565	4,043,116
ICICI Bank, Ltd. ADR	79,941	3,057,743
Infosys Technologies, Ltd. ADR (a)	138,850	5,719,231
Reliance Industries, Ltd. GDR (c)	125,482	3,612,627

		16,432,717

RUSSIA — 21.0%
Gazprom OAO ADR (b)	1,710,704	11,256,432
Lukoil OAO ADR (d)	1,675	96,564
Lukoil OAO ADR (d)	147,727	8,479,530
MMC Norilsk Nickel OJSC ADR (a)	203,472	2,932,032
Mobile TeleSystems ADR	147,675	2,796,965
NovaTek OAO GDR	38,067	4,549,006
Rosneft Oil Co. GDR (a)	298,758	2,046,492
Sberbank of Russia ADR (b)(d)	14,597	167,574
Sberbank of Russia ADR (a)(b)(d)	728,756	8,300,531
Surgutneftegas OJSC ADR (a)(b)	279,247	2,189,296
Tatneft ADR (b)	65,834	2,391,749
Uralkali OJSC GDR	71,404	2,363,472

		47,569,643

TOTAL COMMON STOCKS —
(Cost $287,307,476)		226,348,984

SHORT TERM INVESTMENTS — 12.5%
UNITED STATES — 12.5%
MONEY MARKET FUNDS — 12.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	26,829,087	26,829,087
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	1,628,814	1,628,814

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,457,901)		28,457,901

TOTAL INVESTMENTS — 112.3%
(Cost $315,765,377)		254,806,885
OTHER ASSETS & LIABILITIES — (12.3)%		(27,881,067)

NET ASSETS — 100.0%		$226,925,818

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.6% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	33.8%
Oil, Gas & Consumable Fuels	28.6
Internet Software & Services	8.4
Wireless Telecommunication Services	8.2
Metals & Mining	4.1
Insurance	3.8
Beverages	3.6
Food Products	3.0
IT Services	2.5
Diversified Telecommunication Services	1.5
Real Estate Management & Development	1.3
Chemicals	1.0
Short Term Investment	12.5
Other Assets & Liabilities	(12.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
CZECH REPUBLIC — 3.2%
CEZ AS	44,803	$1,073,942
Komercni Banka AS	3,049	566,070
Telefonica O2 Czech Republic AS	18,343	252,430
Unipetrol (a)	30,045	258,606

		2,151,048

HUNGARY — 3.5%
Magyar Telekom Telecommunications PLC	148,913	223,444
MOL Hungarian Oil and Gas NyRt (b)	9,252	692,088
OTP Bank NyRt	38,648	811,024
Richter Gedeon NyRt	3,961	593,473

		2,320,029

NETHERLANDS — 0.4%
Yandex NV (a)(b)	9,156	252,980

POLAND — 15.0%
Agora SA	42,084	108,641
Asseco Poland SA	20,390	260,617
Bank Pekao SA	26,016	1,171,417
Bioton SA (a)	1,001,712	9,021
BRE Bank SA	4,774	548,859
Echo Investment SA (a)	124,697	256,405
Getin Holding SA	77,205	64,891
Getin Noble Bank SA (a)	225,938	126,148
Globe Trade Centre SA (a)	50,209	123,588
ING Bank Slaski SA (a)	19,549	555,483
KGHM Polska Miedz SA	31,372	1,139,482
Lubelski Wegiel Bogdanka SA	9,279	281,321
Netia SA (a)	373,546	466,463
Orbis SA	6,212	66,663
Polimex- Mostostal SA (a)	141,709	9,358
Polska Grupa Energetyczna SA	94,979	439,064
Polski Koncern Naftowy Orlen SA (a)	54,940	768,518
Powszechna Kasa Oszczednosci Bank Polski SA	134,284	1,435,007
Powszechny Zaklad Ubezpieczen SA	5,360	659,190
Rovese SA (a)	227,612	106,586
Tauron Polska Energia SA	370,286	479,065
Telekomunikacja Polska SA	289,746	665,363
TVN SA	74,132	222,751

		9,963,901

RUSSIA — 55.1%
Etalon Group, Ltd. GDR (a)(b)	10,590	36,324
Eurasia Drilling Co., Ltd. GDR	4,225	157,719
Evraz PLC	89,268	130,790
Federal Hydrogenerating Co. JSC ADR (a)(c)	144,826	211,446
Federal Hydrogenerating Co. JSC ADR (a)(c)	8,603	12,586
Gazprom Neft JSC ADR (a)	20,251	362,898
Gazprom OAO ADR (a)	1,032,204	6,791,902
Globaltrans Investment PLC GDR	12,491	171,626
Integra Group Holdings GDR (a)	99,331	31,190
LSR Group OJSC GDR	31,202	130,424
Lukoil OAO ADR	91,886	5,274,257
Magnit OJSC GDR (a)(b)	37,151	2,125,037
Mechel OAO ADR (a)	22,518	64,852
MMC Norilsk Nickel OJSC ADR (b)	153,093	2,206,070
Mobile TeleSystems ADR	81,199	1,537,909
Mobile Telesystems OJSC	36,625	291,690
NovaTek OAO GDR	22,565	2,696,518
Novolipetsk Steel OJSC GDR (b)	7,178	94,247
O’Key Group SA GDR (c)	5,816	66,302
O’Key Group SA GDR (c)	1	11
Pharmstandard GDR (a)	7,781	162,390
Phosagro OAO GDR	3,421	41,394
PIK Group GDR (a)	55,828	108,976
Polymetal International PLC	38,170	262,484
Polyus Gold International, Ltd.	218,682	235,138
Rosneft Oil Co. GDR (b)	203,549	1,394,311
Rostelecom ADR	38,036	602,871
Sberbank	1,719,353	4,906,452
Severstal GDR	55,759	355,185
Sistema JSFC GDR	25,189	497,483
Surgutneftegas OJSC ADR (a)(b)	193,267	1,515,213
Tatneft ADR (a)	34,495	1,253,203
TMK OAO GDR	7,041	80,972
United Co. RUSAL PLC (a)	6,000	2,321
Uralkali OJSC GDR	36,557	1,210,037
VimpelCom, Ltd. ADR	64,912	653,015
VTB Bank OJSC GDR (a)(b)	236,301	671,095
X5 Retail Group NV GDR (a)(b)	11,333	205,127

		36,551,465

TURKEY — 21.6%
Akbank TAS	259,497	1,057,113
Anadolu Anonim Turk Sigorta (a)	281,329	180,802
Anadolu Efes Biracilik Ve Malt Sanayii AS	59,397	861,964
Arcelik AS	123,393	815,393
Asya Katilim Bankasi AS (a)	84,658	78,539
BIM Birlesik Magazalar AS	29,602	641,304
Coca-Cola Icecek AS	3,925	112,901
Dogan Sirketler Grubu Holdings AS (a)	289,796	145,690
Dogan Yayin Holding AS (a)	669,241	235,862
Dogus Otomotiv Servis ve Ticaret AS	143,391	726,821
Enka Insaat ve Sanayi AS	139,291	350,132
Eregli Demir ve Celik Fabrikalari TAS	375,518	387,303
Haci Omer Sabanci Holding AS	135,982	715,342
KOC Holding AS	185,420	889,885
Koza Altin Isletmeleri AS	1,803	21,867
Tupras-Turkiye Petrol Rafinerileri AS	25,553	623,777
Turk Hava Yollari Anonim Ortakligi	364,435	1,416,602
Turk Telekomunikasyon AS	45,090	175,270
Turkcell Iletisim Hizmetleri AS (a)	156,687	909,531
Turkiye Garanti Bankasi AS	524,052	2,286,930
Turkiye Halk Bankasi AS	34,487	292,240
Turkiye Is Bankasi (Class C)	220,608	651,722
Ulker Biskuvi Sanayi AS	7,200	52,243
Vestel Elektronik Sanayi (a)	146,622	177,820
Yapi ve Kredi Bankasi AS	244,500	556,301

		14,363,354

TOTAL COMMON STOCKS —
(Cost $97,372,404)		65,602,777

SHORT TERM INVESTMENTS — 8.7%
UNITED STATES — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,528,335	4,528,335

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	1,236,864	$1,236,864

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,765,199)		5,765,199

TOTAL INVESTMENTS — 107.5%
(Cost $103,137,603)		71,367,976
OTHER ASSETS & LIABILITIES — (7.5)%		(4,998,574)

NET ASSETS — 100.0%		$66,369,402

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	32.6%
Commercial Banks	23.6
Metals & Mining	7.3
Wireless Telecommunication Services	5.9
Food & Staples Retailing	4.6
Diversified Telecommunication Services	3.6
Electric Utilities	3.3
Chemicals	2.3
Airlines	2.1
Industrial Conglomerates	2.0
Household Durables	1.7
Beverages	1.5
Insurance	1.3
Pharmaceuticals	1.1
Distributors	1.1
Diversified Financial Services	1.1
Media	0.9
Real Estate Management & Development	0.9
Energy Equipment & Services	0.4
Software	0.4
Internet Software & Services	0.4
Road & Rail	0.3
Building Products	0.2
Hotels, Restaurants & Leisure	0.1
Food Products	0.1
Construction & Engineering	0.0 ***
Biotechnology	0.0 ***
Short Term Investment	8.7
Other Assets & Liabilities	(7.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 54.3%
AES Tiete SA Preference Shares	27,132	$258,909
All America Latina Logistica SA	65,632	281,061
B2W Companhia Global do Varejo (a)	25,847	76,638
Banco Bradesco SA Preference Shares ADR (b)	225,846	2,938,256
Banco do Brasil SA	64,208	643,228
Banco do Brasil SA ADR (b)	24,572	248,177
Banco Santander Brazil SA ADS	68,436	425,672
BM&FBOVESPA SA	218,979	1,225,224
BR Malls Participacoes SA	35,093	317,403
BR Properties SA	18,556	159,600
Bradespar SA Preference Shares	37,751	345,203
Braskem SA Preference Shares ADR (a)(b)	17,186	255,728
BRF — Brasil Foods SA	22,633	496,398
BRF — Brasil Foods SA ADR (b)	42,540	923,543
CCR SA	94,279	755,410
Centrais Eletricas Brasileiras SA	5,177	10,898
Centrais Eletricas Brasileiras SA ADR (b)	37,689	79,901
CETIP SA — Balcao Organizado de Ativos e Derivativos	22,055	228,033
Cia Hering	13,453	190,615
Cielo SA	29,363	744,360
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	16,979	771,865
Companhia de Bebidas das Americas Preference Shares ADR	95,873	3,580,857
Companhia de Saneamento Basico do Estado de Sao Paulo	66,272	693,305
Companhia Energetica de Minas Gerais ADR (b)	79,110	709,617
Companhia Energetica de Sao Paulo Preference Shares	33,329	296,167
Companhia Paranaense de Energia Preference Shares	18,238	228,527
Companhia Siderurgica Nacional SA ADR (b)	101,553	281,302
Cosan SA Industria e Comercio	21,604	423,073
CPFL Energia SA ADR (b)	9,780	178,876
Cyrela Brazil Realty SA	45,269	314,355
Cyrela Commercial Properties SA Empreendimentos e Participacoes	35,279	327,389
Diagnosticos da America SA	21,090	110,460
Duratex SA	80,735	468,538
Empresa Brasileira de Aeronautica SA	64,519	599,029
Fertilizantes Heringer SA (a)	3,402	12,921
Fibria Celulose SA ADR (a)(b)	36,997	410,297
Gafisa SA (a)	31,862	41,539
Gerdau SA ADR	62,390	356,247
Gerdau SA Preference Shares	12,136	69,276
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	20,680	67,122
Hypermarcas SA	32,897	216,380
Investimentos Itau SA	65,731	392,770
Investimentos Itau SA Preference Shares	338,290	1,269,516
Itau Unibanco Holding SA Preference Shares ADR	265,214	3,426,565
Itausa — Investimentos Itau SA, ADR (a)(c)	1,868	11,162
Itausa — Investimentos Itau SA, ADR (a)(c)	9,926	37,744
JBS SA	100,396	294,046
Klabin SA Preference Shares	55,827	280,519
LLX Logistica SA (a)	58,974	26,430
Lojas Americanas SA Preference Shares	115,831	820,080
Lojas Renner SA	20,269	586,769
Metalurgica Gerdau SA Preference Shares	54,188	392,235
MMX Mineracao e Metalicos SA (a)	18,172	12,092
MRV Engenharia e Participacoes SA	2,064	6,036
Multiplan Empreendimentos Imobiliarios SA	8,351	195,785
Natura Cosmeticos SA	25,823	557,596
OGX Petroleo e Gas Participacoes SA (a)	81,758	29,238
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	64,334	24,254
Oi SA	441	878
Oi SA ADR (c)	15,357	30,100
Oi SA ADR (b)(c)	112,028	201,650
Oi SA Preference Shares	4,809	8,534
PDG Realty SA Empreendimentos e Participacoes	118,516	113,202
Petroleo Brasileiro SA ADR (c)	218,470	3,202,770
Petroleo Brasileiro SA ADR (c)	159,014	2,133,968
Souza Cruz SA	65,645	813,932
Telefonica Brasil SA Preference Shares	38,055	868,234
Tim Participacoes SA	23,032	84,348
Tim Participacoes SA ADR	22,069	410,483
Totvs SA	13,207	209,191
Tractebel Energia SA ADR (b)	3,444	54,415
Ultrapar Participacoes SA ADR	44,483	1,064,923
Usinas Siderurgicas de Minas Gerais SA ADR (a)(b)	65,600	221,531
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	18,714	62,943
Vale SA ADR (b)	144,148	1,895,546
Vale SA Preference Shares ADR	220,627	2,682,824
Weg SA	21,066	268,445

		43,452,153

CHILE — 11.3%
Almendral SA	2,294,112	284,301
Antarchile SA	35,484	526,006
Banco de Chile ADR (b)	5,622	489,548
Banco de Credito e Inversiones	8,961	529,589
Banco Santander Chile ADR (b)	6,709	164,035
CAP SA	17,797	396,783
Cencosud SA	179,133	895,762
Compania General de Electricidad SA	101,459	631,681
Empresa Nacional de Electricidad SA ADR (b)	16,279	719,043
Empresas CMPC SA	194,117	601,214
Empresas COPEC SA	67,164	882,785
Enersis SA ADR	50,762	830,466
Latam Airlines Group SA, ADR (b)	33,405	564,211

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SACI Falabella	116,015	$1,261,170
Sociedad Quimica y Minera de Chile SA ADR	6,273	253,429

		9,030,023

COLOMBIA — 5.3%
Almacenes Exito SA	22,106	366,287
Banco Davivienda SA Preference Shares	12,711	152,433
Banco de Bogota SA	3,711	132,587
BanColombia SA ADR	13,549	765,519
Celsia SA ESP	23,195	58,250
Corp Financiera Colombiana SA	7,144	133,170
Ecopetrol SA, ADR (b)	20,327	854,954
Grupo Argos SA	32,563	323,733
Grupo Aval Acciones y Valores	69,584	48,822
Grupo Aval Acciones y Valores Preference Shares	474,536	337,857
Grupo de Inversiones Suramericana SA	23,719	459,335
Grupo Nutresa SA	26,680	331,281
Interconexion Electrica SA ESP	33,864	132,738
Isagen SA ESP (a)	74,223	98,964

		4,195,930

MEXICO — 25.4%
Alfa SAB de CV (Class A)	445,636	1,068,772
America Movil SAB de CV (b)	5,097,003	5,529,056
Cemex SAB de CV (a)(b)	1,166,681	1,232,436
Corporacion GEO SAB de CV (a)(b)	84,455	35,984
Desarrolladora Homex SAB de CV (a)	41,621	26,073
Empresas ICA SAB de CV (a)(b)	75,701	142,210
Fomento Economico Mexicano SAB de CV	201,097	2,073,518
Grupo Aeroportuario del Sureste SAB de CV (b)	40,099	444,000
Grupo Bimbo SAB de CV (b)	332,642	1,002,330
Grupo Carso SA de CV (b)	98,108	460,117
Grupo Elektra SA de CV	6,773	223,039
Grupo Financiero Banorte SAB de CV	216,089	1,272,727
Grupo Financiero Inbursa SA (b)	318,931	700,746
Grupo Mexico SAB de CV	332,290	956,116
Grupo Televisa SA de CV (Series CPO)	194,106	964,879
Grupo Televisa SA de CV ADR	1,553	38,577
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	245,688	579,993
Industrias Penoles SA de CV	11,931	358,722
Inmuebles Carso SAB de CV (a)	132,931	117,359
Kimberly-Clark de Mexico SAB de CV	276,438	888,576
Minera Frisco SAB de CV (a)(b)	100,849	299,005
TV Azteca SAB de CV	441,154	233,348
Urbi Desarrollos Urbanos SA de CV (a)(b)	102,143	18,585
Wal-Mart de Mexico SAB de CV	595,004	1,666,359

		20,332,527

PANAMA — 0.0% (d)
Avianca Taca Holding SA Preference Shares	11,412	24,434

PERU — 3.1%
Compania de Minas Buenaventura SA ADR	27,288	402,771
Compania Minera Milpo SA	135,212	62,211
Credicorp, Ltd.	8,592	1,099,432
Minsur SA	318,199	148,691
Southern Copper Corp. (b)	21,848	603,442
Volcan Compania Minera SAA (Class B)	381,568	178,303

		2,494,850

TOTAL COMMON STOCKS —
(Cost $111,579,819)		79,529,917

SHORT TERM INVESTMENTS — 14.7%
UNITED STATES — 14.7%
MONEY MARKET FUNDS — 14.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,520,638	10,520,638
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	1,290,312	1,290,312

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,810,950)		11,810,950

TOTAL INVESTMENTS — 114.1%
(Cost $123,390,769)		91,340,867
OTHER ASSETS & LIABILITIES — (14.1)%		(11,299,869)

NET ASSETS — 100.0%		$80,040,998

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	18.9%
Metals & Mining	12.3
Oil, Gas & Consumable Fuels	10.7
Wireless Telecommunication Services	7.9
Beverages	7.1
Food & Staples Retailing	4.6
Food Products	3.9
Electric Utilities	3.7
Multiline Retail	3.3
Industrial Conglomerates	2.6
Diversified Financial Services	2.4
Construction Materials	1.9
Paper & Forest Products	1.8
Independent Power Producers & Energy Traders	1.7
Media	1.5
Transportation Infrastructure	1.5
Diversified Telecommunication Services	1.4
Real Estate Management & Development	1.2
Household Products	1.1
Tobacco	1.0
Personal Products	1.0
IT Services	0.9
Construction & Engineering	0.9
Water Utilities	0.9
Airlines	0.8
Aerospace & Defense	0.8
Household Durables	0.6
Chemicals	0.6
Specialty Retail	0.5
Road & Rail	0.4
Containers & Packaging	0.4
Machinery	0.3
Capital Markets	0.3
Software	0.3
Health Care Providers & Services	0.1
Internet & Catalog Retail	0.1
Short Term Investment	14.7
Other Assets & Liabilities	(14.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
EGYPT — 3.8%
Arab Cotton Ginning	38,718	$13,404
Commercial International Bank Egypt SAE	117,000	479,544
Eastern Tobacco	21,207	290,007
Egyptian Financial Group-Hermes Holding (a)	88,888	93,202
Egyptian Kuwait Holding Co.	134,732	94,312
ElSwedy Electric Co.	20,659	51,652
Ezz Steel	54,707	60,402
Juhayna Food Industries	78,495	103,552
Maridive & Oil Services SAE (a)	40,352	36,317
Orascom Construction Industries (a)	23,301	801,137
Orascom Telecom Holding SAE GDR (a)	14,194	39,885
Palm Hills Developments SAE (a)	104,083	24,021
Sidi Kerir Petrochemicals Co.	60,744	108,605
Six of October Development & Investment Co. (a)	25,493	53,533
Talaat Moustafa Group (a)	284,714	163,057
Telecom Egypt	99,065	162,724

		2,575,354

MOROCCO — 3.0%
Attijariwafa Bank	21,029	805,619
Banque Centrale Populaire	16,213	361,798
Banque Marocaine du Commerce Exterieur	17,053	398,474
Banque Marocaine pour le Commerce et l’Industrie SA	1,963	180,953
Douja Promotion Groupe Addoha SA	15,979	89,424
Maroc Telecom	20,789	240,457

		2,076,725

SOUTH AFRICA — 93.3%
ABSA Group, Ltd.	53,152	795,096
Acucap Properties, Ltd.	23,972	115,427
Adcock Ingram Holdings, Ltd. (b)	38,177	249,970
Adcorp Holdings, Ltd.	12,379	36,936
AECI, Ltd.	32,741	377,634
Afgri, Ltd.	86,217	36,042
African Bank Investments, Ltd. (b)	171,532	281,993
African Oxygen, Ltd.	23,363	49,422
African Rainbow Minerals, Ltd.	21,591	325,718
Allied Electronics Corp., Ltd. Preference Shares	48,051	90,030
Allied Technologies, Ltd. (a)	11,499	52,843
Anglo Platinum, Ltd. (a)(b)	11,077	329,168
AngloGold Ashanti, Ltd.	81,290	1,146,242
Aquarius Platinum, Ltd. (a)(b)	83,082	49,774
ArcelorMittal South Africa, Ltd. (a)	29,899	96,378
Aspen Pharmacare Holdings, Ltd. (a)	66,127	1,512,557
Assore, Ltd. (b)	11,622	374,631
Astral Foods, Ltd. (b)	9,478	85,775
Aveng, Ltd.	87,518	263,598
AVI, Ltd.	58,283	349,033
Barloworld, Ltd.	50,303	412,976
Basil Read Holdings, Ltd.	31,780	25,482
Bidvest Group, Ltd.	63,453	1,565,679
Blue Label Telecoms, Ltd.	56,628	44,779
Brait SE (a)(b)	84,654	353,038
Business Connexion Group, Ltd.	65,997	33,241
Capital Property Fund	393,017	421,237
Cashbuild, Ltd.	3,100	41,532
Cipla Medpro South Africa, Ltd.	87,934	87,959
City Lodge Hotels, Ltd.	5,810	70,231
Clicks Group, Ltd. (b)	69,103	386,195
Clover Industries, Ltd.	23,700	39,750
Coronation Fund Managers, Ltd.	44,153	279,092
DataTec, Ltd.	64,670	358,880
Discovery Holdings, Ltd.	80,368	680,528
DRDGOLD, Ltd.	106,653	56,726
Emira Property Fund	50,096	75,493
Eqstra Holdings, Ltd.	86,767	53,054
Exxaro Resources, Ltd. (b)	40,301	591,005
Famous Brands, Ltd.	9,700	92,816
FirstRand, Ltd.	509,757	1,485,542
Fountainhead Property Trust	389,057	313,528
Gold Fields, Ltd.	163,757	837,491
Grindrod, Ltd.	110,436	233,616
Group Five, Ltd.	24,095	89,077
Growthpoint Properties, Ltd.	278,521	740,407
Harmony Gold Mining Co., Ltd.	83,513	300,748
Hudaco Industries, Ltd.	5,467	49,839
Hyprop Investments, Ltd.	52,682	413,933
Illovo Sugar, Ltd.	44,277	141,833
Impala Platinum Holdings, Ltd.	113,435	1,062,682
Imperial Holdings, Ltd.	42,121	890,434
Investec, Ltd.	38,657	249,180
JD Group, Ltd. (b)	32,247	100,699
JSE, Ltd.	17,184	122,901
Kumba Iron Ore, Ltd. (b)	17,846	828,015
Lewis Group, Ltd. (b)	19,507	123,795
Liberty Holdings, Ltd.	24,151	291,791
Life Healthcare Group Holdings, Ltd.	184,069	695,321
Massmart Holdings, Ltd.	20,703	373,927
Medi-Clinic Corp., Ltd.	81,818	565,882
Merafe Resources, Ltd. (a)	362,770	25,946
MMI Holdings, Ltd.	274,513	613,058
Mondi, Ltd.	28,792	363,380
Mpact, Ltd.	39,730	93,250
Mr. Price Group, Ltd.	60,539	821,440
MTN Group, Ltd.	340,291	6,307,271
Murray & Roberts Holdings, Ltd. (a)	93,244	236,041
Nampak, Ltd.	130,929	433,256
Naspers, Ltd.	90,140	6,628,475
Nedbank Group, Ltd. (b)	51,321	907,444
Netcare, Ltd.	284,580	660,481
Northam Platinum, Ltd. (a)	78,934	254,441
Oceana Group, Ltd.	3,500	29,686
Omnia Holdings, Ltd.	10,945	202,181
Petmin, Ltd.	124,340	25,802
Pick n Pay Stores, Ltd. (b)	73,616	293,806
Pick’ n Pay Holdings, Ltd. (b)	52,710	95,839
Pioneer Foods, Ltd.	20,054	162,114
PPC, Ltd.	124,990	375,076
Raubex Group, Ltd.	29,816	65,476
Redefine Properties, Ltd.	579,113	611,945
Remgro, Ltd.	107,598	2,058,812
Resilient Property Income Fund, Ltd.	51,121	276,739
Reunert, Ltd.	38,875	270,205
RMB Holdings, Ltd.	143,502	569,544

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

RMI Holdings	175,801	$446,267
SA Corporate Real Estate Fund	423,908	168,245
Sanlam, Ltd.	417,279	1,933,560
Sappi, Ltd. (a)	122,247	300,470
Sasol, Ltd.	111,148	4,831,655
Shoprite Holdings, Ltd.	78,533	1,467,470
Sibanye Gold, Ltd. (a)	178,824	127,896
Standard Bank Group, Ltd.	292,228	3,281,648
Steinhoff International Holdings, Ltd. (a)(b)	337,181	832,831
Sun International, Ltd.	18,211	175,392
Super Group, Ltd. (a)	65,083	151,772
Telkom SA, Ltd. (a)	47,856	80,024
The Foschini Group, Ltd. (b)	42,498	422,745
The Spar Group, Ltd.	39,015	471,574
Tiger Brands, Ltd. (b)	39,065	1,164,410
Times Media Group, Ltd. (a)	2,996	5,734
Tongaat Hulett, Ltd.	19,261	243,498
Truworths International, Ltd. (b)	97,464	853,664
Tsogo Sun Holdings, Ltd.	45,558	121,063
Village Main Reef, Ltd.	108,392	4,913
Vodacom Group, Ltd. (b)	59,008	624,247
Wilson Bayly Holmes-Ovcon, Ltd.	17,897	277,617
Woolworths Holdings, Ltd.	175,518	1,138,802

		63,705,806

TOTAL COMMON STOCKS —
(Cost $82,887,206)		68,357,885

SHORT TERM INVESTMENTS — 6.2%
UNITED STATES — 6.2%
MONEY MARKET FUNDS — 6.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,980,311	3,980,311
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	253,116	253,116

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,233,427)		4,233,427

TOTAL INVESTMENTS — 106.3%
(Cost $87,120,633)		72,591,312
OTHER ASSETS & LIABILITIES — (6.3)%		(4,284,295)

NET ASSETS — 100.0%		$68,307,017

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	10.6%
Wireless Telecommunication Services	10.3
Media	9.7
Metals & Mining	8.7
Oil, Gas & Consumable Fuels	8.0
Diversified Financial Services	6.6
Insurance	5.8
Food & Staples Retailing	4.5
Real Estate Management & Development	4.1
Specialty Retail	3.7
Food Products	3.5
Industrial Conglomerates	2.8
Health Care Providers & Services	2.8
Pharmaceuticals	2.7
Construction & Engineering	2.5
Multiline Retail	1.7
Capital Markets	1.5
Distributors	1.3
Household Durables	1.2
Chemicals	1.2
Real Estate Investment Trusts	0.9
Paper & Forest Products	0.9
Trading Companies & Distributors	0.8
Containers & Packaging	0.7
Hotels, Restaurants & Leisure	0.7
Diversified Telecommunication Services	0.6
Construction Materials	0.6
Electronic Equipment, Instruments & Components	0.5
Tobacco	0.4
Marine	0.3
Electrical Equipment	0.1
Commercial Services & Supplies	0.1
Professional Services	0.1
Energy Equipment & Services	0.1
IT Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investment	6.2
Other Assets & Liabilities	(6.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 7.0%
Abacus Property Group	360,778	$749,641
Alumina, Ltd. (a)(b)	279,352	251,869
Amcor, Ltd.	62,866	583,500
AMP, Ltd.	117,916	458,721
Ansell, Ltd. (b)	51,364	828,893
APA Group (b)	67,931	372,462
Aristocrat Leisure, Ltd. (b)	104,724	410,277
Australia & New Zealand Banking Group, Ltd.	89,322	2,336,727
BHP Billiton, Ltd.	141,340	4,058,513
Billabong International, Ltd. (a)(b)	74,506	10,230
BlueScope Steel, Ltd. (a)	29,342	125,428
Brambles, Ltd.	99,637	851,834
Bunnings Warehouse Property Trust (b)	135,282	278,618
Commonwealth Bank of Australia	61,337	3,884,100
Computershare, Ltd.	57,868	543,997
CSL, Ltd.	29,116	1,641,189
CSR, Ltd. (b)	99,572	203,249
DUET Group (b)	529,041	973,358
Envestra, Ltd.	431	393
GWA International, Ltd. (b)	232,912	511,671
Harvey Norman Holdings, Ltd. (b)	173,403	404,747
Hills Industries, Ltd.	199,217	184,177
Insurance Australia Group, Ltd.	132,067	657,628
Lend Lease Group	79,347	606,463
Macquarie Group, Ltd.	20,306	778,242
National Australia Bank, Ltd.	71,866	1,952,426
Newcrest Mining, Ltd.	33,358	301,373
Origin Energy, Ltd.	67,865	780,851
OZ Minerals, Ltd.	35,168	131,983
Perpetual, Ltd.	15,517	502,804
QBE Insurance Group, Ltd.	45,790	632,481
Rio Tinto, Ltd.	21,359	1,023,884
Santos, Ltd.	53,066	608,632
Shopping Centres Australasia Property Group (b)	13,324	19,392
Sonic Healthcare, Ltd.	53,595	726,552
Suncorp Group, Ltd.	88,203	962,381
Sydney Airport	188,218	582,325
Tatts Group, Ltd.	261,548	758,923
Toll Holdings, Ltd.	58,938	287,008
Treasury Wine Estates, Ltd.	38,135	203,158
Wesfarmers, Ltd.	58,360	2,115,426
Westfield Group	69,940	732,384
Westfield Retail Trust	59,561	169,009
Westpac Banking Corp.	99,861	2,639,857
Woodside Petroleum, Ltd.	31,822	1,019,781
Woolworths, Ltd.	68,489	2,056,906
WorleyParsons, Ltd.	17,159	306,120

		40,219,583

AUSTRIA — 0.2%
Erste Group Bank AG	11,384	303,422
OMV AG	12,137	547,437
Voestalpine AG	12,858	453,436

		1,304,295

BELGIUM — 1.1%
Ageas	16,024	561,856
Anheuser-Busch InBev NV	30,692	2,728,417
Bekaert NV	3,402	108,076
Delhaize Group (b)	8,715	537,976
Gimv NV	10,008	487,703
KBC Groep NV	9,311	346,203
UCB SA	11,706	629,716
Umicore	17,049	707,605

		6,107,552

CANADA — 8.9%
AGF Management, Ltd. (b)	22,974	243,688
Agnico-Eagle Mines, Ltd.	9,698	266,593
Agrium, Inc.	12,983	1,122,129
ARC Resources, Ltd. (b)	12,872	335,908
Bank of Montreal (b)	20,813	1,203,463
Bank of Nova Scotia (b)	41,324	2,202,223
Barrick Gold Corp.	41,591	654,449
BCE, Inc. (b)	9,456	386,504
Bombardier, Inc. (Class B)	102,258	453,640
Brookfield Asset Management, Inc. (Class A)	25,045	897,390
Cameco Corp. (b)	27,384	563,540
Canadian Imperial Bank of Commerce (b)	15,342	1,085,480
Canadian National Railway Co.	23,883	2,318,232
Canadian Natural Resources, Ltd.	52,324	1,470,597
Canadian Oil Sands, Ltd.	23,889	440,892
Canadian Pacific Railway, Ltd. (b)	12,280	1,484,495
Canadian Western Bank (b)	29,083	765,567
Cenovus Energy, Inc.	26,523	754,244
CGI Group, Inc. (Class A) (a)	28,774	840,077
Crescent Point Energy Corp. (b)	24,550	830,085
Eldorado Gold Corp.	22,772	140,524
Enbridge, Inc.	30,512	1,278,673
EnCana Corp. (b)	32,545	548,818
Fairfax Financial Holdings, Ltd.	1,477	579,025
First Quantum Minerals, Ltd.	30,159	445,974
Fortis, Inc. (b)	8,605	262,567
Gildan Activewear, Inc.	17,278	698,523
Goldcorp, Inc.	34,611	856,950
Husky Energy, Inc. (b)	23,862	633,787
IAMGOLD Corp.	29,132	122,056
Imperial Oil, Ltd.	20,779	790,821
Intact Financial Corp.	4,866	273,293
Kinross Gold Corp.	37,850	193,385
Lululemon Athletica, Inc. (a)(b)	3,746	245,438
Magna International, Inc. (Class A)	19,528	1,385,721
Manulife Financial Corp. (b)	71,673	1,143,425
National Bank of Canada	6,453	459,011
New Gold, Inc. (a)	20,613	133,063
Nordion, Inc.	38,074	280,787
Pacific Rubiales Energy Corp. (b)	12,046	210,901
Pembina Pipeline Corp. (b)	10,617	323,859
Penn West Petroleum, Ltd. (b)	17,615	185,342
Potash Corp. of Saskatchewan, Inc.	43,411	1,650,931
Power Corp. of Canada (b)	12,872	344,327
Power Financial Corp. (b)	10,721	310,771
Research In Motion, Ltd. (a)(b)	22,293	234,140
Richelieu Hardware, Ltd.	26,673	1,034,355
Rogers Communications, Inc. (Class B) (b)	25,957	1,013,724
Royal Bank of Canada (b)	54,827	3,184,794

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Russel Metals, Inc. (b)	25,121	$566,023
Shaw Communications, Inc. (Class B) (b)	28,109	672,516
Sherritt International Corp.	56,166	207,638
Shoppers Drug Mart Corp. (b)	9,456	434,907
Silver Wheaton Corp.	13,760	268,822
SNC-Lavalin Group, Inc.	6,866	289,167
Sun Life Financial, Inc. (b)	26,647	786,818
Suncor Energy, Inc.	75,070	2,205,953
Talisman Energy, Inc.	59,362	675,240
Teck Resources, Ltd. (Class B) (b)	27,686	589,700
TELUS Corp.	25,694	747,719
The Toronto-Dominion Bank	33,929	2,716,700
Thomson Reuters Corp. (b)	14,613	475,395
Tim Hortons, Inc.	7,307	393,973
TMX Group, Ltd.	1,692	73,906
TransCanada Corp. (b)	30,576	1,312,367
Turquoise Hill Resources, Ltd. (a)(b)	16,772	99,206
Valeant Pharmaceuticals International, Inc. (a)	11,609	997,871
Yamana Gold, Inc. (b)	46,354	440,713

		51,238,815

CHINA — 0.5%
Chong Hing Bank, Ltd.	232,000	640,095
Dah Sing Banking Group, Ltd.	457,527	540,915
Dah Sing Financial Holdings, Ltd.	50,885	204,357
Hongkong Land Holdings, Ltd.	117,000	803,790
Sino Land Co., Ltd.	257,226	362,143
Transport International Holdings, Ltd.	224,800	474,737

		3,026,037

DENMARK — 1.3%
A P Moller — Maersk A/S	114	815,343
Danske Bank A/S (a)	34,546	590,000
DSV A/S	31,515	767,259
FLSmidth & Co. A/S (b)	8,098	368,197
GN Store Nord A/S	50,940	961,425
Novo Nordisk A/S (Class B)	19,197	2,987,534
SimCorp A/S	22,780	674,887
Vestas Wind Systems A/S (a)	11,042	156,639

		7,321,284

FINLAND — 1.1%
Amer Sports Oyj (Class A)	4,646	85,514
Elisa Oyj (b)	19,119	373,026
Fortum Oyj	15,481	289,771
Kemira Oyj	25,346	383,162
Kesko Oyj (Class B)	2,590	71,911
Kone Oyj (Class B)	2,559	203,071
Konecranes Oyj (b)	2,379	67,753
Lassila & Tikanoja Oyj (a)	25,499	444,141
Metso Oyj	11,855	402,502
Neste Oil Oyj (b)	20,102	293,696
Nokia Oyj (a)(b)	149,334	552,442
Pohjola Bank PLC	31,420	461,098
Sampo Oyj (Class A)	21,006	817,501
Sanoma Oyj (b)	21,141	163,369
Stockmann Oyj Abp (Class B) (b)	13,548	199,877
Stora Enso Oyj	41,211	275,876
Tikkurila Oyj	6,339	142,959
UPM-Kymmene Oyj (b)	30,012	293,753
Wartsila Oyj (b)	8,432	366,404
YIT Oyj (b)	18,635	319,497

		6,207,323

FRANCE — 7.2%
Accor SA	11,720	411,857
Air Liquide SA (b)	10,263	1,265,599
Alcatel-Lucent (a)(b)	136,947	249,749
Alstom SA (b)	10,590	346,338
AXA SA	68,950	1,352,883
BNP Paribas	35,203	1,920,717
Bourbon SA (b)	11,359	294,340
Bouygues SA	12,977	330,784
Cap Gemini SA	9,805	476,027
Carrefour SA (b)	28,251	775,937
Casino Guichard-Perrachon SA	5,585	522,478
CGG (a)	14,997	331,200
Compagnie de Saint-Gobain (b)	21,128	854,106
Compagnie Generale des Etablissements Michelin (b)	10,026	895,318
Credit Agricole SA (a)	13,779	118,264
Danone	27,626	2,070,549
Edenred (b)	11,720	358,004
EDF SA (b)	10,484	243,049
Essilor International SA (b)	14,019	1,489,514
France Telecom SA	71,682	677,202
GDF Suez	55,993	1,095,012
Hermes International	3,052	983,851
Hi-Media SA (a)	80,578	174,915
Kering	4,655	944,832
L’Oreal SA	3,388	555,991
Lafarge SA	8,040	493,695
Lagardere SCA	10,671	296,833
LVMH Moet Hennessy Louis Vuitton SA	8,560	1,385,275
Nexans SA	5,830	276,185
Pernod — Ricard SA	10,820	1,198,144
Peugeot SA (a)(b)	13,475	110,785
Publicis Groupe SA (b)	13,758	978,218
Renault SA	9,401	631,768
Sanofi	41,303	4,274,612
Schneider Electric SA	23,198	1,680,477
Sechilienne-Sidec SA	12,863	241,269
Societe de la Tour Eiffel	3,796	223,570
Societe Generale	25,565	877,289
Sodexo	7,956	661,862
Technip SA	7,125	722,484
Total SA	86,534	4,218,606
Unibail-Rodamco SE	3,361	782,014
Valeo SA (b)	10,018	628,762
Vallourec SA	7,408	374,338
Veolia Environnement SA (b)	28,330	321,885
Vinci SA	23,184	1,161,882
Vivendi SA	43,327	819,435

		41,097,904

GERMANY — 7.0%
Adidas AG	13,308	1,438,188
Allianz SE	17,964	2,621,093
BASF SE	34,931	3,116,147
Bayer AG	32,113	3,419,927
Bayerische Motoren Werke AG	15,110	1,319,464

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Bilfinger SE	7,194	$661,591
Commerzbank AG (a)	17,884	155,705
Daimler AG	41,211	2,490,113
Deutsche Bank AG	35,351	1,477,553
Deutsche Boerse AG	9,348	614,476
Deutsche Post AG	40,913	1,015,486
Deutsche Telekom AG	115,958	1,351,125
E.ON AG	69,762	1,143,476
Fresenius Medical Care AG & Co. KGaA	11,954	847,309
Fresenius SE	8,072	993,734
GEA Group AG	23,196	821,020
Henkel AG & Co. KGaA Preference Shares	6,802	638,804
Hochtief AG	5,952	388,615
Infineon Technologies AG	80,546	673,206
K+S AG	9,169	338,540
Lanxess AG	3,177	191,119
Linde AG	6,231	1,161,043
MAN SE	3,250	354,436
Merck KGaA	5,545	843,657
Muenchener Rueckversicherungs- Gesellschaft AG	8,959	1,646,652
Porsche Automobil Holding SE Preference Shares	9,003	696,067
Puma AG Rudolf Dassler Sport	1,364	383,410
Rheinmetall AG	1,483	69,020
RWE AG	18,621	593,494
Salzgitter AG	3,526	115,980
SAP AG	37,985	2,777,825
Siemens AG	33,393	3,370,465
ThyssenKrupp AG (a)	17,853	350,298
Volkswagen AG	1,426	277,574
Volkswagen AG Preference Shares	5,820	1,176,755
Wincor Nixdorf AG	7,701	417,022

		39,950,389

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	74,149	283,620
National Bank of Greece SA ADR (b)	4,409	15,211

		298,831

HONG KONG — 2.3%
Bank of East Asia, Ltd. (b)	186,484	671,995
CLP Holdings, Ltd.	110,500	893,961
Esprit Holdings, Ltd. (b)	156,919	233,871
Hang Lung Group, Ltd.	118,000	634,396
Hang Lung Properties, Ltd.	222,000	774,217
Hong Kong Exchanges and Clearing, Ltd. (b)	69,871	1,054,864
Hopewell Holdings	118,500	394,931
Hysan Development Co., Ltd.	233,841	1,014,491
Li & Fung, Ltd. (b)	456,000	626,707
New World Development Co., Ltd.	576,993	798,946
Pacific Basin Shipping, Ltd. (b)	572,000	325,220
Sands China, Ltd.	87,600	412,795
Sun Hung Kai Properties, Ltd.	106,173	1,370,222
Swire Pacific, Ltd.	61,000	738,479
The Link REIT	293,505	1,443,619
Wheelock & Co., Ltd.	227,000	1,138,461
Wing Hang Bank, Ltd. (b)	57,124	512,959

		13,040,134

IRELAND — 0.6%
CRH PLC	37,608	760,158
DCC PLC	16,735	652,317
Grafton Group PLC	82,518	575,884
Irish Bank Resolution Corp., Ltd. (a)(c)	5,635	0
Kingspan Group PLC	51,315	682,359
United Drug PLC (d)	87,298	410,455
United Drug PLC (d)	21,048	98,963

		3,180,136

ISRAEL — 0.5%
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	6,659	309,138
Shufersal, Ltd.	79,938	283,489
Strauss Group, Ltd.	26,371	402,844
Teva Pharmaceutical Industries, Ltd. ADR	44,074	1,727,701

		2,723,172

ITALY — 1.5%
Assicurazioni Generali SpA	19,261	335,988
Atlantia SpA (b)	27,699	451,137
Banca Piccolo Credito Valtellinese Scarl	51,988	60,616
Banca Popolare dell’Etruria e del Lazio (a)	16,769	15,149
Banca Popolare di Milano Scarl (a)	210,814	84,154
Banco Popolare Societa Cooperativa (a)	120,249	141,378
Davide Campari-Milano SpA	129,109	933,931
Enel SpA	151,706	475,240
ENI SpA	90,067	1,847,420
Falck Renewables SpA	221,800	237,565
Fiat Industrial SpA	38,930	433,416
Fiat SpA (a)	45,765	319,448
Finmeccanica SpA (a)	26,637	133,233
Intesa Sanpaolo SpA	411,689	658,750
Pirelli & C. SpA (b)	62,653	724,404
Saipem SpA	13,920	225,993
Societa Cattolica di Assicurazioni Scrl	15,672	319,828
Telecom Italia SpA	442,437	307,104
UniCredit SpA	178,385	834,281

		8,539,035

JAPAN — 20.8%
Advantest Corp. (b)	22,300	366,372
Aeon Co., Ltd. (b)	45,420	595,327
Aoyama Trading Co., Ltd.	34,400	912,508
Asahi Breweries, Ltd. (b)	44,736	1,108,323
Asahi Kasei Corp.	113,550	749,875
Astellas Pharma, Inc.	22,710	1,232,264
Atom Corp.	37,100	214,380
Bridgestone Corp. (b)	34,065	1,159,105
Canon, Inc. (b)	45,216	1,472,530
Casio Computer Co., Ltd. (b)	57,000	501,515
Central Japan Railway Co.	11,400	1,392,077
Chubu Electric Power Co., Inc.	34,065	482,160
Chugai Pharmaceutical Co., Ltd.	22,980	475,632
Chuo Mitsui Trust Holdings, Inc.	239,550	1,116,541

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Colowide Co., Ltd. (b)	53,000	$500,468
Credit Saison Co., Ltd.	34,400	861,948
Daiichi Sankyo Co., Ltd.	34,065	567,893
Daikin Industries, Ltd.	22,710	916,767
Daito Trust Construction Co., Ltd.	11,355	1,068,800
Daiwa Securities Group, Inc.	113,550	952,204
DeNA Co., Ltd. (b)	7,200	141,195
Denso Corp.	22,710	1,066,514
East Japan Railway Co.	11,500	892,586
Eisai Co., Ltd. (b)	11,451	466,294
FANUC Corp.	9,955	1,441,112
Fast Retailing Co., Ltd.	1,000	336,739
Foster Electric Co., Ltd. (b)	13,000	213,188
FUJIFILM Holdings Corp.	22,710	499,535
Fujitsu, Ltd.	117,513	485,029
Fukuoka Financial Group, Inc.	113,550	482,389
Furukawa Electric Co., Ltd. (b)	112,550	260,598
Hankyu Hanshin Holdings, Inc.	114,513	651,330
Hankyu REIT, Inc.	32	159,138
Heiwa Real Estate REIT, Inc. (b)	323	225,663
Hitachi, Ltd.	222,475	1,426,653
Honda Motor Co., Ltd.	56,375	2,091,326
Hoya Corp.	33,406	689,071
Ibiden Co., Ltd.	11,800	183,768
Ichigo Real Estate Investment Corp.	449	287,024
Industrial & Infrastructure Fund Investment Corp.	20	194,292
Isuzu Motors, Ltd.	120,000	820,255
ITOCHU Corp.	113,550	1,308,851
Japan Digital Laboratory Co., Ltd.	68,320	693,276
Japan Hotel REIT Investment Corp.	783	295,591
Japan Tobacco, Inc.	44,800	1,580,752
JFE Holdings, Inc.	22,710	497,706
JSR Corp.	22,800	460,430
JX Holdings, Inc.	227,700	1,102,569
Kajima Corp.	220,475	730,219
KDDI Corp.	22,800	1,184,356
Kinki Nippon Tourist Co., Ltd. (a)(b)	141,000	181,688
Kintetsu Corp. (b)	221,101	970,454
Kirin Holdings Co., Ltd. (b)	7,000	109,508
Kiyo Holdings, Inc.	340,651	445,811
Komatsu, Ltd.	45,120	1,041,528
Konica Minolta Holdings, Inc.	56,775	428,092
Kubota Corp.	109,550	1,596,903
Kurita Water Industries, Ltd.	12,110	256,134
Kyocera Corp.	11,355	1,154,533
Kyodo Shiryo Co., Ltd.	184,000	198,198
Kyoritsu Maintenance Co., Ltd.	9,300	327,211
Marubeni Corp.	115,550	771,225
Matsuya Co., Ltd. (a)(b)	20,600	250,721
Medipal Holdings Corp.	34,599	468,124
Meiko Network Japan Co., Ltd.	20,500	268,490
MID Reit, Inc.	87	194,083
Milbon Co., Ltd.	7,400	260,734
MISUMI Group, Inc.	34,257	940,442
Mitsubishi Corp.	67,538	1,155,152
Mitsubishi Electric Corp.	113,550	1,061,941
Mitsubishi Estate Co., Ltd.	50,925	1,353,933
Mitsubishi Heavy Industries, Ltd.	227,101	1,259,704
Mitsubishi Motors Corp. (a)(b)	339,613	464,966
Mitsubishi UFJ Financial Group, Inc.	440,724	2,715,288
Mitsui & Co., Ltd.	101,326	1,270,974
Mitsui Chemicals, Inc. (b)	113,550	256,055
Mitsui Fudosan Co., Ltd.	33,000	969,054
Mitsui OSK Lines, Ltd. (a)	110,550	430,693
Mizuho Financial Group, Inc.	555,600	1,152,198
MS&AD Insurance Group Holdings, Inc.	22,999	583,918
Murata Manufacturing Co., Ltd.	11,400	866,462
NGK Insulators, Ltd.	3,000	37,147
Nidec Corp. (b)	11,400	794,161
Nikon Corp.	22,400	521,806
Nintendo Co., Ltd.	300	35,335
Nippon Steel Corp.	374,101	1,009,303
Nippon Suisan Kaisha, Ltd. (a)	181,800	356,883
Nippon Telegraph & Telephone Corp.	11,700	605,406
Nippon Yusen K.K. (b)	113,550	300,636
Nissan Motor Co., Ltd.	90,741	918,052
Nitto Denko Corp.	22,000	1,412,996
NKSJ Holdings, Inc.	23,400	557,115
Nomura Holdings, Inc.	146,885	1,080,917
NTT Data Corp.	115	407,510
NTT DoCoMo, Inc.	789	1,223,989
Obayashi Corp.	113,550	588,697
Olympus Corp. (a)	12,200	370,292
ORIX Corp.	45,300	617,924
Panasonic Corp. (a)	91,050	730,527
Resona Holdings, Inc.	34,100	165,806
Ringer Hut Co., Ltd. (b)	23,600	320,733
Riso Kyoiku Co., Ltd. (b)	3,709	325,590
Rohm Co., Ltd.	11,400	459,053
Rohto Pharmaceutical Co., Ltd.	7,701	109,233
Sanrio Co., Ltd. (b)	3,900	181,190
Secom Co., Ltd.	11,548	627,767
Sekisui House SI Investment Co.	33	156,637
Seven & I Holdings Co., Ltd.	44,928	1,639,543
Sharp Corp. (a)(b)	8,000	32,214
Shimizu Corp.	114,513	459,966
Shin-Etsu Chemical Co., Ltd.	22,517	1,491,537
Softbank Corp.	44,736	2,607,555
Sony Corp. (b)	45,120	943,870
Stanley Electric Co., Ltd.	22,273	433,195
Sumitomo Chemical Co., Ltd.	113,550	356,648
Sumitomo Corp.	67,975	846,480
Sumitomo Electric Industries, Ltd.	45,120	538,706
Sumitomo Metal Mining Co., Ltd.	5,000	55,670
Sumitomo Mitsui Financial Group, Inc.	34,100	1,561,937
Sumitomo Realty & Development Co., Ltd.	4,000	159,259
T&D Holdings, Inc.	34,300	460,625
Taisei Corp.	228,438	825,583
Taiyo Yuden Co., Ltd.	23,400	355,941
Takeda Pharmaceutical Co., Ltd.	34,065	1,536,329
Takeuchi Manufacturing Co., Ltd.	30,900	550,591
TDK Corp.	11,355	391,512
Teijin, Ltd.	117,550	257,975
Terumo Corp.	11,548	573,709
The Akita Bank, Ltd.	113,550	281,203
The Aomori Bank, Ltd.	227,101	566,981
The Awa Bank, Ltd.	113,550	633,278
The Bank of Iwate, Ltd.	11,355	437,808

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

The Bank of Okinawa, Ltd. (b)	11,355	$476,673
The Bank of Yokohama, Ltd.	113,550	585,268
The Chiba Bank, Ltd.	109,550	745,516
The Dai-ichi Life Insurance Co., Ltd.	212	305,616
The Daisan Bank, Ltd.	340,651	548,690
The Daishi Bank, Ltd.	222,176	731,379
The Eighteenth Bank, Ltd.	223,251	516,915
The Higo Bank, Ltd.	113,550	669,858
The Hokkoku Bank, Ltd. (b)	113,550	393,227
The Hyakugo Bank, Ltd.	113,550	470,958
The Kansai Electric Power Co., Inc. (a)	41,200	563,656
The Musashino Bank, Ltd.	11,355	373,794
The Nanto Bank, Ltd.	111,550	454,802
The Ogaki Kyoritsu Bank, Ltd.	113,550	330,356
The San-In Godo Bank, Ltd.	108,550	804,276
The Shiga Bank, Ltd.	113,550	581,839
The Shikoku Bank, Ltd. (b)	222,101	525,431
The Toho Bank, Ltd.	227,101	695,009
The Tokyo Electric Power Co., Inc. (a)	45,775	236,398
The Yamagata Bank, Ltd.	121,176	507,467
The Yamanashi Chuo Bank, Ltd.	113,550	478,960
Tohoku Electric Power Co., Inc. (a)	36,200	451,521
Tokio Marine Holdings, Inc.	34,065	1,078,516
Tokyo Dome Corp.	119,000	735,551
Tokyo Electron, Ltd.	11,355	573,837
Tokyo Gas Co., Ltd.	115,475	637,039
Tokyu Corp.	113,550	741,873
Toray Industries, Inc.	113,550	733,871
Toshiba Corp.	220,513	1,058,889
Toyota Motor Corp.	109,988	6,632,387
Unihair Co., Ltd.	14,800	205,309
Usen Corp. (a)	216,330	328,845
USS Co., Ltd.	10,171	1,289,101
Warabeya Nichiyo Co., Ltd.	11,600	177,267
Yamada Denki Co., Ltd. (b)	7,938	321,643
Zenrin Co., Ltd. (b)	21,500	237,650

		119,030,562

LUXEMBOURG — 0.2%
ArcelorMittal	26,644	296,945
Millicom International Cellular SA (b)	6,461	467,389
Tenaris SA (b)	7,617	152,573
Ternium SA ADR	9,992	226,119

		1,143,026

NETHERLANDS — 3.3%
Aegon NV (b)	90,379	603,725
Akzo Nobel NV	15,378	865,827
ASML Holding NV	18,986	1,496,037
European Aeronautic Defence and Space Co. NV	22,654	1,209,232
Fugro NV	7,801	422,336
Heineken NV	14,456	919,801
ING Groep NV (a)	155,778	1,417,415
Koninklijke (Royal) KPN NV	179,274	372,148
Koninklijke Ahold NV	65,300	970,605
Koninklijke DSM NV (b)	16,578	1,078,738
Koninklijke Philips Electronics NV	53,723	1,462,627
PostNL NV (a)(b)	27,173	75,728
Royal Dutch Shell PLC (Class A)	142,956	4,553,250
SBM Offshore NV (a)	18,311	307,635
TNT Express NV	23,425	175,447
Unilever NV (b)	70,493	2,772,274
Wolters Kluwer NV	23,212	490,447

		19,193,272

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	271,725	723,993

NORWAY — 0.7%
DnB NOR ASA	57,307	825,435
Norsk Hydro ASA (b)	69,466	275,768
Orkla ASA	66,557	542,393
StatoilHydro ASA	46,952	963,485
Storebrand ASA (a)	48,633	233,366
Telenor ASA	38,651	762,126
Yara International ASA	17,165	680,860

		4,283,433

PORTUGAL — 0.3%
EDP — Energias de Portugal SA	118,316	380,638
Mota — Engil SGPS SA	98,762	298,730
Portugal Telecom SGPS SA (b)	58,206	226,220
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	136,716	659,305

		1,564,893

SINGAPORE — 1.4%
Ascendas REIT	448,000	787,700
CapitaLand, Ltd.	224,000	543,972
City Developments, Ltd. (b)	114,000	961,760
Cosco Corp. Singapore, Ltd. (b)	459,000	269,617
Flextronics International, Ltd. (a)	82,130	635,686
Genting Singapore PLC (b)	456,400	475,004
Keppel Corp., Ltd.	119,975	983,789
Keppel REIT (b)	23,995	24,500
Lippo Malls Indonesia Retail Trust	673,000	260,010
SembCorp Industries, Ltd.	234,000	913,270
Singapore Exchange, Ltd.	112,000	620,800
UOL Group, Ltd.	237,000	1,255,728
Wilmar International, Ltd.	111,000	275,684

		8,007,520

SOUTH KOREA — 3.9%
Bioland, Ltd.	16,305	202,019
CJ CGV Co., Ltd.	11,310	495,162
Cosmochemical Co., Ltd. (a)(b)	11,190	93,866
Credu Corp.	5,932	209,585
Crown Confectionery Co., Ltd.	1,286	279,259
Dae Han Flour Mills Co., Ltd.	1,628	187,454
Digitech Systems Co., Ltd. (a)	16,332	104,966
Dongwon Industries Co., Ltd.	1,161	381,222
Dongyang Mechatronics Corp.	14,320	129,777
Genic Co., Ltd. (a)(b)	4,806	84,164
GS Home Shopping, Inc.	1,899	393,252
Haansoft, Inc. (b)	22,959	341,757
Hana Tour Service, Inc.	5,111	321,773
Harim Co., Ltd. (a)(b)	91,974	248,850
Hotel Shilla Co., Ltd.	4,757	254,084
Hyundai Elevator Co., Ltd. (a)	1,449	74,858
Hyundai Engineering Plastics Co., Ltd.	54,950	318,523
Hyundai Hy Communications & Networks Co., Ltd.	62,720	304,799

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Hyundai Mobis	1,924	$459,920
Hyundai Securities Co., Ltd.	195,780	1,095,429
INFINITT Co., Ltd. (a)	14,289	103,222
Interpark Corp.	32,535	243,575
Kia Motors Corp.	5,752	312,770
KIWOOM Securities Co., Ltd.	14,117	683,569
Koh Young Technology, Inc. (b)	7,352	199,242
Korea Electric Power Corp. ADR (a)(b)	68,284	772,292
KT Corp. ADR	48,571	753,822
KT&G Corp.	3,952	256,765
LG Chem, Ltd.	783	173,459
LG Display Co., Ltd. ADR (a)(b)	73,828	876,338
LG Electronics, Inc. (b)	4,633	296,142
LG Household & Health Care, Ltd.	373	182,246
Lotte Samkang Co., Ltd.	447	229,753
Modetour Network, Inc.	12,809	298,340
NHN Corp.	1,399	355,860
POSCO ADR	27,383	1,782,086
Sajo Industries Co., Ltd. (a)	5,586	203,963
Samsung Electronics Co., Ltd. GDR	11,612	6,769,796
Shinsegae Food Co., Ltd.	2,466	204,052
SK Innovation Co., Ltd.	4,440	526,790
SK Telecom Co., Ltd. ADR (b)	51,416	1,045,287

		22,250,088

SPAIN — 2.2%
Abertis Infraestructuras SA (b)	14,052	244,757
Acciona SA (b)	3,628	191,228
Acerinox SA (b)	22,024	204,747
ACS, Actividades de Construccion y Servicios SA	12,828	339,325
Banco Bilbao Vizcaya Argentaria SA	147,220	1,233,340
Banco de Sabadell SA (b)	68,178	112,992
Banco Santander SA	312,615	1,991,939
Distribuidora Internacional de Alimentacion SA	26,590	200,811
Ebro Puleva SA	3,569	73,206
Enagas SA	33,301	821,790
Faes Farma SA	93,974	247,357
Ferrovial SA	34,723	554,254
Gamesa Corp. Tecnologica SA	26,339	143,110
Gestevision Telecinco SA (a)(b)	40,575	352,840
Iberdrola SA	200,441	1,056,763
Indra Sistemas SA (b)	31,367	405,318
Industria de Diseno Textil SA	5,443	671,000
NH Hoteles SA (a)	74,120	263,503
Red Electrica Corporacion SA (b)	14,527	797,803
Repsol YPF SA	38,643	814,229
Sacyr Vallehermoso SA (a)	16,255	50,942
Telefonica SA (a)	143,289	1,833,672

		12,604,926

SWEDEN — 2.4%
Alfa Laval AB	38,712	785,774
Assa Abloy AB (Class B)	33,253	1,294,756
Atlas Copco AB (Class B)	73,217	1,559,920
Boliden AB	26,070	321,170
CDON Group AB (a)	48,594	172,793
Electrolux AB	25,041	628,488
Hennes & Mauritz AB (Class B)	35,329	1,153,651
Investor AB	12,868	343,747
Kinnevik Investment AB (Class B)	29,583	753,442
Nordea Bank AB	86,926	965,923
Sandvik AB (b)	53,330	633,691
Scania AB (Class B)	32,273	642,165
Securitas AB (Class B)	47,539	413,095
Skanska AB (Class B) (b)	40,283	664,276
Tele2 AB	32,110	374,647
Telefonaktiebolaget LM Ericsson (Class B)	143,437	1,614,063
TeliaSonera AB	87,803	568,880
Volvo AB (Class A)	77,937	1,028,852

		13,919,333

SWITZERLAND — 7.9%
ABB, Ltd. (a)	94,259	2,043,283
Adecco SA (a)	10,377	590,606
Clariant AG (a)	35,782	505,256
Coca-Cola HBC AG (a)(d)	1,923	44,887
Coca-Cola HBC AG (a)(d)	8,113	185,498
Compagnie Financiere Richemont SA	13,411	1,184,261
Credit Suisse Group AG (a)	44,095	1,167,447
Geberit AG	3,411	844,683
Glencore Xstrata PLC	341,251	1,408,582
Holcim, Ltd. (a)	12,280	854,661
Julius Baer Group, Ltd. (a)	11,409	444,832
Kuehne & Nagel International AG	4,630	507,458
Lonza Group AG (a)	5,777	434,427
Nestle SA	136,556	8,941,124
Nobel Biocare Holding AG (a)(b)	14,640	177,942
Novartis AG	101,978	7,232,176
PSP Swiss Property AG (a)	11,061	956,286
Roche Holding AG	29,760	7,391,640
SGS SA	450	965,016
STMicroelectronics NV	28,291	253,925
Sulzer AG	4,228	675,211
Swiss Life Holding AG (a)	2,946	478,260
Syngenta AG	4,800	1,875,051
The Swatch Group AG	2,619	1,431,087
UBS AG (a)	142,384	2,419,843
Wolseley PLC	12,863	591,718
Zurich Insurance Group AG (a)	5,879	1,522,333

		45,127,493

UNITED KINGDOM — 16.8%
3i Group PLC	71,730	367,285
AMEC PLC	37,947	578,420
Anglo American PLC	56,165	1,078,448
AstraZeneca PLC	46,902	2,215,895
Aviva PLC	117,143	603,370
BAE Systems PLC	151,164	878,106
Balfour Beatty PLC	104,851	379,122
Barclays PLC	467,278	1,973,433
Barratt Developments PLC (a)	64,286	301,868
BG Group PLC	140,280	2,379,751
BHP Billiton PLC	84,973	2,167,738
BP PLC	791,857	5,467,597
British American Tobacco PLC	67,250	3,434,786
British Land Co. PLC	58,371	501,530
British Sky Broadcasting Group PLC	69,587	835,898
BT Group PLC	326,065	1,529,127
Burberry Group PLC	18,965	388,605

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Cable & Wireless Communications PLC	156,231	$97,033
Cairn Energy PLC (a)	15,123	58,054
Capita Group PLC	32,205	471,846
Carnival PLC	15,245	529,496
Centrica PLC	209,054	1,142,094
Compass Group PLC	119,779	1,526,018
Diageo PLC	93,839	2,675,722
Experian PLC	38,298	663,930
FirstGroup PLC	134,193	196,305
G4S PLC	125,248	437,676
GlaxoSmithKline PLC	190,816	4,769,488
Hays PLC	239,200	322,706
HSBC Holdings PLC	702,521	7,266,805
ICAP PLC	55,154	304,075
Imperial Tobacco Group PLC	44,796	1,549,080
Informa PLC	79,309	589,531
Intercontinental Hotels Group PLC	38,637	1,059,502
Invensys PLC	60,866	380,894
J Sainsbury PLC	84,463	455,157
Kingfisher PLC	160,348	834,176
Land Securities Group PLC	44,755	600,059
Legal & General Group PLC	332,667	864,809
Lloyds Banking Group PLC (a)	1,377,077	1,319,168
Lonmin PLC (a)(b)	11,610	44,797
Man Group PLC	94,464	119,204
Marks & Spencer Group PLC	99,319	648,794
Mondi PLC	51,644	640,727
National Grid PLC	173,913	1,967,753
Next PLC	15,932	1,101,398
Old Mutual PLC	258,304	707,928
Pearson PLC	49,356	876,590
Persimmon PLC (a)	44,424	795,733
Prudential PLC	114,148	1,861,129
Randgold Resources, Ltd.	7,134	442,003
Reckitt Benckiser Group PLC	30,672	2,162,261
Rentokil Initial PLC	238,066	322,620
Resolution, Ltd.	79,357	343,028
Rio Tinto PLC	56,640	2,304,856
Rolls-Royce Holdings PLC (a)	97,246	1,672,571
Royal Bank of Scotland Group PLC (a)	80,978	335,911
Royal Dutch Shell PLC (Class B)	109,145	3,602,156
RSA Insurance Group PLC	222,668	401,888
SABMiller PLC	40,937	1,957,361
Scottish & Southern Energy PLC	43,398	1,002,465
Serco Group PLC	70,890	662,854
Shire PLC	36,820	1,164,366
Smith & Nephew PLC	71,774	800,118
Smiths Group PLC	33,731	669,170
Standard Chartered PLC	72,603	1,571,370
Standard Life PLC	154,624	810,730
Tate & Lyle PLC	61,306	766,643
Tesco PLC	325,361	1,635,377
The Sage Group PLC	117,411	605,819
Tullow Oil PLC	51,548	782,611
Unilever PLC	61,791	2,494,785
Vodafone Group PLC	1,968,439	5,608,322
William Hill PLC	49,297	329,656
William Morrison Supermarkets PLC	150,765	598,646
WPP PLC	75,307	1,158,798

		96,165,041

TOTAL COMMON STOCKS —
(Cost $536,941,221)		568,268,070

PREFERRED STOCK — 0.2%
SOUTH KOREA — 0.2%
Hyundai Motor Co., Ltd. (Cost $1,085,522)	15,992	1,400,289

RIGHTS — 0.0% (e)
FRANCE — 0.0% (e)
Groupe Fnac (expiring 5/16/15) (a)(b)	4,613	12,011

SPAIN — 0.0% (e)
Acerinox SA (expiring 7/2/13) (a)	10,234	5,241
Repsol SA (expiring 7/12/13) (a)	38,295	21,305

		26,546

TOTAL RIGHTS —
(Cost $44,277)		38,557

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	27,446,771	27,446,771
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	6,653,707	6,653,707

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,100,478)		34,100,478

TOTAL INVESTMENTS — 105.5%
(Cost $572,171,498)		603,807,394
OTHER ASSETS & LIABILITIES — (5.5)%		(31,457,989)

NET ASSETS — 100.0%		$572,349,405

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	11.8%
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	7.2
Insurance	4.6
Metals & Mining	4.0
Food Products	3.6
Chemicals	3.5
Automobiles	3.5
Real Estate Management & Development	2.8
Machinery	2.6
Wireless Telecommunication Services	2.5
Food & Staples Retailing	2.4
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.1
Beverages	2.0
Diversified Telecommunication Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Textiles, Apparel & Luxury Goods	1.8
Road & Rail	1.7
Media	1.6
Construction & Engineering	1.6
Trading Companies & Distributors	1.5
Industrial Conglomerates	1.5
Electric Utilities	1.3
Multi-Utilities	1.3
Auto Components	1.3
Tobacco	1.3
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.2
Real Estate Investment Trusts	1.1
Diversified Financial Services	1.0
Specialty Retail	1.0
Health Care Equipment & Supplies	1.0
Commercial Services & Supplies	1.0
Building Products	0.9
Household Durables	0.8
Software	0.8
Aerospace & Defense	0.7
Energy Equipment & Services	0.7
Health Care Providers & Services	0.6
Professional Services	0.6
Marine	0.6
Household Products	0.5
IT Services	0.5
Computers & Peripherals	0.5
Communications Equipment	0.4
Multiline Retail	0.4
Construction Materials	0.4
Office Electronics	0.4
Gas Utilities	0.4
Biotechnology	0.3
Air Freight & Logistics	0.3
Transportation Infrastructure	0.2
Paper & Forest Products	0.2
Personal Products	0.1
Consumer Finance	0.1
Internet & Catalog Retail	0.1
Diversified Consumer Services	0.1
Leisure Equipment & Products	0.1
Containers & Packaging	0.1
Internet Software & Services	0.1
Life Sciences Tools & Services	0.1
Independent Power Producers & Energy Traders	0.0 ***
Health Care Technology	0.0 ***
Short Term Investment	6.0
Other Assets & Liabilities	(5.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 6.4%
Adelaide Brighton, Ltd.	600,199	$1,812,995
Alumina, Ltd. (a)(b)	1,171,932	1,056,637
Aristocrat Leisure, Ltd.	287,506	1,126,362
Arrium, Ltd.	636,189	454,222
Atlas Iron, Ltd.	444,110	302,855
Aurora Oil & Gas, Ltd. (b)	250,613	667,550
Ausenco, Ltd.	140,479	257,175
Australian Infrastructure Fund	262,241	2,640
AWE, Ltd. (b)	863,960	980,624
Bank of Queensland, Ltd.	5,540	44,169
Beach Energy, Ltd.	1,143,283	1,187,782
Beadell Resources, Ltd. (b)	408,715	187,059
BlueScope Steel, Ltd. (b)	298,148	1,274,489
Boart Longyear Group (a)	271,897	167,995
Bradken, Ltd. (a)	89,656	353,707
carsales.com, Ltd.	151,965	1,311,724
Charter Hall Retail REIT (a)	202,147	704,984
Coalspur Mines, Ltd. (a)(b)	264,634	69,036
CSR, Ltd. (a)	308,145	628,995
David Jones, Ltd. (a)	285,410	666,188
Discovery Metals, Ltd. (a)(b)	237,247	29,317
Downer EDI, Ltd.	219,047	719,812
DuluxGroup, Ltd.	201,310	775,773
Energy World Corp., Ltd. (a)(b)	548,520	195,814
Evolution Mining, Ltd. (b)	268,468	140,073
Fairfax Media, Ltd. (a)	1,029,474	466,453
FKP Property Group (a)	184,044	213,950
Fleetwood Corp., Ltd. (a)	173,087	570,367
Goodman Fielder, Ltd. (b)	1,678,621	1,129,347
Independence Group NL	130,737	270,455
Infigen Energy (a)(b)	939,509	219,295
Investa Office Fund	365,015	972,279
Invocare, Ltd.	332,080	3,459,173
IOOF Holdings, Ltd.	374,643	2,523,962
JB Hi-Fi, Ltd. (a)	167,037	2,570,205
Karoon Gas Australia, Ltd. (b)	126,192	587,945
Kingsgate Consolidated, Ltd. (a)	87,632	101,471
Lynas Corp., Ltd. (a)(b)	785,239	269,538
Medusa Mining, Ltd.	99,896	141,275
Mesoblast, Ltd. (a)(b)	113,395	550,120
Mineral Resources, Ltd.	79,120	597,486
Monadelphous Group, Ltd. (a)	113,893	1,682,627
Mount Gibson Iron, Ltd.	516,469	219,829
Myer Holdings, Ltd. (a)	308,083	671,169
Navitas, Ltd.	132,279	698,641
Nufarm, Ltd. (a)	118,101	503,764
Oakton, Ltd. (a)	253,941	263,825
Pacific Brands, Ltd.	1,223,008	783,636
Paladin Energy, Ltd. (a)(b)	528,776	423,513
PanAust, Ltd. (a)	252,806	422,316
Perpetual, Ltd. (a)	21,964	711,708
Perseus Mining, Ltd. (b)	276,106	109,939
Platinum Australia, Ltd. (b)(c)	610,876	0
Primary Health Care, Ltd. (a)	225,868	988,257
Programmed Maintenance Services, Ltd. (a)	255,142	574,519
Resolute Mining, Ltd.	356,142	195,597
Roc Oil Co., Ltd. (b)	1,010,928	416,409
SAI Global, Ltd. (a)	386,227	1,283,325
Senex Energy, Ltd. (b)	589,671	318,456
Seven West Media, Ltd.	279,499	486,095
Sigma Pharmaceuticals, Ltd.	1,772,414	1,273,568
Silver Lake Resources, Ltd. (a)(b)	143,076	77,924
Sims Metal Management, Ltd.	83,381	630,426
Southern Cross Media Group, Ltd.	444,638	579,974
St Barbara, Ltd. (b)	294,776	121,420
STW Communications Group, Ltd.	788,209	1,035,334
Sundance Resources, Ltd. (b)	1,246,527	78,730
Transfield Services, Ltd.	321,767	226,788
UGL, Ltd. (a)	77,996	494,044
Western Areas NL (a)	113,767	241,597
WHK Group, Ltd.	915,506	561,466

		45,836,194

AUSTRIA — 0.6%
AMS AG	5,285	389,889
Atrium European Real Estate, Ltd.	103,141	536,271
BWT AG (a)	34,778	574,118
Schoeller-Bleckmann Oilfield Equipment AG	18,109	1,842,866
Wienerberger AG (a)	68,241	786,973

		4,130,117

BELGIUM — 1.2%
AGFA-Gevaert NV (b)	198,954	351,710
Barco NV	28,423	2,296,909
Bekaert NV	20,943	665,324
EVS Broadcast Equipment SA	19,880	1,378,359
KBC Ancora (b)	29,718	579,434
Mobistar SA	21,920	455,883
Nyrstar (a)(b)	82,585	354,248
RHJ International (b)	172,789	813,051
Tessenderlo Chemie NV (a)	43,806	1,104,659
ThromboGenics NV (a)(b)	173,488	626,683

		8,626,260

BERMUDA — 0.2%
Golden Ocean Group, Ltd. (b)	362,982	388,184
Ship Finance International, Ltd. (a)	34,490	511,832
SmarTone Telecommunications Holding, Ltd.	9,249	15,359
Trinity, Ltd. (a)	620,000	214,224

		1,129,599

CANADA — 9.6%
Advantage Oil & Gas, Ltd. (b)	134,068	527,401
Alacer Gold Corp.	116,166	244,456
Algonquin Power & Utilities Corp. (a)	82,971	570,207
Angle Energy, Inc. (a)(b)	82,386	252,246
Argonaut Gold, Inc. (b)	67,707	365,186
Asanko Gold, Inc. (a)(b)	54,772	116,818
Atlantic Power Corp. (a)	61,392	239,760
AuRico Gold, Inc. (a)	173,143	756,613
B2Gold Corp. (b)	182,884	388,322
Bankers Petroleum, Ltd. (a)(b)	153,178	378,970
Banro Corp. (b)	124,534	96,799
Birchcliff Energy, Ltd. (a)(b)	63,558	491,619
BlackPearl Resources, Inc. (a)(b)	169,306	255,175
Calfrac Well Services, Ltd. (a)	20,719	595,282
Canfor Corp. (a)(b)	45,692	805,603
Capital Power Corp. (a)	31,101	606,719
Capstone Mining Corp. (b)	208,801	354,286

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

CCL Industries, Inc.	11,691	$719,003
Celestica, Inc. (b)	110,101	1,034,268
Centerra Gold, Inc.	75,578	237,849
China Gold International Resources Corp., Ltd. (b)	125,996	334,413
Cineplex, Inc. (a)	30,569	1,068,662
CML HealthCare, Inc. (a)	49,483	495,323
Cogeco Cable, Inc.	8,701	370,408
Colossus Minerals, Inc. (b)	76,384	88,335
Continental Gold, Ltd. (b)	57,383	179,500
Copper Mountain Mining Corp. (a)(b)	69,990	103,497
Corus Entertainment, Inc. (Class B) (a)	154,382	3,526,808
Cott Corp.	75,950	591,790
Crew Energy, Inc. (b)	69,625	341,872
Davis & Henderson Corp. (a)	32,488	695,677
Denison Mines Corp. (a)(b)	279,300	322,997
Dominion Diamond Corp. (b)	46,197	651,168
Dorel Industries, Inc.	14,891	518,034
Dream Unlimited Corp. (Class A) (b)	95,107	1,027,745
Dundee Corp. (Class A) (b)	94,335	1,893,943
Dundee Precious Metals, Inc. (b)	58,980	240,404
Endeavour Mining Corp. (b)	230,192	122,193
Endeavour Silver Corp. (b)	61,841	213,376
FirstService Corp. (a)	58,201	1,819,488
Fortuna Silver Mines, Inc. (a)(b)	76,941	255,267
Freehold Royalties, Ltd. (a)	87,851	1,962,793
Gabriel Resources, Ltd. (a)(b)	105,672	140,235
GMP Capital, Inc.	102,766	603,962
Golden Star Resources, Ltd. (a)(b)	335,566	165,405
Gran Tierra Energy, Inc. (b)	153,300	932,922
Granite Real Estate Investment Trust	24,821	852,659
Great Basin Gold, Ltd. (b)(d)	266,255	0
Great Canadian Gaming Corp. (a)(b)	58,349	553,097
Guardian Capital Group, Ltd. (Class A)	220,928	2,816,704
Home Capital Group, Inc.	49,745	2,618,456
Horizon North Logistics, Inc.	74,769	450,053
HudBay Minerals, Inc.	92,683	611,473
Imax Corp. (b)	26,676	660,989
Innergex Renewable Energy, Inc.	57,889	482,340
Ithaca Energy, Inc. (b)	160,823	271,354
Just Energy Group, Inc. (a)	79,846	473,044
Kelt Exploration, Ltd. (a)(b)	21,108	148,063
Kirkland Lake Gold, Inc. (b)	42,663	178,748
Lake Shore Gold Corp. (b)	249,958	75,820
Legacy Oil + Gas, Inc. (b)	76,486	358,885
Lightstream Resources, Ltd. (a)	60,062	446,928
Linamar Corp.	78,414	2,191,980
MacDonald, Dettwiler & Associates, Ltd.	14,891	985,252
MAG Silver Corp. (b)	52,512	306,127
Major Drilling Group International, Inc. (a)	100,926	684,990
Maple Leaf Foods, Inc.	43,589	604,490
Martinrea International, Inc.	103,150	1,063,815
Mullen Group, Ltd. (a)	43,109	934,141
Nevsun Resources, Ltd. (a)	109,397	322,503
Niko Resources, Ltd.	25,984	211,330
Northern Dynasty Minerals, Ltd. (a)(b)	57,595	116,833
Northland Power, Inc. (a)	37,082	595,098
Novagold Resources, Inc. (b)	117,172	249,905
NuVista Energy, Ltd. (a)(b)	103,359	703,462
OceanaGold Corp. (b)	161,351	198,831
Osisko Mining Corp. (b)	38,838	128,116
Parkland Fuel Corp. (a)	45,783	743,846
Pason Systems, Inc.	41,371	749,811
Petrobank Energy & Resources, Ltd. (a)(b)	54,777	24,923
Petrominerales, Ltd. (a)	50,683	288,258
Poseidon Concepts Corp. (b)(c)	43,064	0
Premier Gold Mines, Ltd. (b)	96,575	167,527
Pretium Resources, Inc. (b)	42,598	281,847
Rio Alto Mining, Ltd. (a)(b)	106,982	197,749
Romarco Minerals, Inc. (b)	307,276	136,897
RONA, Inc.	57,482	592,283
Rubicon Minerals Corp. (a)(b)	190,700	244,035
Russel Metals, Inc. (a)	87,286	1,966,717
Sabina Gold & Silver Corp. (a)(b)	83,390	77,465
Savanna Energy Services Corp. (a)	111,390	715,886
Seabridge Gold, Inc. (a)(b)	23,937	223,952
Secure Energy Services, Inc.	55,115	704,252
SEMAFO, Inc. (a)	140,054	205,776
Sherritt International Corp.	160,854	594,654
Silver Standard Resources, Inc. (b)	46,682	297,363
Silvercorp Metals, Inc. (a)	104,526	292,290
Southern Pacific Resource Corp. (a)(b)	306,415	90,041
Stantec, Inc.	52,902	2,226,503
Sunshine Oilsands, Ltd. (a)(b)	944,000	188,645
Superior Plus Corp. (a)	60,083	701,096
Tanzanian Royalty Exploration Corp. (a)(b)	86,609	234,800
The North West Co., Inc.	28,982	645,601
Thompson Creek Metals Co., Inc. (a)(b)	96,237	291,005
Torex Gold Resources, Inc. (b)	308,513	388,950
Transcontinental, Inc. (a)	40,952	496,494
TransForce, Inc. (a)	47,392	923,177
TransGlobe Energy Corp. (b)	52,112	322,072
Trican Well Service, Ltd. (a)	75,071	994,827
Trinidad Drilling, Ltd.	75,071	549,361
Uni-Select, Inc.	89,410	1,747,603
Westport Innovations, Inc. (a)(b)	24,164	811,995
Westshore Terminals Investment Corp. (a)	30,509	830,867
Whitecap Resources, Inc.	67,698	700,756
Wi-Lan, Inc. (a)	88,857	408,509

		69,056,118

CHINA — 1.6%
Allied Properties HK, Ltd.	5,032,791	759,167
Cafe de Coral Holdings, Ltd.	847,867	2,536,053
China Sandi Holdings, Ltd. (b)	103	8
Chow Sang Sang Holding International, Ltd. (a)	254,939	517,349
Daphne International Holdings, Ltd. (a)	576,000	493,098
G-Resources Group, Ltd. (b)	9,666,000	330,244
HKR International, Ltd.	2,773,579	1,362,411
K Wah International Holdings, Ltd.	2,752,717	1,266,988
Melco International Development, Ltd.	545,000	1,030,085

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Midland Holdings, Ltd.	797,790	$298,284
Road King Infrastructure, Ltd.	1,236,544	1,144,660
Shun Tak Holdings, Ltd.	1,306,749	633,465
Texwinca Holdings, Ltd.	940,050	872,622
Xinyi Glass Holdings Co., Ltd. (a)	1,194	928

		11,245,362

DENMARK — 1.3%
Amagerbanken A/S (b)(c)	308,573	0
Bang & Olufsen A/S (b)	34,237	310,261
D/S Norden A/S	15,282	518,264
East Asiatic Co., Ltd. A/S (a)(b)	37,153	521,216
Genmab A/S (b)	41,746	1,265,879
IC Companys A/S	27,466	583,960
NKT Holding A/S (a)	11,589	420,489
Pandora A/S	28,294	957,573
SimCorp A/S	85,862	2,543,771
Sydbank A/S (b)	30,455	605,051
Vestas Wind Systems A/S (b)	99,721	1,414,618

		9,141,082

FINLAND — 1.7%
Amer Sports Oyj (Class A)	173,247	3,188,761
Citycon Oyj	434,589	1,350,111
Cramo Oyj	76,815	886,650
HKScan Oyj (a)	131,352	594,168
Konecranes Oyj (a)	19,504	555,468
Lassila & Tikanoja Oyj (b)	84,866	1,478,194
Outokumpu Oyj (a)(b)	524,933	339,870
Poyry Oyj (b)	89,627	436,881
Talvivaara Mining Co. PLC (b)	607,278	112,880
Tieto Oyj	73,728	1,400,153
Vacon Oyj	30,502	2,020,066

		12,363,202

FRANCE — 2.7%
Air France-KLM (a)(b)	73,425	657,782
Bourbon SA (a)	23,394	606,197
Carbone Lorraine SA	38,849	842,809
Club Mediterranee SA (b)	35,866	817,256
Etablissements Maurel et Prom (a)	42,952	637,871
GL Events SA	33,581	698,404
Groupe Steria SCA	36,519	504,123
Havas SA	111,782	715,165
IPSOS	45,338	1,708,750
Jacquet Metal Service	41,261	536,867
Neopost SA (a)	15,546	1,030,580
Rubis	71,660	4,402,136
Saft Groupe SA	50,436	1,195,144
Sequana (b)(c)	5	9
Sequana SA (a)(b)	13,154	94,040
Societe d’Edition de Canal +	57,780	389,796
Societe de la Tour Eiffel	17,285	1,018,020
Societe Television Francaise 1	55,126	658,729
SOITEC (a)(b)	140,051	413,243
Technicolor SA (b)	133,088	529,363
Teleperformance (a)	24,534	1,179,311
UbiSoft Entertainment SA (b)	64,720	846,310

		19,481,905

GERMANY — 3.8%
Aareal Bank AG (b)	24,704	574,795
Aixtron SE (b)	48,043	806,524
Alstria Office REIT-AG (b)	48,272	527,132
Deutsche Euroshop AG	18,748	745,100
Dialog Semiconductor PLC (a)(b)	37,873	473,486
DIC Asset AG (a)	57,132	567,592
Drillisch AG	47,121	787,065
Duerr AG	13,214	796,203
Freenet AG (b)	56,222	1,226,285
Gerresheimer AG	25,244	1,460,196
Gildemeister AG (a)	78,632	1,751,364
GSW Immobilien AG (a)	22,014	850,577
Indus Holding AG (a)	71,657	2,318,337
Jenoptik AG	150,785	1,861,391
Kloeckner & Co. SE (b)	57,979	618,437
Kontron AG	90,072	409,780
KUKA AG	54,008	2,280,520
Leoni AG	45,702	2,272,565
MLP AG	66,306	403,014
Morphosys AG (b)	10,778	605,853
Patrizia Immobilien AG (b)	124,118	1,245,665
Rheinmetall AG	20,453	951,905
Stada Arzneimittel AG	32,610	1,401,774
TAG Immobilien AG	53,631	584,258
TUI AG (a)(b)	96,753	1,148,605
Wincor Nixdorf AG	17,193	931,031

		27,599,454

GIBRALTAR — 0.1%
Bwin.Party Digital Entertainment PLC	352,931	603,808

GREECE — 0.8%
Alpha Bank AE (b)	287,799	160,861
Diana Shipping, Inc. (b)	91,831	921,983
DryShips, Inc. (b)	236,394	442,057
Ellaktor SA (b)	137,429	393,001
Eurobank Ergasias SA (b)	228	578
Hellenic Exchanges SA	95,008	738,507
Hellenic Telecommunications Organization SA (b)	126,634	987,631
JUMBO SA (b)	65,125	643,360
Marfin Investment Group SA (b)(c)	469,825	169,164
National Bank of Greece SA (b)	45,944	149,301
Piraeus Bank SA (b)	60,197	96,244
Public Power Corp. SA (b)	59,592	534,478
Titan Cement Co. SA (b)	30,165	523,845
TT Hellenic Postbank SA (b)(c)	129,076	0

		5,761,010

HONG KONG — 0.7%
Champion REIT	189	87
Emperor Watch & Jewellery, Ltd.	2,720,000	224,435
Giordano International, Ltd. (a)	1,898,000	1,656,638
Luk Fook Holdings International, Ltd. (a)	195,000	453,538
Mongolia Energy Co., Ltd. (b)	723	21
Pacific Basin Shipping, Ltd.	1,573,000	894,355
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
Skyworth Digital Holdings, Ltd. (a)	1,103	557
Stella International Holdings, Ltd.	273,000	753,215
Yanchang Petroleum International, Ltd. (a)(b)	4,480,000	199,269

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Yuexiu Real Estate Investment Trust (a)	1,123,000	$612,439

		4,794,554

IRELAND — 0.8%
C&C Group PLC	288,146	1,558,113
Kenmare Resources PLC (b)	1,267,941	473,079
Kingspan Group PLC	127,300	1,692,766
Smurfit Kappa Group PLC	75,123	1,252,831
United Drug PLC (a)	116,636	548,396

		5,525,185

ISRAEL — 0.8%
Clal Insurance Enterprise Holdings, Ltd.	21,263	345,607
Delek Group, Ltd.	2,558	664,032
Elbit Systems, Ltd.	14,946	631,449
Israel Discount Bank, Ltd. (Class A) (b)	452,963	760,258
Migdal Insurance & Financial Holding, Ltd.	253,387	401,134
Mizrahi Tefahot Bank, Ltd. (b)	63,751	639,200
NICE Systems, Ltd.	39,186	1,423,047
Osem Investments, Ltd.	36,572	763,518

		5,628,245

ITALY — 2.1%
A2A SpA (a)	808,061	600,279
Amplifon SpA	243,978	1,219,700
Ansaldo STS SpA	57,658	557,229
Astaldi SpA	231,278	1,590,314
Banca Popolare dell’Emilia Romagna Scrl (b)	170,782	991,855
Banca Popolare dell’Etruria e del Lazio (b)	48,415	43,738
Banca Popolare di Milano Scarl (a)(b)	1,661,041	663,060
Banca Popolare di Sondrio Scrl	170,914	847,772
EI Towers SpA	30,850	1,094,740
Esprinet SpA	101,257	427,761
Hera SpA	246,279	466,423
IMMSI SpA (b)	760,495	425,067
Interpump Group SpA	274,012	2,439,794
Saras SpA (b)	296,356	383,677
Sorin SpA (b)	711,272	1,802,865
Unipol Gruppo Finanziario SpA (a)	170,396	557,710
Yoox SpA (b)	31,211	669,804

		14,781,788

JAPAN — 33.9%
Activia Properties, Inc.	52	408,839
Ain Pharmaciez, Inc.	7,400	318,468
Alps Electric Co., Ltd.	187,536	1,400,833
Amada Co., Ltd.	148,000	975,890
Anritsu Corp.	63,900	755,851
Aoyama Trading Co., Ltd.	30,900	819,666
Arcs Co., Ltd.	24,900	486,043
Asahi Holdings, Inc.	49,073	740,035
Autobacs Seven Co., Ltd.	42,600	646,280
Avex Group Holdings, Inc.	19,600	616,600
Bank of the Ryukyus, Ltd. (a)	146,700	1,841,596
Best Denki Co., Ltd. (a)(b)	246,769	432,253
Capcom Co., Ltd. (a)	24,200	391,010
Central Glass Co., Ltd.	521,145	1,636,857
Chiyoda Co., Ltd.	19,200	490,751
Citizen Holdings Co., Ltd.	145,400	810,909
Cocokara fine, Inc.	14,200	450,294
COMSYS Holdings Corp.	219,650	2,801,596
Cosmo Oil Co., Ltd. (b)	338,000	622,681
Cosmos Pharmaceutical Corp.	5,100	515,468
CyberAgent, Inc.	230	439,925
Daifuku Co., Ltd.	128,000	932,924
Daihen Corp.	256,000	1,103,015
DAIICHI CHUO KISEN KAISHA (a)(b)	340,834	367,134
Daiichikosho Co., Ltd.	19,500	533,362
Dainippon Screen Manufacturing Co., Ltd. (b)	176,000	928,414
Daiwa Office Investment Corp.	314	1,212,251
Daiwahouse Residential Investment Corp.	121	482,977
DCM Japan Holdings Co., Ltd.	177,933	1,395,377
DIC Corp.	394,000	983,661
Disco Corp. (a)	10,200	703,377
Doutor Nichires Holdings Co., Ltd.	176,532	2,486,216
DTS Corp.	94,682	1,375,408
Ebara Corp.	180,000	962,199
EDION Corp. (a)	106,600	604,176
FCC Co., Ltd. (a)	106,348	2,509,485
FP Corp.	6,900	477,203
Frontier Real Estate Investment Corp.	84	769,517
Fuji Electric Holdings Co., Ltd.	320,000	1,127,498
Fuji Oil Co., Ltd.	42,600	735,910
Fukuoka REIT Corp.	314	2,484,562
Furukawa Co., Ltd. (a)	758,387	1,282,620
Furukawa Electric Co., Ltd. (a)	344,000	796,497
Glory, Ltd.	77,300	1,810,035
GS Yuasa Corp. (a)	196,000	812,926
Hanwa Co., Ltd.	427,000	1,620,567
Haseko Corp. (b)	826,500	1,006,760
Heiwa Real Estate Co., Ltd.	69,700	1,160,556
Hitachi Kokusai Electric, Inc.	112,372	1,346,179
Hitachi Zosen Corp.	861,000	1,213,470
Hokkaido Electric Power Co., Inc. (a)(b)	92,400	1,261,332
Horiba, Ltd. (a)	54,113	1,974,728
Hosiden Corp. (a)	120,900	673,053
Iino Kaiun Kaisha, Ltd.	149,300	810,114
Industrial & Infrastructure Fund Investment Corp. (a)	68	660,593
Internet Initiative Japan, Inc.	16,200	622,167
IT Holdings Corp.	100,108	1,328,256
Izumi Co., Ltd.	22,200	598,719
Izumiya Co., Ltd.	265,000	1,203,151
Japan Airport Terminal Co., Ltd. (a)	101,400	1,606,721
Japan Aviation Electronics Industry, Ltd.	151,000	1,459,304
Japan Excellent, Inc.	262	1,474,385
Japan Exchange Group, Inc. (a)	30,600	3,086,646
Japan Logistics Fund, Inc.	262	2,397,524
Juki Corp. (a)(b)	162,332	236,957
K’s Holdings Corp. (a)	22,400	710,324
Kaken Pharmaceutical Co., Ltd.	45,000	666,381
Kanematsu Corp. (b)	806,698	901,429
Katakura Industries Co., Ltd. (a)	102,374	1,269,691

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Kawasaki Kisen Kaisha, Ltd.	449,000	$913,052
Kenedix Realty Investment Corp.	141	560,678
Kitz Corp.	180,400	897,142
Kiyo Holdings, Inc.	1,231,000	1,611,013
Komori Corp.	110,936	1,291,005
Kurabo Industries, Ltd.	753,000	1,212,866
KYB Co., Ltd.	302,832	1,515,151
KYORIN Holdings, Inc.	30,600	702,351
Kyowa Exeo Corp.	143,400	1,611,058
Lion Corp. (a)	118,000	683,042
Makino Milling Machine Co., Ltd.	180,000	1,054,613
Marudai Food Co., Ltd.	568,656	1,831,881
Maruha Nichiro Holdings, Inc.	812,485	1,627,669
Maruichi Steel Tube, Ltd.	35,100	895,035
Marusan Securities Co., Ltd.	175,698	1,071,858
Meidensha Corp.	114,000	386,752
Minebea Co., Ltd. (a)	162,000	590,366
Mirait Holdings Corp.	97,900	877,143
Mitsui Mining & Smelting Co., Ltd. (a)	713,000	1,514,501
Mitsui-Soko Co., Ltd.	312,000	1,545,316
Mitsumi Electric Co., Ltd. (b)	56,400	392,333
Mori Hills REIT Investment Corp.	97	602,497
Moshi Moshi Hotline, Inc. (a)	23,100	287,892
Nakanishi, Inc.	8,383	1,065,861
NET One Systems Co., Ltd.	119,500	921,498
Neturen Co., Ltd.	189,703	1,321,533
Nichi-iko Pharmaceutical Co., Ltd.	26,000	558,816
Nichirei Corp.	157,000	812,382
Nihon Dempa Kogyo Co., Ltd. (a)	26,400	247,961
Nihon Kohden Corp.	59,100	2,254,885
Nikkiso Co., Ltd.	143,000	1,872,885
Nippon Accommodations Fund, Inc.	266	1,737,897
Nippon Carbon Co., Ltd. (a)	245,712	430,401
Nippon Gas Co., Ltd.	30,900	349,019
Nippon Konpo Unyu Soko Co., Ltd.	203,600	3,404,435
Nippon Light Metal Holdings Co., Ltd.	962,200	1,162,370
Nippon Paper Industries Co., Ltd. (a)	54,400	774,366
Nippon Seiki Co., Ltd.	80,000	1,031,661
Nippon Sheet Glass Co., Ltd. (a)(b)	425,000	397,896
Nippon Shinyaku Co., Ltd.	202,000	3,359,380
Nippon Soda Co., Ltd.	269,000	1,340,464
Nippon Suisan Kaisha, Ltd. (b)	427,799	839,793
Nippon Thompson Co., Ltd. (a)	238,000	1,219,530
Nishi-Nippon Railroad Co., Ltd. (a)	156,000	606,191
Nishimatsu Construction Co., Ltd.	674,000	1,485,941
Nishimatsuya Chain Co., Ltd.	124,893	1,204,485
Nissan Chemical Industries, Ltd.	76,300	1,026,192
Nissha Printing Co., Ltd. (a)(b)	23,900	420,088
Nisshin Steel Holdings Co., Ltd.	52,900	409,524
Nitto Boseki Co., Ltd. (a)	392,153	1,219,865
NOF Corp.	475,000	2,663,462
Nomura Real Estate Office Fund, Inc. (a)	129	564,907
North Pacific Bank, Ltd.	148,800	546,756
NSD Co., Ltd.	99,608	1,024,809
Okamura Corp.	57,000	384,457
Okasan Securities Group, Inc.	271,682	2,250,911
Oki Electric Industry Co., Ltd. (a)(b)	825,000	1,594,604
Orix JREIT, Inc.	2,167	2,476,010
OSG Corp. (a)	152,800	2,285,809
Park24 Co., Ltd.	13	235
Pigeon Corp.	10,700	850,959
Pioneer Corp. (a)(b)	169,000	328,354
Point, Inc.	25,410	1,218,892
Premier Investment Corp.	503	1,929,260
Rengo Co., Ltd.	217,000	1,042,019
Rohto Pharmaceutical Co., Ltd.	195,000	2,765,944
Ryohin Keikaku Co., Ltd.	32,203	2,638,873
Sakai Chemical Industry Co., Ltd.	332,565	887,197
Sanden Corp. (a)	304,000	1,196,597
Sankyu, Inc.	282,000	1,061,741
Sanyo Shokai, Ltd.	213,000	531,776
Sanyo Special Steel Co., Ltd. (a)	229,937	1,106,457
Sapporo Holdings, Ltd.	236,000	864,791
Sato Corp. (a)	83,500	1,555,932
Sawai Pharmaceutical Co., Ltd.	7,600	906,629
SBI Holdings, Inc.	94,128	1,037,602
SCSK Corp.	25,300	486,465
Seiko Epson Corp.	85,100	1,160,824
Seiren Co., Ltd.	205,900	1,283,053
Senshu Ikeda Holdings, Inc. (a)	105,260	545,718
Shima Seiki Manufacturing, Ltd.	74,225	1,288,953
Shimachu Co., Ltd.	100,700	2,472,515
Ship Healthcare Holdings, Inc.	14,500	532,793
Shochiku Co., Ltd. (a)	489,000	4,509,226
Sinfonia Technology Co., Ltd. (a)	484,000	774,712
SMK Corp.	254,343	714,367
Softbank Corp.	25,895	1,509,358
Sojitz Corp.	533,100	885,504
Sotetsu Holdings, Inc.	146,000	526,179
Star Micronics Co., Ltd.	69,700	752,888
Start Today Co., Ltd. (a)	30,300	591,755
Sumitomo Forestry Co., Ltd.	90,100	1,093,880
Sumitomo Osaka Cement Co., Ltd.	673,793	2,143,440
Tadano, Ltd. (a)	174,526	2,231,318
Taiyo Yuden Co., Ltd.	59,700	908,106
Takara Holdings, Inc.	313,000	2,725,575
Takasago International Corp.	305,694	1,458,690
Takuma Co., Ltd.	225,000	1,682,942
The 77 Bank, Ltd.	135,000	640,107
The Bank of Nagoya, Ltd.	258,000	1,010,339
The Bank of Okinawa, Ltd.	52,100	2,187,114
The Ehime Bank, Ltd.	670,000	1,645,744
The Eighteenth Bank, Ltd.	699,730	1,620,153
The Hokuetsu Bank, Ltd.	981,000	1,955,383
The Michinoku Bank, Ltd.	683,000	1,320,139
The Minato Bank, Ltd.	756,000	1,324,246
The Miyazaki Bank, Ltd.	661,000	1,982,967
The Musashino Bank, Ltd.	44,100	1,451,724
The Nanto Bank, Ltd.	124,000	505,562
The Nishi-Nippon City Bank, Ltd.	323,000	842,170
The Oita Bank, Ltd.	439,000	1,392,107
The Tochigi Bank, Ltd.	266,000	915,810
The Tokyo Tomin Bank, Ltd. (a)	47,800	564,929
Toagosei Co., Ltd.	545,818	2,192,393
TOC Co., Ltd.	206,200	1,334,742
Toei Co., Ltd.	317,000	2,035,999
Toho Holdings Co., Ltd.	68,719	1,134,536
Toho Zinc Co., Ltd.	249,000	714,401
Tokai Carbon Co., Ltd. (a)	114,000	301,827
Tokai Tokyo Financial Holdings, Inc.	258,300	1,757,797

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Tokuyama Corp. (a)	223,000	$709,397
Tokyo Dome Corp.	254,000	1,570,000
Tokyo Tatemono Co., Ltd.	231,000	1,920,834
TOMONY Holdings, Inc.	279,600	1,086,481
Top REIT, Inc.	92	411,678
Topy Industries, Ltd.	541,381	1,062,760
Tosoh Corp.	293,000	1,014,668
Toyo Corp./Chuo-ku	176,648	2,190,873
Toyo Tire & Rubber Co., Ltd.	428,000	2,249,117
Toyobo Co., Ltd.	1,047,788	1,592,752
TSI Holdings Co., Ltd.	66,700	393,479
Tsuruha Holdings, Inc.	8,200	775,135
Ulvac, Inc. (a)(b)	49,700	393,257
Unitika, Ltd. (b)	1,060,000	533,548
Valor Co., Ltd.	31,600	586,605
Wacom Co., Ltd.	73,000	803,231
Yaskawa Electric Corp.	107,000	1,300,136
Yodogawa Steel Works, Ltd.	444,000	1,765,541
Zenrin Co., Ltd.	57,077	630,901

		242,731,955

LUXEMBOURG — 0.2%
AZ Electronic Materials SA	140,618	655,182
Eurofins Scientific (a)(b)	2,871	605,682

		1,260,864

NETHERLANDS — 1.6%
Aalberts Industries NV	99,710	2,225,369
AerCap Holdings NV (b)	71,155	1,242,366
ASM International NV	57,995	1,954,727
BinckBank NV	42,315	355,650
CSM	39,683	801,325
Eurocommercial Properties NV	20,680	758,041
Exact Holding NV	50,829	1,081,236
Koninklijke BAM Groep NV (a)	146,226	695,473
PostNL NV (b)	229,420	639,365
VistaPrint NV (a)(b)	25,821	1,274,783
Wereldhave NV	10,683	692,856

		11,721,191

NEW ZEALAND — 0.9%
DNZ Property Fund, Ltd.	248,359	312,646
Fisher & Paykel Healthcare Corp., Ltd. (a)	862,817	2,298,919
Goodman Property Trust	358,852	285,456
Infratil, Ltd. (a)	311,269	533,673
Kiwi Income Property Trust	450,764	370,753
Mainfreight, Ltd.	60,363	498,816
Nuplex Industries, Ltd. (a)	143,299	320,942
Ryman Healthcare, Ltd.	126,566	622,648
Sky City Entertainment Group, Ltd. (a)	272,777	918,502
Trade Me, Ltd. (a)	116,413	437,841

		6,600,196

NORWAY — 1.3%
Algeta ASA (b)	28,936	1,095,635
Atea ASA	41,564	416,930
Deep Sea Supply PLC (b)	182,175	274,484
DNO International ASA (b)	578,561	1,051,748
Ekornes ASA	52,047	826,813
Norwegian Property ASA (a)	428,404	540,237
ProSafe SE	127,238	1,111,708
Storebrand ASA (b)	156,843	752,614
Tomra Systems ASA	182,694	1,540,888
Veidekke ASA	268,517	2,044,864

		9,655,921

PORTUGAL — 0.4%
Altri SGPS SA	370,116	899,648
Banco Comercial Portugues SA (a)(b)	6,816,444	850,593
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	149,698	1,271,028

		3,021,269

SINGAPORE — 2.5%
Ascott Residence Trust	364,000	370,228
Biosensors International Group, Ltd. (a)(b)	657,000	556,867
Bukit Sembawang Estates, Ltd.	274,080	1,361,432
Cache Logistics Trust	505,000	497,713
Cambridge Industrial Trust	954,303	545,509
CapitaCommercial Trust (a)	818	945
CapitaRetail China Trust	287,000	319,065
CDL Hospitality Trusts (a)	418,000	560,277
China Yuchai International, Ltd. (a)	22,269	392,602
Cosco Corp. Singapore, Ltd. (a)	567,000	333,056
Ezion Holdings, Ltd.	338,000	564,977
Ezra Holdings, Ltd. (a)(b)	502,599	370,520
Far East Hospitality Trust (a)	433,000	329,453
First Real Estate Investment Trust	538,000	515,391
Frasers Centrepoint Trust	268,000	395,143
Haw Par Corp., Ltd. (a)	6,986	39,824
Hong Leong Finance, Ltd.	1,629,656	3,276,530
Hyflux, Ltd. (a)	315,000	310,455
LionGold Corp., Ltd. (a)(b)	426,000	377,868
Lippo Malls Indonesia Retail Trust	1,250,000	482,930
M1, Ltd.	306,000	726,216
Mapletree Commercial Trust	562,000	525,089
Mapletree Industrial Trust	734,603	764,548
Mapletree Logistics Trust	64,186	55,669
Miclyn Express Offshore, Ltd.	383,925	629,052
Parkway Life Real Estate Investment Trust	256,000	476,354
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a)	394,000	358,803
Singapore Post, Ltd. (a)	630,000	645,746
Starhill Global REIT	756,000	503,682
Triyards Holdings, Ltd. (b)	50,259	27,541
Venture Corp., Ltd. (a)	66,000	377,797
Wing Tai Holdings, Ltd. (a)	841,299	1,359,823

		18,051,105

SOUTH KOREA — 6.1%
Able C&C Co., Ltd. (a)	6,121	217,066
Asiana Airlines (b)	169,398	778,722
Binggrae Co., Ltd.	3,738	353,491
Cheil Communications, Inc. (b)	7	151
CJ E&M Corp. (b)	12,448	378,220
CJ Korea Express Corp. (b)	7,216	602,781
CJ O Shopping Co., Ltd.	1,973	596,020
Com2uSCorp (b)	5,332	155,704
Cosmax, Inc. (a)	7,700	308,121
Daesang Corp.	14,430	392,954
Daum Communications Corp.	16,598	1,146,694

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

DGB Financial Group, Inc.	70,400	$961,639
Dong-A Pharmaceutical Co., Ltd.	3,748	357,718
Dong-A ST Co., Ltd. (b)	6,277	654,055
Dongkuk Steel Mill Co., Ltd. (a)	35,440	336,696
Eugene Investment & Securities Co., Ltd. (b)	175,729	357,751
Fila Korea, Ltd.	6,139	370,367
GemVax & Kael Co., Ltd. (a)(b)	11,993	195,849
Grand Korea Leisure Co., Ltd.	19,940	618,078
Green Cross Corp.	4,511	483,865
Hana Tour Service, Inc.	17,973	1,131,525
Hanjin Heavy Industries & Construction Co., Ltd. (b)	24,506	216,725
Hanjin Shipping Co., Ltd. (a)(b)	51,518	323,439
Hanmi Pharm Co., Ltd. (b)	7,496	991,109
Hansol Paper Co. (a)	80,509	884,714
Hanwha Securities Co. (b)	121,242	389,614
Hite Jinro Co., Ltd. (a)	28,734	784,993
Honam Petrochemical Corp.	2,075	259,818
Hotel Shilla Co., Ltd.	34,083	1,820,466
Humax Co., Ltd.	47,567	508,137
Hyosung Corp.	10,548	544,925
Hyundai Development Co. (a)	40,700	890,942
Hyundai Elevator Co., Ltd. (b)	4,439	229,325
Hyundai Greenfood Co., Ltd.	38,470	606,331
Hyundai Home Shopping Network Corp.	3,591	482,657
Hyundai Marine & Fire Insurance Co., Ltd.	7	186
Hyundai Securities Co., Ltd.	77,260	432,285
Jeonbuk Bank	257,194	1,389,507
Korea Investment Holdings Co., Ltd.	24,120	877,533
Korean Reinsurance Co.	113,588	1,044,327
KT Skylife Co., Ltd.	13,788	455,153
Kumho Tire Co., Inc. (b)	56,790	544,504
LG Fashion Corp.	11,430	282,235
LG International Corp.	33,988	947,872
LG Life Sciences, Ltd. (a)(b)	25,363	1,065,999
LIG Insurance Co., Ltd.	60,470	1,236,351
Lotte Chilsung Beverage Co., Ltd.	401	484,550
Lotte Samkang Co., Ltd.	670	344,372
LS Industrial Systems Co., Ltd.	10,075	505,492
Macquarie Korea Infrastructure Fund	93,570	560,412
Medipost Co., Ltd. (b)	5,132	280,855
MegaStudy Co., Ltd.	5,828	314,862
Melfas, Inc. (a)	13,556	153,121
Meritz Finance Holdings Co., Ltd.	8	33
Meritz Fire & Marine Insurance Co., Ltd.	92,168	1,024,941
Meritz Securities Co., Ltd.	782,057	1,040,871
Mirae Asset Securities Co., Ltd.	16,297	595,771
Neowiz Games Corp. (b)	10,799	143,255
NongShim Co., Ltd. (a)	2,511	583,749
Paradise Co., Ltd.	32,107	650,827
Poongsan Corp.	39,183	787,400
Samsung Fine Chemicals Co., Ltd. (a)	29,620	1,099,679
Samyang Holdings Corp.	4,464	338,890
Seoul Semiconductor Co., Ltd.	21,723	641,961
SFA Engineering Corp.	29,428	1,479,066
SK Broadband Co., Ltd. (b)	154,151	685,685
SK Chemicals Co., Ltd. (a)	31,855	1,138,027
SM Entertainment Co. (a)(b)	8,250	244,166
STX Offshore & Shipbuilding Co., Ltd. (a)(b)	47,943	125,100
STX Pan Ocean Co., Ltd. (b)	110,699	135,702
Taekwang Industrial Co., Ltd.	482	404,322
Tong Yang Securities, Inc.	88,110	279,671
Woori Investment & Securities Co., Ltd.	3	30
Young Poong Corp.	557	724,263
Yuhan Corp.	9,209	1,483,697

		43,857,384

SPAIN — 1.0%
Bolsas y Mercados Espanoles (a)	22,888	559,764
Construcciones y Auxiliar de Ferrocarriles SA	3,642	1,552,769
Faes Farma SA	228,007	600,159
Indra Sistemas SA (a)	38,291	494,789
Tubacex SA	249,588	767,269
Tubos Reunidos SA	298,207	641,518
Vidrala SA	55,606	1,923,355
Zeltia SA (b)	227,782	546,272

		7,085,895

SWEDEN — 2.4%
AarhusKarlshamn AB	20,309	1,029,073
Axfood AB (a)	16,302	677,735
Axis Communications AB (a)	27,670	679,713
Betsson AB (b)	25,333	638,068
BillerudKorsnas AB	87,437	821,327
Carnegie Investment Bank AB (b)(c)	59,625	0
Fabege AB (a)	84,538	826,035
Haldex AB	172,294	1,166,589
Hexpol AB	14,258	923,149
Intrum Justitia AB	109,507	2,230,880
JM AB (a)	64,465	1,351,487
Kungsleden AB	167,355	971,978
New Wave Group AB (Class B)	211,550	1,024,926
Nobia AB (a)	98,073	566,690
Saab AB	43,111	818,218
Swedish Orphan Biovitrum AB (b)	119,314	710,639
Wihlborgs Fastigheter AB	194,616	2,869,018

		17,305,525

SWITZERLAND — 2.6%
Basilea Pharmaceutica AG (b)	13,553	1,002,706
Belimo Holding AG	2,095	4,665,397
Daetwyler Holding AG	18,920	1,989,684
Forbo Holding AG (b)	845	538,088
Georg Fischer AG (b)	3,166	1,394,526
Kudelski SA	66,011	819,774
Kuoni Reisen Holding (Class B) (b)	4,739	1,491,346
Logitech International SA	85,971	591,525
Mobimo Holding AG (b)	3,154	640,700
Nobel Biocare Holding AG (a)(b)	74,774	908,842
Straumann Holding AG (a)	4,317	646,991
Temenos Group AG (a)(b)	73,924	1,804,835
Valiant Holding AG	6,743	566,579
Valora Holding AG	8,657	1,592,965

		18,653,958

UNITED KINGDOM — 11.5%
A.G.BARR PLC	46,947	359,583

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Atkins WS PLC	40,008	$611,656
Aveva Group PLC	35,080	1,199,260
BBA Aviation PLC	148,087	629,115
Bellway PLC	93,353	1,798,174
Bodycote PLC	213,697	1,698,359
Bovis Homes Group PLC	183,812	2,125,757
Britvic PLC	226,199	1,759,981
BTG PLC (b)	161,242	903,634
Cable & Wireless Communications PLC	1,324,895	822,877
Carillion PLC (a)	146,223	612,990
Centamin PLC (b)	469,833	225,109
Chemring Group PLC	204,245	880,081
CSR PLC	152,370	1,245,627
Dairy Crest Group PLC	175,127	1,206,424
Darty PLC (a)	356,325	313,454
De La Rue PLC	29,398	430,943
Debenhams PLC	547,873	792,735
Dixons Retail PLC (b)	2,113,805	1,317,349
Domino’s Pizza UK & IRL PLC	56,270	572,236
Dunelm Group PLC	40,265	578,332
Elementis PLC	603,404	2,007,912
EnQuest PLC (b)	302,562	542,415
Enterprise Inns PLC (b)	439,023	714,475
Fenner PLC	222,137	1,034,330
Filtrona PLC	80,336	854,747
FirstGroup PLC	546,216	799,035
Galliford Try PLC	126,970	1,799,618
Gem Diamonds, Ltd. (b)	97,947	201,665
Genus PLC	34,131	708,683
Halfords Group PLC	87,176	419,534
Hays PLC	576,976	778,401
Henderson Group PLC	438,529	975,062
Heritage Oil PLC (a)(b)	123,183	248,486
Home Retail Group PLC	368,356	748,639
Homeserve PLC	137,827	585,318
Howden Joinery Group PLC	317,149	1,218,905
Hunting PLC	64,497	716,062
Intermediate Capital Group PLC	172,785	1,139,712
International Personal Finance	262,309	1,985,242
Interserve PLC	189,148	1,451,617
ITE Group PLC	513,527	2,322,580
J.D. Wetherspoon PLC	159,379	1,606,297
Jazztel PLC (b)	103,771	805,273
Jupiter Fund Management PLC	190,813	838,410
Keller Group PLC	99,400	1,494,032
Kier Group PLC (a)	58,577	1,017,261
Laird PLC	203,119	546,825
Mcbride PLC (b)	148,533	250,061
Michael Page International PLC (a)	269,728	1,517,748
Micro Focus International PLC	80,531	867,204
Mitchells & Butlers PLC (b)	226,520	1,274,275
Mitie Group PLC	501,971	1,913,246
Morgan Crucible Co. PLC	305,440	1,204,015
Morgan Sindall PLC	66,523	614,453
N Brown Group PLC	206,667	1,385,458
National Express Group PLC	207,028	704,929
Pace PLC	183,270	672,399
PayPoint PLC	105,730	1,691,806
Petropavlovsk PLC	73,041	99,703
Premier Farnell PLC	465,008	1,424,661
Premier Foods PLC (a)(b)	145,352	131,722
QinetiQ Group PLC	211,006	577,339
Redrow PLC (b)	304,182	1,005,749
Regus PLC	313,005	746,758
Renishaw PLC	19,284	452,175
Restaurant Group PLC	336,603	2,552,630
RPS Group PLC	306,341	938,548
Salamander Energy PLC (b)	136,497	298,116
Senior PLC	667,168	2,533,783
Shanks Group PLC	418,894	501,916
SIG PLC	317,377	814,952
SOCO International PLC (b)	105,197	557,316
Spirent Communications PLC	339,973	725,502
Spirit Pub Co. PLC	334,512	338,659
Synthomer PLC	129,001	375,659
Tullett Prebon PLC	255,366	1,235,531
Ultra Electronics Holdings PLC	51,661	1,342,209
Unite Group PLC	289,181	1,588,174
Victrex PLC	111,690	2,615,540
WH Smith PLC	169,158	1,842,115
Wincanton PLC (b)	232,265	224,576

		82,663,139

UNITED STATES — 0.0% (e)
Hecla Mining Co.	32,553	97,008

TOTAL COMMON STOCKS —
(Cost $754,040,179)		708,409,293

RIGHTS — 0.0% (e)
GREECE — 0.0% (e)
Marfin Investment Group Holdings SA (expired 5/24/13) (b)(c) (Cost $0)	928,186	1,206

SHORT TERM INVESTMENTS — 9.0%
UNITED STATES — 9.0%
MONEY MARKET FUNDS — 9.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	58,143,555	58,143,555
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	6,476,952	6,476,952

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,620,507)		64,620,507

TOTAL INVESTMENTS — 107.8%
(Cost $818,660,686)		773,031,006
OTHER ASSETS & LIABILITIES — (7.8)%		(56,217,578)

NET ASSETS — 100.0%		$716,813,428

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

	PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	5.9%
Commercial Banks	4.6
Real Estate Investment Trusts	4.5
Metals & Mining	3.9
Real Estate Management & Development	3.8
Chemicals	3.7
Specialty Retail	3.7
Electronic Equipment, Instruments & Components	3.6
Hotels, Restaurants & Leisure	3.6
Capital Markets	3.5
Media	3.4
Commercial Services & Supplies	3.0
Construction & Engineering	2.9
Oil, Gas & Consumable Fuels	2.9
Pharmaceuticals	2.3
Food Products	2.2
Auto Components	2.0
Software	1.7
Electrical Equipment	1.7
Energy Equipment & Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Health Care Equipment & Supplies	1.5
Trading Companies & Distributors	1.5
Household Durables	1.4
Building Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Professional Services	1.3
Industrial Conglomerates	1.3
Beverages	1.3
Road & Rail	1.2
Health Care Providers & Services	1.2
Biotechnology	1.0
Communications Equipment	1.0
Diversified Financial Services	0.9
Transportation Infrastructure	0.9
Multiline Retail	0.9
IT Services	0.9
Food & Staples Retailing	0.9
Marine	0.8
Internet & Catalog Retail	0.8
Paper & Forest Products	0.7
Containers & Packaging	0.7
Insurance	0.7
Aerospace & Defense	0.7
Wireless Telecommunication Services	0.7
Construction Materials	0.7
Internet Software & Services	0.7
Diversified Consumer Services	0.6
Gas Utilities	0.6
Consumer Finance	0.5
Computers & Peripherals	0.5
Thrifts & Mortgage Finance	0.5
Diversified Telecommunication Services	0.4
Leisure Equipment & Products	0.4
Independent Power Producers & Energy Traders	0.4
Electric Utilities	0.4
Distributors	0.3
Life Sciences Tools & Services	0.3
Air Freight & Logistics	0.3
Multi-Utilities	0.3
Household Products	0.2
Airlines	0.2
Automobiles	0.2
Office Electronics	0.1
Personal Products	0.0	***
Health Care Technology	0.0	***
Water Utilities	0.0	***
Short Term Investment	9.0
Other Assets & Liabilities	(7.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, representing 0.00% of net assets, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.00% of net assets, TT Hellenic Postbank SA, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Great Basin Gold, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Poseidon Concepts Corp., which was Level 2 and part of the Energy Equipment & Services Industry, representing 0.00% of net assets, Marfin Investment Group SA, which was Level 2 and part of the Diversified Financial Services Industry, representing 0.02% of net assets and Sequana, which was Level 2 and part of the Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 15.5%
Abacus Property Group (a)	2,702,398	$5,615,164
Astro Japan Property Group	33,090,087	1,866,342
Bunnings Warehouse Property Trust (a)	4,068,988	8,380,236
CFS Retail Property Trust Group (a)	22,962,626	42,037,690
Charter Hall Retail REIT (a)	2,653,091	9,252,614
Commonwealth Property Office Fund (a)	22,951,923	23,109,953
Dexus Property Group	47,322,013	46,348,351
Goodman Group	14,790,921	66,069,701
GPT Group (a)	15,933,612	56,005,769
Investa Office Fund	6,004,921	15,995,123
Westfield Group	19,738,312	206,691,841
Westfield Retail Trust (a)	29,867,446	84,751,439

		566,124,223

AUSTRIA — 1.5%
Atrium European Real Estate, Ltd.	1,713,794	8,910,695
CA Immobilien Anlagen AG (b)	713,110	8,210,794
IMMOFINANZ AG (b)	10,377,893	38,715,428

		55,836,917

BELGIUM — 0.7%
Befimmo Sicafi S.C.A.	157,697	9,967,265
Cofinimmo (a)	150,974	16,486,411

		26,453,676

BRAZIL — 1.1%
BR Malls Participacoes SA	4,469,710	40,426,792

CANADA — 10.4%
Artis REIT	602,518	8,629,837
Boardwalk REIT	250,888	13,862,516
Brookfield Asset Management, Inc. (Class A) (a)	5,491,499	196,766,351
Brookfield Office Properties, Inc. (a)(c)	468,923	7,821,636
Brookfield Office Properties, Inc. (a)(c)	2,003,974	33,223,854
Calloway REIT	547,788	13,350,045
Canadian Apartment Properties REIT	490,068	10,521,864
Canadian REIT	328,014	13,540,935
Chartwell Retirement Residences	824,794	7,669,775
First Capital Realty, Inc. (a)	831,007	14,060,832
H&R REIT	1,237,818	25,860,476
RioCan REIT	1,443,509	34,577,442

		379,885,563

CHINA — 3.0%
Hongkong Land Holdings, Ltd.	11,501,000	79,011,870
Kerry Properties, Ltd.	7,463,670	29,252,879

		108,264,749

FRANCE — 9.0%
Fonciere Des Regions (a)	362,254	27,141,268
Gecina SA (a)	257,043	28,393,275
Klepierre	955,826	37,620,771
Mercialys SA (a)	539,628	10,391,760
SILIC	83,754	8,636,464
Unibail-Rodamco SE	933,225	217,136,270

		329,319,808

HONG KONG — 8.2%
Champion REIT (a)	29,474,174	13,528,020
Hang Lung Group, Ltd.	7,202,808	38,724,025
Hang Lung Properties, Ltd.	18,827,755	65,661,139
Hysan Development Co., Ltd.	6,025,846	26,142,415
Prosperity REIT	11,402,000	3,630,953
The Link REIT (a)	22,374,929	110,052,220
Wheelock & Co., Ltd.	8,085,545	40,550,994

		298,289,766

ITALY — 0.1%
Beni Stabili SpA (a)	8,340,038	5,140,703

JAPAN — 21.4%
Activia Properties, Inc.	1,574	12,375,235
Aeon Mall Co., Ltd.	1,000,640	24,750,314
Daibiru Corp.	560,000	6,229,426
Daiwa Office Investment Corp. (a)	2,093	8,080,390
Frontier Real Estate Investment Corp. (a)	2,423	22,196,909
Fukuoka REIT Corp.	1,190	9,416,017
Global One Real Estate Investment Co., Ltd.	949	5,502,834
Hankyu REIT, Inc. (a)	1,012	5,032,748
Heiwa Real Estate Co., Ltd.	361,100	6,012,578
Hulic Co., Ltd. (a)	3,024,390	32,394,936
Japan Excellent, Inc. (a)	2,048	11,524,961
Japan Prime Realty Investment Corp. (a)	8,066	24,644,194
Japan Real Estate Investment Corp.	5,811	64,758,413
Japan Retail Fund Investment Corp.	20,332	42,409,930
Kenedix Realty Investment Corp.	2,807	11,161,877
Mitsui Fudosan Co., Ltd.	8,622,000	253,187,436
Mori Hills REIT Investment Corp. (a)	2,021	12,553,048
Mori Trust Sogo REIT, Inc. (a)	1,774	15,840,721
Nippon Building Fund, Inc. (a)	6,770	78,239,895
Nomura Real Estate Office Fund, Inc. (a)	2,834	12,410,429
NTT Urban Development Corp.	10,618	13,019,302
Orix JREIT, Inc.	15,558	17,776,544
Premier Investment Corp.	1,927	7,391,020
Tokyu Land Corp.	4,327,000	39,639,301
Tokyu REIT, Inc. (a)	1,551	9,009,181
Top REIT, Inc.	1,513	6,770,308
United Urban Investment Corp.	22,538	30,425,790

		782,753,737

NETHERLANDS — 2.0%
Corio NV (a)	940,629	37,371,088
Eurocommercial Properties NV	347,608	12,741,831
VastNed Retail NV	186,167	7,617,815
Wereldhave NV (a)	212,015	13,750,440

		71,481,174

NEW ZEALAND — 0.7%
Argosy Property, Ltd. (a)	6,623,305	5,012,873
Goodman Property Trust	9,942,009	7,908,558
Kiwi Income Property Trust (a)	9,482,323	7,799,204

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Precinct Properties (a)	7,815,309	$6,216,834

		26,937,469

PHILIPPINES — 0.9%
Ayala Land, Inc.	30,279,200	21,307,585
SM Prime Holdings, Inc.	34,189,200	12,900,092

		34,207,677

SINGAPORE — 7.9%
Ascendas REIT (a)	19,240,831	33,830,366
Cambridge Industrial Trust (a)	11,190,462	6,396,819
CapitaCommercial Trust (a)	19,860,676	22,940,858
CapitaLand, Ltd. (a)	24,982,999	60,669,902
CapitaMall Trust	25,024,168	39,362,308
Frasers Commercial Trust	4,868,304	5,297,059
Global Logistic Properties, Ltd. (a)	25,125,000	54,477,450
Guocoland, Ltd. (a)	3,425,666	5,510,020
Mapletree Logistics Trust	14,290,726	12,394,385
Singapore Land, Ltd.	919,000	6,499,590
Starhill Global REIT	13,544,482	9,023,959
Suntec REIT (a)	20,739,351	25,754,536
United Industrial Corp., Ltd.	3,369,000	8,022,061

		290,179,313

SOUTH AFRICA — 1.0%
Capital Property Fund	15,715,112	16,843,500
Fountainhead Property Trust	11,370,429	9,163,050
SA Corporate Real Estate Fund	13,361,034	5,302,852
Sycom Property Fund	1,397,138	3,870,306

		35,179,708

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	35,998	0

SWEDEN — 2.0%
Castellum AB	1,682,096	22,678,994
Fabege AB	1,374,795	13,433,351
Great Portland Estates PLC	3,363,338	27,112,751
Kungsleden AB	1,334,887	7,752,864

		70,977,960

SWITZERLAND — 2.1%
PSP Swiss Property AG (b)	376,784	32,575,100
Swiss Prime Site AG (b)	584,854	42,929,885

		75,504,985

THAILAND — 0.4%
Central Pattana PCL	10,948,600	15,885,443

UNITED KINGDOM — 11.0%
Big Yellow Group PLC	1,241,368	7,241,185
British Land Co. PLC	9,756,627	83,829,990
Capital & Counties Properties PLC	6,039,320	29,952,674
Derwent London PLC	837,574	29,218,023
Grainger PLC	4,071,807	8,930,078
Hammerson PLC	6,970,501	51,518,143
Intu Properties PLC	6,533,819	30,978,178
Land Securities Group PLC	7,629,172	102,289,126
Segro PLC	7,256,355	30,727,960
Shaftesbury PLC	2,459,174	22,192,489
Workspace Group PLC	1,030,891	6,066,585

		402,944,431

TOTAL COMMON STOCKS —
(Cost $3,276,190,956)		3,615,794,094

SHORT TERM INVESTMENTS — 7.2%
UNITED STATES — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	176,827,224	176,827,224
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	84,833,653	84,833,653

TOTAL SHORT TERM INVESTMENTS —
(Cost $261,660,877)		261,660,877

TOTAL INVESTMENTS — 106.1%
(Cost $3,537,851,833)		3,877,454,971
OTHER ASSETS & LIABILITIES — (6.1)%		(221,320,856)

NET ASSETS — 100.0%		$3,656,134,115

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	60.2%
Real Estate Management & Development	38.7
Short Term Investment	7.2
Other Assets & Liabilities	(6.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 7.0%
Australian Infrastructure Fund	232,457	$2,341
Macquarie Atlas Roads Group	146,686	260,482
Qube Holdings Ltd.	223,092	340,005
Sydney Airport	276,995	856,990
Transurban Group (a)	545,785	3,377,191

		4,837,009

BRAZIL — 1.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	17,189	178,937
Companhia Energetica de Minas Gerais ADR (a)	27,359	245,410
CPFL Energia SA ADR (a)	5,689	104,052
Ultrapar Participacoes SA ADR	33,471	801,296

		1,329,695

CANADA — 10.7%
AltaGas, Ltd. (a)	8,665	302,756
Enbridge, Inc.	64,866	2,718,352
Gibson Energy, Inc. (a)	9,715	227,001
Pembina Pipeline Corp. (a)	23,681	722,361
Teekay Corp. (a)	2,976	120,915
TransCanada Corp. (a)	56,814	2,438,540
Veresen, Inc. (a)	16,104	190,357
Westshore Terminals Investment Corp. (a)	23,874	650,173

		7,370,455

CHILE — 0.8%
Empresa Nacional de Electricidad SA ADR	5,601	247,396
Enersis SA ADR	19,167	313,572

		560,968

CHINA — 0.4%
China Longyuan Power Group Corp. (Class H) (a)	147,000	152,376
Huaneng Power International Inc, ADR	3,851	148,071

		300,447

FRANCE — 6.6%
Aeroports de Paris	14,669	1,424,532
GDF Suez	75,651	1,479,448
Groupe Eurotunnel SA	212,658	1,615,418

		4,519,398

GERMANY — 5.0%
E.ON AG	99,475	1,630,504
Fraport AG Frankfurt Airport Services Worldwide (a)	13,189	796,840
Hamburger Hafen und Logistik AG	9,365	200,126
RWE AG	24,507	781,094

		3,408,564

HONG KONG — 3.5%
China Gas Holdings, Ltd. (a)	120,000	122,687
China Merchants Holdings International Co., Ltd. (a)	424,000	1,320,157
China Resources Power Holdings Co., Ltd.	84,000	200,135
COSCO Pacific, Ltd.	604,000	784,947

		2,427,926

ITALY — 5.6%
Ansaldo STS SpA	36,321	351,020
Atlantia SpA (a)	119,910	1,952,987
Enel SpA	321,168	1,006,103
Gemina SpA (b)	190,467	341,163
Societa Iniziative Autostradali e Servizi SpA	22,756	185,906

		3,837,179

JAPAN — 3.6%
Japan Airport Terminal Co., Ltd. (a)	28,100	445,255
Kamigumi Co., Ltd.	97,000	780,218
Mitsubishi Logistics Corp.	63,000	878,391
The Sumitomo Warehouse Co., Ltd.	59,000	336,770

		2,440,634

MEXICO — 2.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,016	712,433
Grupo Aeroportuario del Sureste SAB de CV, ADR	6,889	766,333

		1,478,766

NETHERLANDS — 2.1%
Koninklijke Vopak NV	24,823	1,462,464

NEW ZEALAND — 1.2%
Auckland International Airport, Ltd.	372,242	853,823

NORWAY — 0.2%
Golar LNG, Ltd.	3,501	111,647

RUSSIA — 0.1%
Federal Hydrogenerating Co. JSC ADR (b)	63,541	92,960

SINGAPORE — 3.5%
Hutchison Port Holdings Trust	1,934,000	1,421,490
SATS Ltd. (a)	236,000	612,189
SIA Engineering Co., Ltd.	87,000	345,723

		2,379,402

SPAIN — 5.1%
Abertis Infraestructuras SA	127,544	2,221,559
Iberdrola SA	241,903	1,275,358

		3,496,917

SWITZERLAND — 1.0%
Flughafen Zuerich AG	1,417	710,634

UNITED KINGDOM — 7.7%
BBA Aviation PLC	178,015	756,257
Centrica PLC	257,975	1,409,357
National Grid PLC	180,838	2,046,107
Scottish & Southern Energy PLC	48,332	1,116,438

		5,328,159

UNITED STATES — 31.2%
American Electric Power Co., Inc.	24,405	1,092,856
Cheniere Energy, Inc. (a)(b)	18,004	499,791
Dominion Resources, Inc. (a)	29,195	1,658,860
Duke Energy Corp. (a)	35,462	2,393,685
Entergy Corp.	9,090	633,391
Exelon Corp.	42,998	1,327,778

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

FirstEnergy Corp. (a)	21,505	$802,997
Kinder Morgan, Inc.	50,308	1,919,250
NextEra Energy, Inc. (a)	21,230	1,729,821
PG&E Corp. (a)	22,118	1,011,456
PPL Corp. (a)	29,545	894,032
Public Service Enterprise Group, Inc. (a)	25,606	836,292
SemGroup Corp.(Class A)	3,413	183,824
Sempra Energy (a)	11,365	929,202
Ship Finance International, Ltd. (a)	3,851	57,149
Southern Co. (a)	43,698	1,928,393
Spectra Energy Corp.	52,963	1,825,105
The Williams Cos., Inc.	54,364	1,765,199

		21,489,081

TOTAL COMMON STOCKS —
(Cost $75,905,851)		68,436,128

SHORT TERM INVESTMENTS — 17.3%
UNITED STATES — 17.3%
MONEY MARKET FUNDS — 17.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,032,755	10,032,755
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	1,896,573	1,896,573

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,929,328)		11,929,328

TOTAL INVESTMENTS — 116.7%
(Cost $87,835,179)		80,365,456
OTHER ASSETS & LIABILITIES — (16.7)%		(11,506,795)

NET ASSETS — 100.0%		$68,858,661

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Transportation Infrastructure	38.8%
Electric Utilities	21.6
Oil, Gas & Consumable Fuels	20.3
Multi-Utilities	17.1
Independent Power Producers & Energy Traders	1.1
Water Utilities	0.3
Gas Utilities	0.2
Short Term Investment	17.3
Other Assets & Liabilities	(16.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 9.8%
Amcor, Ltd.	619,086	$5,746,140
BHP Billiton, Ltd.	671,195	19,273,054
Fortescue Metals Group, Ltd. (a)	594,951	1,655,549
Incitec Pivot, Ltd. (a)	805,205	2,107,948
Newcrest Mining, Ltd.	258,001	2,330,912
Rio Tinto, Ltd. (a)	155,038	7,432,040
Woodside Petroleum, Ltd.	63,649	2,039,722

		40,585,365

BRAZIL — 2.9%
Companhia Siderurgica Nacional SA ADR (a)	268,991	745,105
Fibria Celulose SA ADR (a)(b)	108,791	1,206,492
Gerdau SA ADR	322,299	1,840,327
Petroleo Brasileiro SA ADR	155,413	2,085,642
Vale SA ADR (a)	470,410	6,185,892

		12,063,458

CANADA — 12.4%
Agnico-Eagle Mines, Ltd.	61,326	1,685,818
Agrium, Inc.	74,243	6,416,870
Barrick Gold Corp.	358,431	5,641,704
Canadian Natural Resources, Ltd.	110,000	3,091,616
Goldcorp, Inc.	287,998	7,130,677
Imperial Oil, Ltd.	25,958	987,927
Kinross Gold Corp.	399,639	2,041,854
Potash Corp. of Saskatchewan, Inc.	434,406	16,563,901
Suncor Energy, Inc.	154,752	4,547,431
Teck Resources, Ltd. (Class B) (a)	167,716	3,572,281

		51,680,079

CHILE — 0.4%
Sociedad Quimica y Minera de Chile SA ADR	44,682	1,805,153

CHINA — 0.5%
PetroChina Co., Ltd.	1,994,000	2,120,907

COLOMBIA — 0.2%
Ecopetrol SA, ADR (a)	23,763	999,472

FINLAND — 1.1%
Stora Enso Oyj	281,568	1,884,879
UPM-Kymmene Oyj (a)	259,608	2,541,008

		4,425,887

FRANCE — 2.8%
Total SA	237,187	11,563,067

GERMANY — 1.4%
K+S AG	85,759	3,166,412
ThyssenKrupp AG (b)	135,172	2,652,240

		5,818,652

HONG KONG — 0.6%
CNOOC, Ltd.	1,539,000	2,611,182

INDIA — 0.5%
Reliance Industries, Ltd. GDR (c)	75,583	2,176,035

ISRAEL — 0.5%
Israel Chemicals, Ltd.	215,616	2,128,115

ITALY — 1.4%
ENI SpA	274,184	5,623,958

JAPAN — 3.7%
JFE Holdings, Inc.	191,200	4,190,289
Nippon Steel Corp.	3,328,000	8,978,749
OJI Paper Co., Ltd. (a)	506,000	2,037,550

		15,206,588

LUXEMBOURG — 0.9%
ArcelorMittal	339,043	3,778,603

NETHERLANDS — 3.3%
Nutreco NV	34,057	1,445,382
Royal Dutch Shell PLC (Class A)	381,547	12,152,542

		13,597,924

NORWAY — 1.4%
StatoilHydro ASA	105,705	2,169,133
Yara International ASA	89,459	3,548,443

		5,717,576

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	66,461	980,965
Southern Copper Corp. (a)	68,623	1,895,367

		2,876,332

RUSSIA — 3.8%
Gazprom OAO ADR (b)	572,506	3,767,090
Lukoil OAO ADR (d)	46,030	2,642,122
Lukoil OAO ADR (d)	3,605	207,828
MMC Norilsk Nickel OJSC ADR	225,842	3,254,383
Novolipetsk Steel OJSC GDR	23,317	306,152
Rosneft Oil Co. GDR	102,092	699,330
Surgutneftegas OJSC ADR (b)	94,450	740,488
Uralkali OJSC GDR	121,220	4,012,382

		15,629,775

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd. (a)	3,346,000	1,477,379
Wilmar International, Ltd.	1,231,000	3,057,360

		4,534,739

SOUTH AFRICA — 1.4%
AngloGold Ashanti, Ltd. ADR	136,727	1,955,196
Gold Fields, Ltd. ADR	265,417	1,393,440
Sasol, Ltd. ADR	48,062	2,081,565
Sibanye Gold, Ltd. ADR (b)	61,866	181,886

		5,612,087

SOUTH KOREA — 1.8%
POSCO ADR	115,801	7,536,329

SPAIN — 0.5%
Repsol YPF SA	91,316	1,924,079

SWEDEN — 1.8%
Svenska Cellulosa AB (Class B)	302,664	7,547,037

SWITZERLAND — 4.2%
Syngenta AG	45,024	17,587,983

UNITED KINGDOM — 7.2%
Anglo American PLC	489,893	9,406,645
Antofagasta PLC	133,368	1,608,120
BG Group PLC	346,872	5,884,438
BP PLC	1,913,522	13,212,446

		30,111,649

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

UNITED STATES — 33.0%
Alcoa, Inc. (a)	377,406	$2,951,315
Anadarko Petroleum Corp.	32,825	2,820,652
Apache Corp. (a)	25,562	2,142,862
Archer-Daniels-Midland Co.	214,121	7,260,843
Bunge, Ltd. (a)	47,317	3,348,624
CF Industries Holdings, Inc.	19,276	3,305,834
Chevron Corp.	127,064	15,036,754
ConocoPhillips (a)	80,116	4,847,018
Devon Energy Corp.	25,175	1,306,079
EOG Resources, Inc.	17,803	2,344,299
Exxon Mobil Corp.	243,837	22,030,673
Freeport-McMoRan Copper & Gold, Inc.	370,841	10,238,920
International Paper Co.	142,621	6,319,536
MeadWestvaco Corp.	56,899	1,940,825
Monsanto Co.	173,207	17,112,852
Newmont Mining Corp. (a)	175,621	5,259,849
Nucor Corp. (a)	112,650	4,879,998
Occidental Petroleum Corp.	52,540	4,688,144
Phillips 66	40,416	2,380,907
Plum Creek Timber Co., Inc. (a)	52,684	2,458,762
Rayonier, Inc.	40,228	2,228,229
Rock-Tenn Co. (Class A) (a)	23,494	2,346,581
The Mosaic Co.	89,548	4,818,578
Weyerhaeuser Co.	177,497	5,056,890

		137,125,024

TOTAL COMMON STOCKS —
(Cost $481,209,179)		412,387,055

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 7/12/13) (b) (Cost $53,264)	89,298	49,680

SHORT TERM INVESTMENTS — 7.3%
UNITED STATES — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	22,365,694	22,365,694
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	8,027,555	8,027,555

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,393,249)		30,393,249

TOTAL INVESTMENTS — 106.6%
(Cost $511,655,692)		442,829,984
OTHER ASSETS & LIABILITIES — (6.6)%		(27,495,803)

NET ASSETS — 100.0%		$415,334,181

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	33.9%
Metals & Mining	31.7
Chemicals	19.7
Paper & Forest Products	4.6
Food Products	4.0
Containers & Packaging	2.5
Household Products	1.8
Real Estate Investment Trusts	1.1
Short Term Investment	7.3
Other Assets & Liabilities	(6.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.0%
Alumina, Ltd. (a)(b)	236,684	$213,399
Amcor, Ltd.	116,718	1,083,336
AMP, Ltd.	78,765	306,415
Australia & New Zealand Banking Group, Ltd.	71,861	1,879,935
BHP Billiton, Ltd.	107,355	3,082,649
Boral, Ltd. (b)	154,549	595,574
Brambles, Ltd.	58,480	499,967
CFS Retail Property Trust Group (b)	176,962	323,964
Coca-Cola Amatil, Ltd.	80,543	937,045
Commonwealth Bank of Australia	40,529	2,566,456
CSL, Ltd.	21,252	1,197,917
Fortescue Metals Group, Ltd. (b)	64,867	180,503
Iluka Resources, Ltd. (b)	12,998	118,858
Insurance Australia Group, Ltd.	82,753	412,069
Lend Lease Group	72,441	553,679
Macquarie Group, Ltd.	21,314	816,874
National Australia Bank, Ltd.	43,752	1,188,637
Newcrest Mining, Ltd.	19,172	173,210
Origin Energy, Ltd.	63,959	735,909
Qantas Airways, Ltd. (a)	189,326	233,954
QBE Insurance Group, Ltd.	27,903	385,414
Rio Tinto, Ltd.	9,985	478,650
Santos, Ltd.	56,879	652,365
Sonic Healthcare, Ltd.	28,190	382,153
Suncorp Group, Ltd.	81,102	884,902
Toll Holdings, Ltd.	79,466	386,973
Transurban Group (b)	72,016	445,618
Wesfarmers, Ltd. (c)	1,315	47,666
Wesfarmers, Ltd. (b)(c)	14,978	553,066
Westfield Group	45,366	475,055
Westpac Banking Corp.	59,743	1,579,325
Woodside Petroleum, Ltd.	20,337	651,728
Woolworths, Ltd.	36,329	1,091,056

		25,114,321

AUSTRIA — 0.3%
Erste Group Bank AG	15,045	401,000
OMV AG	7,623	343,834
Raiffeisen International Bank-Holding AG	10,154	295,650
Telekom Austria AG	15,570	98,441

		1,138,925

BELGIUM — 0.7%
Ageas	12,042	422,234
Anheuser-Busch InBev NV	25,191	1,442,882
Delhaize Group (b)	3,440	212,351
KBC Groep NV	9,873	367,100
Solvay SA	3,046	398,705
UCB SA	5,114	275,104

		3,118,376

BRAZIL — 2.0%
Banco Bradesco SA Preference Shares ADR (b)	74,309	966,760
Companhia de Bebidas das Americas Preference Shares ADR	39,155	1,462,439
Companhia Energetica de Minas Gerais ADR (b)	71,651	642,710
Companhia Siderurgica Nacional SA ADR (b)	48,146	133,364
Gerdau SA ADR	71,754	409,715
Itau Unibanco Holding SA Preference Shares ADR	107,230	1,385,412
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	34,586	13,039
Petroleo Brasileiro SA ADR	125,680	1,842,469
Tim Participacoes SA ADR	7,821	145,471
Vale SA ADR (b)	16,035	210,860
Vale SA Preference Shares ADR	105,671	1,284,959

		8,497,198

CANADA — 7.5%
Agnico-Eagle Mines, Ltd.	4,295	118,067
Agrium, Inc.	5,647	488,074
Bank of Montreal	18,292	1,057,692
Bank of Nova Scotia (b)	28,684	1,528,617
Barrick Gold Corp.	30,892	486,096
Brookfield Asset Management, Inc. (Class A)	19,033	681,973
Brookfield Office Properties, Inc. (b)	31,831	527,726
Cameco Corp. (b)	12,742	262,220
Canadian Imperial Bank of Commerce (b)	11,325	801,268
Canadian National Railway Co.	16,352	1,587,227
Canadian Natural Resources, Ltd.	35,521	998,339
Canadian Pacific Railway, Ltd. (b)	7,613	920,315
Canadian Tire Corp., Ltd. (Class A) (b)	5,647	423,839
Cenovus Energy, Inc.	24,725	703,114
Eldorado Gold Corp.	16,306	100,623
Enbridge, Inc.	30,663	1,285,000
EnCana Corp.	24,856	419,156
Enerplus Corp. (b)	9,998	147,276
First Quantum Minerals, Ltd.	11,602	171,564
Gildan Activewear, Inc.	13,330	538,911
Goldcorp, Inc.	22,793	564,343
Husky Energy, Inc.	12,878	342,046
IGM Financial, Inc. (b)	10,747	459,341
Imperial Oil, Ltd.	14,452	550,024
Kinross Gold Corp.	28,635	146,303
Loblaw Cos., Ltd. (b)	10,267	462,767
Manulife Financial Corp.	45,278	722,336
National Bank of Canada	9,809	697,727
New Gold, Inc. (a)	16,177	104,427
Onex Corp.	17,958	812,319
Penn West Petroleum, Ltd. (b)	13,700	144,149
Potash Corp. of Saskatchewan, Inc.	30,854	1,173,385
Research In Motion, Ltd. (a)(b)	15,724	165,147
Rogers Communications, Inc. (Class B) (b)	15,335	598,893
Royal Bank of Canada (b)	36,218	2,103,833
Shaw Communications, Inc. (Class B) (b)	16,434	393,188
Shoppers Drug Mart Corp. (b)	10,337	475,427
Silver Wheaton Corp.	10,295	201,128
SNC-Lavalin Group, Inc.	13,540	570,247
Sun Life Financial, Inc.	18,281	539,792
Suncor Energy, Inc.	36,019	1,058,428
Talisman Energy, Inc.	40,255	457,899
Teck Resources, Ltd. (Class B)	22,954	488,911

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

TELUS Corp.	16,658	$484,763
The Toronto-Dominion Bank (b)	22,868	1,831,044
Thomson Reuters Corp. (b)	18,058	587,469
TransAlta Corp. (b)	19,638	268,244
TransCanada Corp. (b)	19,329	829,629
Valeant Pharmaceuticals International, Inc. (a)	5,892	506,457
Yamana Gold, Inc. (b)	19,492	185,321

		31,172,084

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR (b)	16,046	708,752
Enersis SA ADR	49,476	809,427
Sociedad Quimica y Minera de Chile SA ADR	3,764	152,066

		1,670,245

CHINA — 2.4%
Agricultural Bank of China, Ltd. (b)	763,000	314,787
Bank of China, Ltd.	2,273,436	935,010
Bank of Communications Co., Ltd. (b)	451,710	291,187
China Construction Bank Corp.	1,670,720	1,182,548
China COSCO Holdings Co., Ltd. (a)(b)	324,295	142,155
China Life Insurance Co., Ltd.	264,000	626,274
China Merchants Bank Co., Ltd. (b)	162,500	271,520
China Petroleum & Chemical Corp.	869,800	612,286
China Shenhua Energy Co., Ltd.	64,500	164,652
China Telecom Corp., Ltd.	778,000	371,128
Hengan International Group Co., Ltd.	33,000	359,512
Huaneng Power International, Inc. (b)	536,000	530,724
Industrial & Commercial Bank of China	1,804,045	1,137,362
PetroChina Co., Ltd.	666,000	708,387
PICC Property & Casualty Co., Ltd.	154,964	174,816
Ping An Insurance Group Co. of China, Ltd. (b)	66,000	444,178
Tencent Holdings, Ltd.	26,700	1,047,160
Tingyi Cayman Islands Holding Corp.	130,000	338,561
Wumart Stores, Inc. (b)	61,000	112,463
Yanzhou Coal Mining Co., Ltd. (b)	128,000	91,755
Zijin Mining Group Co., Ltd. (b)	658,000	116,222

		9,972,687

COLOMBIA — 0.1%
BanColombia SA ADR	4,892	276,398

DENMARK — 0.9%
A P Moller — Maersk A/S	66	472,041
Danske Bank A/S (a)	22,280	380,513
DSV A/S	17,123	416,873
Novo Nordisk A/S (Class B)	16,099	2,505,408

		3,774,835

FINLAND — 1.0%
Elisa Oyj	10,947	213,584
Fortum Oyj (b)	16,315	305,381
Kesko Oyj (Class B)	6,576	182,581
Kone Oyj (Class B)	12,527	994,090
Metso Oyj	8,651	293,719
Neste Oil Oyj (b)	10,478	153,087
Nokia Oyj (a)(b)	69,614	257,528
Sampo Oyj (Class A)	17,422	678,021
Stora Enso Oyj	44,428	297,411
UPM-Kymmene Oyj (b)	28,037	274,422
Wartsila Oyj (b)	7,876	342,244

		3,992,068

FRANCE — 6.3%
Accor SA	7,866	276,422
Air Liquide SA (b)	10,238	1,262,516
Alstom SA (b)	7,011	229,289
AXA SA	44,563	874,381
BNP Paribas	28,274	1,542,663
Bouygues SA (b)	7,479	190,640
Cap Gemini SA	5,165	250,758
Carrefour SA	19,996	549,206
Credit Agricole SA (a)	25,059	215,079
Danone	16,858	1,263,495
Essilor International SA	10,657	1,132,303
France Telecom SA	58,784	555,350
GDF Suez	30,848	603,271
Kering	4,374	887,797
L’Oreal SA	8,609	1,412,788
Lagardere SCA	5,959	165,760
LVMH Moet Hennessy Louis Vuitton SA	7,005	1,133,628
Pernod — Ricard SA	6,112	676,807
Publicis Groupe SA (b)	7,834	557,011
Renault SA	13,950	937,471
Sanofi	30,851	3,192,893
Schneider Electric SA	16,018	1,160,354
Societe Generale	19,031	653,068
Sodexo	4,644	386,336
Technip SA	4,842	490,985
Total SA	63,840	3,112,254
Unibail-Rodamco SE	2,322	540,267
Vallourec SA	3,408	172,212
Veolia Environnement SA (b)	13,487	153,239
Vinci SA	16,785	841,192
Vivendi SA	40,759	770,867

		26,190,302

GERMANY — 5.8%
Adidas AG	10,009	1,081,667
Allianz SE	13,350	1,947,873
BASF SE	27,816	2,481,428
Bayer AG	21,837	2,325,567
Commerzbank AG (a)	20,215	176,000
Daimler AG	28,001	1,691,918
Deutsche Bank AG	23,735	992,043
Deutsche Boerse AG	8,469	556,696
Deutsche Lufthansa AG (a)	12,246	248,240
Deutsche Post AG	32,698	811,585
Deutsche Telekom AG	88,893	1,035,768
E.ON AG	56,801	931,031
Fresenius Medical Care AG & Co. KGaA	9,203	652,316
Linde AG	4,187	780,178
MAN SE	4,772	520,422
Merck KGaA	3,379	514,106
Metro AG	6,025	190,464
Muenchener Rueckversicherungs- Gesellschaft AG	6,724	1,235,862

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

RWE AG	14,647	$466,834
SAP AG	28,148	2,058,450
Siemens AG	25,463	2,570,064
ThyssenKrupp AG (a)	12,001	235,474
Volkswagen AG	3,796	738,901

		24,242,887

HONG KONG — 3.9%
AIA Group, Ltd.	318,200	1,347,653
Bank of East Asia, Ltd. (b)	232,440	837,597
Belle International Holdings, Ltd.	195,000	268,000
Cheung Kong Holdings, Ltd.	66,000	895,163
China Mengniu Dairy Co., Ltd.	63,000	225,396
China Merchants Holdings International Co., Ltd. (b)	132,941	413,922
China Mobile, Ltd.	200,000	2,088,611
China Overseas Land & Investment, Ltd. (b)	134,000	351,570
China Resources Enterprise, Ltd. (b)	130,000	408,955
China Unicom (Hong Kong), Ltd.	260,000	345,266
Citic Pacific, Ltd. (b)	134,000	143,738
CNOOC, Ltd.	600,217	1,018,373
COSCO Pacific, Ltd.	265,934	345,603
Esprit Holdings, Ltd. (b)	6	9
Hang Lung Properties, Ltd.	134,000	467,320
Henderson Land Development Co., Ltd.	71,412	426,280
Hong Kong & China Gas Co., Ltd.	515,151	1,259,260
Hong Kong Exchanges and Clearing, Ltd. (b)	53,939	814,334
Hutchison Whampoa, Ltd.	66,000	693,922
Li & Fung, Ltd. (b)	268,000	368,328
New World Development Co., Ltd. (b)	405,017	560,816
Sands China, Ltd.	80,000	376,981
Shangri-La Asia, Ltd.	132,333	228,621
Sun Hung Kai Properties, Ltd.	68,268	881,036
Swire Pacific, Ltd.	66,000	799,010
The Link REIT	166,774	820,286

		16,386,050

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	4,114	307,744

INDIA — 1.6%
Axis Bank, Ltd. GDR (b)	9,285	210,584
Dr. Reddy’s Laboratories, Ltd. ADR (b)	26,625	1,006,957
HDFC Bank, Ltd. ADR	40,042	1,451,122
ICICI Bank, Ltd. ADR (b)	29,326	1,121,719
Infosys Technologies, Ltd. ADR (b)	18,536	763,498
Mahindra & Mahindra, Ltd. GDR	11,586	189,779
Reliance Industries, Ltd. GDR (d)	33,117	953,438
Tata Motors, Ltd. ADR	36,858	863,952

		6,561,049

INDONESIA — 0.9%
Astra Agro Lestari Tbk PT	94,000	186,579
Astra International Tbk PT	1,366,000	963,426
Bank Central Asia Tbk PT	233,500	235,265
Bank Mandiri Tbk PT	270,000	244,836
Bank Rakyat Indonesia Persero Tbk PT	1,266,600	989,033
Bumi Resources Tbk PT (a)	835,500	46,300
Charoen Pokphand Indonesia Tbk PT	685,000	355,441
Gudang Garam Tbk PT	31,500	160,594
Telekomunikasi Indonesia Tbk PT	367,000	415,995

		3,597,469

IRELAND — 0.3%
CRH PLC	8,130	164,329
Elan Corp. PLC (a)	33,262	464,999
James Hardie Industries Plc	82,276	707,173

		1,336,501

ISRAEL — 0.5%
Bank Hapoalim BM (a)	129,703	586,814
Bank Leumi Le-Israel BM (a)	118,432	393,651
Teva Pharmaceutical Industries, Ltd. ADR	30,756	1,205,635

		2,186,100

ITALY — 1.2%
Assicurazioni Generali SpA	31,024	541,182
Atlantia SpA (b)	23,132	376,753
Banca Monte dei Paschi di Siena SpA (a)(b)	196,074	49,699
Enel SpA	177,123	554,862
ENI SpA	61,047	1,252,173
Fiat Industrial SpA	22,357	248,905
Fiat SpA (a)	48,053	335,419
Finmeccanica SpA (a)	14,715	73,602
Intesa Sanpaolo SpA	319,529	511,283
Mediobanca SpA	21,219	110,326
Pirelli & C. SpA (b)	27,524	318,237
Saipem SpA	13,084	212,420
Telecom Italia SpA	437,035	303,355
UBI Banca ScPA (b)	31,227	112,923
UniCredit SpA	19,467	91,044

		5,092,183

JAPAN — 16.1%
Aeon Co., Ltd. (b)	19,600	256,900
Aisin Seiki Co., Ltd.	13,100	500,473
Asahi Breweries, Ltd. (b)	20,000	495,495
Asahi Glass Co., Ltd. (b)	65,000	422,711
Asahi Kasei Corp.	67,000	442,462
Astellas Pharma, Inc.	20,000	1,085,217
Bridgestone Corp. (b)	20,000	680,525
Canon, Inc. (b)	26,400	859,757
Central Japan Railway Co.	6,700	818,151
Chubu Electric Power Co., Inc.	26,600	376,500
Chuo Mitsui Trust Holdings, Inc.	66,000	307,626
Credit Saison Co., Ltd.	19,500	488,604
Daiichi Sankyo Co., Ltd.	26,700	445,112
Daikin Industries, Ltd.	20,000	807,369
Daiwa Securities Group, Inc.	65,000	545,075
DeNA Co., Ltd. (b)	6,900	135,312
Denso Corp.	13,400	629,295
East Japan Railway Co.	13,300	1,032,295
Eisai Co., Ltd. (b)	6,700	272,829
Electric Power Development Co., Ltd.	6,700	209,090
FANUC Corp.	6,600	955,434
FUJIFILM Holdings Corp.	19,700	433,327
Fujitsu, Ltd.	67,000	276,539
Furukawa Electric Co., Ltd. (b)	67,000	155,132
Hitachi, Ltd.	133,000	852,882
Honda Motor Co., Ltd.	46,700	1,732,416

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Hoya Corp.	13,400	$276,404
Inpex Corp.	65	270,901
ITOCHU Corp.	66,700	768,828
Japan Real Estate Investment Corp.	67	746,655
Japan Retail Fund Investment Corp.	268	559,013
Japan Tobacco, Inc.	26,700	942,100
JFE Holdings, Inc.	19,700	431,740
JSR Corp.	13,400	270,603
JX Holdings, Inc.	120,208	582,071
Kajima Corp.	67,000	221,906
Kamigumi Co., Ltd.	66,000	530,870
KDDI Corp.	13,400	696,069
Keikyu Corp. (b)	66,423	569,712
Kintetsu Corp. (b)	133,000	583,762
Kobe Steel, Ltd. (a)(b)	134,000	165,923
Komatsu, Ltd.	33,300	768,681
Konica Minolta Holdings, Inc.	33,500	252,595
Kubota Corp.	66,000	962,078
Kyocera Corp.	6,600	671,063
LIXIL Group Corp.	13,100	318,747
Makita Corp.	6,500	350,732
Marubeni Corp.	66,000	440,509
Marui Group Co., Ltd.	40,100	399,244
Mitsubishi Chemical Holdings Corp.	67,000	314,310
Mitsubishi Corp.	46,700	798,745
Mitsubishi Electric Corp.	66,000	617,245
Mitsubishi Estate Co., Ltd.	66,618	1,771,160
Mitsubishi Heavy Industries, Ltd.	133,000	737,736
Mitsubishi UFJ Financial Group, Inc.	275,900	1,699,812
Mitsui & Co., Ltd.	66,700	836,646
Mitsui Chemicals, Inc. (b)	67,000	151,085
Mitsui Fudosan Co., Ltd.	21,000	616,671
Mizuho Financial Group, Inc.	382,700	793,640
MS&AD Insurance Group Holdings, Inc.	20,000	507,777
Murata Manufacturing Co., Ltd.	6,700	509,236
NEC Corp.	66,000	144,179
Nidec Corp. (b)	6,800	473,710
Nippon Steel Corp.	267,000	720,350
Nippon Telegraph & Telephone Corp.	13,300	688,196
Nippon Yusen K.K. (b)	67,000	177,390
Nissan Motor Co., Ltd.	66,700	674,823
Nitto Denko Corp.	6,600	423,899
NKSJ Holdings, Inc.	19,900	473,786
Nomura Holdings, Inc.	72,900	536,466
NTT Data Corp.	67	237,419
NTT DoCoMo, Inc.	534	828,403
Obayashi Corp.	67,000	347,360
ORIX Corp.	73,400	1,001,228
Osaka Gas Co., Ltd.	133,000	561,001
Panasonic Corp. (a)	68,200	547,193
Resona Holdings, Inc.	20,000	97,247
Rohm Co., Ltd.	6,500	261,741
Secom Co., Ltd.	6,700	364,222
Seven & I Holdings Co., Ltd.	26,700	974,354
Sharp Corp. (a)(b)	65,000	261,741
Shin-Etsu Chemical Co., Ltd.	13,300	880,999
Softbank Corp.	26,700	1,556,279
Sony Corp. (b)	33,100	692,423
Sumitomo Chemical Co., Ltd.	67,000	210,439
Sumitomo Corp.	33,400	415,924
Sumitomo Electric Industries, Ltd.	26,700	318,782
Sumitomo Mitsui Financial Group, Inc.	20,000	916,092
T&D Holdings, Inc.	13,100	175,924
Takeda Pharmaceutical Co., Ltd.	26,700	1,204,168
TDK Corp.	6,700	231,011
Teijin, Ltd.	133,000	291,881
Terumo Corp.	13,300	660,749
The Bank of Yokohama, Ltd.	67,000	345,336
The Chiba Bank, Ltd.	67,000	455,952
The Joyo Bank, Ltd.	67,000	366,245
The Kansai Electric Power Co., Inc. (a)	32,900	450,104
The Shizuoka Bank, Ltd.	66,000	710,263
The Tokyo Electric Power Co., Inc. (a)	46,600	240,658
Tohoku Electric Power Co., Inc. (a)	13,500	168,385
Tokio Marine Holdings, Inc.	20,000	633,211
Tokyo Electron, Ltd.	6,700	338,592
Tokyo Gas Co., Ltd.	133,000	733,719
Tokyu Corp.	67,000	437,741
Toppan Printing Co., Ltd.	67,000	464,720
Toray Industries, Inc.	67,000	433,020
Toshiba Corp.	67,000	321,729
Toyota Motor Corp.	80,100	4,830,110
Toyota Tsusho Corp.	20,000	514,824
West Japan Railway Co.	13,300	563,678
Yahoo! Japan Corp.	868	427,293
Yamada Denki Co., Ltd. (b)	3,930	159,241
Yamaha Corp.	25,800	295,310
Yamaha Motor Co., Ltd.	26,700	345,392

		66,935,699

LUXEMBOURG — 0.1%
ArcelorMittal	21,886	243,917

MEXICO — 1.0%
America Movil SAB de CV (b)	1,196,176	1,297,571
Cemex SAB de CV (a)(b)	482,806	510,017
Fomento Economico Mexicano SAB de CV	62,387	643,274
Grupo Financiero Banorte SAB de CV	139,039	818,916
Grupo Mexico SAB de CV	78,050	224,578
Grupo Televisa SA de CV (Series CPO)	121,939	606,145
Industrias Penoles SA de CV	5,614	168,793

		4,269,294

NETHERLANDS — 3.1%
Akzo Nobel NV	10,921	614,885
ASML Holding NV	12,052	949,660
European Aeronautic Defence and Space Co. NV	15,694	837,719
Heineken NV	8,468	538,799
ING Groep NV (a)	81,949	745,649
Koninklijke (Royal) KPN NV	183,739	381,416
Koninklijke Ahold NV	43,478	646,247
Koninklijke DSM NV	9,443	614,460
Koninklijke Philips Electronics NV	39,219	1,067,751
Reed Elsevier NV	35,436	589,587
Royal Dutch Shell PLC (Class A)	104,619	3,332,189
TNT Express NV	17,553	131,467
Unilever NV (b)	55,016	2,163,611

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Wolters Kluwer NV	17,138	$362,110

		12,975,550

NORWAY — 0.6%
DnB NOR ASA	53,610	772,185
Norsk Hydro ASA (b)	81,055	321,775
StatoilHydro ASA	32,248	661,749
Telenor ASA	25,862	509,951
Yara International ASA	6,628	262,903

		2,528,563

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	4,659	68,767
Credicorp, Ltd.	1,931	247,091

		315,858

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	3,830	259,904

POLAND — 0.0% (e)
Telekomunikacja Polska SA GDR (b)	51,373	117,973

PORTUGAL — 0.0% (e)
Portugal Telecom SGPS SA (b)	50,021	194,409

RUSSIA — 1.2%
Federal Hydrogenerating Co. JSC ADR (a)(c)	40,054	58,479
Federal Hydrogenerating Co. JSC ADR (a)(c)	6,312	9,234
Gazprom OAO ADR (a)(b)	156,164	1,027,559
Lukoil OAO ADR	18,976	1,093,966
MMC Norilsk Nickel OJSC ADR	10,283	148,178
Mobile TeleSystems ADR	31,187	590,682
Sberbank of Russia ADR (a)(b)	43,459	494,998
Surgutneftegas OJSC ADR Preference Shares (a)	43,837	268,721
Tatneft ADR (a)	25,317	919,767
Uralkali OJSC GDR	6,570	217,467

		4,829,051

SINGAPORE — 1.2%
CapitaLand, Ltd. (b)	133,000	322,984
DBS Group Holdings, Ltd.	67,206	821,330
Singapore Exchange, Ltd.	133,000	737,199
Singapore Press Holdings, Ltd. (b)	200,000	657,573
Singapore Telecommunications, Ltd.	467,000	1,388,150
United Overseas Bank, Ltd.	66,014	1,033,697

		4,960,933

SOUTH AFRICA — 1.3%
Anglo Platinum, Ltd. (a)(b)	5,251	156,040
AngloGold Ashanti, Ltd.	13,884	195,773
Discovery Holdings, Ltd.	30,954	262,108
FirstRand, Ltd.	130,511	380,337
Gold Fields, Ltd.	31,618	161,702
Harmony Gold Mining Co., Ltd.	27,592	99,365
Impala Platinum Holdings, Ltd.	20,024	187,589
MTN Group, Ltd.	49,081	909,713
Naspers, Ltd.	13,396	985,079
Sanlam, Ltd.	128,360	594,786
Sasol, Ltd.	20,161	876,408
Standard Bank Group, Ltd.	43,632	489,977

		5,298,877

SOUTH KOREA — 3.7%
Celltrion, Inc. (b)	4,115	150,613
CJ CheilJedang Corp.	711	161,556
E-Mart Co., Ltd.	812	142,911
Hana Financial Group, Inc.	16,285	474,127
Honam Petrochemical Corp.	915	114,570
Hyundai Department Store Co., Ltd.	1,369	179,808
Hyundai Development Co.	10,174	222,714
Hyundai Heavy Industries Co., Ltd.	2,198	353,166
Hyundai Hysco Co., Ltd.	5,340	160,146
Hyundai Mobis	3,224	770,677
Hyundai Motor Co.	4,572	902,750
KB Financial Group, Inc.	16,263	487,014
Kia Motors Corp.	15,258	829,668
Korea Electric Power Corp. ADR (a)	18,824	212,900
Korea Zinc Co., Ltd.	1,002	243,031
KT Corp. ADR	13,534	210,048
KT&G Corp.	5,044	327,713
LG Chem, Ltd. Preference Shares	4,181	421,011
LG Electronics, Inc. (b)	5,965	381,284
LG Household & Health Care, Ltd.	406	198,370
NCSoft Corp.	712	100,997
NHN Corp.	1,755	446,414
POSCO ADR	10,124	658,870
Samsung C&T Corp.	10,106	476,961
Samsung Electronics Co., Ltd. GDR	6,742	3,930,586
Samsung Engineering Co., Ltd.	1,077	69,879
Samsung Fire & Marine Insurance Co., Ltd.	2,061	420,483
Samsung Heavy Industries Co., Ltd.	15,380	482,119
Samsung Securities Co., Ltd.	6,990	282,158
Shinhan Financial Group Co., Ltd.	12,291	404,660
SK Holdings Co., Ltd.	2,427	360,209
SK Hynix, Inc. (a)	10,280	280,842
SK Innovation Co., Ltd.	3,115	369,583
SK Telecom Co., Ltd. ADR (b)	15,570	316,538

		15,544,376

SPAIN — 1.8%
Abertis Infraestructuras SA	25,574	445,447
Acciona SA (b)	2,593	136,674
ACS, Actividades de Construccion y Servicios SA	12,227	323,428
Banco Bilbao Vizcaya Argentaria SA	75,848	635,419
Banco Popular Espanol SA (a)	10,799	33,058
Banco Santander SA	216,171	1,377,411
Ferrovial SA	35,692	569,721
Gas Natural SDG SA (b)	11,138	224,260
Iberdrola SA	136,523	719,775
Industria de Diseno Textil SA	6,355	783,430
Mapfre SA (b)	76,116	247,546
Repsol YPF SA	31,889	671,919
Telefonica SA (a)	102,153	1,307,254

		7,475,342

SWEDEN — 2.1%
Assa Abloy AB (Class B)	17,454	679,598
Atlas Copco AB (Class B)	41,606	886,434
Hennes & Mauritz AB (Class B) (b)	28,520	931,307
Husqvarna AB (Class B) (b)	80,962	424,515
Nordea Bank AB	98,317	1,092,500
Sandvik AB (b)	35,964	427,340

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Securitas AB (Class B)	21,685	$188,434
Skandinaviska Enskilda Banken AB (Class A)	38,803	368,515
Skanska AB (Class B)	21,622	356,552
SKF AB (Class B) (b)	21,019	489,238
Svenska Handelsbanken AB (Class A)	18,482	737,149
Tele2 AB	26,925	314,150
Telefonaktiebolaget LM Ericsson (Class B)	90,932	1,023,237
TeliaSonera AB	63,849	413,681
Volvo AB (Class B)	37,321	496,548

		8,829,198

SWITZERLAND — 6.8%
ABB, Ltd. (a)	63,358	1,373,432
Adecco SA (a)	5,381	306,259
Compagnie Financiere Richemont SA	6,205	547,934
Credit Suisse Group AG (a)	27,494	727,923
Geberit AG	1,999	495,023
Givaudan SA (a)	527	678,976
Glencore Xstrata PLC	140,934	581,733
Holcim, Ltd. (a)	8,416	585,736
Kuehne & Nagel International AG	4,957	543,298
Nestle SA	81,369	5,327,707
Novartis AG	63,122	4,476,548
Roche Holding AG	21,305	5,291,629
SGS SA	267	572,576
Swiss Re AG (a)	9,081	674,728
Syngenta AG	3,659	1,429,336
The Swatch Group AG	2,297	1,255,138
Transocean, Ltd.	3,928	188,730
UBS AG (a)	89,550	1,521,919
Wolseley PLC	16,363	752,723
Zurich Insurance Group AG (a)	4,227	1,094,557

		28,425,905

TAIWAN — 1.8%
Advanced Semiconductor Engineering Inc, ADR	204,936	832,040
AU Optronics Corp. ADR (a)	88,711	306,940
Chunghwa Telecom Co., Ltd. ADR (b)	27,254	875,126
Hon Hai Precision Industry Co., Ltd. GDR	277,948	1,353,607
Siliconware Precision Industries Co. ADR (b)	132,912	833,358
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	124,279	2,276,791
United Microelectronics Corp. ADR	479,579	1,117,419

		7,595,281

THAILAND — 0.6%
Bangkok Bank PCL	276,776	1,856,179
IRPC PCL	1,689,900	179,806
PTT PCL	54,177	585,178

		2,621,163

TURKEY — 0.4%
Akbank TAS	149,444	608,790
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	186,127	262,388
Turkiye Garanti Bankasi AS	66,844	291,703
Turkiye Is Bankasi (Class C)	110,093	325,238

		1,488,119

UNITED KINGDOM — 15.4%
3i Group PLC	78,437	401,627
Anglo American PLC	42,310	812,412
AstraZeneca PLC	44,238	2,090,034
BAE Systems PLC	102,499	595,413
Barclays PLC	312,510	1,319,809
BG Group PLC	104,592	1,774,329
BHP Billiton PLC	52,621	1,342,409
BP PLC	530,732	3,664,587
British American Tobacco PLC	59,340	3,030,784
British Land Co. PLC	73,067	627,800
British Sky Broadcasting Group PLC	43,074	517,416
BT Group PLC	103,836	486,953
Burberry Group PLC	17,707	362,827
Capita Group PLC	28,286	414,427
Centrica PLC	197,011	1,076,302
Cobham PLC	93,034	369,835
Compass Group PLC	79,677	1,015,108
Diageo PLC	83,573	2,382,998
Experian PLC	49,567	859,288
Fresnillo PLC	7,282	97,414
G4S PLC	70,704	247,074
GlaxoSmithKline PLC	153,375	3,833,642
Hammerson PLC	63,163	466,830
HSBC Holdings PLC	503,399	5,207,107
ICAP PLC	72,801	401,367
Imperial Tobacco Group PLC	30,456	1,053,192
Intercontinental Hotels Group PLC	29,654	813,170
J Sainsbury PLC	66,786	359,899
Land Securities Group PLC	35,580	477,044
Lloyds Banking Group PLC (a)	648,316	621,053
Marks & Spencer Group PLC	55,972	365,633
National Grid PLC	136,150	1,540,481
Next PLC	11,214	775,237
Old Mutual PLC	356,979	978,364
Pearson PLC	30,094	534,486
Prudential PLC	41,184	671,486
Randgold Resources, Ltd.	1,836	113,753
Reckitt Benckiser Group PLC	22,170	1,562,902
Reed Elsevier PLC	43,814	496,402
Rio Tinto PLC	39,450	1,605,342
Rolls-Royce Holdings PLC (a)	60,361	1,038,172
Royal Bank of Scotland Group PLC (a)	73,623	305,401
Royal Dutch Shell PLC (Class B)	83,168	2,744,827
RSA Insurance Group PLC	113,209	204,328
SABMiller PLC	27,521	1,315,889
Scottish & Southern Energy PLC	36,558	844,466
Severn Trent PLC	19,795	499,584
Smith & Nephew PLC	41,723	465,118
Smiths Group PLC	16,902	335,309
Standard Chartered PLC	44,661	966,612
Standard Life PLC	106,114	556,380
Tesco PLC	244,006	1,226,458
The Sage Group PLC	60,515	312,246
Tullow Oil PLC	15,443	234,458
Unilever PLC	42,835	1,729,444
United Utilities Group PLC	29,328	304,255
Vodafone Group PLC	1,476,503	4,206,737

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Whitbread PLC	17,547	$813,310
WPP PLC	43,216	735,423

		64,204,653

TOTAL COMMON STOCKS —
(Cost $469,450,247)		413,741,487

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 7/12/13) (a) (Cost $18,149)	35,188	16,927

SHORT TERM INVESTMENTS — 6.6%
UNITED STATES — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	20,610,074	20,610,074
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	7,086,351	7,086,351

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,696,425)		27,696,425

TOTAL INVESTMENTS — 105.9%
(Cost $497,164,821)		441,454,839
OTHER ASSETS & LIABILITIES — (5.9)%		(24,596,530)

NET ASSETS — 100.0%		$416,858,309

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	14.8%
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	7.4
Insurance	4.5
Metals & Mining	4.2
Automobiles	3.6
Chemicals	3.6
Wireless Telecommunication Services	3.4
Food Products	2.9
Diversified Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	2.6
Beverages	2.3
Machinery	2.2
Real Estate Management & Development	2.0
Food & Staples Retailing	1.8
Media	1.6
Capital Markets	1.6
Road & Rail	1.5
Textiles, Apparel & Luxury Goods	1.5
Electric Utilities	1.4
Tobacco	1.3
Real Estate Investment Trusts	1.3
Industrial Conglomerates	1.2
Diversified Financial Services	1.2
Trading Companies & Distributors	1.2
Electronic Equipment, Instruments & Components	1.2
Multi-Utilities	1.1
Electrical Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Construction & Engineering	0.9
Auto Components	0.7
Gas Utilities	0.7
Building Products	0.7
Aerospace & Defense	0.6
Transportation Infrastructure	0.6
Software	0.6
Household Durables	0.6
Health Care Equipment & Supplies	0.6
Construction Materials	0.5
Professional Services	0.5
Multiline Retail	0.5
Specialty Retail	0.5
Internet Software & Services	0.5
Independent Power Producers & Energy Traders	0.5
Personal Products	0.4
Commercial Services & Supplies	0.4
Household Products	0.4
Biotechnology	0.4
IT Services	0.4
Communications Equipment	0.3
Air Freight & Logistics	0.3
Office Electronics	0.3
Containers & Packaging	0.3
Health Care Providers & Services	0.3
Marine	0.2
Energy Equipment & Services	0.2
Water Utilities	0.2
Computers & Peripherals	0.2
Paper & Forest Products	0.2
Airlines	0.2
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Short Term Investment	6.6
Other Assets & Liabilities	(5.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 2.9%
Alumina, Ltd. (a)	3,276	$2,954
Amcor, Ltd.	280	2,599
AMP, Ltd.	982	3,820
Australia & New Zealand Banking Group, Ltd.	217	5,677
BHP Billiton, Ltd.	282	8,098
Boral, Ltd. (b)	930	3,584
Brambles, Ltd.	688	5,882
CFS Retail Property Trust Group (b)	3,750	6,865
Coca-Cola Amatil, Ltd.	336	3,909
Commonwealth Bank of Australia	72	4,559
CSL, Ltd.	129	7,271
Fortescue Metals Group, Ltd. (b)	497	1,383
Iluka Resources, Ltd.	134	1,225
Insurance Australia Group, Ltd.	1,461	7,275
Lend Lease Group	775	5,923
Macquarie Group, Ltd.	142	5,442
National Australia Bank, Ltd.	275	7,471
Newcrest Mining, Ltd.	159	1,437
Origin Energy, Ltd.	327	3,762
OZ Minerals, Ltd. (b)	486	1,824
QBE Insurance Group, Ltd.	236	3,260
Rio Tinto, Ltd.	102	4,890
Santos, Ltd.	364	4,175
Shopping Centres Australasia Property Group	22	32
Sonic Healthcare, Ltd.	354	4,799
Suncorp Group, Ltd.	491	5,357
Toll Holdings, Ltd.	930	4,529
Transurban Group (b)	456	2,822
Wesfarmers, Ltd. (b)(c)	304	11,225
Wesfarmers, Ltd. (c)	13	471
Westfield Group	566	5,927
Westpac Banking Corp.	326	8,618
Woodside Petroleum, Ltd.	130	4,166
Woolworths, Ltd.	116	3,484

		154,715

AUSTRIA — 0.1%
OMV AG	136	6,134

BELGIUM — 0.4%
Anheuser-Busch InBev NV	79	7,023
Delhaize Group (b)	71	4,383
Solvay SA	37	4,843
UCB SA	120	6,455

		22,704

BRAZIL — 0.9%
Banco Bradesco SA Preference Shares ADR	438	5,698
Companhia de Bebidas das Americas Preference Shares ADR	153	5,714
Companhia Energetica de Minas Gerais ADR (b)	440	3,947
Companhia Siderurgica Nacional SA ADR (b)	505	1,399
Gerdau SA ADR (b)	456	2,604
Itau Unibanco Holding SA Preference Shares ADR	492	6,357
OGX Petroleo e Gas Participacoes SA ADR (a)	358	135
Oi SA ADR (c)	105	206
Oi SA ADR (b)(c)	1,080	1,944
PDG Realty SA Empreendimentos e Participacoes ADR	342	670
Petroleo Brasileiro SA ADR	571	8,371
Tim Participacoes SA ADR (b)	174	3,236
Vale SA Preference Shares ADR	607	7,381

		47,662

CANADA — 3.7%
Agrium, Inc.	34	2,939
Bank of Montreal	74	4,279
Bank of Nova Scotia (b)	94	5,009
Barrick Gold Corp.	145	2,282
Brookfield Asset Management, Inc. (Class A)	144	5,160
Brookfield Office Properties, Inc. (b)	205	3,399
Cameco Corp. (b)	193	3,972
Canadian Imperial Bank of Commerce (b)	34	2,406
Canadian National Railway Co.	73	7,086
Canadian Natural Resources, Ltd.	146	4,103
Canadian Pacific Railway, Ltd. (b)	31	3,747
Canadian Tire Corp., Ltd. (Class A)	36	2,702
Cenovus Energy, Inc. (b)	185	5,261
Eldorado Gold Corp.	199	1,228
Enbridge, Inc.	165	6,915
EnCana Corp.	271	4,570
Enerplus Corp.	213	3,138
First Quantum Minerals, Ltd.	103	1,523
Goldcorp, Inc.	142	3,516
IAMGOLD Corp.	214	897
IGM Financial, Inc. (b)	57	2,436
Imperial Oil, Ltd.	106	4,034
Kinross Gold Corp.	314	1,604
Loblaw Cos., Ltd. (b)	114	5,138
Manulife Financial Corp.	380	6,062
National Bank of Canada (b)	100	7,113
Onex Corp.	126	5,699
Penn West Petroleum, Ltd. (b)	164	1,726
Potash Corp. of Saskatchewan, Inc.	108	4,107
Rogers Communications, Inc. (Class B)	201	7,850
Royal Bank of Canada (b)	176	10,223
Shaw Communications, Inc. (Class B) (b)	134	3,206
Shoppers Drug Mart Corp. (b)	88	4,047
Silver Wheaton Corp.	95	1,856
SNC-Lavalin Group, Inc. (b)	84	3,538
Sun Life Financial, Inc.	207	6,112
Suncor Energy, Inc.	295	8,669
Talisman Energy, Inc.	344	3,913
Teck Resources, Ltd. (Class B)	105	2,236
TELUS Corp.	284	8,265
The Toronto-Dominion Bank	81	6,486
TMX Group, Ltd.	8	349
TransAlta Corp.	329	4,494
TransCanada Corp. (b)	59	2,532
Valeant Pharmaceuticals International, Inc. (a)	115	9,885
Yamana Gold, Inc. (b)	289	2,748

		198,460

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	112	4,947

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Enersis SA ADR	350	$5,726
Sociedad Quimica y Minera de Chile SA ADR	64	2,586

		13,259

CHINA — 1.2%
Agricultural Bank of China, Ltd. (b)	7,000	2,888
Bank of China, Ltd.	13,000	5,347
Bank of Communications Co., Ltd. (b)	5,000	3,223
China Construction Bank Corp.	6,000	4,247
China Life Insurance Co., Ltd.	1,000	2,372
China Merchants Bank Co., Ltd. (b)	1,000	1,671
China Petroleum & Chemical Corp.	5,200	3,660
China Shenhua Energy Co., Ltd.	500	1,276
China Telecom Corp., Ltd.	6,000	2,862
Hengan International Group Co., Ltd.	500	5,447
Huaneng Power International, Inc.	4,000	3,961
Industrial & Commercial Bank of China	11,000	6,935
PetroChina Co., Ltd.	4,000	4,255
PICC Property & Casualty Co., Ltd.	2,220	2,504
Ping An Insurance Group Co. of China, Ltd.	500	3,365
Tencent Holdings, Ltd.	200	7,844
Wumart Stores, Inc. (b)	2,000	3,687
Yanzhou Coal Mining Co., Ltd. (b)	2,000	1,434

		66,978

COLOMBIA — 0.1%
BanColombia SA ADR	94	5,311

DENMARK — 0.5%
A P Moller — Maersk A/S	1	7,152
Danske Bank A/S (a)	164	2,801
DSV A/S	246	5,989
Novo Nordisk A/S (Class B)	73	11,361

		27,303

FINLAND — 0.3%
Fortum Oyj	128	2,396
Metso Oyj	76	2,580
Nokia Oyj (a)(b)	793	2,934
Sampo Oyj (Class A)	90	3,503
UPM-Kymmene Oyj	292	2,858
Wartsila Oyj	87	3,780

		18,051

FRANCE — 3.1%
Accor SA	154	5,412
Alstom SA (b)	119	3,892
AXA SA	309	6,063
BNP Paribas	167	9,112
Bouygues SA	93	2,371
Cap Gemini SA	116	5,632
Carrefour SA	185	5,081
Credit Agricole SA (a)	326	2,798
Danone	88	6,595
Essilor International SA	59	6,269
France Telecom SA	449	4,242
GDF Suez	164	3,207
Kering (b)	20	4,059
LVMH Moet Hennessy Louis Vuitton SA	32	5,179
Pernod — Ricard SA	43	4,762
Publicis Groupe SA	74	5,261
Renault SA	109	7,325
Sanofi	144	14,903
Schneider Electric SA	104	7,534
Societe Generale	132	4,530
Sodexo	92	7,653
Technip SA	48	4,867
Total SA	223	10,871
Unibail-Rodamco SE	35	8,144
Vallourec SA	39	1,971
Veolia Environnement SA (b)	293	3,329
Vinci SA	135	6,766
Vivendi SA	338	6,392

		164,220

GERMANY — 2.8%
Adidas AG	79	8,538
Allianz SE	74	10,797
BASF SE	120	10,705
Bayer AG	141	15,016
Commerzbank AG (a)	174	1,515
Daimler AG	165	9,970
Deutsche Bank AG	160	6,687
Deutsche Boerse AG	57	3,747
Deutsche Lufthansa AG (a)	342	6,933
Deutsche Post AG	284	7,049
Deutsche Telekom AG (b)	468	5,453
E.ON AG	293	4,803
Fresenius Medical Care AG & Co. KGaA	32	2,268
Linde AG	20	3,727
MAN SE	27	2,945
Merck KGaA	50	7,607
Muenchener Rueckversicherungs- Gesellschaft AG	43	7,903
RWE AG	98	3,123
Salzgitter AG	104	3,421
SAP AG	146	10,677
Siemens AG	68	6,863
ThyssenKrupp AG (a)	183	3,591
Volkswagen AG	35	6,813

		150,151

HONG KONG — 2.2%
AIA Group, Ltd.	1,400	5,929
Bank of East Asia, Ltd.	1,053	3,795
Cheung Kong Holdings, Ltd.	1,000	13,563
China Mobile, Ltd.	500	5,222
China Overseas Land & Investment, Ltd.	2,000	5,247
China Resources Enterprise, Ltd. (b)	2,000	6,292
China Unicom (Hong Kong), Ltd.	2,000	2,656
Citic Pacific, Ltd.	2,000	2,145
CNOOC, Ltd.	3,000	5,090
COSCO Pacific, Ltd.	2,037	2,647
Hang Lung Properties, Ltd.	1,000	3,487
Henderson Land Development Co., Ltd.	1,125	6,716
Hong Kong Exchanges and Clearing, Ltd. (b)	312	4,710
Hutchison Whampoa, Ltd.	1,000	10,514
Li & Fung, Ltd. (b)	2,000	2,749
New World Development Co., Ltd.	3,134	4,340
Sands China, Ltd.	800	3,770
Shangri-La Asia, Ltd.	2,000	3,455
Sun Hung Kai Properties, Ltd.	1,038	13,396
Swire Pacific, Ltd.	500	6,053

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

The Link REIT	1,038	$5,105

		116,881

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	22	1,646
Richter Gedeon NyRt	18	2,697

		4,343

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR (b)	206	7,791
HDFC Bank, Ltd. ADR	156	5,653
ICICI Bank, Ltd. ADR	128	4,896
Infosys Technologies, Ltd. ADR	90	3,707
Mahindra & Mahindra, Ltd. GDR	235	3,849
Reliance Industries, Ltd. GDR (d)	159	4,578
Tata Motors, Ltd. ADR (b)	174	4,079

		34,553

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	1,500	2,977
Astra International Tbk PT	5,000	3,527
Bank Central Asia Tbk PT	4,500	4,534
Bank Mandiri Tbk PT	4,500	4,081
Bank Rakyat Indonesia Persero Tbk PT	5,000	3,904
Gudang Garam Tbk PT	500	2,549
Telekomunikasi Indonesia Tbk PT	6,500	7,368

		28,940

IRELAND — 0.8%
Accenture PLC (Class A) (b)	100	7,196
Covidien PLC	200	12,568
CRH PLC	154	3,113
Eaton Corp. PLC	200	13,162
Elan Corp. PLC (a)	224	3,131
Prothena Corp. PLC (a)(b)	5	65
Seagate Technology PLC (b)	100	4,483

		43,718

ISRAEL — 0.2%
Bank Hapoalim BM (a)	669	3,027
Bank Leumi Le-Israel BM (a)	876	2,911
Teva Pharmaceutical Industries, Ltd. ADR	115	4,508

		10,446

ITALY — 0.6%
Assicurazioni Generali SpA	278	4,849
Enel SpA	1,222	3,828
ENI SpA	260	5,333
Fiat Industrial SpA	281	3,129
Intesa Sanpaolo SpA	2,205	3,528
Mediaset SpA (a)	1,084	4,086
Saipem SpA	55	893
Telecom Italia SpA	5,152	3,576
UniCredit SpA	735	3,438

		32,660

JAPAN — 8.5%
Aisin Seiki Co., Ltd.	100	3,820
Asahi Breweries, Ltd.	100	2,477
Asahi Kasei Corp.	1,000	6,604
Astellas Pharma, Inc.	100	5,426
Bridgestone Corp.	100	3,403
Canon, Inc.	100	3,257
Chuo Mitsui Trust Holdings, Inc.	1,000	4,661
Credit Saison Co., Ltd.	200	5,011
Daiichi Sankyo Co., Ltd.	300	5,001
Daikin Industries, Ltd.	100	4,037
Daiwa Securities Group, Inc.	1,000	8,386
Denso Corp.	200	9,392
Eisai Co., Ltd.	100	4,072
FUJIFILM Holdings Corp.	200	4,399
Hitachi, Ltd.	1,000	6,413
Hokuhoku Financial Group, Inc.	2,000	4,087
Honda Motor Co., Ltd.	200	7,419
Hoya Corp.	200	4,125
ITOCHU Corp.	300	3,458
Japan Tobacco, Inc.	200	7,057
JFE Holdings, Inc.	200	4,383
JSR Corp.	200	4,039
JX Holdings, Inc.	500	2,421
Kajima Corp.	1,000	3,312
Kamigumi Co., Ltd.	1,000	8,043
KDDI Corp. (b)	200	10,389
Kobe Steel, Ltd. (a)(b)	3,000	3,715
Komatsu, Ltd.	200	4,617
Konica Minolta Holdings, Inc.	500	3,770
Kyocera Corp.	100	10,168
Makita Corp.	100	5,396
Marubeni Corp.	1,000	6,674
Marui Group Co., Ltd.	900	8,961
Mitsubishi Chemical Holdings Corp.	500	2,346
Mitsubishi Corp.	200	3,421
Mitsubishi Electric Corp.	1,000	9,352
Mitsubishi Heavy Industries, Ltd.	1,000	5,547
Mitsubishi UFJ Financial Group, Inc.	1,700	10,474
Mitsui & Co., Ltd.	200	2,509
Mizuho Financial Group, Inc.	3,600	7,466
MS&AD Insurance Group Holdings, Inc.	200	5,078
Murata Manufacturing Co., Ltd.	100	7,600
NEC Corp.	2,000	4,369
Nippon Steel Corp.	3,000	8,094
Nippon Yusen K.K. (b)	2,000	5,295
Nissan Motor Co., Ltd.	400	4,047
Nitto Denko Corp.	100	6,423
NKSJ Holdings, Inc.	200	4,762
Nomura Holdings, Inc.	900	6,623
NTT Data Corp.	1	3,544
Obayashi Corp.	1,000	5,184
ORIX Corp. (b)	400	5,456
Osaka Gas Co., Ltd.	1,000	4,218
Panasonic Corp. (a)	600	4,814
Resona Holdings, Inc.	600	2,917
Rohm Co., Ltd.	100	4,027
Secom Co., Ltd.	100	5,436
Seven & I Holdings Co., Ltd.	100	3,649
Shin-Etsu Chemical Co., Ltd.	100	6,624
Softbank Corp.	200	11,657
Sony Corp. (b)	300	6,276
Sumitomo Chemical Co., Ltd.	1,000	3,141
Sumitomo Corp.	200	2,491
Sumitomo Electric Industries, Ltd.	300	3,582
Sumitomo Mitsui Financial Group, Inc.	200	9,161
T&D Holdings, Inc.	400	5,372
Takeda Pharmaceutical Co., Ltd.	100	4,510
TDK Corp.	100	3,448

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Teijin, Ltd.	1,000	$2,195
Terumo Corp.	100	4,968
The Joyo Bank, Ltd.	1,000	5,466
The Kansai Electric Power Co., Inc. (a)	200	2,736
Tokio Marine Holdings, Inc.	200	6,332
Tokyo Electron, Ltd.	100	5,054
Tokyu Corp.	1,000	6,533
Toppan Printing Co., Ltd.	1,000	6,936
Toshiba Corp.	1,000	4,802
Toyota Motor Corp.	400	24,120
Toyota Tsusho Corp.	300	7,722
West Japan Railway Co.	100	4,238
Yamada Denki Co., Ltd. (b)	40	1,621
Yamaha Corp.	600	6,868

		456,897

LUXEMBOURG — 0.0% (e)
ArcelorMittal	195	2,173

MEXICO — 0.6%
America Movil SAB de CV	7,481	8,115
Cemex SAB de CV (a)	3,277	3,462
Fomento Economico Mexicano SAB de CV	769	7,929
Grupo Financiero Banorte SAB de CV	740	4,359
Grupo Mexico SAB de CV	1,231	3,542
Grupo Televisa SA de CV (Series CPO)	654	3,251
Industrias Penoles SA de CV	50	1,503

		32,161

NETHERLANDS — 1.5%
Akzo Nobel NV	75	4,223
ASML Holding NV	70	5,516
DE Master Blenders 1753 NV (a)	300	4,796
European Aeronautic Defence and Space Co. NV	66	3,523
Heineken NV	52	3,309
ING Groep NV (a)	675	6,142
Koninklijke (Royal) KPN NV	1,347	2,796
Koninklijke Ahold NV	345	5,128
Koninklijke DSM NV	87	5,661
Koninklijke Philips Electronics NV	275	7,487
LyondellBasell Industries NV	100	6,626
Reed Elsevier NV	350	5,823
Royal Dutch Shell PLC (Class A)	28	892
Unilever NV	197	7,747
Wolters Kluwer NV	434	9,170

		78,839

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd. (b)	200	14,332

NORWAY — 0.3%
DnB NOR ASA	363	5,229
Norsk Hydro ASA (b)	1,114	4,423
Telenor ASA	297	5,856
Yara International ASA	62	2,459

		17,967

PERU — 0.0% (e)
Compania de Minas Buenaventura SA ADR	30	443

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	72	4,886

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (b)	848	3,296

RUSSIA — 0.6%
Federal Hydrogenerating Co. JSC ADR (a)	824	1,203
Gazprom OAO ADR (a)	781	5,131
Lukoil OAO ADR	96	5,534
MMC Norilsk Nickel OJSC ADR (b)	117	1,686
Mobile TeleSystems ADR	182	3,447
Sberbank of Russia ADR (a)	412	4,730
Surgutneftegas OJSC ADR Preference Shares (a)	840	5,149
Tatneft ADR (a)	97	3,524
Uralkali OJSC GDR	68	2,251

		32,655

SINGAPORE — 0.5%
CapitaLand, Ltd. (b)	3,000	7,285
Singapore Exchange, Ltd.	2,000	11,086
Singapore Press Holdings, Ltd. (b)	2,000	6,576
Singapore Telecommunications, Ltd.	1,000	2,972

		27,919

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd.	85	1,199
Discovery Holdings, Ltd.	1,162	9,839
FirstRand, Ltd.	1,067	3,109
Gold Fields, Ltd.	206	1,054
Harmony Gold Mining Co., Ltd.	228	821
Impala Platinum Holdings, Ltd.	154	1,443
MTN Group, Ltd.	395	7,321
Naspers, Ltd.	63	4,633
Sanlam, Ltd.	988	4,578
Sasol, Ltd.	76	3,304
Sibanye Gold, Ltd. (a)	206	147
Standard Bank Group, Ltd.	260	2,920

		40,368

SOUTH KOREA — 1.8%
E-Mart Co., Ltd.	8	1,408
Hana Financial Group, Inc.	80	2,329
Honam Petrochemical Corp.	6	751
Hyundai Heavy Industries Co., Ltd.	12	1,928
Hyundai Hysco Co., Ltd.	100	2,999
Hyundai Mobis	13	3,108
Hyundai Motor Co.	29	5,726
KB Financial Group, Inc.	110	3,294
Kia Motors Corp.	65	3,534
Korea Electric Power Corp. ADR (a)	156	1,764
KT&G Corp.	41	2,664
LG Chem, Ltd. Preference Shares	63	6,344
LG Electronics, Inc.	34	2,173
LG Household & Health Care, Ltd.	6	2,932
NHN Corp.	16	4,070
POSCO ADR	57	3,710
Samsung C&T Corp.	68	3,209
Samsung Electronics Co., Ltd. GDR	36	20,988
Samsung Engineering Co., Ltd.	17	1,103
Samsung Fire & Marine Insurance Co., Ltd.	14	2,856
Samsung Heavy Industries Co., Ltd.	110	3,448
Samsung Securities Co., Ltd.	67	2,705
Shinhan Financial Group Co., Ltd.	110	3,622
SK Holdings Co., Ltd.	23	3,414

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SK Hynix, Inc. (a)	130	$3,551
SK Innovation Co., Ltd.	20	2,373

		96,003

SPAIN — 0.6%
Acciona SA (b)	56	2,952
Acerinox SA (b)	262	2,436
ACS, Actividades de Construccion y Servicios SA	197	5,211
Banco Bilbao Vizcaya Argentaria SA (b)	789	6,610
Banco Santander SA	1,429	9,105
Repsol YPF SA	121	2,549
Telefonica SA (a)	320	4,095

		32,958

SWEDEN — 1.1%
Assa Abloy AB (Class B)	110	4,283
Atlas Copco AB (Class B)	307	6,541
Nordea Bank AB	532	5,912
Sandvik AB	286	3,398
Securitas AB (Class B)	444	3,858
Skandinaviska Enskilda Banken AB (Class A)	671	6,373
Skanska AB (Class B)	291	4,799
SKF AB (Class B)	207	4,818
Svenska Handelsbanken AB (Class A)	91	3,629
Tele2 AB	183	2,135
Telefonaktiebolaget LM Ericsson (Class B)	543	6,110
TeliaSonera AB	468	3,032
Volvo AB (Class A)	448	5,914

		60,802

SWITZERLAND — 3.6%
ABB, Ltd. (a)	404	8,758
ACE, Ltd.	100	8,948
Adecco SA (a)	78	4,439
Compagnie Financiere Richemont SA	110	9,714
Credit Suisse Group AG (a)	242	6,407
Geberit AG	32	7,924
Givaudan SA (a)	4	5,154
Glencore Xstrata PLC	1,082	4,466
Holcim, Ltd. (a)	71	4,941
Kuehne & Nagel International AG	38	4,165
Nestle SA	280	18,333
Noble Corp.	200	7,516
Novartis AG	264	18,723
Pentair, Ltd.	23	1,327
Roche Holding AG	98	24,341
SGS SA	4	8,578
Swiss Re AG (a)	95	7,059
Syngenta AG	10	3,906
TE Connectivity, Ltd.	200	9,108
The Swatch Group AG	12	6,557
Transocean, Ltd.	71	3,411
UBS AG (a)	611	10,384
Wolseley PLC	88	4,048
Zurich Insurance Group AG (a)	19	4,920

		193,127

TAIWAN — 1.1%
Advanced Semiconductor Engineering Inc, ADR	1,153	4,681
AU Optronics Corp. ADR (a)	992	3,432
Chunghwa Telecom Co., Ltd. ADR	263	8,445
Hon Hai Precision Industry Co., Ltd. GDR	1,456	7,091
Siliconware Precision Industries Co. ADR (b)	1,651	10,352
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,096	20,079
United Microelectronics Corp. ADR	2,579	6,009

		60,089

THAILAND — 0.2%
Bangkok Bank PCL	1,100	7,377
PTT PCL	200	2,160

		9,537

TURKEY — 0.3%
Akbank TAS	730	2,974
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,000	5,639
Turkiye Garanti Bankasi AS	845	3,687
Turkiye Is Bankasi (Class C)	1,939	5,728

		18,028

UNITED KINGDOM — 7.7%
3i Group PLC	1,772	9,073
Anglo American PLC	224	4,301
AstraZeneca PLC	177	8,362
BAE Systems PLC	891	5,176
Barclays PLC	2,108	8,903
BG Group PLC	446	7,566
BHP Billiton PLC	304	7,755
BP PLC	2,520	17,400
British American Tobacco PLC	51	2,605
British Land Co. PLC	629	5,404
British Sky Broadcasting Group PLC	201	2,414
BT Group PLC	2,078	9,745
Burberry Group PLC	158	3,238
Capita Group PLC	537	7,868
Cobham PLC	2,646	10,519
Compass Group PLC	479	6,103
Diageo PLC	273	7,784
Experian PLC	371	6,432
G4S PLC	623	2,177
GlaxoSmithKline PLC	625	15,622
Hammerson PLC	1,017	7,516
HSBC Holdings PLC	2,224	23,005
Imperial Tobacco Group PLC	100	3,458
Intercontinental Hotels Group PLC	273	7,486
J Sainsbury PLC	736	3,966
Land Securities Group PLC	441	5,913
Liberty Global PLC (Class A) (a)	100	7,408
Lloyds Banking Group PLC (a)	8,654	8,290
Marks & Spencer Group PLC	1,017	6,643
National Grid PLC	197	2,229
Next PLC	72	4,977
Old Mutual PLC	1,498	4,106
Pearson PLC	120	2,131
Prudential PLC	485	7,908
Randgold Resources, Ltd.	29	1,797
Reckitt Benckiser Group PLC	80	5,640
Reed Elsevier PLC	312	3,535
Rio Tinto PLC	216	8,790
Rolls-Royce Holdings PLC (a)	316	5,435

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Royal Dutch Shell PLC (Class B)	760	$25,083
RSA Insurance Group PLC	3,346	6,039
SABMiller PLC	131	6,264
Scottish & Southern Energy PLC	160	3,696
Severn Trent PLC	250	6,309
Smith & Nephew PLC	453	5,050
Smiths Group PLC	349	6,924
Standard Chartered PLC	353	7,640
Standard Life PLC	2,096	10,990
Tesco PLC	1,181	5,936
The Sage Group PLC	1,699	8,767
Tullow Oil PLC	178	2,702
Unilever PLC	153	6,177
United Utilities Group PLC	445	4,617
Vodafone Group PLC	6,679	19,029
Whitbread PLC	326	15,110
WPP PLC	344	5,854

		414,867

UNITED STATES — 47.4%
3M Co. (b)	100	10,935
Abbott Laboratories	200	6,976
AbbVie, Inc.	200	8,268
Adobe Systems, Inc. (a)(b)	300	13,668
Aetna, Inc.	200	12,708
Aflac, Inc.	200	11,624
Agilent Technologies, Inc. (b)	200	8,552
Alexion Pharmaceuticals, Inc. (a)	100	9,224
Allergan, Inc.	100	8,424
Altera Corp. (b)	100	3,299
Altria Group, Inc.	200	6,998
Amazon.com, Inc. (a)	100	27,769
American Capital Agency Corp. (b)	100	2,299
American Electric Power Co., Inc.	200	8,956
American Express Co.	200	14,952
American Tower Corp.	100	7,317
Amgen, Inc.	200	19,732
Anadarko Petroleum Corp.	100	8,593
Annaly Capital Management, Inc.	200	2,514
Apache Corp.	100	8,383
Apple, Inc.	100	39,608
Applied Materials, Inc. (b)	699	10,422
Archer-Daniels-Midland Co.	300	10,173
AT&T, Inc. (b)	699	24,745
Automatic Data Processing, Inc.	100	6,886
Baker Hughes, Inc. (b)	200	9,226
Bank of America Corp.	1,699	21,849
Baxter International, Inc.	200	13,854
Becton, Dickinson and Co. (b)	100	9,883
Bed Bath & Beyond, Inc. (a)(b)	100	7,090
Berkshire Hathaway, Inc. (Class B) (a)	100	11,192
Biogen Idec, Inc. (a)(b)	100	21,520
Bristol-Myers Squibb Co. (b)	300	13,407
Broadcom Corp. (Class A) (b)	200	6,752
C.H. Robinson Worldwide, Inc. (b)	100	5,631
Cameron International Corp. (a)	200	12,232
Capital One Financial Corp. (b)	100	6,281
Carnival Corp. (b)	100	3,429
Caterpillar, Inc.	100	8,249
CBS Corp.	200	9,774
Celgene Corp. (a)	100	11,691
CenturyLink, Inc. (b)	200	7,070
Chesapeake Energy Corp. (b)	300	6,114
Chevron Corp.	300	35,502
Church & Dwight Co., Inc.	200	12,342
Cisco Systems, Inc. (b)	999	24,286
Citigroup, Inc.	500	23,985
Citrix Systems, Inc. (a)	100	6,033
Coach, Inc.	100	5,709
Cognizant Technology Solutions Corp. (Class A) (a)(b)	100	6,261
Colgate-Palmolive Co.	200	11,458
Comcast Corp. (Class A) Special (b)	500	19,835
ConAgra Foods, Inc. (b)	200	6,986
ConocoPhillips (b)	200	12,100
Corning, Inc. (b)	400	5,692
Costco Wholesale Corp.	100	11,057
CST Brands, Inc. (a)(b)	22	678
CSX Corp.	400	9,276
Cummins, Inc. (b)	100	10,846
CVS Caremark Corp. (b)	200	11,436
Danaher Corp.	200	12,660
Deere & Co. (b)	100	8,125
Dell, Inc.	400	5,340
Devon Energy Corp. (b)	100	5,188
DIRECTV (Class A) (a)(b)	100	6,162
Discover Financial Services	200	9,528
Dollar Tree, Inc. (a)	200	10,168
Duke Energy Corp.	153	10,327
E. I. du Pont de Nemours & Co. (b)	200	10,500
eBay, Inc. (a)(b)	300	15,516
Ecolab, Inc. (b)	100	8,519
Edison International (b)	200	9,632
Eli Lilly & Co. (b)	200	9,824
EMC Corp.	400	9,448
Emerson Electric Co. (b)	200	10,908
EOG Resources, Inc.	100	13,168
Equity Residential	100	5,806
Exelon Corp. (b)	200	6,176
Express Scripts Holding Co. (a)(b)	181	11,166
Exxon Mobil Corp. (b)	600	54,210
Fastenal Co.	100	4,585
FedEx Corp.	100	9,858
FirstEnergy Corp. (b)	200	7,468
FMC Technologies, Inc. (a)(b)	200	11,136
Ford Motor Co.	799	12,361
Franklin Resources, Inc.	100	13,602
Freeport-McMoRan Copper & Gold, Inc.	200	5,522
General Dynamics Corp. (b)	100	7,833
General Electric Co. (b)	1,499	34,762
General Mills, Inc.	100	4,853
General Motors Co. (a)(b)	200	6,662
Gilead Sciences, Inc. (a)(b)	400	20,484
Halliburton Co. (b)	200	8,344
HCP, Inc.	300	13,632
Hess Corp.	100	6,649
Hewlett-Packard Co.	400	9,920
Hillshire Brands Co.	60	1,985
Honeywell International, Inc. (b)	200	15,868
Illinois Tool Works, Inc. (b)	200	13,834
Ingersoll-Rand PLC (b)	200	11,104
Intel Corp. (b)	799	19,352
International Business Machines Corp.	200	38,222

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Intuit, Inc. (b)	100	$6,103
Johnson & Johnson	300	25,758
Johnson Controls, Inc.	200	7,158
JPMorgan Chase & Co.	600	31,674
Juniper Networks, Inc. (a)(b)	200	3,862
Kellogg Co. (b)	100	6,423
Kimberly-Clark Corp. (b)	100	9,714
Kinder Morgan Management, LLC (a)	105	8,777
Kinder Morgan, Inc.	42	1,602
Kohl’s Corp. (b)	100	5,051
Kraft Foods Group, Inc. (b)	33	1,844
L Brands, Inc. (b)	200	9,850
Las Vegas Sands Corp.	100	5,293
Liberty Interactive Corp. (Class A) (a)(b)	200	4,602
Liberty Ventures, (Series A) (a)	14	1,190
Lockheed Martin Corp. (b)	100	10,846
Lowe’s Cos., Inc. (b)	300	12,270
Macy’s, Inc.	200	9,600
Marathon Oil Corp. (b)	300	10,374
Marathon Petroleum Corp. (b)	100	7,106
Marsh & McLennan Cos., Inc. (b)	200	7,984
Mattel, Inc. (b)	400	18,124
McCormick & Co., Inc. (b)	300	21,108
McDonald’s Corp.	100	9,900
McKesson Corp.	100	11,450
Mead Johnson Nutrition Co.	100	7,923
Medtronic, Inc. (b)	300	15,441
Merck & Co., Inc.	400	18,580
MetLife, Inc. (b)	300	13,728
Microsoft Corp. (b)	1,099	37,948
Mondelez International, Inc. (Class A) (b)	100	2,853
Monsanto Co. (b)	100	9,880
Morgan Stanley	300	7,329
National Oilwell Varco, Inc.	100	6,890
NetApp, Inc. (a)(b)	100	3,778
Newmont Mining Corp. (b)	100	2,995
NextEra Energy, Inc. (b)	100	8,148
NIKE, Inc. (Class B)	200	12,736
Noble Energy, Inc.	200	12,008
Norfolk Southern Corp.	100	7,265
Northrop Grumman Corp.	200	16,560
O’Reilly Automotive, Inc. (a)(b)	100	11,262
Occidental Petroleum Corp. (b)	200	17,846
Oracle Corp.	699	21,473
Parker Hannifin Corp. (b)	100	9,540
PepsiCo, Inc. (b)	200	16,358
Pfizer, Inc. (b)	975	27,310
PG&E Corp. (b)	100	4,573
Philip Morris International, Inc.	200	17,324
Phillips 66	100	5,891
Pioneer Natural Resources Co. (b)	100	14,475
PNC Financial Services Group, Inc. (b)	100	7,292
PPL Corp. (b)	300	9,078
Praxair, Inc.	100	11,516
ProLogis (b)	300	11,316
Prudential Financial, Inc. (b)	200	14,606
Public Service Enterprise Group, Inc. (b)	200	6,532
Public Storage (b)	100	15,333
QUALCOMM, Inc. (b)	300	18,324
Range Resources Corp.	100	7,732
Raytheon Co.	100	6,612
Retail Opportunity Investments Corp.	1,499	20,836
Rockville Financial, Inc.	1,599	20,915
Ross Stores, Inc. (b)	100	6,481
Salesforce.com, Inc. (a)(b)	400	15,272
SanDisk Corp. (a)	100	6,110
Simon Property Group, Inc. (b)	100	15,792
Southern Co. (b)	100	4,413
Southwestern Energy Co. (a)	100	3,653
Spectra Energy Corp.	200	6,892
St. Jude Medical, Inc. (b)	200	9,126
Starbucks Corp. (b)	200	13,098
State Street Corp.	100	6,521
Sysco Corp. (b)	200	6,832
Target Corp.	100	6,886
Texas Instruments, Inc. (b)	300	10,461
The ADT Corp. (a)(b)	50	1,992
The Allstate Corp. (b)	200	9,624
The Bank of New York Mellon Corp. (b)	300	8,415
The Boeing Co.	100	10,244
The Charles Schwab Corp. (b)	500	10,615
The Chubb Corp. (b)	100	8,465
The Clorox Co. (b)	100	8,314
The Coca-Cola Co. (b)	400	16,044
The Dow Chemical Co.	300	9,651
The Estee Lauder Cos., Inc. (Class A) (b)	100	6,577
The Goldman Sachs Group, Inc. (b)	100	15,125
The Hershey Co.	100	8,928
The Home Depot, Inc. (b)	200	15,494
The J.M. Smucker Co. (b)	100	10,315
The Mosaic Co.	100	5,381
The Procter & Gamble Co.	200	15,398
The Travelers Cos., Inc.	100	7,992
The Walt Disney Co. (b)	300	18,945
The Williams Cos., Inc.	300	9,741
Thermo Fisher Scientific, Inc.	200	16,926
Time Warner Cable, Inc.	100	11,248
Time Warner, Inc.	200	11,564
TJX Cos., Inc.	200	10,012
Twenty-First Century Fox, Inc. (Class A) (a)	500	16,300
Tyco International, Ltd. (b)	100	3,295
Tyson Foods, Inc. (Class A)	400	10,272
U.S. Bancorp (b)	300	10,845
Union Pacific Corp. (b)	100	15,428
United Parcel Service, Inc. (Class B) (b)	100	8,648
United Technologies Corp.	100	9,294
UnitedHealth Group, Inc. (b)	200	13,096
Valero Energy Corp. (b)	200	6,954
Vector Group, Ltd. (b)	943	15,295
Verizon Communications, Inc. (b)	300	15,102
Viacom, Inc. (Class B) (b)	100	6,805
Visa, Inc. (Class A) (b)	100	18,275
Wal-Mart Stores, Inc.	200	14,898
Walgreen Co. (b)	200	8,840
Waste Management, Inc. (b)	200	8,066
Weatherford International, Ltd. (a)(b)	500	6,850
WellPoint, Inc. (b)	100	8,184
Wells Fargo & Co.	799	32,975
Western Digital Corp.	100	6,209
Whole Foods Market, Inc.	200	10,296
Yahoo!, Inc. (a)	300	7,533

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Yum! Brands, Inc.	100	$6,934
Zoetis, Inc.	24	734

		2,549,702

TOTAL COMMON STOCKS —
(Cost $4,919,606)		5,293,538

RIGHTS — 0.0% (e)
FRANCE — 0.0% (e)
Groupe Fnac (expiring 5/16/15) (a)(b)	20	52

SPAIN — 0.0% (e)
Acerinox SA (expiring 7/2/13) (a)(b)	131	67
Repsol SA (expiring 7/12/13) (a)	160	67

		134

TOTAL RIGHTS —
(Cost $215)		186

SHORT TERM INVESTMENTS — 16.5%
UNITED STATES — 16.5%
MONEY MARKET FUNDS — 16.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	819,005	819,005
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	69,160	69,160

TOTAL SHORT TERM INVESTMENTS —
(Cost $888,165)		888,165

TOTAL INVESTMENTS — 114.9%
(Cost $5,807,986)		6,181,889
OTHER ASSETS & LIABILITIES — (14.9)%		(801,223)

NET ASSETS — 100.0%		$5,380,666

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	8.7%
Commercial Banks	7.4
Pharmaceuticals	5.2
Insurance	4.8
Media	3.1
Chemicals	2.9
Real Estate Investment Trusts	2.6
Food & Staples Retailing	2.5
Food Products	2.4
Semiconductors & Semiconductor Equipment	2.4
Metals & Mining	2.3
Diversified Telecommunication Services	2.3
Software	2.3
Machinery	2.3
Capital Markets	2.2
Diversified Financial Services	2.2
Aerospace & Defense	1.9
Electric Utilities	1.9
Automobiles	1.8
Computers & Peripherals	1.8
Biotechnology	1.8
Industrial Conglomerates	1.6
Hotels, Restaurants & Leisure	1.6
Energy Equipment & Services	1.6
Health Care Equipment & Supplies	1.6
IT Services	1.5
Wireless Telecommunication Services	1.5
Beverages	1.4
Real Estate Management & Development	1.4
Specialty Retail	1.3
Household Products	1.3
Electronic Equipment, Instruments & Components	1.2
Textiles, Apparel & Luxury Goods	1.2
Health Care Providers & Services	1.1
Road & Rail	1.1
Electrical Equipment	1.1
Communications Equipment	1.1
Tobacco	1.0
Multiline Retail	1.0
Trading Companies & Distributors	0.7
Consumer Finance	0.7
Air Freight & Logistics	0.7
Commercial Services & Supplies	0.6
Internet Software & Services	0.6
Internet & Catalog Retail	0.6
Construction & Engineering	0.6
Multi-Utilities	0.6
Auto Components	0.6
Professional Services	0.5
Life Sciences Tools & Services	0.5
Leisure Equipment & Products	0.4
Thrifts & Mortgage Finance	0.4
Construction Materials	0.4
Marine	0.3
Building Products	0.3
Independent Power Producers & Energy Traders	0.3
Household Durables	0.2
Transportation Infrastructure	0.2
Personal Products	0.2
Water Utilities	0.2
Office Electronics	0.2
Airlines	0.1
Gas Utilities	0.1
Paper & Forest Products	0.0 ***
Containers & Packaging	0.0 ***
Short Term Investment	16.5
Other Assets & Liabilities	(14.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
BRAZIL — 11.9%
Banco Bradesco SA Preference Shares ADR (a)	3,472	$45,171
BRF — Brasil Foods SA ADR	1,117	24,250
Companhia de Bebidas das Americas Preference Shares ADR	1,147	42,840
Itau Unibanco Holding SA Preference Shares ADR	4,174	53,928
Petroleo Brasileiro SA ADR	3,473	50,914
Vale SA Preference Shares ADR	3,105	37,757

		254,860

CHINA — 19.8%
Agricultural Bank of China, Ltd. (a)	36,000	14,852
Bank of China, Ltd.	124,196	51,079
China Construction Bank Corp.	119,154	84,338
China Life Insurance Co., Ltd.	12,584	29,852
China Petroleum & Chemical Corp.	41,600	29,284
China Shenhua Energy Co., Ltd.	5,644	14,408
Industrial & Commercial Bank of China	121,454	76,571
PetroChina Co., Ltd.	34,812	37,028
Ping An Insurance Group Co. of China, Ltd.	3,000	20,190
Tencent Holdings, Ltd.	1,700	66,673

		424,275

HONG KONG — 7.9%
China Mobile, Ltd.	9,855	102,916
China Overseas Land & Investment, Ltd.	6,000	15,742
CNOOC, Ltd.	29,362	49,818

		168,476

INDIA — 2.7%
ICICI Bank, Ltd. ADR	702	26,851
Infosys Technologies, Ltd. ADR	731	30,110

		56,961

MEXICO — 6.7%
America Movil SAB de CV, ADR, Series L (a)	3,123	67,925
Cemex SAB de CV ADR (b)	1,885	19,943
Fomento Economico Mexicano SAB de CV, ADR	338	34,878
Grupo Televisa SA de CV ADR	860	21,363

		144,109

RUSSIA — 10.3%
Gazprom OAO ADR (b)	9,750	64,155
Lukoil OAO ADR	841	48,273
Magnit OJSC GDR	428	24,482
NovaTek OAO GDR	150	17,925
Sberbank of Russia ADR (b)(c)	3,746	42,667
Sberbank of Russia ADR (b)(c)	698	8,013
Uralkali OJSC GDR	434	14,365

		219,880

SOUTH AFRICA — 7.5%
MTN Group, Ltd.	2,792	51,750
Naspers, Ltd.	650	47,798
Sasol, Ltd.	905	39,341
Standard Bank Group, Ltd.	1,982	22,257

		161,146

SOUTH KOREA — 19.8%
Hyundai Mobis	112	26,773
Hyundai Motor Co.	254	50,153
KB Financial Group, Inc. ADR	638	18,904
Kia Motors Corp.	434	23,599
LG Chem, Ltd.	76	16,836
POSCO ADR	432	28,115
Samsung Electronics Co., Ltd. GDR	364	212,212
Shinhan Financial Group Co., Ltd. ADR	710	23,096
SK Hynix, Inc. (b)	860	23,495

		423,183

TAIWAN — 12.4%
China Steel Corp.	19,085	15,633
Chunghwa Telecom Co., Ltd. ADR	678	21,771
Formosa Plastics Corp.	7,000	16,933
Hon Hai Precision Industry Co., Ltd. GDR	8,613	41,945
MediaTek, Inc.	2,000	23,256
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,020	146,926

		266,464

TOTAL COMMON STOCKS —
(Cost $2,384,231)		2,119,354

SHORT TERM INVESTMENTS — 3.6%
UNITED STATES — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	53,812	53,812
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	24,454	24,454

TOTAL SHORT TERM INVESTMENTS —
(Cost $78,266)		78,266

TOTAL INVESTMENTS — 102.6%
(Cost $2,462,497)		2,197,620
OTHER ASSETS & LIABILITIES — (2.6)%		(56,177)

NET ASSETS — 100.0%		$2,141,443

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	22.0%
Semiconductors & Semiconductor Equipment	19.0
Oil, Gas & Consumable Fuels	16.4
Wireless Telecommunication Services	10.4
Metals & Mining	3.8
Beverages	3.6
Automobiles	3.4
Media	3.2
Internet Software & Services	3.1
Insurance	2.3
Chemicals	2.3
Electronic Equipment, Instruments & Components	1.9
IT Services	1.4
Auto Components	1.3
Food & Staples Retailing	1.1
Food Products	1.1
Diversified Telecommunication Services	1.0
Construction Materials	0.9
Real Estate Management & Development	0.8
Short Term Investment	3.6
Other Assets & Liabilities	(2.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
JAPAN — 99.3%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	4,780	$100,619

AIRLINES — 0.4%
All Nippon Airways Co., Ltd. (a)	20,000	41,476
Japan Airlines Co., Ltd.	2,000	102,683

		144,159

AUTO COMPONENTS — 3.3%
Aisin Seiki Co., Ltd.	2,368	90,467
Bridgestone Corp. (a)	7,603	258,702
Denso Corp.	5,247	246,411
FCC Co., Ltd. (a)	1,984	46,816
Futaba Industrial Co., Ltd. (b)	808	3,677
Keihin Corp.	1,156	17,619
NGK Spark Plug Co., Ltd.	4,160	83,171
NHK Spring Co., Ltd.	740	8,567
Nifco, Inc. (a)	2,028	42,893
Nissin Kogyo Co., Ltd.	1,216	22,010
NOK Corp.	2,016	32,005
Showa Corp.	4,012	51,617
Stanley Electric Co., Ltd.	1,244	24,195
Sumitomo Rubber Industries, Inc. (a)	3,608	58,913
Tokai Rika Co., Ltd.	20	399
Toyo Tire & Rubber Co., Ltd.	7,851	41,257
Toyota Industries Corp.	2,372	96,948

		1,125,667

AUTOMOBILES — 8.9%
Daihatsu Motor Co., Ltd.	464	8,782
Fuji Heavy Industries, Ltd.	8,347	205,450
Honda Motor Co., Ltd.	19,174	711,292
Isuzu Motors, Ltd.	19,651	134,324
Mazda Motor Corp. (b)	12,123	47,718
Mitsubishi Motors Corp. (a)(b)	52,173	71,430
Nissan Motor Co., Ltd.	27,162	274,806
Suzuki Motor Corp.	4,392	101,117
Toyota Motor Corp.	23,577	1,421,717
Yamaha Motor Co., Ltd.	2,416	31,253

		3,007,889

BEVERAGES — 1.3%
Asahi Breweries, Ltd. (a)	5,184	128,432
Ito En, Ltd.	3,156	72,947
Kirin Holdings Co., Ltd. (a)	12,207	190,967
Takara Holdings, Inc.	4,479	39,003

		431,349

BUILDING PRODUCTS — 1.1%
Aica Kogyo Co., Ltd.	484	9,696
Asahi Glass Co., Ltd. (a)	12,299	79,983
Daikin Industries, Ltd.	2,832	114,324
LIXIL Group Corp.	3,572	86,913
Nippon Sheet Glass Co., Ltd. (a)(b)	12,000	11,235
TOTO, Ltd.	8,444	85,770

		387,921

CAPITAL MARKETS — 1.6%
Daiwa Securities Group, Inc.	16,482	138,214
Jafco Co., Ltd.	412	15,699
Nomura Holdings, Inc.	35,476	261,066
Okasan Securities Group, Inc.	4,107	34,027
SBI Holdings, Inc.	3,158	34,811
Tokai Tokyo Financial Holdings, Inc.	7,967	54,217

		538,034

CHEMICALS — 4.2%
Asahi Kasei Corp.	11,859	78,316
Daicel Chemical Industries, Ltd.	4,055	35,474
DIC Corp.	12,391	30,935
Hitachi Chemical Co., Ltd.	1,976	30,893
JSR Corp.	2,760	55,736
Kaneka Corp.	4,224	27,852
Kansai Paint Co., Ltd.	4,092	52,151
Kuraray Co., Ltd.	5,971	83,673
Mitsubishi Chemical Holdings Corp.	12,123	56,871
Mitsubishi Gas Chemical Co., Inc.	4,268	31,322
Mitsui Chemicals, Inc. (a)	11,843	26,706
Nissan Chemical Industries, Ltd.	5,616	75,532
Nitto Denko Corp.	1,584	101,736
Shin-Etsu Chemical Co., Ltd.	4,820	319,279
Showa Denko K.K. (a)	15,723	20,735
Sumitomo Chemical Co., Ltd.	19,674	61,794
Taiyo Nippon Sanso Corp.	8,180	56,408
Teijin, Ltd.	12,367	27,141
Tokai Carbon Co., Ltd. (a)	3,828	10,135
Toray Industries, Inc.	15,758	101,844
Tosoh Corp.	11,599	40,168
Ube Industries, Ltd.	19,543	36,200
Zeon Corp.	4,132	48,418

		1,409,319

COMMERCIAL BANKS — 10.3%
Chuo Mitsui Trust Holdings, Inc.	39,981	186,351
Fukuoka Financial Group, Inc.	12,000	50,979
Hokuhoku Financial Group, Inc.	19,658	40,173
Mitsubishi UFJ Financial Group, Inc.	160,100	986,371
Mizuho Financial Group, Inc.	277,500	575,477
Resona Holdings, Inc.	19,100	92,871
Shinsei Bank, Ltd.	19,726	44,681
Sumitomo Mitsui Financial Group, Inc.	16,000	732,874
Suruga Bank, Ltd.	496	8,998
The 77 Bank, Ltd.	7,803	36,998
The Awa Bank, Ltd.	7,731	43,117
The Bank of Kyoto, Ltd.	3,916	32,602
The Bank of Yokohama, Ltd.	15,947	82,195
The Chiba Bank, Ltd.	12,063	82,092
The Chugoku Bank, Ltd.	3,504	49,102
The Hachijuni Bank, Ltd.	11,719	68,425
The Hiroshima Bank, Ltd. (a)	11,811	50,295
The Hyakugo Bank, Ltd.	8,147	33,790
The Iyo Bank, Ltd.	3,180	30,348
The Joyo Bank, Ltd.	8,155	44,578
The Juroku Bank, Ltd.	11,883	43,304
The Musashino Bank, Ltd.	820	26,994
The Nanto Bank, Ltd.	4,391	17,903
The Nishi-Nippon City Bank, Ltd.	15,799	41,193
The Shizuoka Bank, Ltd.	4,363	46,953
Yamaguchi Financial Group, Inc.	4,076	40,089

		3,488,753

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd.	400	7,244
Dai Nippon Printing Co., Ltd. (a)	7,739	70,663

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Daiseki Co., Ltd. (a)	800	$13,981
Nissha Printing Co., Ltd. (a)(b)	436	7,663
Park24 Co., Ltd. (a)	2,000	36,221
Secom Co., Ltd.	2,768	150,473
Toppan Printing Co., Ltd.	8,299	57,563

		343,808

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	400	6,539

COMPUTERS & PERIPHERALS — 1.2%
Fujitsu, Ltd.	20,498	84,604
NEC Corp.	23,918	52,250
Seiko Epson Corp.	2,776	37,867
Toshiba Corp.	47,633	228,730

		403,451

CONSTRUCTION & ENGINEERING — 1.5%
Chiyoda Corp.	3,688	43,327
COMSYS Holdings Corp.	4,000	51,019
JGC Corp.	3,760	135,131
Kajima Corp.	15,595	51,651
Maeda Corp.	8,855	43,769
Obayashi Corp.	11,679	60,549
Shimizu Corp.	11,559	46,429
Taisei Corp.	19,995	72,263

		504,138

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	19,607	62,570

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (b)	42	1,334
Aeon Credit Service Co., Ltd. (a)	2,040	57,687
Credit Saison Co., Ltd.	2,764	69,257
Orient Corp. (a)(b)	8,001	19,170

		147,448

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	2,048	31,482

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	1,992	26,611

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	1,228	44,195

DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp.	12,300	167,781

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Nippon Telegraph & Telephone Corp.	10,400	538,139

ELECTRIC UTILITIES — 1.9%
Chubu Electric Power Co., Inc.	7,963	112,709
Hokkaido Electric Power Co., Inc. (a)(b)	1,928	26,319
Hokuriku Electric Power Co. (a)	2,812	44,104
Kyushu Electric Power Co., Inc. (b)	4,776	71,927
Shikoku Electric Power Co., Inc. (b)	1,972	35,555
The Chugoku Electric Power Co., Inc. (a)	3,248	50,943
The Kansai Electric Power Co., Inc. (b)	9,611	131,488
The Okinawa Electric Power Co., Inc.	36	1,363
The Tokyo Electric Power Co., Inc. (b)	17,167	88,656
Tohoku Electric Power Co., Inc. (b)	5,643	70,385

		633,449

ELECTRICAL EQUIPMENT — 1.7%
Fuji Electric Holdings Co., Ltd.	12,099	42,630
Fujikura, Ltd.	8,107	28,728
Furukawa Electric Co., Ltd. (a)	7,899	18,289
Mitsubishi Electric Corp.	23,974	224,210
Nidec Corp. (a)	1,564	108,953
Sumitomo Electric Industries, Ltd.	7,587	90,584
Tatsuta Electric Wire and Cable Co., Ltd. (a)	4,000	37,650
Ushio, Inc.	2,036	26,809

		577,853

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Alps Electric Co., Ltd.	3,568	26,652
Amano Corp.	2,436	25,627
Citizen Holdings Co., Ltd.	6,003	33,479
FUJIFILM Holdings Corp.	5,627	123,773
Hamamatsu Photonics K.K.	1,568	56,589
Hirose Electric Co., Ltd.	808	106,394
Hitachi, Ltd.	51,933	333,028
Horiba, Ltd. (a)	804	29,340
Hoya Corp.	5,232	107,921
Ibiden Co., Ltd.	1,996	31,085
Keyence Corp.	440	140,192
Kyocera Corp.	1,992	202,539
Murata Manufacturing Co., Ltd.	2,428	184,541
Nippon Electric Glass Co., Ltd.	7,548	36,701
Oki Electric Industry Co., Ltd. (a)(b)	24,166	46,709
Omron Corp.	2,780	82,615
Shimadzu Corp.	4,312	34,640
TDK Corp.	1,996	68,821
Yaskawa Electric Corp.	3,604	43,791
Yokogawa Electric Corp.	3,964	47,368

		1,761,805

FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd. (a)	8,803	115,382
Cawachi, Ltd.	848	17,594
FamilyMart Co., Ltd.	752	32,023
Izumiya Co., Ltd.	7,740	35,141
Lawson, Inc. (a)	800	60,965
Seven & I Holdings Co., Ltd.	8,839	322,559
UNY Group Holdings Co., Ltd.	4,000	26,899

		610,563

FOOD PRODUCTS — 1.1%
Ajinomoto Co., Inc.	8,003	117,304
Hokuto Corp. (a)	800	13,909
Kikkoman Corp.	4,256	70,694
MEIJI Holdings Co., Ltd.	800	38,375
Nissin Foods Holding Co., Ltd. (a)	1,240	50,119
Sakata Seed Corp. (a)	3,184	44,137
Yakult Honsha Co., Ltd. (a)	1,164	48,161

		382,699

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd.	24,150	101,866
Saibu Gas Co., Ltd.	20,273	48,777
Tokyo Gas Co., Ltd.	27,873	153,766

		304,409

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Nakanishi, Inc.	400	$50,858
Olympus Corp. (b)	2,042	61,978
Sysmex Corp.	800	52,268
Terumo Corp.	1,956	97,175

		262,279

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	2,392	32,364
Miraca Holdings, Inc.	1,236	56,739
Suzuken Co., Ltd.	1,232	41,424

		130,527

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd.	804	124,159
Round One Corp.	1,600	9,697

		133,856

HOUSEHOLD DURABLES — 2.4%
Casio Computer Co., Ltd. (a)	4,448	39,136
Funai Electric Co., Ltd.	795	7,803
Haseko Corp. (b)	18,139	22,095
Panasonic Corp. (b)	26,981	216,478
Pioneer Corp. (a)(b)	4,760	9,248
Sangetsu Co., Ltd.	376	9,395
Sekisui Chemical Co., Ltd.	4,079	43,239
Sekisui House, Ltd.	7,679	110,854
Sharp Corp. (a)(b)	11,519	46,385
Sony Corp. (a)	13,611	284,730
Sumitomo Forestry Co., Ltd.	2,768	33,606

		822,969

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	1,232	69,578

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	1,640	51,180

INDUSTRIAL CONGLOMERATES — 0.2%
Keihan Electric Railway Co., Ltd.	11,747	48,958
Nisshinbo Holdings, Inc.	3,584	25,509

		74,467

INSURANCE — 2.5%
MS&AD Insurance Group Holdings, Inc.	7,236	183,714
NKSJ Holdings, Inc.	4,000	95,233
Sony Financial Holdings, Inc.	3,200	50,480
T&D Holdings, Inc.	8,400	112,806
The Dai-ichi Life Insurance Co., Ltd.	84	121,093
Tokio Marine Holdings, Inc.	8,847	280,101

		843,427

INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc.	10,000	118,085

INTERNET SOFTWARE & SERVICES — 0.6%
DeNA Co., Ltd. (a)	1,600	31,377
Gree, Inc. (a)(b)	1,200	10,631
Internet Initiative Japan, Inc.	1,200	46,086
Yahoo! Japan Corp.	209	102,885

		190,979

IT SERVICES — 0.6%
IT Holdings Corp.	1,632	21,654
Itochu Techno-Solutions Corp.	1,208	49,920
NET One Systems Co., Ltd. (a)	4,000	30,845
Nomura Research Institute, Ltd.	300	9,755
NTT Data Corp.	16	56,697
Otsuka Corp.	12	1,331
SCSK Corp.	300	5,768
TKC Corp.	800	14,497

		190,467

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Namco Bandai Holdings, Inc.	4,432	71,833
Nikon Corp.	3,640	84,793
Roland Corp.	400	3,705
Sankyo Co., Ltd.	1,240	58,483
Sega Sammy Holdings, Inc.	4,031	100,760
Shimano, Inc. (a)	1,192	101,038
Yamaha Corp.	2,392	27,379

		447,991

MACHINERY — 5.5%
Amada Co., Ltd.	3,527	23,257
FANUC Corp.	2,380	344,535
Glory, Ltd.	2,044	47,862
IHI Corp. (a)	20,311	76,881
JTEKT Corp.	2,808	31,547
Kawasaki Heavy Industries, Ltd.	15,978	49,059
Komatsu, Ltd.	10,839	250,202
Komori Corp.	1,588	18,480
Kubota Corp.	7,663	111,703
Kurita Water Industries, Ltd.	1,976	41,794
Makita Corp. (a)	1,976	106,623
Minebea Co., Ltd. (a)	4,255	15,506
Mitsubishi Heavy Industries, Ltd.	39,676	220,078
Mitsui Engineering & Shipbuilding Co., Ltd.	15,567	22,723
Mori Seiki Co., Ltd. (a)	1,968	22,090
NGK Insulators, Ltd.	4,320	53,492
NSK, Ltd.	4,463	42,637
NTN Corp. (a)(b)	4,495	13,847
OKUMA Corp.	3,648	27,506
OSG Corp. (a)	2,012	30,099
SMC Corp.	820	164,438
Sodick Co., Ltd.	3,600	17,432
Sumitomo Heavy Industries, Ltd.	7,795	32,801
Takuma Co., Ltd.	4,000	29,919
The Japan Steel Works, Ltd.	3,708	20,381
THK Co., Ltd.	2,000	41,979
Toshiba Machine Co., Ltd.	3,944	19,256

		1,876,127

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd.	11,759	23,912
Mitsui OSK Lines, Ltd. (b)	8,491	33,080
Nippon Yusen K.K. (a)	15,995	42,349

		99,341

MEDIA — 0.5%
CyberAgent, Inc.	8	15,302
Dentsu, Inc.	3,200	110,495
Toho Co., Ltd.	2,752	56,572

		182,369

METALS & MINING — 2.1%
Daido Steel Co., Ltd.	4,199	21,262

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Dowa Holdings Co., Ltd.	3,767	$33,561
JFE Holdings, Inc.	5,647	123,758
Kobe Steel, Ltd. (a)(b)	24,645	30,516
Mitsubishi Materials Corp.	16,027	56,309
Mitsubishi Steel Manufacturing Co., Ltd.	8,000	16,188
Mitsui Mining & Smelting Co., Ltd. (a)	11,839	25,147
Nippon Steel Corp.	90,755	244,852
Nisshin Steel Holdings Co., Ltd.	1,100	8,516
Sumitomo Metal Mining Co., Ltd.	7,575	84,340
Toho Zinc Co., Ltd.	8,000	22,953
Tokyo Steel Manufacturing Co., Ltd.	344	1,139
Topy Industries, Ltd.	11,000	21,594
Yodogawa Steel Works, Ltd.	7,963	31,664

		721,799

MULTILINE RETAIL — 0.8%
Isetan Mitsukoshi Holdings, Ltd.	4,841	64,183
J Front Retailing Co., Ltd.	7,778	61,936
Marui Group Co., Ltd.	5,216	51,931
Ryohin Keikaku Co., Ltd.	436	35,728
Takashimaya Co., Ltd.	4,332	43,828

		257,606

OFFICE ELECTRONICS — 1.9%
Brother Industries, Ltd.	3,632	40,841
Canon, Inc. (a)	14,258	464,334
Konica Minolta Holdings, Inc.	8,075	60,887
Ricoh Co., Ltd.	7,555	89,746

		655,808

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd. (b)	11,927	21,973
Inpex Corp.	16	66,683
JX Holdings, Inc.	29,100	140,908
TonenGeneral Sekiyu K.K. (a)	3,547	34,315

		263,879

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	800	11,388
OJI Paper Co., Ltd. (a)	11,839	47,673

		59,061

PERSONAL PRODUCTS — 1.0%
Kao Corp. (a)	6,439	218,771
Mandom Corp.	2,016	66,973
Shiseido Co., Ltd. (a)	3,632	54,004

		339,748

PHARMACEUTICALS — 5.1%
Astellas Pharma, Inc.	5,571	302,287
Chugai Pharmaceutical Co., Ltd.	3,216	66,564
Daiichi Sankyo Co., Ltd.	8,051	134,217
Dainippon Sumitomo Pharma Co., Ltd.	1,960	25,868
Eisai Co., Ltd. (a)	3,140	127,863
Hisamitsu Pharmaceutical Co., Inc.	804	40,793
Kissei Pharmaceutical Co., Ltd.	2,000	40,348
Kyowa Hakko Kirin Co., Ltd. (a)	3,833	43,294
Mitsubishi Tanabe Pharma Corp.	4,000	51,744
Mochida Pharmaceutical Co., Ltd.	4,000	50,778
Nichi-iko Pharmaceutical Co., Ltd.	400	8,597
Ono Pharmaceutical Co., Ltd.	832	56,368
Otsuka Holdings Co., Ltd.	3,100	102,205
Santen Pharmaceutical Co., Ltd.	1,956	84,080
Seikagaku Corp. (a)	1,600	19,312
Shionogi & Co., Ltd.	3,996	83,271
Taisho Pharmaceutical Holdings Co., Ltd.	700	49,610
Takeda Pharmaceutical Co., Ltd.	9,355	421,910
Torii Pharmaceutical Co., Ltd.	400	8,569
Tsumura & Co.	100	2,944

		1,720,622

PROFESSIONAL SERVICES — 0.1%
Meitic Corp.	1,612	37,405

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.1%
Daikyo, Inc.	8,256	24,685
Daito Trust Construction Co., Ltd.	1,164	109,563
Daiwa House Industry Co., Ltd.	8,363	155,836
Heiwa Real Estate Co., Ltd.	1,900	31,636
Leopalace21 Corp. (b)	2,044	8,745
Mitsubishi Estate Co., Ltd.	15,111	401,753
Mitsui Fudosan Co., Ltd.	11,923	350,122
Sumitomo Realty & Development Co., Ltd.	3,843	153,008
Tokyo Tatemono Co., Ltd. (a)	7,540	62,697
Tokyu Land Corp.	11,664	106,853

		1,404,898

ROAD & RAIL — 4.2%
Central Japan Railway Co.	2,000	244,224
East Japan Railway Co.	4,400	341,511
Hankyu Hanshin Holdings, Inc.	16,486	93,769
Keikyu Corp.	8,355	71,661
Keisei Electric Railway Co., Ltd.	4,147	38,784
Kintetsu Corp. (a)	24,038	105,507
Nagoya Railroad Co., Ltd.	16,362	45,956
Nankai Electric Railway Co., Ltd.	12,111	46,208
Nippon Express Co., Ltd.	15,555	73,754
Odakyu Electric Railway Co., Ltd.	4,483	43,686
Sotetsu Holdings, Inc. (a)	16,254	58,579
Tobu Railway Co., Ltd.	12,007	61,767
Tokyu Corp.	12,391	80,956
West Japan Railway Co.	2,800	118,669

		1,425,031

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Advantest Corp. (a)	2,416	39,693
Dainippon Screen Manufacturing Co., Ltd. (b)	364	1,920
Disco Corp. (a)	784	54,064
Rohm Co., Ltd.	1,176	47,355
Sanken Electric Co., Ltd.	4,404	20,704
Shinko Electric Industries Co., Ltd.	1,192	13,944
Sumco Corp. (a)	2,046	22,471
Tokyo Electron, Ltd.	2,040	103,094

		303,245

SOFTWARE — 0.7%
Konami Corp. (a)	1,592	33,736
Nintendo Co., Ltd. (a)	1,248	146,993
NSD Co., Ltd.	1,632	16,791
Square Enix Holdings Co., Ltd. (a)	1,596	19,184
Trend Micro, Inc.	768	24,354

		241,058

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 1.4%
Aoyama Trading Co., Ltd.	1,984	$52,628
Autobacs Seven Co., Ltd.	1,080	16,385
Fast Retailing Co., Ltd.	376	126,614
Hikari Tsushin, Inc.	384	20,759
Nitori Holding Co., Ltd.	410	33,020
Sanrio Co., Ltd. (a)	848	39,397
Shimachu Co., Ltd.	1,984	48,714
Shimamura Co., Ltd.	432	52,404
USS Co., Ltd.	400	50,697
Yamada Denki Co., Ltd. (a)	1,200	48,623

		489,241

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp.	4,064	64,273
Gunze, Ltd.	8,223	19,867
Onward Holdings Co., Ltd.	3,580	29,588
The Japan Wool Textile Co., Ltd.	4,031	28,690
Toyobo Co., Ltd.	16,302	24,781

		167,199

TOBACCO — 1.2%
Japan Tobacco, Inc.	12,000	423,416

TRADING COMPANIES & DISTRIBUTORS — 3.8%
Hanwa Co., Ltd.	4,207	15,967
Inaba Denki Sangyo Co., Ltd.	1,956	50,291
ITOCHU Corp.	17,166	197,866
Iwatani Corp.	12,451	43,745
Kanematsu Corp. (b)	39,000	43,580
Marubeni Corp.	20,402	136,171
Mitsubishi Corp.	15,207	260,096
Mitsui & Co., Ltd.	20,102	252,148
Sojitz Corp.	17,028	28,284
Sumitomo Corp.	12,775	159,085
Toyota Tsusho Corp.	2,039	52,486
Yamazen Corp.	5,600	35,234

		1,274,953

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	4,395	35,351
Mitsubishi Logistics Corp.	4,216	58,783

		94,134

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
KDDI Corp.	7,200	374,007
NTT DoCoMo, Inc.	176	273,032
Softbank Corp.	8,815	513,805

		1,160,844

TOTAL COMMON STOCKS —
(Cost $36,417,927)		33,714,239

SHORT TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,211,557	2,211,557
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	144,203	144,203

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,355,760)		2,355,760

TOTAL INVESTMENTS — 106.3%
(Cost $38,773,687)		36,069,999
OTHER ASSETS & LIABILITIES — (6.3)%		(2,123,657)

NET ASSETS — 100.0%		$33,946,342

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
JAPAN — 99.5%
AIR FREIGHT & LOGISTICS — 0.4%
Kintetsu World Express, Inc.	8,100	$324,130

AIRLINES — 0.0% (a)
Skymark Airlines, Inc.	10,100	33,248

AUTO COMPONENTS — 5.6%
Ahresty Corp.	8,700	53,250
Exedy Corp.	6,300	158,301
FCC Co., Ltd. (b)	11,513	271,671
Futaba Industrial Co., Ltd. (c)	15,994	72,777
Keihin Corp.	11,741	178,949
Koito Manufacturing Co., Ltd.	24,000	457,845
KYB Co., Ltd.	33,902	169,621
Mitsuba Corp.	1,000	15,523
Musashi Seimitsu Industry Co., Ltd. (b)	21,052	506,723
Nifco, Inc. (b)	13,500	285,534
Nissan Shatai Co., Ltd. (b)	30,000	337,343
Nissin Kogyo Co., Ltd.	14,234	257,641
Press Kogyo Co., Ltd.	32,569	138,689
Showa Corp.	18,639	239,801
Takata Corp.	15,700	338,387
Tokai Rika Co., Ltd.	11,900	237,197
Topre Corp.	21,434	184,919
Toyo Tire & Rubber Co., Ltd.	49,372	259,447
Toyota Boshoku Corp. (b)	11,200	161,232
TS Tech Co., Ltd.	14,300	453,466
Unipres Corp.	10,300	184,360

		4,962,676

BEVERAGES — 0.7%
Mikuni Coca-Cola Bottling Co., Ltd. (b)(c)	33,545	401,503
Sapporo Holdings, Ltd.	49,000	179,554

		581,057

BIOTECHNOLOGY — 0.6%
3-D Matrix, Ltd. (b)(c)	1,800	75,744
AnGes MG, Inc. (b)(c)	20	18,322
GNI Group, Ltd. (c)	13,000	39,261
NanoCarrier Co., Ltd. (b)(c)	26	51,039
OncoTherapy Science, Inc. (c)	58	109,361
Sosei Group Corp. (c)	3,900	131,525
Takara Bio, Inc.	6,300	146,504

		571,756

BUILDING PRODUCTS — 2.5%
Aica Kogyo Co., Ltd.	20,019	401,045
Bunka Shutter Co., Ltd.	46,577	246,635
Central Glass Co., Ltd.	63,309	198,846
Nichias Corp.	34,000	213,923
Nippon Sheet Glass Co., Ltd. (c)	49,000	45,875
Nitto Boseki Co., Ltd. (b)	70,020	217,810
Noritz Corp.	8,565	148,477
Sankyo Tateyama, Inc.	14,600	369,060
Sanwa Holdings Corp.	74,910	403,452

		2,245,123

CAPITAL MARKETS — 2.1%
Ichigo Group Holdings Co., Ltd.	106	72,989
Jafco Co., Ltd.	9,200	350,551
Matsui Securities Co., Ltd. (c)	20,100	177,862
Monex Group, Inc. (b)	822	296,660
Okasan Securities Group, Inc.	40,447	335,107
Tokai Tokyo Financial Holdings, Inc.	70,921	482,636
Toyo Securities Co., Ltd. (b)	61,457	185,605

		1,901,410

CHEMICALS — 5.1%
ADEKA Corp.	29,413	301,429
Asahi Organic Chemicals Industry Co., Ltd.	48,540	106,037
C. Uyemura & Co., Ltd.	2,876	118,561
Fujikura Kasei Co., Ltd.	25,638	110,465
Fujimi, Inc.	8,073	89,154
Ishihara Sangyo Kaisha, Ltd. (c)	139,811	99,930
Japan Pure Chemical Co., Ltd.	141	273,526
Kureha Corp.	37,000	117,330
Lintec Corp.	14,908	268,790
New Japan Chemical Co., Ltd. (b)(c)	8,400	18,435
Nippon Carbide Industries Co., Inc.	5,000	36,744
Nippon Soda Co., Ltd.	39,065	194,666
Nippon Valqua Industries, Ltd.	45,025	114,223
NOF Corp.	51,731	290,071
Okamoto Industries, Inc.	75,841	232,100
Sumitomo Bakelite Co., Ltd.	46,000	171,802
Taiyo Holdings Co., Ltd.	8,900	287,602
Toagosei Co., Ltd.	66,000	265,103
Tokai Carbon Co., Ltd. (b)	46,542	123,225
Tokuyama Corp.	44,000	139,971
Tokyo Ohka Kogyo Co., Ltd.	17,300	397,081
Tosoh Corp.	29,000	100,428
Toyo Ink Manufacturing Co., Ltd.	50,000	246,640
Zeon Corp.	36,000	421,845

		4,525,158

COMMERCIAL BANKS — 7.2%
Bank of the Ryukyus, Ltd.	14,881	186,808
Kansai Urban Banking Corp.	123,000	132,491
Kiyo Holdings, Inc.	223,754	292,827
North Pacific Bank, Ltd.	76,200	279,992
The Aichi Bank, Ltd.	6,749	304,040
The Bank of Iwate, Ltd.	7,356	283,621
The Bank of Nagoya, Ltd.	43,000	168,390
The Bank of Okinawa, Ltd.	6,500	272,865
The Daishi Bank, Ltd.	73,000	240,308
The Fukushima Bank, Ltd. (b)	310,478	231,292
The Higo Bank, Ltd.	46,000	271,365
The Hokkoku Bank, Ltd.	45,000	155,836
The Hyakugo Bank, Ltd.	71,000	294,478
The Hyakujushi Bank, Ltd.	62,000	202,225
The Juroku Bank, Ltd.	75,000	273,318
The Kagoshima Bank, Ltd.	39,000	247,737
The Keiyo Bank, Ltd.	51,000	256,707
The Musashino Bank, Ltd.	14,500	477,324
The Nagano Bank, Ltd.	109,534	203,994
The Nanto Bank, Ltd.	51,000	207,933
The Shikoku Bank, Ltd.	78,000	184,527
The Shimizu Bank, Ltd.	6,500	189,762
The Taiko Bank, Ltd. (b)	76,000	166,024
The Tochigi Bank, Ltd.	39,846	137,186
The Tokyo Tomin Bank, Ltd. (b)	11,005	130,064
The Yachiyo Bank, Ltd.	7,200	217,446
Tomato Bank, Ltd.	122,872	221,413

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

TOMONY Holdings, Inc.	40,005	$155,453

		6,385,426

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Aeon Delight Co., Ltd.	6,500	117,718
Daiseki Co., Ltd. (b)	19,793	345,907
Duskin Co., Ltd.	18,100	340,189
Moshi Moshi Hotline, Inc.	14,944	186,245
Nissha Printing Co., Ltd. (b)(c)	12,100	212,681
Okamura Corp.	31,884	215,053
Pilot Corp.	7,200	243,902
Sanix, Inc. (c)	1,800	24,100

		1,685,795

COMMUNICATIONS EQUIPMENT — 1.0%
Aiphone Co., Ltd.	8,606	140,697
Denki Kogyo Co., Ltd.	38,303	203,979
Hitachi Kokusai Electric, Inc.	23,634	283,127
Icom, Inc.	8,800	212,703

		840,506

COMPUTERS & PERIPHERALS — 1.1%
Eizo Nanao Corp.	8,900	191,108
Melco Holdings, Inc. (b)	4,800	64,171
Seiko Epson Corp.	12,000	163,688
Wacom Co., Ltd.	47,100	518,249

		937,216

CONSTRUCTION & ENGINEERING — 4.2%
Chugai Ro Co., Ltd. (b)	61,522	156,693
Kandenko Co., Ltd.	34,000	145,125
Kinden Corp.	36,924	316,699
Kyowa Exeo Corp.	31,176	350,253
Kyudenko Corp.	43,657	182,389
Maeda Corp.	60,158	297,353
Maeda Road Construction Co., Ltd.	28,000	434,369
Mirait Holdings Corp.	25,700	230,261
Penta-Ocean Construction Co., Ltd.	124,500	278,240
Sanki Engineering Co., Ltd.	26,196	156,119
SHO-BOND Holdings Co., Ltd. (b)	11,200	440,288
Taikisha, Ltd.	12,300	302,129
Toda Corp.	51,000	141,189
Tokyu Construction Co., Ltd. (c)	60,322	142,098
Toyo Engineering Corp.	35,000	150,451

		3,723,656

CONSUMER FINANCE — 1.0%
Acom Co., Ltd. (c)	10,220	324,599
Aiful Corp. (c)	26,800	224,199
J Trust Co., Ltd. (b)	8,500	157,105
Orient Corp. (b)(c)	79,500	190,477

		896,380

CONTAINERS & PACKAGING — 1.0%
FP Corp.	4,100	283,556
Fuji Seal International, Inc.	10,370	292,199
Taisei Lamick Co., Ltd.	13,500	326,033

		901,788

DISTRIBUTORS — 0.4%
Canon Marketing Japan, Inc.	13,500	180,344
Jin Co., Ltd.	2,900	138,672

		319,016

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Century Tokyo Leasing Corp.	16,300	423,683
Fuyo General Lease Co., Ltd.	4,900	182,760
Japan Exchange Group, Inc.	1,200	121,045
Japan Securities Finance Co., Ltd. (b)	25,519	185,481
Ricoh Leasing Co., Ltd.	8,167	217,957

		1,130,926

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	7,300	276,318

ELECTRICAL EQUIPMENT — 1.3%
Daihen Corp.	39,971	172,221
Endo Lighting Corp.	3,100	83,355
Futaba Corp.	16,000	190,547
Nippon Carbon Co., Ltd. (b)	42,000	73,569
Nippon Signal Co., Ltd.	20,000	147,380
Sinfonia Technology Co., Ltd.	71,826	114,968
SWCC Showa Holdings Co., Ltd. (c)	135,075	108,784
Tatsuta Electric Wire and Cable Co., Ltd. (b)	15,600	146,837
Toyo Tanso Co., Ltd. (b)	4,700	82,990

		1,120,651

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Alps Electric Co., Ltd.	42,400	316,714
Amano Corp.	21,732	228,620
Daiwabo Holdings Co., Ltd.	37,635	58,725
ESPEC Corp.	14,731	102,621
Hakuto Co., Ltd.	22,011	203,414
Horiba, Ltd. (b)	12,100	441,561
Hosiden Corp. (b)	25,695	143,045
Japan Cash Machine Co., Ltd.	8,224	88,751
Koa Corp.	18,091	155,531
Maruwa Co., Ltd.	2,700	90,920
Nichicon Corp.	14,300	137,047
Nihon Dempa Kogyo Co., Ltd.	6,395	60,065
Nippon Ceramic Co., Ltd. (b)	7,623	100,069
Nippon Chemi-Con Corp. (b)(c)	31,432	120,241
Oki Electric Industry Co., Ltd. (b)(c)	180,000	347,914
Ryosan Co., Ltd.	10,796	189,869
Ryoyo Electro Corp.	22,804	186,408
Star Micronics Co., Ltd.	13,869	149,811
Taiyo Yuden Co., Ltd.	30,000	456,335
Tokyo Electron Device, Ltd.	190	286,334
Topcon Corp. (b)	16,219	164,255

		4,028,250

ENERGY EQUIPMENT & SERVICES — 0.6%
Japan Drilling Co., Ltd.	1,700	119,968
Modec, Inc. (b)	7,600	221,416
Shinko Plantech Co., Ltd.	23,586	177,367

		518,751

FOOD & STAPLES RETAILING — 1.9%
Cawachi, Ltd.	8,535	177,084
Cosmos Pharmaceutical Corp.	300	30,322
Izumiya Co., Ltd.	38,933	176,763
Kato Sangyo Co., Ltd.	8,800	183,468
Matsumotokiyoshi Holdings Co., Ltd. (b)	11,500	331,796
Ministop Co., Ltd.	11,294	186,348
Valor Co., Ltd.	12,300	228,330

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Yokohama Reito Co., Ltd. (b)	45,880	$364,417

		1,678,528

FOOD PRODUCTS — 3.1%
Ariake Japan Co., Ltd.	11,364	276,621
Ezaki Glico Co., Ltd. (b)	24,000	228,318
Fuji Oil Co., Ltd.	16,300	281,581
Fujicco Co., Ltd.	10,657	121,552
Hokuto Corp. (b)	12,321	214,208
Marudai Food Co., Ltd.	103,417	333,150
Maruha Nichiro Holdings, Inc.	115,000	230,382
Megmilk Snow Brand Co., Ltd.	18,000	267,821
Mitsui Sugar Co., Ltd.	43,497	137,933
Morinaga Milk Industry Co., Ltd.	50,000	145,971
Nakamuraya Co., Ltd. (b)	48,952	201,554
Nippon Suisan Kaisha, Ltd. (c)	64,375	126,372
Riken Vitamin Co., Ltd.	6,480	151,342

		2,716,805

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	37,319	265,987

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Asahi Intecc Co., Ltd.	4,500	219,938
Fukuda Denshi Co., Ltd.	7,886	288,972
Nakanishi, Inc.	2,347	298,411
Nipro Corp. (b)	21,400	238,268
Paramount Bed Holdings Co., Ltd.	6,000	196,909

		1,242,498

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Message Co., Ltd.	74	196,593
Ship Healthcare Holdings, Inc.	11,300	415,211
Toho Holdings Co., Ltd.	14,400	237,741

		849,545

HEALTH CARE TECHNOLOGY — 0.1%
Medinet Co., Ltd. (c)	95	54,513
Psc, Inc.	1,800	71,757

		126,270

HOTELS, RESTAURANTS & LEISURE — 3.2%
Accordia Golf Co., Ltd.	358	375,173
Doutor Nichires Holdings Co., Ltd.	14,375	202,453
HIS Co., Ltd.	7,300	310,490
MOS Food Services, Inc.	17,814	329,613
Ohsho Food Service Corp. (b)	8,900	254,452
PGM Holdings K. K. (b)	16,300	152,441
Round One Corp.	21,500	130,296
Tokyo Dome Corp.	55,085	340,486
Umenohana Co., Ltd. (b)	23,200	450,524
Zensho Co., Ltd. (b)	26,146	297,954

		2,843,882

HOUSEHOLD DURABLES — 2.6%
Arnest One Corp.	18,100	354,948
Chofu Seisakusho Co., Ltd. (b)	12,500	269,920
Clarion Co., Ltd. (b)(c)	42,000	52,429
Foster Electric Co., Ltd. (b)	8,600	141,032
France Bed Holdings Co., Ltd. (b)	146,734	280,661
Fujitsu General, Ltd.	13,000	126,290
Funai Electric Co., Ltd.	8,700	85,393
Haseko Corp. (c)	269,000	327,669
JVC Kenwood Holdings, Inc.	30,200	71,141
Misawa Homes Holdings, Inc.	13,966	259,117
Pioneer Corp. (b)(c)	2,200	4,274
Token Corp.	5,960	329,394

		2,302,268

HOUSEHOLD PRODUCTS — 0.5%
Pigeon Corp.	5,100	405,597

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd. (b)	14,880	184,549

INTERNET & CATALOG RETAIL — 0.6%
Senshukai Co., Ltd. (b)	30,224	260,450
Start Today Co., Ltd. (b)	13,600	265,606

		526,056

INTERNET SOFTWARE & SERVICES — 0.9%
GMO Internet, Inc. (b)	27,500	262,999
Internet Initiative Japan, Inc.	8,700	334,127
Zappallas, Inc. (b)	269	188,748

		785,874

IT SERVICES — 1.8%
Digital Garage, Inc. (b)	45	142,246
Future Architect, Inc.	83,700	418,774
Ines Corp.	34,360	224,143
IT Holdings Corp.	18,137	240,646
NET One Systems Co., Ltd.	21,500	165,792
SCSK Corp.	10,500	201,893
Transcosmos, Inc.	10,867	164,315

		1,557,809

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Fields Corp.	8,800	138,642
Heiwa Corp.	17,700	309,864
Roland Corp.	14,276	132,218
Tamron Co., Ltd. (b)	7,200	150,400
Tomy Co., Ltd. (b)	19,500	91,086
Universal Entertainment Corp. (b)	6,400	112,814

		935,024

LIFE SCIENCES TOOLS & SERVICES — 0.2%
EPS Corp. (b)	173	192,271

MACHINERY — 7.4%
Asahi Diamond Industrial Co., Ltd.	19,242	181,892
CKD Corp.	16,005	138,242
Daifuku Co., Ltd.	30,181	219,973
Fuji Machine Manufacturing Co., Ltd.	18,442	155,950
Furukawa Co., Ltd. (b)	112,280	189,893
Hitachi Zosen Corp.	224,226	316,018
Hoshizaki Electric Co., Ltd.	9,800	313,726
Iseki & Co., Ltd. (b)	36,000	103,287
Juki Corp. (b)(c)	41,450	60,505
Kitz Corp.	23,902	118,866
Komori Corp.	27,840	323,985
Kyokuto Kaihatsu Kogyo Co., Ltd. (b)	37,140	369,026
Makino Milling Machine Co., Ltd.	32,739	191,817
Meidensha Corp.	39,000	132,310
Minebea Co., Ltd. (b)	69,000	251,452
Miura Co., Ltd.	8,100	201,572
Mori Seiki Co., Ltd. (b)	27,100	304,188
Nachi-Fujikoshi Corp.	69,418	312,376
Namura Shipbuilding Co., Ltd.	13,400	104,545
Nippon Sharyo, Ltd. (b)	30,970	148,716

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Nippon Thompson Co., Ltd.	24,511	$125,596
Nitto Kohki Co., Ltd.	8,900	164,856
NTN Corp. (c)	17,000	52,368
OKUMA Corp.	27,192	205,032
OSG Corp. (b)	19,600	293,206
Ryobi, Ltd.	33,723	97,433
Shima Seiki Manufacturing, Ltd.	15,100	262,219
Sintokogio, Ltd.	18,519	153,432
Tadano, Ltd. (b)	30,913	395,223
Toshiba Machine Co., Ltd.	38,009	185,578
Tsubakimoto Chain Co.	39,124	230,802
Tsugami Corp. (b)	14,000	81,180
Union Tool Co.	9,732	173,801

		6,559,065

MARINE — 0.4%
Iino Kaiun Kaisha, Ltd. (b)	33,506	181,806
Kawasaki Kisen Kaisha, Ltd.	93,000	189,118

		370,924

MEDIA — 2.8%
Asatsu-DK, Inc. (b)	6,500	151,155
Avex Group Holdings, Inc.	13,292	418,156
CyberAgent, Inc.	18	34,429
Daiichikosho Co., Ltd.	14,781	404,288
Kadokawa Group Holdings, Inc. (b)	4,887	156,201
Shochiku Co., Ltd. (b)	36,243	334,209
SKY Perfect JSAT Holdings, Inc.	410	186,973
Tokyo Broadcasting System Holdings, Inc.	15,900	214,486
TV Asahi Corp.	22,600	488,243
Zenrin Co., Ltd.	12,124	134,013

		2,522,153

METALS & MINING — 2.5%
Aichi Steel Corp.	34,000	150,259
Asahi Holdings, Inc.	14,600	220,172
Daido Steel Co., Ltd.	7,000	35,446
Godo Steel, Ltd.	34,440	54,086
Kyoei Steel, Ltd. (b)	7,400	109,061
Maruichi Steel Tube, Ltd.	16,400	418,193
Nippon Denko Co., Ltd. (b)	42,000	115,428
Nippon Yakin Kogyo Co., Ltd. (b)(c)	31,000	34,328
Nisshin Steel Holdings Co., Ltd.	34,200	264,759
OSAKA Titanium Technologies Co. (b)	7,200	128,438
Sanyo Special Steel Co., Ltd. (b)	37,750	181,653
Sumitomo Light Metal Industries, Ltd.	149,135	136,621
Toho Titanium Co., Ltd. (b)	10,800	81,216
Toho Zinc Co., Ltd.	61,796	177,298
Tokyo Rope Manufacturing Co., Ltd. (b)(c)	49,654	61,483
Tokyo Steel Manufacturing Co., Ltd. (b)	18,600	61,604

		2,230,045

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	14,100	380,268
Matsuya Co., Ltd. (b)(c)	10,908	132,760
Parco Co., Ltd.	22,325	226,093

		739,121

OFFICE ELECTRONICS — 0.2%
Riso Kagaku Corp.	6,147	135,954

OIL, GAS & CONSUMABLE FUELS — 0.2%
Itochu Enex Co., Ltd.	37,104	190,497

PAPER & FOREST PRODUCTS — 0.7%
Daio Paper Corp.	30,940	175,981
Nippon Paper Industries Co., Ltd. (b)	29,600	421,346

		597,327

PERSONAL PRODUCTS — 1.5%
Dr Ci:Labo Co., Ltd. (b)	47	124,674
Fancl Corp.	12,600	150,944
Mandom Corp.	11,245	373,569
Milbon Co., Ltd.	8,200	288,921
Pola Orbis Holdings, Inc.	6,800	229,667
Unihair Co., Ltd.	13,904	192,880

		1,360,655

PHARMACEUTICALS — 2.2%
Kaken Pharmaceutical Co., Ltd.	33,428	495,018
KYORIN Holdings, Inc.	18,900	433,805
Mochida Pharmaceutical Co., Ltd.	31,483	399,658
Nichi-iko Pharmaceutical Co., Ltd.	10,165	218,476
Torii Pharmaceutical Co., Ltd.	10,800	231,362
Towa Pharmaceutical Co., Ltd.	4,100	166,749

		1,945,068

PROFESSIONAL SERVICES — 0.8%
Meitic Corp.	11,144	258,589
Nihon M&A Center, Inc.	5,100	283,918
Pasona Group, Inc.	234	154,296

		696,803

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Daibiru Corp.	21,926	243,904
Daikyo, Inc.	51,352	153,536
Goldcrest Co., Ltd.	5,109	118,037
Heiwa Real Estate Co., Ltd.	21,000	349,665
K.K. daVinci Holdings (c)(d)	262	0
Kenedix, Inc. (b)(c)	62,400	261,322
Leopalace21 Corp. (c)	33,400	142,900
NTT Urban Development Corp.	374	458,582
Suruga Corp. (c)(d)	10,689	0
TOC Co., Ltd.	39,600	256,333

		1,984,279

ROAD & RAIL — 1.4%
Hamakyorex Co., Ltd.	6,400	220,989
Hitachi Transport System, Ltd.	16,000	262,868
Kobe Electric Railway Co., Ltd. (c)	49,500	169,427
Sankyu, Inc.	70,830	266,678
Seino Holdings Co., Ltd.	33,000	289,022

		1,208,984

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Dainippon Screen Manufacturing Co., Ltd. (b)(c)	47,000	247,929
Ferrotec Corp.	10,600	43,751
Megachips Corp. (b)	11,200	153,227
Shinko Electric Industries Co., Ltd. (b)	25,800	301,803
Sumco Corp. (b)	28,500	313,016
Tokyo Seimitsu Co., Ltd.	16,400	364,701
Ulvac, Inc. (b)(c)	21,002	166,181

		1,590,608

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 2.4%
Capcom Co., Ltd. (b)	13,900	$224,589
DTS Corp.	14,932	216,911
Dwango Co., Ltd. (b)	32	158,172
Fuji Soft, Inc.	11,774	247,131
GungHo Online Entertainment, Inc. (b)(c)	850	924,146
NSD Co., Ltd.	17,278	177,763
Square Enix Holdings Co., Ltd. (b)	17,300	207,945

		2,156,657

SPECIALTY RETAIL — 4.4%
ABC-Mart, Inc. (b)	6,500	253,234
Autobacs Seven Co., Ltd.	25,888	392,744
Bic Camera, Inc. (b)	482	207,920
Chiyoda Co., Ltd.	8,713	222,704
DCM Japan Holdings Co., Ltd.	25,700	201,543
EDION Corp. (b)	18,350	104,002
Geo Holdings Corp. (b)	163	146,862
Hikari Tsushin, Inc.	6,000	324,357
K’s Holdings Corp. (b)	11,500	364,675
Kohnan Shoji Co., Ltd. (b)	15,800	179,258
Komeri Co., Ltd.	8,230	206,464
Nishimatsuya Chain Co., Ltd.	14,866	143,370
Point, Inc.	6,130	294,050
Shimachu Co., Ltd.	16,200	397,763
United Arrows, Ltd.	6,429	268,266
Xebio Co., Ltd. (b)	8,761	179,215

		3,886,427

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Atsugi Co., Ltd. (b)	200,470	215,939
Daidoh, Ltd. (b)	23,711	154,676
Gunze, Ltd.	63,348	153,053
Onward Holdings Co., Ltd.	33,000	272,744
Sanyo Shokai, Ltd.	65,516	163,567
Seiko Holdings Corp.	28,649	115,652
The Japan Wool Textile Co., Ltd.	35,170	250,317
Toyobo Co., Ltd.	160,000	243,217
TSI Holdings Co., Ltd.	22,100	130,373
Unitika, Ltd. (c)	179,084	90,141

		1,789,679

TRADING COMPANIES & DISTRIBUTORS — 3.2%
Hanwa Co., Ltd.	73,032	277,174
Inaba Denki Sangyo Co., Ltd.	11,163	287,012
Inabata & Co., Ltd.	33,875	278,270
Iwatani Corp.	109,422	384,439
Kanamoto Co., Ltd.	11,000	219,369
Kuroda Electric Co., Ltd.	33,900	450,817
MonotaRO Co., Ltd. (b)	11,000	267,650
Nichiden Corp.	10,100	242,904
Okaya & Co., Ltd.	14,405	166,767
Trusco Nakayama Corp.	13,600	270,261

		2,844,663

TRANSPORTATION INFRASTRUCTURE — 0.9%
Japan Airport Terminal Co., Ltd. (b)	14,248	225,765
Mitsui-Soko Co., Ltd.	48,686	241,139
The Sumitomo Warehouse Co., Ltd.	63,563	362,814

		829,718

TOTAL COMMON STOCKS —
(Cost $99,427,235)		88,160,827

RIGHTS — 0.0% (a)
JAPAN — 0.0% (a)
CONSUMER FINANCE — 0.0% (a)
J Trust Co., Ltd. (expiring 7/30/13) (b)(c) (Cost $0)	8,900	4,480

SHORT TERM INVESTMENTS — 10.1%
UNITED STATES — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,459,225	8,459,225
State Street Institutional Liquid Reserves Fund 0.09% (f)(g)	518,118	518,118

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,977,343)		8,977,343

TOTAL INVESTMENTS — 109.6%
(Cost $108,404,578)		97,142,650
OTHER ASSETS & LIABILITIES — (9.6)%		(8,480,182)

NET ASSETS — 100.0%		$88,662,468

(a)	Amount shown represents less than 0.05% of net assets.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Non-income producing security.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.3%
ALS, Ltd.	4,398	$38,566
CFS Retail Property Trust Group	38,668	70,790
Coca-Cola Amatil, Ltd.	3,412	39,696
Monadelphous Group, Ltd.	2,314	34,187
Origin Energy, Ltd.	4,098	47,151
Sonic Healthcare, Ltd.	3,750	50,836
UGL, Ltd.	6,218	39,386
Woolworths, Ltd.	1,600	48,052

		368,664

CANADA — 15.0%
Bank of Montreal	878	50,768
Bank of Nova Scotia	780	41,568
Canadian Imperial Bank of Commerce	654	46,272
Cominar Real Estate Investment Trust	3,366	66,494
Emera, Inc.	1,302	40,765
Great-West Lifeco, Inc.	2,420	65,446
IGM Financial, Inc.	1,458	62,317
National Bank of Canada	604	42,963
Power Corp. of Canada	2,110	56,443
Power Financial Corp.	2,180	63,192
RioCan REIT	2,168	51,932
Royal Bank of Canada	736	42,753
Shaw Communications, Inc. (Class B)	2,136	51,104
Sun Life Financial, Inc.	2,336	68,976
TransAlta Corp.	5,726	78,214
TransCanada Corp.	914	39,230

		868,437

FINLAND — 2.1%
Fortum Oyj	4,426	82,845
Konecranes Oyj	1,288	36,682

		119,527

FRANCE — 7.7%
Bouygues SA	2,820	71,882
Casino Guichard-Perrachon SA	524	49,020
Eiffage SA	880	41,219
GDF Suez	5,626	110,024
Sanofi	474	49,056
Total SA	1,368	66,691
Vinci SA	1,196	59,939

		447,831

GERMANY — 3.8%
Axel Springer AG	1,434	61,092
Deutsche Boerse AG	880	57,845
Muenchener Rueckversicherungs- Gesellschaft AG	342	62,859
Siemens AG	384	38,759

		220,555

HONG KONG — 1.6%
China Mobile, Ltd.	4,000	41,772
CLP Holdings, Ltd.	6,000	48,541

		90,313

ITALY — 1.0%
Atlantia SpA	3,654	59,513

JAPAN — 7.6%
Azbil Corp.	2,200	47,151
Canon, Inc.	1,200	39,080
Daito Trust Construction Co., Ltd.	500	47,063
Eisai Co., Ltd.	1,200	48,865
Nippon Telegraph & Telephone Corp.	1,200	62,093
NTT DoCoMo, Inc.	40	62,053
Sankyo Co., Ltd.	1,400	66,029
TonenGeneral Sekiyu K.K.	7,000	67,720

		440,054

NETHERLANDS — 0.9%
Wolters Kluwer NV	2,592	54,767

RUSSIA — 0.6%
Lukoil OAO ADR	648	37,195

SINGAPORE — 1.9%
Keppel Corp., Ltd.	6,000	49,200
Singapore Telecommunications, Ltd.	20,000	59,449

		108,649

SOUTH AFRICA — 1.8%
Sanlam, Ltd.	8,296	38,441
Standard Bank Group, Ltd.	3,428	38,496
The Foschini Group, Ltd.	2,722	27,077

		104,014

SOUTH KOREA — 0.7%
KT&G Corp.	636	41,321

SPAIN — 6.8%
Abertis Infraestructuras SA	3,738	65,108
Enagas SA	4,930	121,661
Indra Sistemas SA	5,820	75,205
Mapfre SA	16,762	54,514
Red Electrica Corporacion SA	1,402	76,996

		393,484

SWEDEN — 3.1%
Hennes & Mauritz AB (Class B)	1,460	47,676
Securitas AB (Class B)	7,120	61,870
TeliaSonera AB	11,012	71,347

		180,893

SWITZERLAND — 3.8%
Baloise Holding AG	756	73,391
Novartis AG	734	52,054
PSP Swiss Property AG (a)	468	40,461
Roche Holding AG	224	55,636

		221,542

THAILAND — 1.5%
Advanced Info Service PCL, NVDR	9,400	85,468

UNITED KINGDOM — 10.4%
AMEC PLC	2,500	38,107
AstraZeneca PLC	2,106	99,498
BAE Systems PLC	11,372	66,059
British American Tobacco PLC	1,024	52,301
Carillion PLC	11,450	48,000
Centrica PLC	9,794	53,506
GlaxoSmithKline PLC	2,988	74,686
Tesco PLC	9,110	45,790
Vodafone Group PLC	27,336	77,884
William Morrison Supermarkets PLC	11,660	46,299

		602,130

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

UNITED STATES — 22.8%
Avista Corp.	2,364	$63,875
CA, Inc.	2,342	67,051
ConocoPhillips	940	56,870
Entergy Corp.	992	69,122
Federated Investors, Inc. (Class B)	2,592	71,047
FirstEnergy Corp.	1,588	59,296
Hawaiian Electric Industries, Inc.	2,302	58,264
HollyFrontier Corp.	1,502	64,256
Integrys Energy Group, Inc.	1,162	68,012
Lockheed Martin Corp.	576	62,473
Meredith Corp.	1,584	75,557
New York Community Bancorp, Inc.	6,792	95,088
People’s United Financial, Inc.	5,034	75,007
Pepco Holdings, Inc.	3,470	69,955
PPL Corp.	2,088	63,183
Public Service Enterprise Group, Inc.	1,852	60,486
Southern Co.	1,264	55,780
UIL Holdings Corp.	1,596	61,047
United Bankshares, Inc.	2,424	64,115
Vectren Corp.	1,914	64,751

		1,325,235

TOTAL COMMON STOCKS —
(Cost $5,971,445)		5,769,592

SHORT TERM INVESTMENT — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.09% (b)(c) (Cost $27,394)	27,394	27,394

TOTAL INVESTMENTS — 99.9%
(Cost $5,998,839)		5,796,986
OTHER ASSETS & LIABILITIES — 0.1%		8,683

NET ASSETS — 100.0%		$5,805,669

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	11.8%
Insurance	8.4
Multi-Utilities	7.2
Oil, Gas & Consumable Fuels	6.6
Pharmaceuticals	6.5
Commercial Banks	5.6
Construction & Engineering	5.0
Wireless Telecommunication Services	4.7
Media	4.1
Diversified Telecommunication Services	3.3
Real Estate Investment Trusts	3.2
Food & Staples Retailing	3.2
Thrifts & Mortgage Finance	2.9
Capital Markets	2.3
Aerospace & Defense	2.2
Transportation Infrastructure	2.1
Gas Utilities	2.1
Tobacco	1.6
Industrial Conglomerates	1.6
Real Estate Management & Development	1.5
Independent Power Producers & Energy Traders	1.4
IT Services	1.3
Specialty Retail	1.3
Software	1.2
Leisure Equipment & Products	1.1
Commercial Services & Supplies	1.1
Diversified Financial Services	1.0
Health Care Providers & Services	0.9
Electronic Equipment, Instruments & Components	0.8
Beverages	0.7
Office Electronics	0.7
Energy Equipment & Services	0.7
Machinery	0.7
Professional Services	0.6
Short Term Investment	0.5
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 25.8%
APA Group	4,170,160	$22,864,770
ASX, Ltd.	23,037	697,345
Australia & New Zealand Banking Group, Ltd.	28,445	744,141
Bendigo and Adelaide Bank, Ltd.	1,010,512	9,314,472
CFS Retail Property Trust Group (a)	9,160,214	16,769,608
Commonwealth Bank of Australia	12,241	775,148
Commonwealth Property Office Fund	613,595	617,820
CSR, Ltd. (a)	4,426,071	9,034,634
David Jones, Ltd. (a)	3,730,462	8,707,432
DUET Group (a)	3,882,817	7,143,816
Iluka Resources, Ltd. (a)	4,288,612	39,216,565
JB Hi-Fi, Ltd. (a)	734,904	11,307,996
Metcash, Ltd. (a)	6,441,858	20,755,878
Monadelphous Group, Ltd. (a)	28,911	427,124
National Australia Bank, Ltd.	1,494,386	40,598,874
OZ Minerals, Ltd. (a)	92,356	346,606
Sonic Healthcare, Ltd.	45,029	610,428
SP AusNet (a)	7,505,563	8,072,507
Spark Infrastructure Group	5,219,767	8,289,683
Stockland	10,979,519	34,974,367
Tatts Group, Ltd.	4,977,038	14,441,673
Telstra Corp., Ltd. (a)	5,067,162	22,124,347
UGL, Ltd. (a)	48,908	309,794
Westpac Banking Corp.	1,437,543	38,001,902

		316,146,930

BELGIUM — 2.5%
Belgacom SA (a)	705,776	15,811,430
Telenet Group Holding NV	318,927	14,617,280

		30,428,710

BERMUDA — 3.5%
Seadrill, Ltd.	1,058,213	42,494,547

BRAZIL — 1.4%
Companhia Energetica de Minas Gerais ADR (a)	70,205	629,739
CPFL Energia SA ADR (a)	643,497	11,769,560
Oi SA ADR (a)	2,356,137	4,241,047
Vale SA Preference Shares ADR	30,188	367,086

		17,007,432

CANADA — 4.9%
Bell Aliant, Inc. (a)	380,697	10,198,111
Canadian Oil Sands, Ltd.	1,874,241	34,590,713
Cominar Real Estate Investment Trust	329,103	6,501,262
Lightstream Resources, Ltd. (a)	1,188,893	8,846,685

		60,136,771

CHINA — 0.5%
Anta Sports Products, Ltd. (a)	659,000	577,746
Bank of China, Ltd.	1,590,000	653,929
Dongyue Group (a)	12,040,000	4,812,057
Soho China, Ltd. (a)	739,000	587,858

		6,631,590

CZECH REPUBLIC — 2.0%
CEZ AS	679,929	16,298,112
Telefonica O2 Czech Republic AS	601,768	8,281,329

		24,579,441

DENMARK — 1.6%
TDC A/S	2,460,453	19,912,940

FINLAND — 6.3%
Elisa Oyj (a)	544,854	10,630,503
Fortum Oyj (a)	2,100,510	39,316,986
Orion Oyj (Class B) (a)	22,119	518,099
Stora Enso Oyj	94,616	633,381
UPM-Kymmene Oyj (a)	2,589,215	25,342,886

		76,441,855

FRANCE — 3.9%
Fonciere Des Regions (a)	79,286	5,940,369
France Telecom SA	3,459,157	32,679,708
Neopost SA (a)	142,577	9,451,759

		48,071,836

GERMANY — 1.8%
Freenet AG (b)	509,193	11,106,248
ProSiebenSat.1 Media AG Preference Shares	21,924	941,000
RWE AG	305,825	9,747,347

		21,794,595

HONG KONG — 0.9%
BOC Hong Kong Holdings, Ltd.	188,500	579,619
Hang Seng Bank, Ltd.	46,000	680,243
Shougang Fushan Resources Group, Ltd. (a)	1,678,000	651,180
Yuexiu Real Estate Investment Trust	17,292,000	9,430,358

		11,341,400

ISRAEL — 3.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,610,322	18,170,276
Israel Chemicals, Ltd.	2,392,837	23,617,134

		41,787,410

ITALY — 3.3%
Atlantia SpA (a)	37,807	615,767
Terna Rete Elettrica Nationale SpA (a)	9,598,952	39,827,191

		40,442,958

LUXEMBOURG — 1.7%
Millicom International Cellular SA (a)	128,438	9,193,104
Oriflame Cosmetics SA SDR (a)	361,137	11,359,353

		20,552,457

NETHERLANDS — 3.3%
Corio NV	406,335	16,143,646
Koninklijke (Royal) KPN NV	11,717,608	24,324,104

		40,467,750

NORWAY — 0.1%
Gjensidige Forsikring ASA	46,054	673,909

PORTUGAL — 1.5%
EDP — Energias de Portugal SA (a)	5,820,437	18,725,084

SINGAPORE — 2.6%
Ascendas REIT	349,000	613,632
Hutchison Port Holdings Trust	25,527,000	18,762,345

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Keppel Land, Ltd.	232,000	$612,789
Singapore Telecommunications, Ltd.	228,846	680,241
STX OSV Holdings, Ltd.	12,501,000	10,743,586
Suntec REIT (a)	499,000	619,668

		32,032,261

SOUTH AFRICA — 2.6%
African Bank Investments, Ltd. (a)	154,742	254,391
Kumba Iron Ore, Ltd. (a)	471,835	21,892,094
MMI Holdings, Ltd.	3,917,565	8,748,934
Vodacom Group, Ltd. (a)	55,383	585,898

		31,481,317

SOUTH KOREA — 0.1%
KT Corp. ADR	42,864	665,249

SPAIN — 7.3%
Enagas SA	29,004	715,750
Ferrovial SA (a)	2,504,566	39,978,254
Iberdrola SA	120	633
Indra Sistemas SA (a)	666,012	8,606,074
Red Electrica Corporacion SA (a)	12,429	682,584
Repsol YPF SA	1,886,406	39,747,623

		89,730,918

SWEDEN — 2.6%
NCC AB (B Shares) (a)	360,517	8,151,019
Skanska AB (Class B)	38,241	630,603
Tele2 AB	1,982,629	23,132,556

		31,914,178

SWITZERLAND — 3.1%
Zurich Insurance Group AG (b)	145,227	37,605,681

TAIWAN — 0.1%
Chunghwa Telecom Co., Ltd. ADR (a)	19,660	631,283

THAILAND — 3.9%
Shin Corp. PCL, NVDR	17,119,443	48,021,652

TURKEY — 3.7%
Eregli Demir ve Celik Fabrikalari TAS	537,950	554,832
Tupras-Turkiye Petrol Rafinerileri AS	1,060,836	25,896,175
Turk Telekomunikasyon AS	4,936,983	19,190,636

		45,641,643

UNITED KINGDOM — 5.2%
Admiral Group PLC	741,601	14,925,917
AstraZeneca PLC	828,353	39,135,717
BAE Systems PLC	133,085	773,086
British American Tobacco PLC	50	2,554
Carillion PLC (a)	140,920	590,759
FirstGroup PLC (a)	3,683,716	5,388,752
National Grid PLC	67,734	766,382
Scottish & Southern Energy PLC	30,298	699,864
Tui Travel PLC	149,608	809,844

		63,092,875

TOTAL COMMON STOCKS —
(Cost $1,316,005,933)		1,218,454,672

RIGHTS — 0.1%
SPAIN — 0.1%
Repsol SA (expiring 7/12/13) (b) (Cost $1,109,924)	1,893,139	1,053,220

SHORT TERM INVESTMENTS — 12.8%
UNITED STATES — 12.8%
MONEY MARKET FUNDS — 12.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	114,985,793	114,985,793
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	42,333,259	42,333,259

TOTAL SHORT TERM INVESTMENTS —
(Cost $157,319,052)		157,319,052

TOTAL INVESTMENTS — 112.5%
(Cost $1,474,434,909)		1,376,826,944
OTHER ASSETS & LIABILITIES — (12.5)%		(152,970,500)

NET ASSETS — 100.0%		$1,223,856,444

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

	PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	15.5%
Electric Utilities	11.8
Oil, Gas & Consumable Fuels	8.9
Wireless Telecommunication Services	7.6
Commercial Banks	7.6
Real Estate Investment Trusts	6.8
Metals & Mining	5.1
Insurance	5.1
Construction & Engineering	3.9
Energy Equipment & Services	3.5
Pharmaceuticals	3.2
Chemicals	2.3
Paper & Forest Products	2.2
Gas Utilities	2.0
Food & Staples Retailing	1.7
Transportation Infrastructure	1.5
Multi-Utilities	1.5
Media	1.3
Hotels, Restaurants & Leisure	1.3
Personal Products	0.9
Specialty Retail	0.9
Machinery	0.8
Real Estate Management & Development	0.8
Office Electronics	0.8
Industrial Conglomerates	0.7
Multiline Retail	0.7
IT Services	0.7
Road & Rail	0.4
Diversified Financial Services	0.1
Aerospace & Defense	0.1
Health Care Providers & Services	0.0	***
Textiles, Apparel & Luxury Goods	0.0	***
Tobacco	0.0	***
Short Term Investment	12.8
Other Assets & Liabilities	(12.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.0%
ALS, Ltd./Queensland (a)	7,921	$69,460
Ansell, Ltd. (a)	2,509	40,489
APA Group (a)	19,486	106,841
Asciano Group	23,828	109,491
Bank of Queensland, Ltd.	5,983	47,701
Bendigo and Adelaide Bank, Ltd. (a)	39,528	74,718
Boral, Ltd. (a)	17,829	68,706
Caltex Australia, Ltd.	4,740	78,315
Challenger Financial Services Group, Ltd. (a)	10,267	37,686
Cochlear, Ltd.	1,919	108,397
Commonwealth Property Office Fund (a)	97,642	98,314
Computershare, Ltd.	8,916	83,816
Dexus Property Group	114,492	112,136
DUET Group (a)	19,472	35,826
Echo Entertainment Group, Ltd.	17,475	48,947
Federation Centres Ltd.	26,777	58,089
Flight Centre Ltd. (a)	1,305	46,981
GrainCorp, Ltd.	4,013	46,173
Harvey Norman Holdings, Ltd. (a)	38,408	89,650
Iluka Resources, Ltd. (a)	7,620	69,680
Lend Lease Group	13,542	103,504
Metcash, Ltd. (a)	20,358	65,594
Mirvac Group	86,957	127,752
OZ Minerals, Ltd.	7,415	27,828
Qantas Airways, Ltd. (b)	26,260	32,450
REA Group Ltd. (a)	1,278	32,205
Regis Resources, Ltd. (b)	6,775	17,922
Seek, Ltd. (a)	6,040	50,145
SP AusNet	31,930	34,342
Spark Infrastructure Group	22,012	34,958
TABCORP Holdings, Ltd.	16,373	45,710
Tatts Group, Ltd.	38,551	111,862
Toll Holdings, Ltd.	18,889	91,983
Treasury Wine Estates, Ltd.	11,771	62,708
Washington H Soul Pattinson & Co., Ltd.	2,545	30,634
Whitehaven Coal, Ltd. (a)	11,051	23,266

		2,324,279

AUSTRIA — 0.7%
IMMOFINANZ AG (b)	26,480	98,785
Telekom Austria AG	14,149	89,457
Voestalpine AG	1,977	69,719

		257,961

BELGIUM — 0.7%
Ackermans & van haaren NV	531	44,485
Delhaize Group (a)	1,841	113,645
Sofina SA	419	37,912
Telenet Group Holding NV	1,354	62,057

		258,099

BERMUDA — 0.8%
Catlin Group, Ltd.	19,626	148,596
Hiscox, Ltd.	14,738	127,301
Lancashire Holdings, Ltd.	3,001	36,049

		311,946

CANADA — 9.2%
Aimia, Inc.	7,693	114,781
Alamos Gold, Inc.	4,914	59,343
AltaGas, Ltd. (a)	1,899	66,351
Astral Media, Inc.	1,000	47,358
ATCO, Ltd. (Class I) (a)	3,152	129,642
Boardwalk REIT	566	31,274
Bonavista Energy Corp. (a)	3,491	45,170
CAE, Inc.	5,499	56,869
Calloway REIT	1,244	30,317
Canadian REIT	793	32,736
Canadian Western Bank (a)	3,336	87,815
Detour Gold Corp. (b)	3,059	23,922
Dollarama, Inc.	1,300	90,709
Dundee Real Estate Investment Trust	900	27,846
Emera, Inc.	2,806	87,855
Empire Co., Ltd.	1,668	127,154
Enerplus Corp. (a)	3,599	53,015
Ensign Energy Services, Inc.	2,300	35,494
Finning International, Inc.	6,055	124,263
First Capital Realty, Inc. (a)	2,037	34,467
First Majestic Silver Corp. (b)	4,081	43,172
Gibson Energy, Inc. (a)	1,856	43,367
Gildan Activewear, Inc.	4,155	167,980
H&R REIT	1,696	35,433
IAMGOLD Corp.	6,800	28,490
Industrial Alliance Insurance & Financial Services, Inc.	2,193	86,477
Keyera Corp. (a)	2,595	139,128
Lightstream Resources, Ltd. (a)	4,652	34,616
Lundin Mining Corp. (b)	14,263	54,080
Methanex Corp.	2,209	94,332
New Gold, Inc. (b)	8,399	54,218
Onex Corp.	3,765	170,307
Open Text Corp.	1,112	75,788
Osisko Mining Corp. (b)	7,100	23,421
Pan American Silver Corp.	2,640	30,656
Pengrowth Energy Corp. (a)	9,243	45,297
Peyto Exploration & Development Corp. (a)	7,046	203,041
Precision Drilling Corp. (a)	10,754	91,235
Progressive Waste Solutions, Ltd.	4,358	93,609
Quebecor, Inc. (Class B)	1,017	44,904
Research In Motion, Ltd. (a)(b)	7,599	79,811
Ritchie Bros Auctioneers, Inc. (a)	1,700	32,487
ShawCor, Ltd. (Class A)	1,100	43,335
Tahoe Resources, Inc. (b)	1,500	21,200
The Jean Coutu Group Pjc, Inc.	2,489	41,902
Tourmaline Oil Corp. (b)	2,545	101,636
TransAlta Corp. (a)	4,618	63,079
Trilogy Energy Corp.	1,358	40,420
Veresen, Inc. (a)	7,204	85,155
Vermilion Energy, Inc. (a)	2,183	106,382
West Fraser Timber Co., Ltd.	600	45,215

		3,526,554

CHINA — 0.5%
ENN Energy Holdings, Ltd. (a)	22,000	117,285
Techtronic Industries Co., Ltd.	25,500	61,018

		178,303

DENMARK — 1.4%
Chr Hansen Holding A/S	1,873	64,042
DSV A/S	6,187	150,628
FLSmidth & Co. A/S (a)	884	40,193

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

GN Store Nord A/S	3,562	$67,228
H. Lundbeck A/S	1,352	24,080
Jyske Bank A/S (b)	1,322	49,764
Topdanmark A/S (b)	1,821	46,333
Tryg A/S	580	47,739
William Demant Holding (b)	554	45,753

		535,760

FINLAND — 1.1%
Elisa Oyj	7,509	146,506
Kesko Oyj (Class B)	928	25,766
Neste Oil Oyj	3,033	44,313
Orion Oyj (Class B) (a)	3,988	93,412
Outotec Oyj (a)	3,152	37,734
Pohjola Bank PLC	4,616	67,741
YIT Oyj	1,239	21,243

		436,715

FRANCE — 3.8%
Alcatel-Lucent (a)(b)	54,360	99,136
Atos Origin SA	1,293	95,834
bioMerieux	336	32,511
CGG (b)	3,638	80,343
Eiffage SA (a)	921	43,140
Eramet	229	19,348
Euler Hermes SA	264	26,578
Eurazeo	625	33,443
Faurecia (a)(b)	1,113	24,602
Financiere de L’Odet	54	42,824
Fonciere Des Regions (a)	870	65,183
Groupe Eurotunnel SA	13,147	99,869
ICADE	423	34,881
Imerys SA	755	46,199
Ingenico SA (a)	963	64,090
JCDecaux SA (a)	1,243	33,857
Lagardere SCA	2,482	69,041
Orpea	671	30,989
Peugeot SA (a)(b)	4,405	36,216
Sa des Ciments Vicat	411	25,430
SCOR SE (a)	4,224	129,440
SEB SA (a)	484	39,094
Valeo SA (a)	2,666	167,327
Vilmorin & Cie	125	14,318
Wendel (a)	924	95,064

		1,448,757

GERMANY — 2.8%
Aurubis AG	626	33,533
Axel Springer AG (a)	755	32,165
Bilfinger SE	1,977	181,813
Celesio AG	495	10,745
Deutsche Wohnen AG	2,694	45,681
Hochtief AG	655	42,766
MTU Aero Engines AG	1,033	99,497
Rational AG	60	20,087
Rhoen-Klinikum AG	6,155	141,770
Salzgitter AG	870	28,617
SGL Carbon AG	1,868	59,331
Sky Deutschland AG (b)	10,377	72,164
Software AG	1,304	38,977
Symrise AG	2,628	106,272
United Internet AG	2,840	80,052
Wacker Chemie AG	358	26,906
Wirecard AG (a)	1,927	52,375

		1,072,751

GREECE — 0.2%
OPAP SA	6,561	54,837

HONG KONG — 2.1%
ASM Pacific Technology, Ltd. (a)	3,000	33,050
Champion REIT (a)	72,000	33,046
Chinese Estates Holdings, Ltd.	21,623	38,750
Esprit Holdings, Ltd. (a)	70,416	104,947
First Pacific Co., Ltd.	54,000	57,855
Fosun International	62,000	45,483
Hopewell Holdings	35,500	118,313
Hysan Development Co., Ltd.	31,827	138,078
PCCW, Ltd.	108,000	50,544
Television Broadcasts, Ltd.	7,000	48,103
VTech Holdings, Ltd.	2,500	38,194
Wing Hang Bank, Ltd. (a)	4,177	37,508
Yue Yuen Industrial Holdings, Ltd.	25,000	64,786

		808,657

IRELAND — 1.3%
DCC PLC	1,239	48,295
Dragon Oil PLC	8,798	76,267
Glanbia PLC	3,136	42,190
James Hardie Industries Plc	10,244	88,049
Paddy Power PLC	1,937	165,974
The Governor & Co. of the Bank of Ireland (a)(b)	469,043	95,720

		516,495

ISRAEL — 0.7%
Bank Hapoalim BM (b)	19,356	87,572
Bank Leumi Le-Israel BM (b)	22,705	75,468
Bezeq The Israeli Telecommunication Corp., Ltd.	34,616	46,214
Mellanox Technologies, Ltd. (b)	555	27,381
The Israel Corp., Ltd. (b)	62	37,299

		273,934

ITALY — 1.9%
Banca Monte dei Paschi di Siena SpA (a)(b)	133,561	33,854
Banco Popolare Societa Cooperativa (b)	73,172	86,029
Davide Campari-Milano SpA	7,178	51,923
Finmeccanica SpA (b)	14,407	72,061
Gtech Spa	1,628	40,694
Mediaset SpA (b)	38,234	144,125
Mediobanca SpA	9,187	47,767
Mediolanum SpA (a)	2,851	17,640
Prysmian SpA	5,059	94,365
Salvatore Ferragamo Italia SpA	1,514	47,094
UBI Banca ScPA (a)	29,519	106,746

		742,298

JAPAN — 32.9%
Acom Co., Ltd. (b)	780	24,774
Advance Residence Investment Corp.	45	97,262
Advantest Corp. (a)	4,700	77,217
Aozora Bank, Ltd. (b)	26,000	81,140
Asics Corp.	6,400	101,217
Brother Industries, Ltd.	6,000	67,469

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Canon Marketing Japan, Inc.	2,600	$34,733
Casio Computer Co., Ltd. (a)	5,200	45,752
Credit Saison Co., Ltd.	8,100	202,959
Daicel Chemical Industries, Ltd.	26,000	227,453
Daido Steel Co., Ltd.	26,000	131,655
Dainippon Sumitomo Pharma Co., Ltd.	3,200	42,233
DeNA Co., Ltd. (a)	1,900	37,260
Don Quijote Co., Ltd.	2,600	126,290
Electric Power Development Co., Ltd.	3,200	99,864
FamilyMart Co., Ltd.	2,600	110,716
Fuji Television Network, Inc.	26	52,296
Fukuoka Financial Group, Inc.	26,000	110,454
Gree, Inc. (a)(b)	1,800	15,946
Hakuhodo DY Holdings, Inc.	520	36,382
Hamamatsu Photonics K.K.	2,600	93,834
Hirose Electric Co., Ltd.	2,200	289,686
Hitachi Capital Corp.	2,600	51,380
Hitachi Construction Machinery Co., Ltd.	2,500	50,461
Hokuhoku Financial Group, Inc.	26,000	53,133
Hokuriku Electric Power Co.	4,900	76,853
Hulic Co., Ltd. (a)	7,300	78,192
Ibiden Co., Ltd.	2,500	38,934
Idemitsu Kosan Co., Ltd. (a)	2,000	153,622
IHI Corp. (a)	26,000	98,414
Isetan Mitsukoshi Holdings, Ltd.	15,700	208,153
J Front Retailing Co., Ltd.	30,000	238,889
Japan Prime Realty Investment Corp. (a)	26	79,438
Japan Retail Fund Investment Corp.	64	133,496
JSR Corp.	4,800	96,933
JTEKT Corp.	5,800	65,161
Kagome Co., Ltd. (a)	2,600	44,470
Kajima Corp.	26,000	86,113
Kawasaki Heavy Industries, Ltd.	27,000	82,901
Keihan Electric Railway Co., Ltd.	26,000	108,361
Kewpie Corp.	2,300	33,897
Kobe Steel, Ltd. (a)(b)	57,000	70,579
Konami Corp. (a)	3,700	78,406
Konica Minolta Holdings, Inc.	11,000	82,942
Kuraray Co., Ltd.	8,200	114,908
Kurita Water Industries, Ltd.	4,700	99,408
Kyushu Electric Power Co., Inc. (b)	11,200	168,674
M3, Inc.	26	58,316
Marui Group Co., Ltd.	23,700	235,962
Mazda Motor Corp. (b)	55,000	216,490
Medipal Holdings Corp.	10,300	139,359
MEIJI Holdings Co., Ltd.	2,600	124,719
MISUMI Group, Inc.	1,600	43,924
Mitsubishi Gas Chemical Co., Inc.	26,000	190,809
Mitsubishi Materials Corp.	32,000	112,428
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,800	65,294
Mitsui Chemicals, Inc. (a)	26,000	58,630
Mitsui OSK Lines, Ltd. (b)	26,000	101,294
Nabtesco Corp.	2,100	43,613
Nagoya Railroad Co., Ltd.	26,000	73,026
Namco Bandai Holdings, Inc.	9,600	155,595
Nankai Electric Railway Co., Ltd.	26,000	99,200
NEC Corp.	48,000	104,857
NHK Spring Co., Ltd.	5,800	67,147
Nippon Electric Glass Co., Ltd.	26,000	126,421
Nippon Express Co., Ltd.	26,000	123,280
Nippon Yusen K.K. (a)	31,000	82,076
Nissin Foods Holding Co., Ltd. (a)	2,600	105,089
NOK Corp.	2,200	34,926
Nomura Real Estate Holdings, Inc.	2,600	57,426
Nomura Research Institute, Ltd.	2,600	84,542
NSK, Ltd.	26,000	248,392
NTT Urban Development Corp.	26	31,880
Obayashi Corp.	26,000	134,796
Obic Co., Ltd.	260	67,922
OJI Paper Co., Ltd. (a)	26,000	104,696
Omron Corp.	3,700	109,955
Park24 Co., Ltd. (a)	2,000	36,221
Rinnai Corp.	1,100	78,180
Rohm Co., Ltd.	1,800	72,482
Sankyo Co., Ltd.	2,000	94,327
Sanrio Co., Ltd. (a)	2,000	92,918
Santen Pharmaceutical Co., Ltd.	2,200	94,569
Seven Bank, Ltd.	13,700	49,650
Sharp Corp. (a)(b)	26,000	104,696
Shikoku Electric Power Co., Inc. (b)	4,900	88,346
Shimadzu Corp.	26,000	208,869
Shimizu Corp.	30,000	120,501
Shinsei Bank, Ltd.	26,000	58,892
Showa Denko K.K. (a)	26,000	34,288
Showa Shell Sekiyu K.K. (a)	17,400	142,934
Stanley Electric Co., Ltd.	7,900	153,650
Sumitomo Chemical Co., Ltd.	30,000	94,227
Sumitomo Heavy Industries, Ltd.	26,000	109,408
Sumitomo Rubber Industries, Inc. (a)	3,600	58,783
Suzuken Co., Ltd.	2,500	84,059
Sysmex Corp.	1,900	124,135
Taiheiyo Cement Corp.	26,000	82,972
Taisei Corp.	26,000	93,965
Taiyo Nippon Sanso Corp.	26,000	179,292
Takashimaya Co., Ltd.	26,000	263,049
The Bank of Kyoto, Ltd.	26,000	216,459
The Gunma Bank, Ltd.	26,000	143,434
The Hachijuni Bank, Ltd.	29,000	169,326
The Hiroshima Bank, Ltd. (a)	26,000	110,716
The Japan Steel Works, Ltd.	26,000	142,910
The Joyo Bank, Ltd.	26,000	142,125
The Tokyo Electric Power Co., Inc. (b)	29,800	153,897
THK Co., Ltd.	7,000	146,927
Toho Co., Ltd.	2,700	55,503
Toho Gas Co., Ltd. (a)	26,000	134,273
Tohoku Electric Power Co., Inc. (b)	11,900	148,428
Toppan Printing Co., Ltd.	26,000	180,339
Toyo Seikan Group Holdings, Ltd.	3,900	59,952
Toyota Boshoku Corp. (a)	2,600	37,429
Trend Micro, Inc.	2,500	79,277
Tsumura & Co. (a)	1,100	32,379
Ube Industries, Ltd.	26,000	48,160
United Urban Investment Corp.	81	109,348
UNY Group Holdings Co., Ltd.	4,400	29,589
USS Co., Ltd.	260	32,953
Yamaha Corp.	10,300	117,895
Yamaha Motor Co., Ltd.	7,300	94,433
Yokogawa Electric Corp.	4,200	50,188

		12,658,727

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR (a)	2,387	$75,082

NETHERLANDS — 1.4%
Corio NV	1,886	74,930
Delta Lloyd NV	2,669	53,410
Koninklijke Boskalis Westminster NV	3,759	136,885
Nutreco NV	1,783	75,671
QIAGEN NV (b)	5,567	109,231
Royal Imtech NV (a)(b)	2,300	16,874
SBM Offshore NV (b)	5,177	86,976

		553,977

NEW ZEALAND — 0.8%
Auckland International Airport, Ltd.	18,755	43,019
Contact Energy, Ltd.	10,866	42,966
Fletcher Building, Ltd.	26,080	169,794
Telecom Corporation of New Zealand, Ltd.	17,919	31,137

		286,916

NORWAY — 1.1%
Aker Solutions ASA	3,608	48,837
Fred Olsen Energy ASA	743	29,204
Golar LNG, Ltd. (a)	1,008	32,145
Marine Harvest	63,496	64,057
Petroleum Geo-Services ASA	5,153	62,450
Schibsted ASA (a)	1,467	63,042
TGS Nopec Geophysical Co. ASA	4,721	136,464

		436,199

PORTUGAL — 0.2%
Banco Espirito Santo SA (b)	41,105	32,860
Portugal Telecom SGPS SA (a)	13,747	53,428

		86,288

SINGAPORE — 2.1%
Ascendas REIT (a)	44,000	77,364
CapitaCommercial Trust (a)	24,000	27,722
ComfortDelGro Corp., Ltd.	85,000	122,980
Flextronics International, Ltd. (b)	19,914	154,134
Keppel Land, Ltd.	26,096	68,928
Mapletree Logistics Trust	33,404	28,971
Neptune Orient Lines, Ltd. (a)(b)	35,000	29,252
Olam International, Ltd. (a)	35,736	46,209
SATS Ltd.	16,000	41,504
StarHub, Ltd. (a)	26,000	85,690
Suntec REIT (a)	50,000	62,091
UOL Group, Ltd.	11,000	58,283

		803,128

SOUTH KOREA — 5.1%
BS Financial Group, Inc.	4,790	60,606
Celltrion, Inc.	1,307	47,837
Cheil Communications, Inc. (b)	1,870	40,280
Cheil Industries, Inc.	1,880	147,496
CJ CheilJedang Corp.	124	28,176
CJ Corp.	533	52,971
Coway Co., Ltd.	905	44,218
Daelim Industrial Co., Ltd.	907	68,935
Daewoo Engineering & Construction Co., Ltd. (b)	5,662	35,150
Daewoo International Corp.	1,359	42,065
Daewoo Securities Co., Ltd.	6,219	54,727
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,420	53,505
Dongbu Insurance Co., Ltd.	2,130	90,083
Doosan Corp.	533	59,972
Doosan Infracore Co., Ltd. (b)	2,690	25,203
GS Engineering & Construction Corp.	992	24,365
Hanwha Chemical Corp.	1,990	29,099
Hanwha Corp.	3,028	77,950
Hyundai Department Store Co., Ltd.	272	35,725
Hyundai Marine & Fire Insurance Co., Ltd.	1,290	34,225
Hyundai Merchant Marine Co., Ltd. (a)(b)	2,406	30,337
Hyundai Mipo Dockyard Co., Ltd.	301	33,209
Hyundai Wia Corp.	280	41,679
Kangwon Land, Inc.	2,260	62,533
KCC Corp.	161	46,240
Korea Gas Corp.	542	25,058
Korea Kumho Petrochemical Co., Ltd.	616	44,607
Korean Air Lines Co., Ltd. (b)	795	21,406
LG Uplus Corp. (b)	5,070	53,051
Lotte Confectionery Co., Ltd.	24	33,771
LS Uplus Corp.	630	38,339
Mando Corp.	245	21,989
NCSoft Corp.	300	42,555
OCI Co., Ltd.	341	40,010
ORION Corp.	98	81,777
S1 Corp/Korea	575	31,619
Samsung Card Co., Ltd.	880	29,974
Samsung Securities Co., Ltd.	1,740	70,237
Samsung Techwin Co., Ltd.	1,203	68,680
Shinsegae Co., Ltd.	176	32,517
SK C&C Co., Ltd.	424	37,052
SK Networks Co., Ltd.	1,720	9,699
Woori Investment & Securities Co., Ltd.	2,910	28,666

		1,977,593

SPAIN — 1.8%
Acciona SA (a)	611	32,205
Acerinox SA (a)	3,103	28,847
Bankinter SA	10,427	37,123
Distribuidora Internacional de Alimentacion SA	22,872	172,732
Ebro Puleva SA	2,367	48,551
Enagas SA	4,518	111,494
Gestevision Telecinco SA (b)	3,229	28,079
International Consolidated Airlines Group SA (b)	11,513	46,082
Obrascon Huarte Lain SA	994	33,787
Prosegur Cia de Seguridad SA	4,949	27,018
Tecnicas Reunidas SA	585	26,839
Viscofan SA	823	41,176
Zardoya Otis SA (a)	2,735	38,715

		672,648

SWEDEN — 2.2%
Boliden AB	5,869	72,303
Castellum AB	7,411	99,919
Elekta AB (Class B)	8,436	127,488
Great Portland Estates PLC	5,784	46,626
Hakon Invest AB (a)(b)	994	26,656
Holmen AB (a)	372	9,948

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Hufvudstaden AB	2,786	$33,105
Husqvarna AB (Class B) (a)	8,054	42,230
Lundbergforetagen AB	750	28,336
Meda AB (Class A)	4,816	54,229
Modern Times Group AB (Class B)	2,719	115,134
Ratos AB (Class B) (a)	3,475	26,798
Securitas AB (Class B)	7,015	60,958
SSAB AB	745	3,839
SSAB AB, (Series A) (a)	6,119	36,291
Trelleborg AB (Class B)	4,432	66,124

		849,984

SWITZERLAND — 4.2%
Aryzta AG (b)	2,353	132,055
Baloise Holding AG	1,669	162,023
Banque Cantonale Vaudoise	103	51,056
Barry Callebaut AG (b)	34	31,084
Basellandschaftliche Kantonalbank	16	16,403
Clariant AG (b)	7,540	106,468
DKSH Holding AG	512	42,047
Dufry Group (b)	382	46,269
EMS-Chemie Holding AG	193	57,014
Flughafen Zuerich AG	225	112,839
Galenica AG	180	113,005
GAM Holding AG (b)	5,099	78,144
Helvetia Holding AG	100	40,321
Lonza Group AG (b)	1,252	94,150
OC Oerlikon Corp. AG (b)	3,084	36,507
Panalpina Welttransport Holding AG (a)	475	51,157
Pargesa Holding SA	517	34,452
PSP Swiss Property AG (b)	871	75,303
Sika AG	24	62,045
Sulzer AG	560	89,432
Swiss Life Holding AG (b)	512	83,119
Swiss Prime Site AG (b)	1,424	104,525

		1,619,418

UNITED KINGDOM — 14.2%
3i Group PLC	22,650	115,977
Afren PLC (b)	20,041	39,363
African Barrick Gold, Ltd.	1,117	1,626
Alent PLC	6,585	32,759
Amlin PLC	13,053	77,864
Ashmore Group PLC (a)	5,027	26,205
Ashtead Group PLC	9,264	90,697
Balfour Beatty PLC	16,247	58,746
Barratt Developments PLC (b)	17,967	84,368
Berkeley Group Holdings PLC	4,789	154,785
Booker Group PLC	26,502	48,838
Cairn Energy PLC (b)	11,070	42,495
Capital & Counties Properties PLC	10,461	51,882
Cobham PLC	25,519	101,445
Daily Mail & General Trust PLC	6,697	78,161
Derwent London PLC	2,091	72,943
Direct Line Insurance Group PLC	12,423	43,902
Drax Group PLC	9,481	83,763
DS Smith PLC	17,041	63,943
easyJet PLC (a)	4,607	90,557
Halma PLC	6,962	53,166
Hargreaves Lansdown PLC	4,938	66,506
Hikma Pharmaceuticals PLC	3,260	47,022
ICAP PLC	9,979	55,016
IG Group Holdings PLC	7,445	65,493
Imagination Technologies Group PLC (b)	3,739	16,298
IMI PLC	7,770	146,131
Inchcape PLC	21,333	162,102
Informa PLC	24,711	183,685
Inmarsat PLC	16,353	167,045
Intu Properties PLC	11,087	52,566
Invensys PLC	16,607	103,925
Investec PLC	22,897	143,669
Jardine Lloyd Thompson Group PLC	3,102	42,814
John Wood Group PLC	8,355	102,580
Ladbrokes PLC	16,735	50,739
London Stock Exchange Group PLC	5,386	109,219
Lonmin PLC (a)(b)	3,979	15,353
Man Group PLC	33,553	42,340
Meggitt PLC	14,216	111,580
Melrose Industries PLC	23,009	87,000
Mondi PLC	7,046	87,417
Ophir Energy PLC (b)	7,995	43,290
Pennon Group PLC	8,584	83,910
Persimmon PLC (b)	5,526	98,983
Premier Oil PLC	10,620	53,654
Provident Financial PLC	5,600	126,469
PZ Cussons PLC	7,506	39,390
Rentokil Initial PLC	37,791	51,213
Resolution, Ltd.	25,301	109,366
Rightmove PLC	2,463	77,851
Rotork PLC	1,589	64,348
Segro PLC	16,097	68,165
Serco Group PLC	11,790	110,242
Shaftesbury PLC	4,658	42,035
Spectris PLC	2,769	80,215
Spirax-Sarco Engineering PLC	1,379	56,199
St. James’s Place PLC	4,884	40,001
Stagecoach Group PLC	19,281	92,205
TalkTalk Telecom Group PLC	11,895	40,484
Tate & Lyle PLC	11,994	149,987
Taylor Wimpey PLC	59,228	86,013
Telecity Group PLC	3,692	56,781
Travis Perkins PLC	5,910	130,511
Tui Travel PLC	34,117	184,679
United Business Media PLC	4,510	44,872
Vedanta Resources PLC	2,098	32,457
Vesuvius PLC	5,116	28,524
William Hill PLC	31,608	211,367

		5,475,196

TOTAL COMMON STOCKS —
(Cost $36,365,381)		38,242,502

RIGHTS — 0.0% (c)
HONG KONG — 0.0% (c)
First Pacific Co., Ltd. (expires 7/3/13) (b) (Cost $0)	6,500	176

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Fuchs Petrolub AG Preference Shares (a) (Cost $43,574)	658	52,301

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 9.3%
UNITED STATES — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,334,817	$3,334,817
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	249,459	249,459

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,584,276)		3,584,276

TOTAL INVESTMENTS — 108.8%
(Cost $39,993,231)		41,879,255
OTHER ASSETS & LIABILITIES — (8.8)%		(3,395,351)

NET ASSETS — 100.0%		$38,483,904

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions
SDR = Swedish Depositary Receipt

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Chemicals	5.9%
Commercial Banks	5.4
Machinery	5.3
Oil, Gas & Consumable Fuels	4.5
Real Estate Investment Trusts	4.4
Media	3.9
Insurance	3.7
Multiline Retail	3.3
Electronic Equipment, Instruments & Components	3.2
Metals & Mining	3.2
Real Estate Management & Development	3.0
Food Products	2.8
Hotels, Restaurants & Leisure	2.6
Construction & Engineering	2.6
Electric Utilities	2.2
Household Durables	2.2
Commercial Services & Supplies	2.2
Food & Staples Retailing	2.1
Capital Markets	2.1
Diversified Financial Services	2.0
Road & Rail	2.0
Energy Equipment & Services	1.8
Auto Components	1.7
Diversified Telecommunication Services	1.6
Health Care Equipment & Supplies	1.4
Pharmaceuticals	1.3
Gas Utilities	1.3
Construction Materials	1.3
Aerospace & Defense	1.2
Industrial Conglomerates	1.1
Consumer Finance	1.1
Health Care Providers & Services	1.1
Trading Companies & Distributors	1.0
IT Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Leisure Equipment & Products	0.9
Automobiles	0.9
Software	0.8
Transportation Infrastructure	0.8
Specialty Retail	0.7
Independent Power Producers & Energy Traders	0.7
Marine	0.7
Paper & Forest Products	0.6
Semiconductors & Semiconductor Equipment	0.6
Communications Equipment	0.5
Distributors	0.5
Airlines	0.5
Internet Software & Services	0.5
Electrical Equipment	0.4
Air Freight & Logistics	0.4
Multi-Utilities	0.4
Professional Services	0.4
Office Electronics	0.4
Containers & Packaging	0.4
Beverages	0.3
Biotechnology	0.3
Computers & Peripherals	0.3
Wireless Telecommunication Services	0.2
Water Utilities	0.2
Personal Products	0.2
Health Care Technology	0.2
Building Products	0.1
Household Products	0.1
Short Term Investment	9.3
Other Assets & Liabilities	(8.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRAZIL — 6.5%
Aliansce Shopping Centers SA	140,667	$1,241,713
American Banknote SA	111,817	1,652,161
Arezzo Industria e Comercio SA	64,002	983,621
B2W Companhia Global do Varejo (a)	145,100	430,232
Banco ABC Brasil SA Preference Shares	83,443	510,317
Banco Panamericano SA Preference Shares (a)	218,113	528,238
Brasil Brokers Participacoes SA	364,216	1,079,928
Brasil Insurance Participacoes e Administracao SA	98,299	974,513
Brookfield Incorporacoes SA (a)	443,033	300,830
Centrais Eletricas de Santa Catarina SA Preference Shares	62,614	594,947
Cia Energetica do Ceara Preference Shares	51,162	928,723
Contax Participacoes SA Preference Shares	471,773	815,814
Cremer SA	108,484	676,229
Cyrela Commercial Properties SA Empreendimentos e Participacoes	28,408	263,626
Direcional Engenharia SA	78,669	478,983
Eletropaulo Metropolitana SA Preference Shares	147,380	420,314
Equatorial Energia SA	68,751	575,765
Estacio Participacoes SA	287,753	2,084,176
Eternit SA	210,521	900,579
Even Construtora e Incorporadora SA	402,890	1,437,167
Ez Tec Empreendimentos e Participacoes SA	174,512	2,162,983
Ferbasa-Ferro Ligas DA Bahia Preference Shares	135,414	771,763
Fleury SA	91,908	757,215
Gafisa SA (a)	669,688	873,091
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	136,163	441,950
Grendene SA	117,815	1,080,524
Helbor Empreendimentos SA	119,319	466,679
HRT Participacoes em Petroleo SA (a)	390,192	462,779
Iguatemi Empresa de Shopping Centers SA	126,899	1,262,642
International Meal Co. Holdings SA	115,763	1,116,729
Iochpe-Maxion SA	124,797	1,360,929
JHSF Participacoes SA	162,415	455,840
Kroton Educacional SA	272,096	3,806,055
LLX Logistica SA (a)	460,933	206,570
Log-in Logistica Intermodal SA (a)	97,156	432,332
LPS Brasil Consultoria de I moveis SA	118,866	973,937
Magazine Luiza SA	99,018	241,152
Magnesita Refratarios SA	393,391	1,152,188
Mahle-Metal Leve SA	43,699	489,995
Marfrig Alimentos SA (a)	183,236	622,109
Mills Estruturas e Servicos de Engenharia SA	139,461	1,907,208
MMX Mineracao e Metalicos SA (a)	151,236	100,639
OSX Brasil SA (a)	78,005	49,436
Paranapanema SA (a)	263,938	536,467
PDG Realty SA Empreendimentos e Participacoes	1,781,251	1,701,383
QGEP Participacoes SA	107,533	540,330
Randon SA Implementos e Participacoes Preference Shares	548,567	2,994,825
Refinaria de Petroleos de Manguinhos SA (a)	750,927	95,181
Restoque Comercio e Confeccoes de Roupas SA	135,507	496,255
Rossi Residencial SA (a)	443,199	585,836
Sao Martinho SA	118,314	1,378,603
Saraiva SA Livreiros Editores Preference Shares	61,994	813,846
SLC Agricola SA	111,332	953,533
Sonae Sierra Brasil SA	31,762	350,826
Suzano Papel e Celulose SA	400,998	1,497,582
Tecnisa SA (a)	163,240	629,594
Tegma Gestao Logistica SA	35,200	395,174
Tempo Participacoes SA	443,724	699,015
Vanguarda Agro SA (a)	289,144	489,531

		52,230,602

CHILE — 2.5%
Administradora de Fondos de Pensiones Provida SA	259,506	1,484,371
AFP Habitat SA	94,634	139,722
Almendral SA	12,918,150	1,600,901
Besalco SA	640,895	921,545
Companhia Sudamericana de Vapores SA (a)	9,883,351	658,311
Compania General de Electricidad SA	50,000	311,299
Cruz Blanca Salud SA	1,284,286	1,091,508
Empresas La Polar SA (a)	2,834,377	728,279
Inversiones Aguas Metropolitanas SA	788,548	1,546,081
Inversiones La Construccion SA	41,664	640,674
Masisa SA	11,830,273	1,075,596
Norte Grande SA	17,312,755	143,376
Parque Arauco SA	1,296,672	2,844,787
Ripley Corp. SA	1,534,150	1,355,414
Salfacorp SA	646,579	837,066
Sociedad Matriz SAAM SA	10,642,433	1,125,360
Socovesa SA	913,436	324,973
Vina Concha y Toro SA	1,557,620	3,055,730

		19,884,993

CHINA — 7.7%
51job, Inc. ADR (a)(b)	14,303	965,596
Anhui Expressway Co., Ltd.	2,860,000	1,364,302
Anta Sports Products, Ltd. (b)	1,135,000	995,056
AsiaInfo-Linkage, Inc. (a)(b)	80,286	926,500
AutoNavi Holdings, Ltd. ADR (a)(b)	22,870	276,041
BYD Co., Ltd. (a)(b)	867,000	2,872,730
BYD Electronic International Co., Ltd. (a)	1,429,000	762,738
Camelot Information Systems, Inc. ADR (a)(b)	4,800	8,352
China Agri-Industries Holdings, Ltd.	2,467,200	1,081,498
China Automation Group, Ltd.	1,097,000	209,320
China Datang Corp. Renewable Power Co., Ltd. (b)	1,068,000	229,948
China Green Holdings, Ltd. (a)(b)	2,412,000	258,106

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	$0
China Huiyuan Juice Group, Ltd. (a)	3,186,900	1,298,369
China Liansu Group Holdings (b)	1,599,810	816,782
China Minzhong Food Corp., Ltd. (a)(b)	1,387,000	1,142,801
China Molybdenum Co., Ltd. (b)	1,616,000	558,366
China National Accord Medicines Corp., Ltd.	182,582	603,793
China SCE Property Holdings, Ltd. (a)	2,504,000	574,641
China Shanshui Cement Group, Ltd.	2,148,000	966,501
China Shipping Development Co., Ltd. (a)(b)	2,534,000	1,114,047
China Suntien Green Energy Corp., Ltd.	2,816,000	1,031,083
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	2,099,000	335,565
China Wireless Technologies, Ltd.	2,200,000	833,897
Chongqing Machinery & Electric Co., Ltd.	3,198,000	391,692
Danhua Chemical Technology Co., Ltd. (a)	319,000	199,056
Dongyue Group (b)	1,475,000	589,517
Double Coin Holdings, Ltd.	782,800	543,263
E-Commerce China Dangdang, Inc. ADR (a)(b)	61,148	424,367
E-House China Holdings, Ltd. (b)	101,685	441,313
First Tractor Co., Ltd. (b)	1,078,500	593,732
Giant Interactive Group, Inc. ADR	205,223	1,643,836
Great Wall Technology Co., Ltd. (a)	1,508,000	287,744
Guangzhou Automobile Group Co., Ltd. (b)	2,048,000	1,935,426
Haitian International Holdings, Ltd.	1,006,000	1,470,800
Hangzhou Steam Turbine Co.	921,950	1,281,353
Harbin Electric Co., Ltd. (b)	2,086,000	1,379,667
Home Inns & Hotels Management, Inc. ADR (a)(b)	49,230	1,314,933
Huangshan Tourism Development Co., Ltd.	445,000	540,230
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	3,204,000	1,016,179
Jiangsu Future Land Co., Ltd.	993,600	668,693
Kingsoft Corp., Ltd.	1,383,000	2,285,877
LDK Solar Co., Ltd. ADR (a)(b)	82,749	106,746
Livzon Pharmaceutical, Inc. (Class B)	171,800	769,477
Lonking Holdings, Ltd. (a)(b)	4,032,000	800,541
MIE Holdings Corp.	3,388,754	786,421
Peak Sport Products Co., Ltd. (b)	2,000,000	358,416
Ports Design, Ltd. (b)	1,233,000	804,371
Real Gold Mining, Ltd. (a)(b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	199,110	595,339
REXLot Holdings, Ltd. (b)	7,450,000	489,857
Semiconductor Manufacturing International Corp. (a)(b)	37,978,000	2,790,934
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	361,300	158,972
Shanghai Dajiang Group, Class B (a)	1,361,800	392,198
Shanghai Diesel Engine Co., Ltd. Class B	402,560	307,958
Shanghai Haixin Group Co. (a)	706,700	370,311
Shanghai Highly Group Co., Ltd.	357,700	197,093
Shenguan Holdings Group, Ltd. (b)	2,450,010	1,140,296
Sinofert Holdings, Ltd. (b)	2,678,000	448,845
Sohu.com, Inc. (a)(b)	38,356	2,363,497
Sound Global, Ltd. (a)(b)	1,765,000	793,227
TCL Communication Technology Holdings, Ltd.	1,110,000	498,018
Tong Ren Tang Technologies Co., Ltd. (b)	739,000	2,258,060
Travelsky Technology, Ltd.	1,875,500	1,189,665
WuXi PharmaTech Cayman, Inc. ADR (a)	113,783	2,389,443
Xinjiang Xinxin Mining Industry Co., Ltd. (a)(b)	3,993,000	653,801
Xinyi Glass Holdings Co., Ltd. (b)	2,060,000	1,601,501
Youku Tudou, Inc. ADR (a)(b)	96,664	1,854,982
Zhejiang Southeast Electric Power Co. (a)	2,165,533	1,725,930

		62,079,609

CZECH REPUBLIC — 0.4%
New World Resources PLC	88,507	79,724
Philip Morris CR AS	5,214	2,927,535

		3,007,259

EGYPT — 1.0%
Arab Cotton Ginning	459,386	159,033
Citadel Capital Corp./Cairo (a)	601,448	211,640
Eastern Tobacco	56,164	768,046
Egyptian Financial Group-Hermes Holding (a)	627,770	658,236
Egyptian for Tourism Resorts (a)	4,636,727	455,789
Egyptian Kuwait Holding Co.	926,977	648,884
ElSwedy Electric Co.	191,492	478,774
Ezz Steel	775,953	856,723
Juhayna Food Industries	727,475	959,693
Maridive & Oil Services SAE (a)	360,763	324,687
Orascom Telecom Media & Technology Holding SAE	4,814,128	267,476
Sidi Kerir Petrochemicals Co.	181,349	324,236
Six of October Development & Investment Co. (a)	247,245	519,192
Talaat Moustafa Group (a)	1,851,886	1,060,580

		7,692,989

HONG KONG — 10.9%
361 Degrees International, Ltd. (b)	1,718,000	409,768
Ajisen China Holdings, Ltd. (b)	554,000	433,552
Anton Oilfield Services Group (b)	948,000	684,446
Anxin-China Holdings, Ltd.	2,816,000	686,178
Asian Citrus Holdings, Ltd. (b)	1,234,833	439,400
AviChina Industry & Technology Co. (b)	1,704,000	880,961
Baoxin Auto Group, Ltd. (b)	934,500	598,795
Beijing Capital Land, Ltd.	2,104,400	767,816
Beijing Enterprises Water Group, Ltd. (b)	2,784,000	997,830
Biostime International Holdings, Ltd.	161,000	902,938
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
CGN Mining Co., Ltd. (a)	3,005,000	224,706
Chailease Holding Co., Ltd.	737,000	1,741,003

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Chaowei Power Holdings, Ltd. (b)	590,000	$200,055
China Dongxiang Group Co. (b)	3,990,000	643,022
China Everbright International, Ltd. (b)	3,853,000	2,980,526
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (b)(d)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,778,000	809,187
China Lilang, Ltd.	1,162,000	618,727
China Lumena New Materials Corp. (b)	5,624,000	1,051,371
China Medical System Holdings, Ltd.	696,300	621,220
China Metal Recycling Holdings, Ltd. (b)(d)	1,109,932	1,147,660
China Modern Dairy Holdings, Ltd. (a)(b)	2,474,000	708,101
China National Materials Co., Ltd. (b)	2,240,000	415,866
China Oil and Gas Group, Ltd. (b)	2,500,000	506,037
China Pharmaceutical Group, Ltd.	1,418,000	709,334
China Power International Development, Ltd. (b)	7,990,000	2,997,660
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	3,264,000	542,853
China Rare Earth Holdings, Ltd.	916,000	132,268
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	4,349,500	633,666
China Shineway Pharmaceutical Group, Ltd. (b)	633,000	1,007,074
China Travel International Investment Hong Kong, Ltd.	12,284,000	2,296,415
China Yurun Food Group, Ltd. (a)(b)	1,872,000	1,139,175
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	1,256,500	589,667
Chinasoft International, Ltd. (a)	1,610,000	440,052
CIMC Enric Holdings, Ltd.	1,027,000	1,596,836
Citic Resources Holdings, Ltd. (a)	5,781,000	655,886
Comba Telecom Systems Holdings, Ltd. (a)(b)	1,227,984	392,633
Cosco International Holdings, Ltd.	624,000	251,809
Dah Chong Hong Holdings, Ltd. (b)	546,000	435,739
Digital China Holdings, Ltd. (b)	1,098,000	1,312,275
Fufeng Group, Ltd. (a)(b)	1,634,600	528,966
Global Bio-Chem Technology Group Co., Ltd. (a)(b)	3,612,000	321,321
Glorious Property Holdings, Ltd. (a)	3,826,000	582,062
GOME Electrical Appliances Holding, Ltd. (a)(b)	15,158,000	1,367,989
Greatview Aseptic Packaging Co., Ltd.	1,114,048	689,426
Hengdeli Holdings, Ltd. (b)	3,608,400	823,437
Hidili Industry International Development, Ltd. (b)	1,702,000	309,401
Honghua Group, Ltd. (b)	1,642,000	565,232
Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,786,112	739,960
Huabao International Holdings, Ltd. (b)	2,231,000	986,589
Ju Teng International Holdings, Ltd. (b)	1,460,000	683,285
Kaisa Group Holdings, Ltd. (a)(b)	4,646,000	1,048,238
Kingboard Chemical Holdings, Ltd. (b)	743,400	1,531,588
Kingboard Laminates Holdings, Ltd. (b)	1,756,500	695,231
Kingdee International Software Group Co., Ltd. (a)(b)	2,096,000	389,132
Kingway Brewery Holdings, Ltd. (a)	2,202,000	794,910
KWG Property Holding, Ltd. (b)	2,016,000	1,055,259
Lee & Man Paper Manufacturing, Ltd.	1,402,000	835,089
Li Ning Co., Ltd. (a)(b)	1,118,500	559,513
Lianhua Supermarket Holdings Co., Ltd. (b)	801,000	436,833
Lijun International Pharmaceutical Holding, Ltd.	2,596,000	819,999
Maoye International Holdings, Ltd.	1,885,000	291,632
Minth Group, Ltd.	1,110,000	1,725,889
Newocean Energy Holdings, Ltd.	1,330,000	799,061
NVC Lighting Holdings, Ltd.	3,876,000	1,194,330
Pacific Online, Ltd.	1,573,100	691,597
PCD Stores, Ltd. (b)	5,013,000	769,108
Poly Hong Kong Investments, Ltd. (b)	2,681,000	1,448,283
Real Nutriceutical Group, Ltd.	1,026,000	289,690
Sany Heavy Equipment International Holdings Co., Ltd. (b)	817,000	205,400
Shenzhen International Holdings, Ltd. (b)	25,487,657	3,154,596
Shenzhen Investment, Ltd. (b)	5,343,698	2,032,388
Shougang Concord International Enterprises Co., Ltd. (a)(b)	15,958,000	720,094
Shougang Fushan Resources Group, Ltd. (b)	3,752,000	1,456,035
Sichuan Expressway Co., Ltd. (b)	1,608,000	431,213
Sino Biopharmaceutical (b)	4,228,000	2,741,862
Sinopec Kantons Holdings, Ltd.	632,000	589,112
Sinotrans Shipping, Ltd.	3,634,000	871,446
Sinotrans, Ltd.	1,843,000	344,537
Sinotruk Hong Kong, Ltd. (b)	913,500	447,543
Skyworth Digital Holdings, Ltd.	2,757,770	1,393,756
Springland International Holdings, Ltd.	1,700,000	841,633
Sunac China Holdings, Ltd. (b)	2,222,000	1,455,293
Sunny Optical Technology Group Co., Ltd. (b)	592,000	714,398
TCL Multimedia Technology Holdings, Ltd.	582,000	343,662
Tech Pro Technology Development, Ltd. (a)	2,764,000	1,051,242
The United Laboratories International Holdings, Ltd. (a)(b)	1,062,500	379,447
Tiangong International Co., Ltd. (b)	1,574,000	389,627
Tianjin Port Development Holdings, Ltd.	6,806,000	886,249
Tianneng Power International, Ltd.	1,516,000	607,858
TPV Technology, Ltd.	2,160,000	492,912
United Energy Group, Ltd. (a)(b)	7,128,000	983,318
Vinda International Holdings, Ltd. (b)	802,000	819,955

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

VODone, Ltd. (a)	3,860,999	$273,782
Wasion Group Holdings, Ltd.	1,251,000	777,404
West China Cement, Ltd. (b)	4,344,000	644,066
Winsway Coking Coal Holding, Ltd. (b)	3,493,018	198,151
Yashili International Holdings, Ltd.	4,005,000	1,781,411
Yingde Gases (b)	2,041,000	1,884,077
Yip’s Chemical Holdings, Ltd.	856,059	775,893
Yuexiu Transport Infrastructure, Ltd.	1,916,549	968,609

		87,232,526

HUNGARY — 0.2%
Egis Gyogyszergyar Nyrt	11,585	1,120,198
Magyar Telekom Telecommunications PLC (b)	276,031	414,184

		1,534,382

INDIA — 6.5%
Adani Power, Ltd. (a)	200,000	139,504
Amtek Auto, Ltd.	463,745	546,661
Anant Raj, Ltd.	611,168	542,518
Apollo Hospitals Enterprise, Ltd.	79,961	1,417,500
Arvind, Ltd.	228,150	300,041
Ashok Leyland, Ltd.	815,546	275,851
Aurobindo Pharma, Ltd.	352,216	1,070,428
Bajaj Holdings and Investment, Ltd.	68,052	921,236
Balrampur Chini Mills, Ltd. (a)	535,429	350,495
Bharat Forge, Ltd.	466,403	1,740,034
Bhushan Steel, Ltd.	183,107	1,431,424
Biocon, Ltd.	157,013	742,063
Core Education & Technologies, Ltd.	160,024	74,862
Coromandel International, Ltd.	200,108	616,572
Cox & Kings, Ltd.	74,865	157,289
Crompton Greaves, Ltd.	257,828	379,203
Dewan Housing Finance Corp., Ltd.	178,544	479,973
Dish TV India, Ltd. (a)	438,744	450,003
Educomp Solutions, Ltd.	162,550	96,696
Era Infra Engineering, Ltd.	310,556	710,477
Federal Bank, Ltd.	187,764	1,293,099
Financial Technologies India, Ltd.	44,885	588,622
Fortis Healthcare, Ltd. (a)	304,772	441,580
Gateway Distriparks, Ltd.	293,397	540,137
Glenmark Pharmaceuticals, Ltd.	431,926	3,984,913
GMR Infrastructure, Ltd. (a)	1,258,388	372,699
Godrej Industries, Ltd.	210,149	1,094,331
Gujarat NRE Coke, Ltd.	1,074,653	252,274
GVK Power & Infrastructure, Ltd. (a)	2,118,070	260,192
Hexaware Technologies, Ltd.	266,782	389,455
Hindustan Construction Co. (a)	944,682	167,714
Hindustan Petroleum Corp., Ltd.	96,789	412,239
Housing Development & Infrastructure, Ltd. (a)	554,552	348,082
IFCI, Ltd.	1,291,180	569,271
India Cements, Ltd.	787,266	753,152
India Infoline, Ltd.	533,388	466,743
Indiabulls Housing Finance, Ltd. (a)(d)	559,314	2,497,030
Indiabulls Real Estate, Ltd.	610,497	648,252
Indian Hotels Co., Ltd.	878,062	709,247
IVRCL Infrastructures & Projects, Ltd. (a)	987,384	250,065
Jain Irrigation Systems, Ltd.	320,180	280,174
Jaiprakash Power Ventures, Ltd. (a)	200,000	63,946
JSW Energy, Ltd.	624,340	457,026
Jubilant Foodworks, Ltd. (a)	39,321	691,600
Mahindra & Mahindra Financial Services, Ltd.	447,939	1,968,143
Manappuram Finance, Ltd.	542,812	96,825
MAX India, Ltd.	534,798	1,799,909
McLeod Russel India, Ltd.	99,368	482,919
Motherson Sumi Systems, Ltd.	433,986	1,447,837
Mphasis, Ltd.	121,822	762,502
Nagarjuna Construction Co., Ltd.	894,330	366,461
Opto Circuits India, Ltd.	273,980	93,132
Parsvnath Developers, Ltd. (a)	190,515	103,553
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	210,446	236,209
Piramal Healthcare, Ltd.	86,436	828,651
PTC India, Ltd.	341,577	282,803
Punj Lloyd, Ltd.	777,456	455,942
Rajesh Exports, Ltd.	418,008	857,470
REI Agro, Ltd.	1,972,013	398,219
Reliance Capital, Ltd.	119,887	679,578
Reliance Communications, Ltd.	758,536	1,513,243
Rolta India, Ltd.	327,539	345,590
Shree Renuka Sugars, Ltd. (a)	851,840	230,072
Sintex Industries, Ltd.	629,090	428,215
Strides Arcolab, Ltd.	97,995	1,439,211
Suzlon Energy, Ltd. (a)	1,707,794	262,959
Tata Chemicals, Ltd.	178,413	845,304
Tata Global Beverages, Ltd.	552,320	1,249,168
Thermax, Ltd.	77,484	779,990
Unitech, Ltd. (a)	2,054,293	729,417
United Phosphorus, Ltd.	902,263	2,061,122
Videocon Industries, Ltd.	153,910	516,573
Voltas, Ltd.	275,911	375,852
Welspun Corp., Ltd.	476,981	349,960

		51,961,502

INDONESIA — 4.4%
AKR Corporindo Tbk PT	3,285,500	1,754,474
Alam Sutera Realty Tbk PT	31,399,000	2,372,720
Aneka Tambang Persero Tbk PT	2,705,000	272,544
Bakrie and Brothers Tbk PT (a)	155,226,500	312,799
Bakrie Sumatera Plantations Tbk PT	7,750,500	40,607
Bakrieland Development Tbk PT (a)	66,322,000	334,116
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	10,722,500	1,274,816
Bank Tabungan Negara Tbk PT	7,809,186	904,843
Barito Pacific Tbk PT (a)	5,228,000	205,433
Bhakti Investama Tbk PT	22,043,000	1,066,059
Bisi International PT	2,953,500	202,356
Bumi Resources Minerals Tbk PT (a)	10,875,500	328,730
Bumi Resources Tbk PT	21,958,500	1,216,844
Bumi Serpong Damai PT	9,198,000	1,668,151
BW Plantation Tbk PT	5,117,500	494,992
Ciputra Development Tbk PT	13,805,000	1,877,758
Citra Marga Nusaphala Persada Tbk PT	979,000	303,317
Delta Dunia Makmur Tbk PT (a)	7,122,500	96,163
Energi Mega Persada Tbk PT (a)	58,745,500	704,354
Erajaya Swasembada Tbk PT (a)	1,791,500	550,536
Gajah Tunggal Tbk PT	3,477,000	1,121,048
Garda Tujuh Buana Tbk PT (a)(c)	1,665,000	313,708

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Garuda Indonesia Tbk PT (a)	16,741,500	$877,136
Harum Energy Tbk PT	1,643,500	500,916
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	4,426,500	499,514
Indika Energy Tbk PT	3,918,500	304,005
Intiland Development Tbk PT	9,855,500	506,429
Japfa Comfeed Indonesia Tbk PT	9,709,500	1,575,042
Kawasan Industri Jababeka Tbk PT (a)	45,728,500	1,635,629
Matahari Putra Prima Tbk PT	1,597,500	470,800
Medco Energi Internasional Tbk PT	3,048,500	519,090
Mitra Adiperkasa Tbk PT	1,689,000	1,191,234
MNC Sky Vision Tbk PT (a)	1,630,000	385,945
Modernland Realty Tbk PT (a)	5,223,500	473,667
Multistrada Arah Sarana Tbk PT	3,597,000	144,967
Pakuwon Jati Tbk PT	33,280,900	1,156,868
Pembangunan Perumahan Persero PT Tbk	7,936,500	1,079,524
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,392,500	934,519
Ramayana Lestari Sentosa Tbk PT	2,774,000	363,345
Sentul City Tbk PT (a)	22,827,500	563,500
Summarecon Agung Tbk PT	20,265,000	2,633,940
Surya Semesta Internusa Tbk PT	5,738,000	751,577
Timah Tbk PT	4,708,500	488,640
Trada Maritime Tbk PT (a)	8,408,500	1,186,086

		35,658,741

MALAYSIA — 5.2%
Aeon Co. M Bhd	327,500	1,534,103
Affin Holdings Bhd	343,600	474,156
Berjaya Corp. Bhd	4,965,000	919,299
Berjaya Sports Toto Bhd	1,506,753	2,084,036
Boustead Holdings Bhd	799,360	1,325,731
Bursa Malaysia Bhd	1,207,773	2,889,939
CapitaMalls Malaysia Trust	116,300	64,417
Carlsberg Brewery Malay Bhd	50,000	242,127
Dialog Group Bhd	3,108,520	2,774,498
DRB-Hicom Bhd	1,634,500	1,391,614
Eastern & Oriental Bhd	1,473,300	932,616
Gas Malaysia Bhd	358,600	368,872
HAP Seng Consolidated Bhd	971,900	630,604
IGB Corp. Bhd	4,102,967	3,233,546
KLCC Property Holdings Bhd	389,700	838,728
KNM Group Bhd (a)	6,117,855	890,715
KPJ Healthcare Bhd	669,200	1,450,869
Malaysia Building Society Bhd	844,700	820,772
Malaysian Bulk Carriers Bhd	860,400	476,563
Malaysian Resources Corp. Bhd	2,020,200	978,290
Media Prima Bhd	2,098,700	1,859,902
MPHB Capital Bhd (a)	979,650	424,789
Multi-Purpose Holdings Bhd	1,882,500	2,150,918
Oriental Holdings Bhd	251,000	782,513
OSK Holdings Bhd	650,100	339,505
Padini Holdings Bhd	353,400	211,402
Parkson Holdings Bhd	365,400	451,040
Pavilion Real Estate Investment Trust	215,700	103,088
POS Malaysia Bhd	581,600	865,175
Sunway Real Estate Investment Trust	5,443,600	2,653,313
TAN Chong Motor Holdings Bhd	1,091,500	2,266,257
Top Glove Corp. Bhd	1,059,100	2,091,718
UOA Development Bhd	1,941,700	1,487,233
Wah Seong Corp. Bhd	1,571,811	905,427
WCT Bhd	829,825	653,984

		41,567,759

MEXICO — 3.1%
Alsea SAB de CV (b)	286,703	678,798
Axtel SAB de CV (a)(b)	2,862,109	984,369
Banregio Grupo Financiero SAB de CV (b)	175,434	928,359
Bolsa Mexicana de Valores SAB de CV	997,759	2,461,872
Compartamos SAB de CV (b)	785,690	1,346,292
Consorcio ARA SAB de CV (a)	3,560,069	1,279,082
Corporacion GEO SAB de CV (a)(b)	838,339	357,196
Desarrolladora Homex SAB de CV (a)	328,115	205,547
Empresas ICA SAB de CV (a)(b)	1,244,303	2,337,513
Fibra Uno Administracion SA de CV (b)	1,255,788	4,173,475
Gruma SAB de CV (a)	348,119	1,571,979
Grupo Simec SAB de CV, Series B (a)(b)	111,260	485,412
Inmuebles Carso SAB de CV (a)(b)	419,642	370,485
Megacable Holdings SAB de CV (b)	80,465	217,627
Promotora y Operadora de Infraestructura SAB de CV (a)	596,272	5,446,893
TV Azteca SAB de CV	4,159,776	2,200,306
Urbi Desarrollos Urbanos SA de CV (a)(b)	719,631	130,934

		25,176,139

MOROCCO — 0.1%
Alliances Developpement Immobilier SA	1,513	76,011
Holcim Maroc SA	696	125,878
Samir (a)	5,924	173,827

		375,716

NETHERLANDS — 0.1%
AmRest Holdings SE (a)	18,644	447,722

PERU — 0.9%
Casa Grande SAA	63,216	219,279
Edegel SAA	1,145,328	1,123,920
Ferreyros SA	1,910,373	1,442,050
Grana y Montero SA	815,777	3,228,506
Luz del Sur SAA	259,171	922,284
Refineria La Pampilla SA Relapasa	1,898,931	313,986

		7,250,025

PHILIPPINES — 1.9%
Belle Corp. (a)	2,954,900	348,842
Cebu Air, Inc.	667,350	1,028,831
First Gen Corp. (a)	902,700	355,229
First Philippine Holdings Corp.	551,500	933,848
GMA Holdings, Inc.	4,833,900	1,001,468
Manila Water Co., Inc.	1,102,800	827,100
Megaworld Corp.	47,357,000	3,617,549
Philex Petroleum Corp. (a)	707,500	171,962
Philippine National Bank (a)	385,590	765,825
Puregold Price Club, Inc.	762,307	640,550
Rizal Commercial Banking Corp.	677,020	901,126
Robinsons Land Corp.	2,051,300	963,921

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Security Bank Corp.	188,460	$659,610
Semirara Mining Corp.	252,490	1,617,806
SM Development Corp.	3,495,720	611,751
Union Bank of Philippines	213,470	689,330

		15,134,748

POLAND — 2.5%
Agora SA	159,532	411,838
Asseco Poland SA	158,151	2,021,424
Bank Millennium SA (a)	1,189,744	1,860,677
Boryszew SA (a)	2,358,147	283,146
Ciech SA (a)	76,402	555,009
Cyfrowy Polsat SA (a)	258,479	1,439,292
Echo Investment SA (a)	415,829	855,037
Emperia Holding SA	29,650	525,117
Eurocash SA	109,395	1,927,593
Getin Noble Bank SA (a)	1,134,930	633,668
Globe Trade Centre SA (a)	401,109	987,316
Grupa Lotos SA (a)	112,784	1,215,407
LPP SA	1,446	2,843,082
Lubelski Wegiel Bogdanka SA	63,571	1,927,348
Netia SA (a)	910,058	1,136,428
Orbis SA	48,574	521,266
Polimex- Mostostal SA (a)	2,623,808	86,637
TVN SA	320,210	962,163

		20,192,448

RUSSIA — 0.7%
Alliance Oil Co., Ltd. SDR (a)	168,608	918,551
DIXY Group OJSC (a)	25,512	357,485
Integra Group Holdings GDR (a)	608,672	191,123
Novorossiysk Commercial Sea Trade Port PJSC GDR	46,607	292,459
PIK Group GDR (a)	451,859	882,029
TransContainer OAO, GDR (a)	55,953	502,806
Vsmpo-Avisma Corp.	15,238	2,724,626

		5,869,079

SINGAPORE — 0.3%
Bumitama Agri, Ltd. (b)	565,000	445,478
Nam Cheong, Ltd. (b)	2,404,000	511,772
Parkson Retail Asia, Ltd.	501,000	651,778
Yanlord Land Group, Ltd. (b)	983,000	953,315

		2,562,343

SOUTH AFRICA — 7.7%
Adcock Ingram Holdings, Ltd.	189,190	1,238,753
AECI, Ltd.	158,061	1,823,070
Afgri, Ltd.	2,126,496	888,968
Aquarius Platinum, Ltd. (a)(b)	853,895	511,566
Aveng, Ltd.	713,975	2,150,440
Brait SE (a)	274,662	1,145,439
Clicks Group, Ltd. (b)	407,398	2,276,819
Coronation Fund Managers, Ltd.	911,951	5,764,458
DataTec, Ltd.	690,208	3,830,240
Emira Property Fund	212,471	320,188
Famous Brands, Ltd.	67,259	643,579
Fountainhead Property Trust	878,711	708,124
Grindrod, Ltd.	1,367,015	2,891,784
Hosken Consolidated Investments, Ltd.	209,261	2,633,891
Illovo Sugar, Ltd.	263,771	844,943
Investec, Ltd.	239,785	1,545,636
JD Group, Ltd. (b)	569,128	1,777,235
JSE, Ltd.	430,626	3,079,866
Lewis Group, Ltd. (b)	335,536	2,129,379
Merafe Resources, Ltd. (a)	6,787,010	485,412
Mondi, Ltd.	171,165	2,160,253
Mpact, Ltd.	294,503	691,224
Murray & Roberts Holdings, Ltd. (a)	535,841	1,356,443
Northam Platinum, Ltd. (a)	755,687	2,435,932
Pick’ n Pay Holdings, Ltd. (b)	320,931	583,529
PPC, Ltd.	725,054	2,175,776
PSG Group, Ltd.	41,432	288,937
Resilient Property Income Fund, Ltd.	196,295	1,062,625
Reunert, Ltd.	424,679	2,951,774
SA Corporate Real Estate Fund	7,152,560	2,838,775
Sappi, Ltd. (a)	666,610	1,638,456
Sibanye Gold, Ltd. (a)	951,319	680,390
Sun International, Ltd.	139,449	1,343,049
Super Group, Ltd. (a)	430,482	1,003,874
Telkom SA, Ltd. (a)	226,596	378,908
Tongaat Hulett, Ltd.	122,748	1,551,784
Wilson Bayly Holmes-Ovcon, Ltd.	151,266	2,346,427

		62,177,946

TAIWAN — 30.0%
A-DATA Technology Co., Ltd.	408,000	912,082
Ability Enterprise Co., Ltd.	656,000	588,782
Accton Technology Corp. (b)	1,552,341	963,383
Adlink Technology, Inc. (b)	514,572	676,458
Advanced Ceramic X Corp.	176,642	548,120
Advanced International Multitech Co., Ltd.	416,000	454,573
Advanced Wireless Semiconductor Co. (a)	448,277	222,112
Advantech Co., Ltd.	542,200	2,586,987
AGV Products Corp. (a)	2,016,926	664,211
Alcor Micro Corp. (b)	417,000	443,143
Alpha Networks, Inc.	1,061,348	687,002
Altek Corp.	953,309	558,225
AmTRAN Technology Co., Ltd.	1,505,717	1,230,859
Anpec Electronics Corp.	524,000	340,930
Apex Biotechnology Corp. (b)	500,915	1,215,059
Arcadyan Technology Corp.	253,718	372,480
Asia Optical Co., Inc. (a)	428,540	450,402
Asia Polymer (b)	707,588	528,844
Asrock, Inc.	181,000	625,054
Aten International Co., Ltd.	266,000	480,151
Bank of Kaohsiung (a)	1,880,680	596,125
Basso Industry Corp.	675,000	561,918
BES Engineering Corp.	3,101,356	846,455
Biostar Microtech International Corp. (b)	983,000	373,901
Capital Securities Corp.	2,956,730	1,006,261
Career Technology Co., Ltd. (b)	470,726	442,911
Cathay No. 1 REIT	1,339,000	951,163
Cathay Real Estate Development Co., Ltd.	2,454,904	1,560,372
Chang Wah Electromaterials, Inc.	213,113	708,931
Charoen Pokphand Enterprise (b)	1,263,798	668,353
Cheng Loong Corp.	2,220,128	981,505
Cheng Uei Precision Industry Co., Ltd.	604,915	1,196,872
Chicony Electronics Co., Ltd.	794,248	2,067,043

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Chien Kuo Construction Co., Ltd. (b)	1,327,501	$648,890
Chin-Poon Industrial Co.	920,000	1,350,639
China Bills Finance Corp.	3,393,394	1,251,110
China Chemical & Pharmaceutical Co., Ltd.	894,000	593,594
China Manmade Fibers Corp. (a)	2,642,904	983,230
China Metal Products	200,000	249,575
China Motor Corp.	1,047,000	923,998
China Petrochemical Development Corp.	2,096,575	1,066,790
China Steel Chemical Corp.	364,000	1,809,616
China Synthetic Rubber Corp.	1,131,452	1,187,287
Chipbond Technology Corp.	949,000	2,327,300
Chong Hong Construction Co., Ltd. (b)	440,622	1,587,774
Chroma ATE, Inc.	565,680	962,587
Chung Hung Steel Corp. (a)	1,002,239	274,879
Clevo Co.	1,003,265	1,707,201
CMC Magnetics Corp. (a)	3,993,719	728,893
Compal Communications, Inc. (a)	427,000	557,062
Coretronic Corp.	641,420	527,543
CTCI Corp.	944,000	1,719,742
CyberTAN Technology, Inc. (b)	949,210	785,440
D-Link Corp. (b)	1,581,904	968,534
Danen Technology Corp. (a)	411,816	152,519
Dimerco Express Taiwan Corp.	614,081	343,194
Dynapack International Technology Corp. (b)	112,000	340,062
E Ink Holdings, Inc. (b)	940,000	544,159
Elan Microelectronics Corp.	755,899	1,702,418
Elite Material Co., Ltd.	658,782	580,289
Elite Semiconductor Memory Technology, Inc. (a)	655,674	927,583
ENG Electric Co., Ltd.	358,086	305,265
Entie Commercial Bank	512,000	263,935
Entire Technology Co., Ltd. (b)	223,942	232,378
Episil Technologies, Inc. (b)	1,195,000	424,635
Epistar Corp.	1,202,000	2,117,567
Eternal Chemical Co., Ltd.	1,254,990	1,065,680
Eva Airways Corp. (a)	1,509,000	863,480
Evergreen Marine Corp., Ltd. (a)	1,560,000	853,625
Everlight Chemical Industrial Corp.	673,490	465,158
Everlight Electronics Co., Ltd.	761,503	1,252,614
Excelsior Medical Co., Ltd.	247,660	421,429
Far Eastern Department Stores, Ltd.	1,044,000	994,501
Far Eastern International Bank	3,566,590	1,445,867
Faraday Technology Corp.	834,976	859,464
Farglory Land Development Co., Ltd.	243,000	445,931
Feng Hsin Iron & Steel Co., Ltd.	732,270	1,294,929
Feng TAY Enterprise Co., Ltd. (b)	615,900	1,035,713
FLEXium Interconnect, Inc.	344,361	1,183,450
Forhouse Corp.	898,576	389,760
Formosa Epitaxy, Inc. (a)	752,000	491,782
Formosa Taffeta Co., Ltd.	1,496,000	1,422,575
Formosan Rubber Group, Inc.	1,075,124	884,248
Formosan Union Chemical	1,991,200	933,448
FSP Technology, Inc.	561,184	515,853
G Tech Optoelectronics Corp.	192,000	343,372
Gemtek Technology Corp.	692,234	736,788
GeoVision, Inc.	173,704	785,322
Giant Manufacturing Co., Ltd.	565,994	3,890,253
Gigabyte Technology Co., Ltd.	493,000	460,579
Gigastorage Corp.	740,114	503,764
Gintech Energy Corp. (a)	540,806	506,143
Global Unichip Corp. (a)	190,669	617,729
Gloria Material Technology Corp. (b)	645,822	430,965
Goldsun Development & Construction Co., Ltd.	2,512,041	997,407
Grand Pacific Petrochemical	2,157,000	1,259,467
Grape King, Inc.	395,000	1,489,273
Great Wall Enterprise Co. (b)	1,252,129	1,071,606
HannStar Display Corp. (a)	2,769,237	1,187,304
Hey Song Corp.	1,245,694	1,612,656
Highwealth Construction Corp.	781,400	1,642,528
Himax Technologies, Inc. ADR (b)	144,153	752,479
Hiwin Technologies Corp. (b)	197,000	1,176,571
Ho Tung Chemical Corp. (a)(b)	2,362,411	1,024,702
Hong TAI Electric Industrial (b)	1,320,000	416,643
Huaku Development Co., Ltd.	438,260	1,264,872
Huang Hsiang Construction Co.	428,484	1,005,052
I-Sheng Electric Wire & Cable Co., Ltd. (b)	550,000	816,623
Ibase Technology, Inc.	456,127	585,929
Inventec Co., Ltd.	4,094,022	2,281,211
ITE Technology, Inc. (a)	485,000	389,994
J Touch Corp. (a)(b)	254,121	278,532
Jess-Link Products Co., Ltd. (a)	467,974	388,014
Jih Sun Financial Holdings Co., Ltd.	2,054,312	648,420
KEE TAI Properties Co., Ltd.	1,487,076	1,081,654
Kenda Rubber Industrial Co., Ltd.	748,052	1,652,299
Kerry TJ Logistics Co., Ltd.	964,000	1,161,136
King Yuan Electronics Co., Ltd.	2,239,656	1,651,476
King’s Town Bank (a)	2,080,000	1,769,711
Kinpo Electronics	2,867,371	827,559
Kinsus Interconnect Technology Corp.	399,030	1,517,781
Kuoyang Construction Co., Ltd.	1,083,000	737,153
KYE Systems Corp. (a)	686,000	254,066
LCY Chemical Corp.	1,090,862	1,364,897
Lien Hwa Industrial Corp.	1,593,651	1,039,534
Lingsen Precision Industries, Ltd.	1,362,694	727,473
Long Bon International Co., Ltd.	1,008,000	681,058
Longwell Co.	615,000	507,866
Lumax International Corp., Ltd. (b)	338,358	741,721
Lung Yen Life Service Corp.	294,000	961,329
Macronix International Co., Ltd. (b)	5,502,170	1,275,903
Makalot Industrial Co., Ltd.	423,000	2,018,251
Masterlink Securities Corp.	1,990,472	667,453
Mayer Steel Pipe Corp. (a)(b)	1,561,234	674,585
Mercuries & Associates, Ltd.	631,255	497,068
Merida Industry Co., Ltd.	314,950	1,870,512
Micro-Star International Co., Ltd.	1,283,000	672,086
Microbio Co., Ltd. (b)	582,802	631,980
Mirle Automation Corp. (b)	884,195	644,612
Mitac International Corp.	2,079,999	746,054
Motech Industries, Inc. (a)(b)	442,885	559,314
Nan Kang Rubber Tire Co., Ltd. (b)	1,191,204	1,381,146
Nantex Industry Co., Ltd.	928,427	604,061
Neo Solar Power Corp. (a)	591,064	443,727
Newmax Technology Co., Ltd. (a)	120,232	479,388
Nien Hsing Textile Co., Ltd.	566,919	539,094
Novatek Microelectronics Corp.	862,572	4,187,522
Oriental Union Chemical Corp.	1,200,500	1,111,537

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Pan-International Industrial Co., Ltd. (a)	662,388	$514,952
PC Home Online	198,845	1,044,946
Phison Electronics Corp.	205,837	1,692,931
Phytohealth Corp. (a)(b)	431,511	580,944
PixArt Imaging, Inc. (b)	209,060	424,105
Portwell, Inc.	566,000	543,886
Powertech Technology, Inc.	839,000	1,576,047
President Securities Corp. (a)	1,774,850	1,039,292
Prime Electronics Satellitics, Inc.	766,670	711,135
Prince Housing Development Corp. (b)	1,868,209	1,249,794
Promate Electronic Co., Ltd.	832,000	800,881
Qisda Corp. (a)	2,723,641	613,412
Radiant Opto-Electronics Corp.	569,778	1,868,779
Radium Life Tech Co., Ltd.	1,181,351	835,629
Realtek Semiconductor Corp. (b)	796,330	1,886,471
RichTek Technology Corp. (b)	182,477	809,764
Ritek Corp. (a)	4,698,596	887,326
Ruentex Development Co., Ltd. (b)	1,044,071	1,891,597
Ruentex Industries, Ltd.	923,767	2,040,418
Sampo Corp.	2,785,527	943,349
Sanyang Industry Co., Ltd. (a)	1,595,945	1,480,340
ScinoPharm Taiwan, Ltd. (b)	342,620	789,932
Senao International Co., Ltd.	231,911	760,630
Sercomm Corp.	621,000	817,405
Shih Wei Navigation Co., Ltd.	758,654	521,446
Shin Zu Shing Co., Ltd.	100,000	236,228
Shinkong Insurance Co., Ltd. (b)	884,841	659,844
Shinkong Synthetic Fibers Corp.	3,068,796	976,821
Sigurd Microelectronics Corp.	1,047,694	852,949
Silicon Integrated Systems Corp. (a)	1,172,000	406,686
Silicon Motion Technology Corp. ADR (b)	58,859	623,317
Simplo Technology Co., Ltd.	447,129	1,939,434
Sinbon Electronics Co., Ltd.	798,000	725,551
Sinmag Bakery Machine Corp.	173,920	661,535
Sino-American Silicon Products, Inc.	598,058	770,246
Sinon Corp. (b)	1,988,662	985,340
Sinphar Pharmaceutical Co., Ltd. (b)	504,136	583,682
Sintek Photronic Corp. (a)	1,053,000	382,960
Sinyi Realty Co.	767,035	1,366,643
Soft-World International Corp.	234,848	405,897
Solar Applied Materials Technology Corp.	571,090	543,060
Solartech Energy Corp. (a)	431,091	270,412
St. Shine Optical Co., Ltd.	125,000	3,248,974
Standard Foods Corp.	601,646	1,903,041
Sunonwealth Electric Machine Industry Co., Ltd.	694,000	405,225
Sunrex Technology Corp.	624,000	271,703
Systex Corp. (a)	664,000	817,510
TA Chen Stainless Pipe	512,000	256,248
Ta Chong Bank Co., Ltd. (a)	3,047,067	1,001,422
Ta Ya Electric Wire & Cable (b)	2,136,650	489,766
Taichung Commercial Bank	3,117,772	1,128,685
Taiflex Scientific Co., Ltd.	472,725	635,642
Tainan Enterprises Co., Ltd.	457,000	488,701
Tainan Spinning Co., Ltd.	2,205,570	1,037,621
Taisun Enterprise Co., Ltd.	1,586,549	749,046
Taiwan Acceptance Corp. (b)	538,000	1,301,425
Taiwan Business Bank (a)	5,714,420	1,704,545
Taiwan Cogeneration Corp.	1,623,469	1,080,652
Taiwan Fire & Marine Insurance Co.	841,004	615,930
Taiwan Hon Chuan Enterprise Co., Ltd.	471,027	1,103,270
Taiwan Land Development Corp. (a)(b)	2,207,831	791,905
Taiwan Life Insurance Co., Ltd. (a)	590,684	453,296
Taiwan Secom Co., Ltd.	501,726	1,220,374
Taiwan Surface Mounting Technology Co., Ltd.	465,736	685,294
Taiyen Biotech Co., Ltd. (b)	1,107,000	866,142
Tatung Co., Ltd. (a)	4,032,691	1,015,876
Teco Electric & Machinery Co., Ltd. (b)	3,047,838	3,050,787
Test-Rite International Co.	688,896	543,605
Thye Ming Industrial Co., Ltd.	812,164	921,343
Ton Yi Industrial Corp. (b)	500,000	434,587
Tong Hsing Electronic Industries, Ltd.	234,327	1,125,858
Tong Yang Industry Co., Ltd.	862,071	1,025,419
Topco Scientific Co., Ltd.	457,647	809,292
Transcend Information, Inc.	428,484	1,329,586
Tripod Technology Corp. (b)	813,353	1,755,829
TSRC Corp.	1,056,170	2,026,285
TTY Biopharm Co., Ltd.	307,579	1,036,518
Tung Ho Steel Enterprise Corp.	1,288,258	1,173,449
Tung Thih Electronic Co., Ltd.	261,753	532,746
TXC Corp.	665,120	909,877
U-Ming Marine Transport Corp.	761,000	1,193,387
Unimicron Technology Corp.	1,277,000	1,222,845
Unity Opto Technology Co., Ltd. (a)	653,307	572,197
Unizyx Holding Corp.	1,444,694	641,101
UPC Technology Corp.	1,818,789	907,240
USI Corp.	1,788,318	1,270,934
Ve Wong Corp. (b)	689,604	494,694
Via Technologies, Inc. (a)	670,031	397,936
Visual Photonics Epitaxy Co., Ltd.	556,162	617,937
Wafer Works Corp. (b)	448,983	211,226
Wah Hong Industrial Corp.	288,083	328,732
Walsin Lihwa Corp. (a)	5,283,000	1,500,061
Wan Hai Lines, Ltd. (a)	1,912,320	985,798
Waterland Financial Holdings Co., Ltd.	4,317,299	1,440,492
Wei Chuan Food Corp.	809,899	1,375,458
Weikeng Industrial Co., Ltd.	860,628	608,766
Winbond Electronics Corp. (a)(b)	5,034,730	1,424,527
Wintek Corp. (a)(b)	2,083,859	914,309
Wistron NeWeb Corp.	471,124	695,580
WUS Printed Circuit Co., Ltd. (a)	1,147,000	464,984
Yageo Corp. (a)	2,161,000	731,846
Yang Ming Marine Transport Corp. (a)(b)	2,153,788	894,687
Yieh Phui Enterprise Co., Ltd.	2,600,487	721,900
Young Fast Optoelectronics Co., Ltd.	243,959	407,806
Young Optics, Inc.	201,242	529,779
Yuen Foong Yu Paper Manufacturing Co., Ltd.	3,267,941	1,493,804
Yungtay Engineering Co., Ltd.	733,000	1,462,527
Zenitron Corp.	853,348	559,484
Zinwell Corp.	642,674	524,286

		240,978,879

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

THAILAND — 4.3%
Bangkok Chain Hospital PCL, NVDR	1,500,275	$379,725
Bangkok Expressway PCL, NVDR	1,200,400	1,383,663
Bangkok Life Assurance PCL, NVDR	458,700	946,536
BTS Group Holdings PCL	2,846,800	702,177
Bumrungrad Hospital PCL	493,400	1,220,972
Dynasty Ceramic PCL	365,400	751,064
Electricity Generating PCL, NVDR	359,600	1,565,243
Esso Thailand PCL, NVDR	1,686,800	369,829
Hana Microelectronics PCL	3,860,484	2,414,747
Hemaraj Land and Development PCL, NVDR	7,014,800	782,564
Jasmine International PCL, NVDR	2,853,000	722,104
Kiatnakin Bank PCL, NVDR	362,500	619,458
LPN Development PCL, ADR	1,096,100	851,717
MBK PCL, NVDR	104,800	537,263
Minor International PCL	5,198,511	4,156,797
Precious Shipping PCL	686,700	391,894
Pruksa Real Estate PCL	798,500	584,425
Pruksa Real Estate PCL, NVDR	1,139,100	833,712
Siam Global House PCL, NVDR	1,161,693	872,721
Sri Trang Agro-Industry PCL, NVDR	843,500	339,956
Supalai PCL, NVDR	847,700	483,775
Thai Airways International PCL, NVDR	1,492,100	1,188,292
Thai Stanley Electric PCL, NVDR	94,900	771,072
Thai Tap Water Supply PCL	2,876,400	936,696
Thai Vegetable Oil PCL, NVDR	786,600	466,659
Thanachart Capital PCL	3,529,364	4,381,123
Thoresen Thai Agencies PCL (a)	3,561,372	1,894,652
Tisco Financial Group PCL	722,873	955,595
True Corp. PCL (a)	3,940,000	851,137
True Corp. PCL, NVDR (a)	8,541,528	1,845,179
Vinythai PCL, NVDR	982,600	370,673

		34,571,420

TURKEY — 3.0%
Akfen Holding AS (a)	169,078	405,728
Akmerkez Gayrimenkul Yatirim Ortakligi AS	62,820	527,448
Albaraka Turk Katilim Bankasi (a)	2,905,696	2,770,987
Asya Katilim Bankasi AS (a)	1,435,439	1,331,693
Aygaz AS	212,221	974,515
Bursa Cimento Fabrikasi AS	67,542	169,778
Dogan Sirketler Grubu Holdings AS (a)	1,737,300	873,400
Dogan Yayin Holding AS (a)	1,649,762	581,429
GSD Holding (a)	848,216	527,538
Ihlas Holding (a)	1,275,034	541,879
Is Finansal Kiralama AS (a)	374,951	184,614
Ittifak Holding AS (a)(b)	139,846	369,647
Izmir Demir Celik Sanayi AS (a)	249,121	272,433
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (b)	1,954,457	1,458,663
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	229,610	340,348
NET Holding AS	487,167	631,225
Petkim Petrokimya Holding AS (a)	1,983,650	2,909,497
Sekerbank TAS (a)	1,719,794	1,666,804
Sinpas Gayrimenkul Yatirim Ortakligi AS	758,672	452,187
TAV Havalimanlari Holding AS (b)	293,052	1,716,286
Tekfen Holding AS (b)	256,841	878,567
Torunlar Gayrimenkul Yatirim Ortakligi AS	349,412	632,018
Turkiye Sinai Kalkinma Bankasi AS (b)	1,308,990	1,295,795
Ulker Biskuvi Sanayi AS (b)	340,983	2,474,157

		23,986,636

UNITED ARAB EMIRATES — 0.0% (e)
Exillon Energy PLC (a)	136,435	266,940

TOTAL COMMON STOCKS —
(Cost $910,450,904)		801,840,403

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Thoresen Thai Agencies PCL (expiring 09/12/15) (a) (Cost $0)	532,753	74,893

SHORT TERM INVESTMENTS — 6.9%
UNITED STATES — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	49,811,179	49,811,179
State Street Institutional Liquid Reserves Fund 0.09% (g)(h)	5,513,874	5,513,874

TOTAL SHORT TERM INVESTMENTS —
(Cost $55,325,053)		55,325,053

TOTAL INVESTMENTS — 106.8%
(Cost $965,775,957)		857,240,349
OTHER ASSETS & LIABILITIES — (6.8)%		(54,501,263)

NET ASSETS — 100.0%		$802,739,086

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	9.1%
Semiconductors & Semiconductor Equipment	5.6
Food Products	4.6
Electronic Equipment, Instruments & Components	4.6
Chemicals	4.5
Commercial Banks	4.1
Construction & Engineering	3.8
Metals & Mining	3.4
Pharmaceuticals	3.1
Computers & Peripherals	2.6
Hotels, Restaurants & Leisure	2.6
Textiles, Apparel & Luxury Goods	2.4
Machinery	2.4
Capital Markets	2.2
Household Durables	2.2
Oil, Gas & Consumable Fuels	2.1
Diversified Financial Services	2.1
Electrical Equipment	2.1
Auto Components	2.0
Marine	1.7
Industrial Conglomerates	1.7
Transportation Infrastructure	1.5
Communications Equipment	1.5
Media	1.5
Automobiles	1.5
Multiline Retail	1.4
Independent Power Producers & Energy Traders	1.3
Real Estate Investment Trusts	1.2
Specialty Retail	1.2
Paper & Forest Products	1.2
Leisure Equipment & Products	1.2
Software	1.1
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.0
Food & Staples Retailing	1.0
Construction Materials	0.9
Insurance	0.9
Diversified Consumer Services	0.8
Commercial Services & Supplies	0.8
Internet Software & Services	0.8
Diversified Telecommunication Services	0.7
Beverages	0.7
Water Utilities	0.6
Consumer Finance	0.6
Electric Utilities	0.6
Airlines	0.6
Trading Companies & Distributors	0.5
IT Services	0.5
Tobacco	0.5
Energy Equipment & Services	0.5
Containers & Packaging	0.4
Wireless Telecommunication Services	0.4
Air Freight & Logistics	0.3
Personal Products	0.3
Building Products	0.3
Biotechnology	0.2
Household Products	0.2
Gas Utilities	0.2
Road & Rail	0.2
Thrifts & Mortgage Finance	0.2
Distributors	0.2
Internet & Catalog Retail	0.2
Professional Services	0.1
Aerospace & Defense	0.1
Office Electronics	0.1
Short Term Investment	6.9
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for China Forestry Holdings Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, China Metal Recycling Holdings, Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.00% of net assets, Garda Tujuh Buana Tbk PT, which was Level 3 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.04% of net assets, Indiabulls Housing Finance, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.31% of net assets, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets, and China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 7.1%
Abacus Property Group	306,248	$636,336
Astro Japan Property Group	1,398,002	230,847
Bunnings Warehouse Property Trust (a)	477,404	983,232
CFS Retail Property Trust Group (a)	2,600,480	4,760,700
Charter Hall Retail REIT (a)	311,273	1,085,560
Commonwealth Property Office Fund (a)	2,599,268	2,617,164
Dexus Property Group	5,359,140	5,248,874
Goodman Group	1,675,047	7,482,283
GPT Group (a)	1,804,455	6,342,560
Investa Office Fund	680,047	1,811,420
Westfield Group	2,235,331	23,407,507
Westfield Retail Trust	3,382,439	9,597,961

		64,204,444

AUSTRIA — 0.7%
Atrium European Real Estate, Ltd.	201,071	1,045,448
CA Immobilien Anlagen AG (b)	83,675	963,439
IMMOFINANZ AG (b)	1,175,279	4,384,458

		6,393,345

BELGIUM — 0.3%
Befimmo Sicafi S.C.A.	18,099	1,143,951
Cofinimmo	17,098	1,867,107

		3,011,058

BRAZIL — 0.5%
BR Malls Participacoes SA	506,226	4,578,618

CANADA — 4.7%
Artis REIT	68,195	976,754
Boardwalk REIT	28,372	1,567,661
Brookfield Asset Management, Inc. (Class A)	621,954	22,285,285
Brookfield Office Properties, Inc. (a)(c)	124,807	2,069,173
Brookfield Office Properties, Inc. (a)(c)	156,051	2,602,931
Calloway REIT	63,996	1,559,635
Canadian Apartment Properties REIT	57,347	1,231,252
Canadian REIT	37,159	1,533,982
Chartwell Retirement Residences	97,572	907,324
First Capital Realty, Inc. (a)	94,109	1,592,346
H&R REIT	140,181	2,928,659
RioCan REIT	163,438	3,914,952

		43,169,954

CHINA — 1.4%
Hongkong Land Holdings, Ltd.	1,303,000	8,951,610
Kerry Properties, Ltd.	845,135	3,312,396

		12,264,006

FRANCE — 4.1%
Fonciere Des Regions (a)	41,025	3,073,729
Gecina SA (a)	29,110	3,215,525
Klepierre	108,246	4,260,501
Mercialys SA (a)	63,315	1,219,274
SILIC	9,485	978,065
Unibail-Rodamco SE	105,686	24,590,280

		37,337,374

HONG KONG — 3.7%
Champion REIT (a)	3,337,462	1,531,824
Hang Lung Group, Ltd.	815,996	4,386,991
Hang Lung Properties, Ltd.	2,133,018	7,438,826
Hysan Development Co., Ltd.	682,731	2,961,947
Prosperity REIT	1,310,000	417,168
The Link REIT	2,534,162	12,464,404
Wheelock & Co., Ltd.	916,016	4,594,045

		33,795,205

ITALY — 0.1%
Beni Stabili SpA (a)	957,767	590,356

JAPAN — 9.8%
Activia Properties, Inc.	178	1,399,487
Aeon Mall Co., Ltd.	113,300	2,802,417
Daibiru Corp.	65,500	728,620
Daiwa Office Investment Corp.	249	961,308
Frontier Real Estate Investment Corp. (a)	275	2,519,253
Fukuoka REIT Corp.	136	1,076,116
Global One Real Estate Investment Co., Ltd.	101	585,655
Hankyu REIT, Inc.	108	537,092
Heiwa Real Estate Co., Ltd.	40,800	679,350
Hulic Co., Ltd. (a)	342,500	3,668,596
Japan Excellent, Inc.	232	1,305,562
Japan Prime Realty Investment Corp. (a)	914	2,792,560
Japan Real Estate Investment Corp.	658	7,332,823
Japan Retail Fund Investment Corp.	2,302	4,801,675
Kenedix Realty Investment Corp.	326	1,296,321
Mitsui Fudosan Co., Ltd.	976,000	28,660,512
Mori Hills REIT Investment Corp. (a)	235	1,459,657
Mori Trust Sogo REIT, Inc. (a)	201	1,794,805
Nippon Building Fund, Inc. (a)	766	8,852,549
Nomura Real Estate Office Fund, Inc. (a)	327	1,431,973
NTT Urban Development Corp.	1,203	1,475,063
Orix JREIT, Inc.	1,762	2,013,258
Premier Investment Corp.	227	870,660
Tokyu Land Corp.	490,000	4,488,851
Tokyu REIT, Inc. (a)	182	1,057,170
Top REIT, Inc. (a)	178	796,507
United Urban Investment Corp.	2,553	3,446,492

		88,834,332

NETHERLANDS — 0.9%
Corio NV	106,524	4,232,187
Eurocommercial Properties NV	39,366	1,442,990
VastNed Retail NV	22,128	905,461
Wereldhave NV	24,010	1,557,192

		8,137,830

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	798,600	604,423
Goodman Property Trust	1,182,046	940,281
Kiwi Income Property Trust	1,077,119	885,930
Precinct Properties	929,153	739,112

		3,169,746

PHILIPPINES — 0.4%
Ayala Land, Inc.	3,450,600	2,428,200

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SM Prime Holdings, Inc.	3,900,800	$1,471,830

		3,900,030

SINGAPORE — 3.6%
Ascendas REIT	2,178,969	3,831,192
Cambridge Industrial Trust	1,307,548	747,435
CapitaCommercial Trust (a)	2,249,682	2,598,584
CapitaLand, Ltd.	2,829,500	6,871,292
CapitaMall Trust	2,833,860	4,457,582
Frasers Commercial Trust	556,412	605,416
Global Logistic Properties, Ltd.	2,845,000	6,168,690
Guocoland, Ltd. (a)	390,999	628,903
Mapletree Logistics Trust	1,618,435	1,403,673
Singapore Land, Ltd.	100,000	707,246
Starhill Global REIT	1,587,524	1,057,682
Suntec REIT (a)	2,349,274	2,917,375
United Industrial Corp., Ltd.	398,000	947,694

		32,942,764

SOUTH AFRICA — 0.4%
Capital Property Fund	1,779,711	1,907,499
Fountainhead Property Trust	1,334,046	1,075,063
SA Corporate Real Estate Fund	1,513,115	600,539
Sycom Property Fund	163,495	452,909

		4,036,010

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	178	0

SWEDEN — 0.9%
Castellum AB	190,495	2,568,364
Fabege AB	155,694	1,521,312
Great Portland Estates PLC	380,892	3,070,471
Kungsleden AB	158,717	921,809

		8,081,956

SWITZERLAND — 0.9%
PSP Swiss Property AG (b)	42,670	3,689,062
Swiss Prime Site AG (b)	66,234	4,861,757

		8,550,819

THAILAND — 0.2%
Central Pattana PCL	1,157,500	1,679,429

UNITED KINGDOM — 5.0%
Big Yellow Group PLC	143,587	837,576
British Land Co. PLC	1,104,922	9,493,609
Capital & Counties Properties PLC	683,943	3,392,091
Derwent London PLC	94,854	3,308,897
Grainger PLC	461,125	1,011,316
Hammerson PLC	789,398	5,834,347
Intu Properties PLC	739,944	3,508,226
Land Securities Group PLC	863,991	11,584,073
Segro PLC	821,771	3,479,894
Shaftesbury PLC	278,498	2,513,268
Workspace Group PLC	122,565	721,270

		45,684,567

UNITED STATES — 54.2%
Acadia Realty Trust	61,118	1,509,003
Alexandria Real Estate Equities, Inc.	78,056	5,129,840
American Campus Communities, Inc.	116,028	4,717,698
Apartment Investment & Management Co. (Class A)	161,541	4,852,692
Ashford Hospitality Trust, Inc.	72,106	825,614
Associated Estates Realty Corp.	55,800	897,264
AvalonBay Communities, Inc.	134,675	18,169,004
BioMed Realty Trust, Inc.	206,326	4,173,975
Boston Properties, Inc.	168,044	17,723,601
Brandywine Realty Trust	175,777	2,376,505
BRE Properties, Inc.	85,390	4,271,208
Camden Property Trust	93,964	6,496,671
CBL & Associates Properties, Inc.	180,970	3,876,377
Cedar Realty Trust, Inc.	64,490	334,058
Colonial Properties Trust	91,862	2,215,711
CommonWealth REIT	133,491	3,086,312
Corporate Office Properties Trust	94,965	2,421,608
Cousins Properties, Inc.	118,086	1,192,669
CubeSmart	138,497	2,213,182
DCT Industrial Trust, Inc. (a)	320,536	2,291,832
DDR Corp. (a)	274,065	4,563,182
DiamondRock Hospitality Co.	216,475	2,017,547
Digital Realty Trust, Inc. (a)	142,816	8,711,776
Douglas Emmett, Inc.	146,893	3,664,980
Duke Realty Corp.	356,292	5,554,592
DuPont Fabros Technology, Inc. (a)	71,324	1,722,475
EastGroup Properties, Inc.	33,476	1,883,695
Education Realty Trust, Inc.	129,195	1,321,665
Equity Lifestyle Properties, Inc.	43,336	3,405,776
Equity One, Inc.	68,613	1,552,712
Equity Residential	354,996	20,611,068
Essex Property Trust, Inc.	42,088	6,688,625
Extra Space Storage, Inc.	114,759	4,811,845
Federal Realty Investment Trust	72,276	7,493,576
FelCor Lodging Trust, Inc. (b)	128,513	759,512
First Industrial Realty Trust, Inc.	108,309	1,643,048
First Potomac Realty Trust	66,916	873,923
Forest City Enterprises, Inc. (Class A) (b)	161,361	2,889,976
Franklin Street Properties Corp.	98,801	1,304,173
General Growth Properties, Inc.	499,101	9,917,137
Glimcher Realty Trust	160,070	1,747,964
HCP, Inc.	503,296	22,869,770
Health Care REIT, Inc.	315,046	21,117,533
Healthcare Realty Trust, Inc.	101,597	2,590,723
Hersha Hospitality Trust	200,831	1,132,687
Highwoods Properties, Inc.	92,090	3,279,325
Home Properties, Inc.	57,827	3,780,151
Hospitality Properties Trust	154,783	4,067,697
Host Hotels & Resorts, Inc.	824,763	13,913,752
Inland Real Estate Corp.	89,983	919,626
Kilroy Realty Corp.	83,487	4,425,646
Kimco Realty Corp.	452,702	9,701,404
Kite Realty Group Trust	98,180	592,025
LaSalle Hotel Properties	105,770	2,612,519
Liberty Property Trust	133,155	4,921,409
LTC Properties, Inc.	39,036	1,524,356
Mack-Cali Realty Corp.	92,491	2,265,105
Mid-America Apartment Communities, Inc.	47,349	3,208,842
Parkway Properties, Inc.	46,941	786,731
Pebblebrook Hotel Trust	68,059	1,759,325
Pennsylvania Real Estate Investment Trust	71,307	1,346,276
Piedmont Office Realty Trust, Inc. (Class A)	185,523	3,317,151

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Post Properties, Inc.	60,466	$2,992,462
ProLogis	551,775	20,812,953
PS Business Parks, Inc.	19,971	1,441,307
Public Storage	159,849	24,509,647
Ramco-Gershenson Properties Trust	67,099	1,042,047
Regency Centers Corp.	101,402	5,152,236
Rouse Properties, Inc. (a)	27,045	530,623
Saul Centers, Inc.	14,856	660,498
Senior Housing Properties Trust	208,325	5,401,867
Simon Property Group, Inc.	344,805	54,451,606
SL Green Realty Corp.	101,424	8,944,583
Sovran Self Storage, Inc.	34,902	2,261,301
Sun Communities, Inc.	36,632	1,822,808
Sunstone Hotel Investors, Inc. (b)	181,599	2,193,716
Tanger Factory Outlet Centers, Inc.	104,517	3,497,139
Taubman Centers, Inc.	70,610	5,306,341
The Macerich Co.	152,322	9,287,072
UDR, Inc.	277,681	7,078,089
Universal Health Realty Income Trust	14,750	636,168
Ventas, Inc.	324,692	22,553,106
Vornado Realty Trust	188,381	15,607,366
Washington Real Estate Investment Trust (a)	73,636	1,981,545
Weingarten Realty Investors (a)	124,139	3,819,757

		494,030,361

TOTAL COMMON STOCKS —
(Cost $838,272,749)		904,392,204

SHORT TERM INVESTMENTS — 5.0%
UNITED STATES — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	26,200,031	26,200,031
State Street Institutional Liquid Reserves Fund 0.09% (h)(i)	19,595,537	19,595,537

TOTAL SHORT TERM INVESTMENTS —
(Cost $45,795,568)		45,795,568

TOTAL INVESTMENTS — 104.3%
(Cost $884,068,317)		950,187,772
OTHER ASSETS & LIABILITIES — (4.3)%		(38,965,549)

NET ASSETS — 100.0%		$911,222,223

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	27.0%
Real Estate Management & Development	16.7
Specialized REITs	15.4
Office REITs	14.1
Diversified REITs	10.4
Residential REITs	10.2
Industrial REITs	5.1
Diversified Capital Markets	0.4
Short Term Investments	5.0
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 1.8%
Aristocrat Leisure, Ltd. (a)	11,645	$45,622
Crown, Ltd.	10,548	116,923
Fairfax Media, Ltd. (a)	49,681	22,510
Tatts Group, Ltd.	30,130	87,427

		272,482

BELGIUM — 0.3%
S.A. D’Ieteren NV (a)	1,036	44,156

CANADA — 5.2%
Canadian Tire Corp., Ltd. (Class A)	1,424	106,879
Gildan Activewear, Inc.	1,729	69,901
Lululemon Athletica, Inc. (a)(b)	1,157	75,807
Magna International, Inc. (Class A)	2,563	181,872
Shaw Communications, Inc. (Class B) (a)	4,717	112,856
Thomson Reuters Corp. (a)	4,718	153,487
Tim Hortons, Inc.	1,582	85,297

		786,099

FINLAND — 0.5%
Nokian Renkaat Oyj (a)	1,265	51,483
Sanoma Oyj	3,216	24,852

		76,335

FRANCE — 9.1%
Accor SA (a)	1,859	65,328
Christian Dior SA	426	68,663
Compagnie Generale des Etablissements Michelin (a)	1,885	168,330
Havas SA	7,751	49,590
Hermes International	220	70,920
Kering (a)	798	161,971
Lagardere SCA	1,469	40,863
LVMH Moet Hennessy Louis Vuitton SA	2,082	336,933
Peugeot SA (a)(b)	3,075	25,281
Publicis Groupe SA	1,175	83,544
Renault SA	1,784	119,889
Sodexo	1,328	110,477
Valeo SA (a)	1,067	66,968

		1,368,757

GERMANY — 9.9%
Adidas AG	2,089	225,757
Bayerische Motoren Werke AG	2,966	259,003
Continental AG	609	81,219
Daimler AG	7,580	458,010
Porsche Automobil Holding SE Preference Shares	874	67,573
ProSiebenSat.1 Media AG Preference Shares	1,309	56,184
TUI AG (a)(b)	3,088	36,659
Volkswagen AG	417	81,170
Volkswagen AG Preference Shares	1,166	235,755

		1,501,330

HONG KONG — 3.6%
Esprit Holdings, Ltd.	14,582	21,733
Galaxy Entertainment Group, Ltd. (b)	14,000	68,589
Giordano International, Ltd. (a)	90,000	78,555
Li & Fung, Ltd. (a)	70,000	96,205
Sands China, Ltd.	27,200	128,174
Shangri-La Asia, Ltd.	18,500	31,961
SJM Holdings, Ltd.	27,000	65,652
Skyworth Digital Holdings, Ltd. (a)	2,058	1,040
Wynn Macau, Ltd. (a)	17,600	47,651

		539,560

ITALY — 1.4%
Fiat SpA (b)	8,200	57,238
Gtech Spa	2,712	67,789
Mediaset SpA (b)	9,275	34,963
Pirelli & C. SpA (a)	3,962	45,809

		205,799

JAPAN — 36.7%
Aisin Seiki Co., Ltd.	2,600	99,331
Aoyama Trading Co., Ltd.	4,500	119,369
Asics Corp.	900	14,234
Benesse Holdings, Inc.	1,800	64,781
Bookoff Corp.	1,700	11,945
Bridgestone Corp.	7,100	241,587
Can Do Co., Ltd.	900	13,418
Casio Computer Co., Ltd.	4,400	38,713
Denso Corp.	3,500	164,368
Dentsu, Inc.	3,500	120,854
Fast Retailing Co., Ltd.	888	299,024
Fuji Corp., Ltd.	3,500	22,620
Fuji Heavy Industries, Ltd.	9,000	221,523
GLOBERIDE, Inc.	9,000	10,510
Gunze, Ltd.	17,000	41,073
Honda Motor Co., Ltd.	12,200	452,580
Isetan Mitsukoshi Holdings, Ltd.	5,900	78,223
Isuzu Motors, Ltd.	18,000	123,038
Kappa Create Holdings Co., Ltd. (b)	450	8,317
Kyoritsu Maintenance Co., Ltd.	500	17,592
Mazda Motor Corp. (b)	17,000	66,915
Mitsubishi Motors Corp. (b)	35,000	47,919
Namco Bandai Holdings, Inc.	4,400	71,314
Nikon Corp.	4,400	102,498
Nissan Motor Co., Ltd.	17,300	175,029
Nitori Holding Co., Ltd.	50	4,027
Oriental Land Co., Ltd.	500	77,213
Panasonic Corp. (b)	15,300	122,757
PARIS MIKI HOLDINGS, Inc.	4,500	22,605
Pioneer Corp. (b)	3,600	6,995
Rakuten, Inc.	7,100	83,841
Resorttrust, Inc.	4,500	141,566
Ringer Hut Co., Ltd.	1,400	19,027
Sanrio Co., Ltd.	500	23,229
Sanyo Housing Nagoya Co., Ltd.	1,900	22,742
Sega Sammy Holdings, Inc.	800	19,997
Sekisui Chemical Co., Ltd.	9,000	95,404
Sekisui House, Ltd.	9,000	129,924
Sharp Corp. (b)	9,000	36,241
Shimano, Inc.	1,800	152,575
Sony Corp.	8,000	167,353
Stanley Electric Co., Ltd.	2,700	52,513
Suminoe Textile Co., Ltd.	8,000	18,523
Sumitomo Forestry Co., Ltd.	7,700	93,484
Suzuki Motor Corp.	4,100	94,395
Tact Home Co., Ltd.	9	16,281
Touei Housing Corp.	1,700	33,167
Toyobo Co., Ltd.	35,000	53,204
Toyota Industries Corp.	2,300	94,005

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Toyota Motor Corp.	21,200	$1,278,381
Yamada Denki Co., Ltd.	1,130	45,787
Yamaha Motor Co., Ltd.	1,800	23,285

		5,555,296

LUXEMBOURG — 0.6%
SES	3,216	91,967

NETHERLANDS — 1.7%
Reed Elsevier NV	9,124	151,806
Wolters Kluwer NV	5,145	108,709

		260,515

NORWAY — 0.6%
Schibsted ASA	1,989	85,475

SINGAPORE — 1.0%
Genting Singapore PLC (a)	54,000	56,201
Singapore Press Holdings, Ltd. (a)	27,000	88,773

		144,974

SOUTH KOREA — 4.6%
Coway Co., Ltd.	390	19,055
Credu Corp.	266	9,398
Fila Korea, Ltd.	154	9,291
Gwangju Shinsegae Co., Ltd.	49	11,477
Hanil E-Wha Co., Ltd.	1,540	18,002
Hotel Shilla Co., Ltd.	240	12,819
Hyundai Department Store Co., Ltd.	82	10,770
Hyundai Engineering Plastics Co., Ltd.	2,150	12,463
Hyundai Mobis	400	95,618
Hyundai Motor Co.	1,522	300,522
Hyundai Wia Corp.	88	13,099
Kia Motors Corp.	1,620	88,089
LG Electronics, Inc. (a)	653	41,740
Lotte Shopping Co., Ltd.	87	27,043
Mando Corp.	75	6,731
Woongjin Chemical Co., Ltd. (b)	1,652	15,044

		691,161

SPAIN — 1.5%
Industria de Diseno Textil SA	1,752	215,982
NH Hoteles SA (b)	4,696	16,695

		232,677

SWEDEN — 2.4%
Electrolux AB	4,368	109,630
Hennes & Mauritz AB (Class B)	7,549	246,509

		356,139

SWITZERLAND — 3.8%
Compagnie Financiere Richemont SA	4,135	365,142
The Swatch Group AG	390	213,106

		578,248

UNITED KINGDOM — 14.2%
British Sky Broadcasting Group PLC	11,941	143,439
Burberry Group PLC	4,750	97,331
Carnival PLC	2,389	82,976
Compass Group PLC	18,217	232,090
GKN PLC	16,515	75,471
Home Retail Group PLC	13,182	26,791
Informa PLC	9,106	67,688
ITV PLC	38,867	82,588
Kingfisher PLC	31,902	165,963
Liberty Global PLC (Class A) (b)	842	62,375
Liberty Global PLC, Series C (b)	628	42,635
Marks & Spencer Group PLC	17,111	111,776
Next PLC	2,888	199,651
Pearson PLC	10,177	180,749
Reed Elsevier PLC	12,484	141,441
Tui Travel PLC	14,087	76,254
Whitbread PLC	3,254	150,824
WPP PLC	12,430	211,527

		2,151,569

TOTAL COMMON STOCKS —
(Cost $14,353,556)		14,942,539

RIGHTS — 0.0% (c)
FRANCE — 0.0% (c)
Groupe Fnac (expiring 5/16/15) (b) (Cost $2,685)	798	2,077

SHORT TERM INVESTMENTS — 4.1%
UNITED STATES — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	514,424	514,424
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	107,610	107,610

TOTAL SHORT TERM INVESTMENTS —
(Cost $622,034)		622,034

TOTAL INVESTMENTS — 103.0%
(Cost $14,978,275)		15,566,650
OTHER ASSETS & LIABILITIES — (3.0)%		(451,785)

NET ASSETS — 100.0%		$15,114,865

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	27.8%
Media	14.3
Textiles, Apparel & Luxury Goods	12.8
Hotels, Restaurants & Leisure	12.3
Auto Components	9.5
Specialty Retail	8.4
Household Durables	6.1
Multiline Retail	3.7
Leisure Equipment & Products	2.4
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.5
Distributors	0.3
Short Term Investment	4.1
Other Assets & Liabilities	(3.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.6%
Coca-Cola Amatil, Ltd.	17,439	$202,887
Treasury Wine Estates, Ltd.	20,090	107,026
Wesfarmers, Ltd.	28,984	1,050,608
Woolworths, Ltd.	31,393	942,815

		2,303,336

BELGIUM — 5.2%
Anheuser-Busch InBev NV	20,398	1,631,965
Delhaize Group (a)	2,967	183,153

		1,815,118

CANADA — 2.4%
Alimentation Couche-Tard, Inc. (Class B)	2,233	132,081
Loblaw Cos., Ltd. (a)	6,509	293,382
Shoppers Drug Mart Corp. (a)	8,237	378,842
SunOpta, Inc. (a)(b)	3,077	23,354

		827,659

DENMARK — 0.9%
Carlsberg A/S (Class B)	3,540	316,482

FINLAND — 0.4%
Kesko Oyj (Class B)	4,440	123,276

FRANCE — 9.1%
Carrefour SA	13,913	382,132
Casino Guichard-Perrachon SA	2,328	217,785
Danone	14,419	1,080,694
L’Oreal SA	5,637	925,065
Pernod — Ricard SA (a)	5,075	561,976

		3,167,652

GERMANY — 2.6%
Beiersdorf AG	3,629	316,049
Henkel AG & Co. KGaA	244	19,109
Henkel AG & Co. KGaA Preference Shares	6,093	572,219

		907,377

HONG KONG — 0.6%
Pacific Andes International Holdings, Ltd.	1,358,346	59,543
Vitasoy International Holdings, Ltd.	114,000	137,717

		197,260

IRELAND — 0.5%
Kerry Group PLC (Class A)	3,400	187,386

JAPAN — 15.2%
Aeon Co., Ltd.	20,805	272,694
Ajinomoto Co., Inc.	18,728	274,505
Asahi Breweries, Ltd.	16,982	420,725
Calbee, Inc.	500	47,365
FamilyMart Co., Ltd.	1,800	76,650
Fuji Oil Co., Ltd.	1,400	24,185
Fujicco Co., Ltd.	4,000	45,623
Hokuto Corp.	1,500	26,078
Japan Tobacco, Inc.	24,278	856,640
Kao Corp.	16,808	571,068
Kewpie Corp.	3,700	54,531
KEY Coffee, Inc.	3,300	51,359
Kikkoman Corp.	4,000	66,442
Kirin Holdings Co., Ltd.	18,675	292,152
Lawson, Inc.	3,724	283,794
Lion Corp.	18,000	104,193
MEIJI Holdings Co., Ltd.	1,800	86,344
Nichirei Corp.	37,388	193,461
Nippon Meat Packers, Inc.	3,000	45,815
Oenon Holdings, Inc.	37,351	86,106
Seven & I Holdings Co., Ltd.	18,675	681,501
Shiseido Co., Ltd.	15,193	225,903
Toyo Suisan Kaisha, Ltd.	2,000	66,442
Unicharm Corp.	3,700	208,960
UNY Group Holdings Co., Ltd.	15,000	100,871
Yakult Honsha Co., Ltd.	1,868	77,289
Yamazaki Baking Co., Ltd.	3,000	35,184

		5,275,880

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (a)	1,127	35,449

NETHERLANDS — 7.6%
DE Master Blenders 1753 NV (b)	8,329	133,165
Heineken NV	6,247	397,482
Koninklijke Ahold NV	31,710	471,330
Unilever NV (a)	42,244	1,661,327

		2,663,304

NORWAY — 0.3%
Marine Harvest (a)	113,502	114,505

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd. (a)	247,075	109,092
Olam International, Ltd. (a)	58,590	75,761
Wilmar International, Ltd. (a)	76,000	188,757

		373,610

SOUTH KOREA — 2.2%
Able C&C Co., Ltd.	248	8,795
Amorepacific Corp.	41	32,849
AMOREPACIFIC Group	37	11,275
Binggrae Co., Ltd.	180	17,022
CJ CheilJedang Corp.	141	32,038
Crown Confectionery Co., Ltd.	100	21,715
Dae Han Flour Mills Co., Ltd.	180	20,726
Daesang Corp.	880	23,964
Dongsuh Co., Inc.	1,061	25,641
Dongwon Industries Co., Ltd.	72	23,642
E-Mart Co., Ltd.	378	66,528
KT&G Corp.	2,611	169,639
LG Household & Health Care, Ltd.	194	94,787
Lotte Confectionery Co., Ltd.	16	22,514
Lotte Samkang Co., Ltd.	49	25,185
Maeil Dairy Industry Co., Ltd.	658	25,869
Namyang Dairy Products Co., Ltd.	18	13,996
NongShim Co., Ltd.	68	15,808
ORION Corp.	77	64,254
Ottogi Corp.	85	26,496
Sajo Industries Co., Ltd. (b)	360	13,145

		755,888

SPAIN — 0.6%
Ebro Puleva SA	9,843	201,896

SWEDEN — 1.1%
Svenska Cellulosa AB	794	19,810
Svenska Cellulosa AB (Class B)	6,455	160,958

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Swedish Match AB	6,028	$212,650

		393,418

SWITZERLAND — 15.2%
Coca-Cola HBC AG (b)(c)	428	9,990
Coca-Cola HBC AG (b)(c)	1,799	41,133
Lindt & Spruengli AG	76	284,995
Nestle SA	75,729	4,958,423

		5,294,541

UNITED KINGDOM — 27.9%
British American Tobacco PLC	43,981	2,246,325
Diageo PLC	59,313	1,691,249
Imperial Tobacco Group PLC	23,060	797,432
J Sainsbury PLC	41,515	223,718
Reckitt Benckiser Group PLC	16,123	1,136,611
SABMiller PLC	20,172	964,504
Tate & Lyle PLC	18,083	226,131
Tesco PLC	185,734	933,563
Unilever PLC	30,852	1,245,636
William Morrison Supermarkets PLC	63,079	250,469

		9,715,638

TOTAL COMMON STOCKS —
(Cost $32,983,144)		34,669,675

SHORT TERM INVESTMENTS — 3.6%
UNITED STATES — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	875,282	875,282
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	369,601	369,601

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,244,883)		1,244,883

TOTAL INVESTMENTS — 103.2%
(Cost $34,228,027)		35,914,558
OTHER ASSETS & LIABILITIES — (3.2)%		(1,105,791)

NET ASSETS — 100.0%		$34,808,767

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	34.9%
Food & Staples Retailing	20.5
Beverages	19.2
Tobacco	12.3
Household Products	6.6
Personal Products	6.1
Short Term Investment	3.6
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.1%
Aurora Oil & Gas, Ltd. (a)	2,951	$7,861
Karoon Gas Australia, Ltd. (a)	1,552	7,231
Linc Energy, Ltd. (a)(b)	4,843	3,635
Origin Energy, Ltd.	10,948	125,967
Paladin Energy, Ltd. (a)(b)	8,689	6,959
Santos, Ltd.	12,965	148,700
Whitehaven Coal, Ltd. (b)	3,661	7,708
Woodside Petroleum, Ltd.	6,658	213,365
WorleyParsons, Ltd.	3,589	64,028

		585,454

AUSTRIA — 0.7%
OMV AG	1,777	80,151

BERMUDA — 1.0%
Seadrill, Ltd.	2,997	120,350

CANADA — 28.3%
ARC Resources, Ltd. (b)	2,663	69,494
Athabasca Oil Corp. (a)	5,296	32,681
Baytex Energy Corp. (b)	1,082	38,872
Bonavista Energy Corp. (b)	3,094	40,033
Cameco Corp. (b)	5,263	108,308
Canadian Natural Resources, Ltd.	10,705	300,870
Canadian Oil Sands, Ltd.	4,433	81,815
Cenovus Energy, Inc. (b)	7,693	218,769
Chinook Energy, Inc. (a)	9,992	10,608
Crescent Point Energy Corp. (b)	3,224	109,010
Enbridge, Inc.	8,081	338,652
EnCana Corp. (b)	9,193	155,025
Enerplus Corp. (b)	2,925	43,087
Gran Tierra Energy, Inc. (a)	2,178	13,254
Husky Energy, Inc.	3,316	88,075
Imperial Oil, Ltd.	2,370	90,199
Kelt Exploration, Ltd. (a)(b)	50	351
Keyera Corp. (b)	556	29,809
Lightstream Resources, Ltd. (b)	1,506	11,206
MEG Energy Corp. (a)	1,180	32,247
Niko Resources, Ltd.	989	8,044
Pacific Rubiales Energy Corp. (b)	2,802	49,057
Paramount Resources, Ltd. (a)	334	11,287
Pembina Pipeline Corp. (b)	2,671	81,476
Pengrowth Energy Corp. (b)	4,675	22,911
Penn West Petroleum, Ltd. (b)	3,510	37,136
Petrobank Energy & Resources, Ltd. (a)(b)	1,363	620
Petrominerales, Ltd. (b)	2,003	11,392
Peyto Exploration & Development Corp. (b)	1,224	35,271
Precision Drilling Corp. (b)	5,345	45,346
ShawCor, Ltd. (Class A)	556	21,904
Suncor Energy, Inc.	15,491	455,207
Talisman Energy, Inc. (b)	10,032	114,114
Tourmaline Oil Corp. (a)	1,180	47,124
TransCanada Corp. (b)	7,735	331,998
Trican Well Service, Ltd. (b)	2,561	33,938
Trilogy Energy Corp.	445	13,245
Uranium One, Inc. (a)	5,549	14,412
Vermilion Energy, Inc. (b)	1,819	88,644

		3,235,491

FINLAND — 0.2%
Neste Oil Oyj	1,429	20,878

FRANCE — 11.1%
Bourbon SA (b)	1,064	27,571
CGG (a)	2,345	51,788
Technip SA	1,116	113,164
Total SA	22,049	1,074,907

		1,267,430

ITALY — 5.0%
ENI SpA	24,928	511,314
Saipem SpA	2,695	43,753
Saras SpA (a)	10,972	14,205

		569,272

JAPAN — 2.8%
Cosmo Oil Co., Ltd. (a)	4,000	7,369
Idemitsu Kosan Co., Ltd.	300	23,043
Inpex Corp.	22	91,690
Japan Petroleum Exploration Co.	200	8,104
JX Holdings, Inc.	31,197	151,062
Showa Shell Sekiyu K.K.	1,700	13,965
TonenGeneral Sekiyu K.K.	3,000	29,023

		324,256

LUXEMBOURG — 1.3%
Subsea 7 SA (a)(b)	2,887	50,354
Tenaris SA (b)	4,668	93,503

		143,857

NETHERLANDS — 11.1%
Fugro NV	535	28,964
Royal Dutch Shell PLC (Class A)	36,844	1,173,507
SBM Offshore NV (a)	3,712	62,364

		1,264,835

NORWAY — 2.9%
Aker Solutions ASA	3,279	44,384
DNO International ASA (a)	6,030	10,962
Golar LNG, Ltd.	289	9,216
Kvaerner ASA	5,505	8,754
Petroleum Geo-Services ASA	2,997	36,321
StatoilHydro ASA	10,226	209,844
TGS Nopec Geophysical Co. ASA	594	17,170

		336,651

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	15,395	108,930

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,450	36,225

SINGAPORE — 0.1%
Ezion Holdings, Ltd.	7,000	11,701

SOUTH KOREA — 1.0%
GS Holdings	473	21,288
Hankook Shell Oil Co., Ltd.	39	12,772
S-Oil Corp.	381	24,420
SK Innovation Co., Ltd.	504	59,798

		118,278

SPAIN — 1.6%
Repsol YPF SA	8,597	181,143

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,783	$35,135

UNITED KINGDOM — 25.9%
Afren PLC (a)	10,039	19,718
AMEC PLC	5,166	78,744
BG Group PLC	32,188	546,047
BP PLC	178,223	1,230,590
Cairn Energy PLC (a)	7,495	28,772
John Wood Group PLC	1,500	18,417
Ophir Energy PLC (a)	3,989	21,599
Petrofac, Ltd.	1,366	24,820
Premier Oil PLC	5,737	28,984
Royal Dutch Shell PLC (Class B)	24,726	816,042
Tullow Oil PLC	9,843	149,438

		2,963,171

TOTAL COMMON STOCKS —
(Cost $14,056,569)		11,403,208

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 7/12/13) (a) (Cost $5,128)	8,597	4,783

SHORT TERM INVESTMENTS — 6.9%
UNITED STATES — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	649,848	649,848
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	132,633	132,633

TOTAL SHORT TERM INVESTMENTS —
(Cost $782,481)		782,481

TOTAL INVESTMENTS — 106.6%
(Cost $14,844,178)		12,190,472
OTHER ASSETS & LIABILITIES — (6.6)%		(756,763)

NET ASSETS — 100.0%		$11,433,709

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	91.0%
Energy Equipment & Services	8.7
Short Term Investment	6.9
Other Assets & Liabilities	(6.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 12.4%
AMP, Ltd.	5,758	$21,252
ASX, Ltd.	711	21,522
Australia & New Zealand Banking Group, Ltd.	6,262	163,818
Commonwealth Bank of Australia	3,362	212,895
Macquarie Group, Ltd.	1,384	53,043
National Australia Bank, Ltd.	4,758	129,264
QBE Insurance Group, Ltd.	3,432	47,405
Stockland	15,641	49,823
Westfield Group	7,616	79,752
Westfield Retail Trust	5,042	14,307
Westpac Banking Corp.	6,501	171,856

		964,937

AUSTRIA — 0.7%
Erste Group Bank AG	894	23,828
Sparkassen Immobilien AG (a)	4,411	27,114

		50,942

BELGIUM — 0.5%
Ageas	712	24,965
Dexia SA (a)	4,264	111
Groupe Bruxelles Lambert SA	216	16,231

		41,307

BERMUDA — 0.6%
Lancashire Holdings, Ltd.	4,200	50,452

CANADA — 12.5%
Bank of Montreal	1,676	96,911
Bank of Nova Scotia (b)	2,495	132,963
Brookfield Asset Management, Inc. (Class A) (b)	2,353	84,310
Canadian Imperial Bank of Commerce (b)	774	54,762
IGM Financial, Inc. (b)	1,198	51,204
Manulife Financial Corp. (b)	4,739	75,603
National Bank of Canada (b)	792	56,336
Power Corp. of Canada (b)	789	21,106
Royal Bank of Canada (b)	3,296	191,458
Sun Life Financial, Inc. (b)	2,076	61,299
The Toronto-Dominion Bank	1,866	149,411

		975,363

DENMARK — 0.9%
Danske Bank A/S (a)	2,840	48,503
Sydbank A/S (a)	1,188	23,602

		72,105

FINLAND — 1.2%
Pohjola Bank PLC	3,436	50,424
Technopolis Oyj	7,391	41,407

		91,831

FRANCE — 4.9%
AXA SA	4,882	95,791
BNP Paribas	2,878	157,027
Credit Agricole SA (a)	2,754	23,637
Societe Generale	1,347	46,224
Unibail-Rodamco SE	243	56,539

		379,218

GERMANY — 5.7%
Allianz SE	1,240	180,926
Commerzbank AG (a)	656	5,711
Deutsche Bank AG	2,195	91,744
Deutsche Beteiligungs AG	1,667	40,087
Deutsche Boerse AG	256	16,828
Muenchener Rueckversicherungs- Gesellschaft AG	581	106,787

		442,083

HONG KONG — 6.3%
AIA Group, Ltd.	11,000	46,588
Bank of East Asia, Ltd. (b)	13,255	47,764
Cheung Kong Holdings, Ltd.	7,967	108,057
Hang Lung Properties, Ltd.	8,922	31,115
Hong Kong Exchanges and Clearing, Ltd. (b)	2,631	39,721
New World Development Co., Ltd. (b)	23,601	32,680
Sun Hung Kai Properties, Ltd.	7,291	94,094
The Link REIT	4,445	21,863
Wharf Holdings, Ltd.	7,933	66,685

		488,567

ITALY — 2.2%
Assicurazioni Generali SpA	3,331	58,106
Banca Monte dei Paschi di Siena SpA (a)	21,407	5,426
Banca Popolare dell’Etruria e del Lazio (a)	1,300	1,175
Banco Popolare Societa Cooperativa (a)	6,882	8,091
Intesa Sanpaolo SpA	19,338	30,943
UBI Banca ScPA (b)	3,285	11,879
UniCredit SpA	11,348	53,073

		168,693

JAPAN — 16.7%
Chuo Mitsui Trust Holdings, Inc.	14,933	69,603
Daiwa Securities Group, Inc.	7,900	66,248
Mitsubishi Estate Co., Ltd.	7,000	186,108
Mitsubishi UFJ Financial Group, Inc.	28,649	176,506
Mizuho Financial Group, Inc.	41,525	86,114
MS&AD Insurance Group Holdings, Inc.	1,686	42,806
NKSJ Holdings, Inc.	1,500	35,712
Nomura Holdings, Inc.	11,196	82,391
ORIX Corp.	3,900	53,199
Resona Holdings, Inc.	4,156	20,208
Sumitomo Mitsui Financial Group, Inc.	3,269	149,735
T&D Holdings, Inc.	3,300	44,317
The Bank of Yokohama, Ltd.	6,000	30,926
The Dai-ichi Life Insurance Co., Ltd.	23	33,156
The Shizuoka Bank, Ltd.	8,000	86,092
Tokai Tokyo Financial Holdings, Inc.	8,922	60,716
Tokio Marine Holdings, Inc.	2,479	78,486

		1,302,323

NETHERLANDS — 1.3%
Aegon NV (b)	4,573	30,548
ING Groep NV (a)	7,997	72,764

		103,312

NEW ZEALAND — 0.7%
Precinct Properties	68,938	54,838

NORWAY — 0.4%
SpareBank 1 SR Bank ASA	4,136	32,175

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (a)	8,326	$1,006

SINGAPORE — 2.8%
CapitaLand, Ltd. (b)	8,922	21,667
Hong Leong Finance, Ltd.	15,867	31,902
Oversea-Chinese Banking Corp., Ltd.	6,366	50,193
United Overseas Bank, Ltd.	7,355	115,170

		218,932

SOUTH KOREA — 0.7%
KB Financial Group, Inc. ADR	771	22,845
Shinhan Financial Group Co., Ltd. ADR	959	31,196

		54,041

SPAIN — 3.5%
Banco Bilbao Vizcaya Argentaria SA	11,817	98,997
Banco de Sabadell SA (b)	12,109	20,068
Banco Popular Espanol SA (a)	3,899	11,936
Banco Santander SA	20,115	128,170
Bolsas y Mercados Espanoles (b)	470	11,495

		270,666

SWEDEN — 3.5%
Investor AB	1,229	32,831
Kinnevik Investment AB (Class B)	720	18,338
Nordea Bank AB	8,087	89,863
Skandinaviska Enskilda Banken AB (Class A)	6,350	60,306
Svenska Handelsbanken AB (Class A)	1,785	71,194

		272,532

SWITZERLAND — 6.0%
Credit Suisse Group AG (a)	2,966	78,527
GAM Holding AG (a)	983	15,065
Julius Baer Group, Ltd. (a)	886	34,545
Swiss Re AG (a)	1,279	95,031
UBS AG (a)	8,085	137,406
Valiant Holding AG	56	4,705
Zurich Insurance Group AG (a)	405	104,872

		470,151

UNITED KINGDOM — 15.2%
Aviva PLC	8,413	43,333
Barclays PLC	25,999	109,800
British Land Co. PLC	4,527	38,896
HSBC Holdings PLC	38,316	396,337
Land Securities Group PLC	4,022	53,925
Lloyds Banking Group PLC (a)	90,673	86,860
Man Group PLC	6,730	8,493
Old Mutual PLC	11,041	30,260
Provident Financial PLC	2,509	56,662
Prudential PLC	7,900	128,806
Resolution, Ltd.	4,331	18,721
Royal Bank of Scotland Group PLC (a)	4,751	19,708
RSA Insurance Group PLC	22,685	40,944
Standard Chartered PLC	4,097	88,673
Standard Life PLC	11,404	59,794

		1,181,212

TOTAL COMMON STOCKS —
(Cost $8,685,425)		7,686,686

SHORT TERM INVESTMENTS — 5.3%
UNITED STATES — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	329,884	329,884
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	82,567	82,567

TOTAL SHORT TERM INVESTMENTS —
(Cost $412,451)		412,451

TOTAL INVESTMENTS — 104.0%
(Cost $9,097,876)		8,099,137
OTHER ASSETS & LIABILITIES — (4.0)%		(311,970)

NET ASSETS — 100.0%		$7,787,167

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	50.3%
Insurance	20.3
Real Estate Management & Development	9.7
Capital Markets	9.1
Diversified Financial Services	4.2
Real Estate Investment Trusts	4.0
Consumer Finance	1.1
Short Term Investment	5.3
Other Assets & Liabilities	(4.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.7%
Ansell, Ltd. (a)	5,655	$91,258
Cochlear, Ltd.	3,892	219,845
CSL, Ltd.	26,369	1,486,348
Mesoblast, Ltd. (a)(b)	7,643	37,079
Primary Health Care, Ltd. (a)	19,766	86,484
Ramsay Health Care, Ltd.	11,213	367,547
Sigma Pharmaceuticals, Ltd.	56,555	40,638
Sonic Healthcare, Ltd.	24,715	335,045

		2,664,244

BELGIUM — 0.9%
ThromboGenics NV (a)(b)	3,937	150,736
UCB SA	6,292	338,474

		489,210

CANADA — 3.3%
Catamaran Corp. (b)	11,040	535,701
CML HealthCare, Inc. (a)	4,366	43,704
Valeant Pharmaceuticals International, Inc. (b)	15,415	1,325,022

		1,904,427

DENMARK — 6.5%
Coloplast A/S (Class B)	8,053	450,917
GN Store Nord A/S	9,533	179,923
H. Lundbeck A/S	7,613	135,592
Novo Nordisk A/S (Class B)	15,071	2,345,425
Novozymes A/S (Class B)	13,069	417,705
William Demant Holding (b)	1,902	157,082

		3,686,644

FINLAND — 0.3%
Orion Oyj (Class A)	2,070	48,325
Orion Oyj (Class B)	6,607	154,757

		203,082

FRANCE — 9.5%
bioMerieux	1,067	103,244
Essilor International SA	11,412	1,212,521
Orpea	1,410	65,119
Sanofi	38,464	3,980,793
Virbac SA	223	46,089

		5,407,766

GERMANY — 10.4%
Bayer AG	28,524	3,037,710
Celesio AG	6,151	133,523
Fresenius Medical Care AG & Co. KGaA	11,218	795,141
Fresenius SE	6,982	859,545
Gerresheimer AG	3,229	186,776
Merck KGaA	4,008	609,807
Rhoen-Klinikum AG	6,077	139,973
Stada Arzneimittel AG	4,750	204,183

		5,966,658

IRELAND — 0.7%
Elan Corp. PLC (b)	25,941	362,652
United Drug PLC (c)	1,040	4,890
United Drug PLC (c)	6,474	30,439

		397,981

ISRAEL — 3.4%
Teva Pharmaceutical Industries, Ltd.	50,573	1,953,264

ITALY — 0.3%
DiaSorin SpA	1,294	51,587
Recordati SpA	5,024	55,672
Sorin SpA (b)	15,779	39,995

		147,254

JAPAN — 17.4%
Alfresa Holdings Corp.	2,700	144,330
Astellas Pharma, Inc.	24,500	1,329,390
Chugai Pharmaceutical Co., Ltd.	10,825	224,052
Daiichi Sankyo Co., Ltd.	36,100	601,818
Dainippon Sumitomo Pharma Co., Ltd.	8,500	112,181
Eisai Co., Ltd.	14,300	582,307
Hisamitsu Pharmaceutical Co., Inc.	3,500	177,581
Kaken Pharmaceutical Co., Ltd.	4,000	59,234
Kissei Pharmaceutical Co., Ltd.	2,400	48,418
KYORIN Holdings, Inc.	3,000	68,858
Kyowa Hakko Kirin Co., Ltd.	27,422	309,735
M3, Inc.	29	65,045
Medipal Holdings Corp.	14,400	194,832
Miraca Holdings, Inc.	2,900	133,125
Mitsubishi Tanabe Pharma Corp.	11,900	153,939
Mochida Pharmaceutical Co., Ltd.	2,000	25,389
Nichi-iko Pharmaceutical Co., Ltd.	2,800	60,180
Nihon Kohden Corp.	2,500	95,384
Nikkiso Co., Ltd.	2,000	26,194
Nippon Shinyaku Co., Ltd.	3,000	49,892
Nipro Corp.	5,800	64,577
Olympus Corp. (b)	13,800	418,855
Ono Pharmaceutical Co., Ltd.	5,700	386,178
Otsuka Holdings Co., Ltd.	27,800	916,545
Rohto Pharmaceutical Co., Ltd.	4,000	56,737
Santen Pharmaceutical Co., Ltd.	3,500	150,450
Sawai Pharmaceutical Co., Ltd.	600	71,576
Shionogi & Co., Ltd.	15,100	314,663
Ship Healthcare Holdings, Inc.	2,200	80,838
Suzuken Co., Ltd.	4,600	154,669
Sysmex Corp.	4,400	287,472
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	184,265
Takeda Pharmaceutical Co., Ltd.	39,400	1,776,937
Terumo Corp.	8,800	437,187
Toho Holdings Co., Ltd.	3,100	51,180
Tsumura & Co.	3,700	108,912

		9,922,925

LUXEMBOURG — 0.1%
Eurofins Scientific (b)	379	79,956

NETHERLANDS — 0.5%
QIAGEN NV (b)	14,924	292,827

NEW ZEALAND — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	67,712	180,414
Ryman Healthcare, Ltd.	19,597	96,409

		276,823

NORWAY — 0.1%
Algeta ASA (b)	2,084	78,909

SINGAPORE — 0.1%
Biosensors International Group, Ltd. (b)	63,000	53,398

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.8%
Grifols SA	11,535	$422,824
Grifols SA (Class B)	2,171	61,265

		484,089

SWEDEN — 1.5%
Elekta AB (Class B)	22,423	338,864
Getinge AB (Class B)	11,280	340,600
Meda AB (Class A)	17,110	192,662

		872,126

SWITZERLAND — 23.2%
Actelion, Ltd. (b)	5,602	336,896
Galenica AG	314	197,131
Lonza Group AG (b)	3,229	242,819
Nobel Biocare Holding AG (a)(b)	8,275	100,579
Novartis AG	86,349	6,123,784
Roche Holding AG (c)	1,408	349,414
Roche Holding AG (c)	22,067	5,480,891
Sonova Holding AG (b)	2,453	259,780
Straumann Holding AG (a)	691	103,561
Tecan Group AG	523	48,256

		13,243,111

UNITED KINGDOM — 15.0%
AstraZeneca PLC	54,326	2,566,644
BTG PLC (b)	16,143	90,469
Dechra Pharmaceuticals PLC	4,271	44,697
Genus PLC	10,499	217,997
GlaxoSmithKline PLC	158,797	3,969,166
Hikma Pharmaceuticals PLC	7,190	103,707
Shire PLC	30,162	953,819
Smith & Nephew PLC	49,975	557,109
Synergy Health PLC	2,861	48,947

		8,552,555

TOTAL COMMON STOCKS —
(Cost $52,467,975)		56,677,249

SHORT TERM INVESTMENTS — 1.3%
UNITED STATES — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	494,302	494,302
State Street Navigator Securities Lending Prime Portfolio (e)(f)	233,759	233,759

TOTAL SHORT TERM INVESTMENTS —
(Cost $728,061)		728,061

TOTAL INVESTMENTS — 100.5%
(Cost $53,196,036)		57,405,310
OTHER ASSETS & LIABILITIES — (0.5)%		(300,762)

NET ASSETS — 100.0%		$57,104,548

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	73.6%
Health Care Equipment & Supplies	10.5
Health Care Providers & Services	7.6
Biotechnology	6.7
Chemicals	0.4
Life Sciences Tools & Services	0.3
Health Care Technology	0.1
Short Term Investment	1.3
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 3.3%
Bradken, Ltd.	4,240	$16,727
Brambles, Ltd.	8,011	68,489
GWA International, Ltd.	16,497	36,241
Leighton Holdings, Ltd.	1,956	27,662
Qantas Airways, Ltd. (a)	16,794	20,753
Seek, Ltd.	4,428	36,762
Toll Holdings, Ltd.	9,126	44,441
Transurban Group	17,312	107,123

		358,198

AUSTRIA — 0.4%
Andritz AG	376	19,269
Zumtobel AG	2,658	26,603

		45,872

CANADA — 4.5%
Bombardier, Inc. (Class B)	7,617	33,791
CAE, Inc.	4,562	47,179
Canadian National Railway Co.	2,263	219,661
Canadian Pacific Railway, Ltd. (b)	722	87,280
SNC-Lavalin Group, Inc.	1,432	60,310
Toromont Industries, Ltd.	1,627	35,996

		484,217

DENMARK — 1.3%
A P Moller — Maersk A/S	9	64,369
FLSmidth & Co. A/S (b)	549	24,962
NKT Holding A/S	768	27,866
Vestas Wind Systems A/S (a)	1,675	23,761

		140,958

FINLAND — 2.5%
Kone Oyj (Class B)	1,356	107,607
Metso Oyj	1,293	43,900
Wartsila Oyj	1,813	78,782
YIT Oyj	1,876	32,164

		262,453

FRANCE — 7.1%
Air France-KLM (a)	2,718	24,349
Alstom SA (b)	1,437	46,996
Bouygues SA	1,236	31,506
Bureau Veritas SA	1,112	28,757
Compagnie de Saint-Gobain	2,215	89,542
Eiffage SA	594	27,823
Legrand SA	1,264	58,557
Safran SA	1,092	56,955
Schneider Electric SA	2,825	204,645
Vallourec SA (b)	755	38,151
Vinci SA	3,174	159,067

		766,348

GERMANY — 8.5%
Brenntag AG	264	40,047
Deutsche Lufthansa AG (a)	3,208	65,030
Deutsche Post AG	4,980	123,606
GEA Group AG	1,743	61,693
Hochtief AG	557	36,367
Kloeckner & Co. SE (a)	1,478	15,765
MAN SE	712	77,649
Pfeiffer Vacuum Technology AG	275	28,454
SGL Carbon AG	824	26,172
Siemens AG	4,291	433,105

		907,888

GREECE — 0.1%
DryShips, Inc. (a)	7,620	14,249

HONG KONG — 3.1%
Cathay Pacific Airways, Ltd.	17,000	29,720
Hopewell Highway Infrastructure, Ltd.	131,500	63,407
Hutchison Whampoa, Ltd.	14,000	147,196
MTR Corp., Ltd.	7,000	25,811
Noble Group, Ltd.	39,131	29,928
Pacific Basin Shipping, Ltd.	57,000	32,408

		328,470

IRELAND — 0.3%
DCC PLC	926	36,095

ITALY — 1.3%
Ansaldo STS SpA	2,501	24,171
Atlantia SpA	1,659	27,020
Autostrada Torino-Milano SpA (a)	1,799	20,450
Fiat Industrial SpA	4,265	47,483
Finmeccanica SpA (a)	2,978	14,895

		134,019

JAPAN — 30.9%
Asahi Glass Co., Ltd.	8,000	52,026
Central Japan Railway Co.	1,000	122,112
Dai Nippon Printing Co., Ltd.	4,000	36,523
Daikin Industries, Ltd.	1,700	68,626
East Japan Railway Co.	2,000	155,232
FANUC Corp.	1,000	144,763
Furukawa Electric Co., Ltd.	10,000	23,154
Futaba Corp.	1,800	21,437
Hankyu Hanshin Holdings, Inc.	10,000	56,878
IHI Corp.	24,000	90,844
ITOCHU Corp.	9,400	108,351
JGC Corp.	2,000	71,878
Kajima Corp.	15,000	49,680
Kamigumi Co., Ltd.	5,000	40,217
Kawasaki Heavy Industries, Ltd.	18,000	55,268
Kawasaki Kisen Kaisha, Ltd.	10,000	20,335
Keikyu Corp.	3,000	25,731
Kintetsu Corp.	10,000	43,892
Kitano Construction Corp.	16,000	34,147
Kokuyo Co., Ltd.	6,600	45,778
Komatsu, Ltd.	5,500	126,959
Kubota Corp.	7,000	102,039
LIXIL Group Corp.	1,600	38,931
Makita Corp.	700	37,771
Marubeni Corp.	10,000	66,744
Meitic Corp.	100	2,320
MISUMI Group, Inc.	2,600	71,377
Mitsubishi Corp.	8,200	140,251
Mitsubishi Electric Corp.	10,000	93,522
Mitsubishi Heavy Industries, Ltd.	24,000	133,125
Mitsui & Co., Ltd.	9,800	122,925
Mitsui OSK Lines, Ltd. (a)	9,000	35,063
Nidec Corp.	700	48,764
Nippon Express Co., Ltd.	8,000	37,932
Nippon Sheet Glass Co., Ltd. (a)	10,000	9,362
Nippon Yusen K.K.	10,000	26,476
NSK, Ltd.	2,000	19,107

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Odakyu Electric Railway Co., Ltd.	4,000	$38,979
Park24 Co., Ltd.	1,100	19,922
Secom Co., Ltd.	2,200	119,595
SMC Corp.	300	60,160
Sojitz Corp.	21,600	35,879
Sumitomo Corp.	7,900	98,377
Sumitomo Electric Industries, Ltd.	5,700	68,055
Sumitomo Heavy Industries, Ltd.	8,000	33,664
Taisei Corp.	7,000	25,298
THK Co., Ltd.	2,200	46,177
Tobu Railway Co., Ltd.	9,000	46,298
Tokyu Corp.	14,000	91,468
Toppan Printing Co., Ltd.	5,000	34,681
Toyota Tsusho Corp.	1,400	36,038
West Japan Railway Co.	1,400	59,335
Yamato Holdings Co., Ltd.	5,800	122,090

		3,315,556

NETHERLANDS — 4.2%
Aalberts Industries NV	494	11,025
European Aeronautic Defence and Space Co. NV	2,940	156,932
Koninklijke BAM Groep NV (b)	3,044	14,478
Koninklijke Philips Electronics NV	6,424	174,896
Koninklijke Vopak NV	341	20,090
PostNL NV (a)(b)	3,579	9,974
Randstad Holding NV	1,273	52,123
TNT Express NV	2,088	15,639

		455,157

NORWAY — 0.4%
Orkla ASA	5,255	42,825

SINGAPORE — 3.8%
Jardine Matheson Holdings, Ltd.	1,914	115,797
Jardine Strategic Holdings, Ltd.	1,500	54,450
K-Green Trust	53,800	44,328
Keppel Corp., Ltd. (b)	14,200	116,439
Neptune Orient Lines, Ltd. (a)(b)	33,750	28,207
SembCorp Industries, Ltd.	3,000	11,709
SembCorp Marine, Ltd. (b)	2,000	6,812
Singapore Airlines, Ltd. (b)	3,000	23,985

		401,727

SOUTH KOREA — 2.1%
Daelim Industrial Co., Ltd.	225	17,101
GS Engineering & Construction Corp.	333	8,179
Hyundai Engineering & Construction Co., Ltd.	374	18,306
Hyundai Heavy Industries Co., Ltd.	350	56,237
LG Corp.	670	37,253
Samsung C&T Corp.	738	34,830
Samsung Engineering Co., Ltd.	144	9,343
Samsung Heavy Industries Co., Ltd.	740	23,197
SK Holdings Co., Ltd.	162	24,044

		228,490

SPAIN — 1.4%
Abertis Infraestructuras SA	2,390	41,629
ACS, Actividades de Construccion y Servicios SA	1,717	45,418
Ferrovial SA	2,060	32,882
International Consolidated Airlines Group SA (a)	8,104	32,437

		152,366

SWEDEN — 6.6%
Alfa Laval AB	3,608	73,235
Assa Abloy AB (Class B)	1,581	61,559
Atlas Copco AB	3,301	79,230
Atlas Copco AB (Class B)	1,994	42,483
B&B Tools AB	2,318	27,647
Sandvik AB	6,554	77,878
Scania AB (Class B)	1,573	31,299
Securitas AB (Class B)	4,903	42,605
Skanska AB (Class B)	2,103	34,679
SKF AB (Class B)	2,031	47,274
Trelleborg AB (Class B)	3,300	49,235
Volvo AB (Class A)	5,303	70,005
Volvo AB (Class B)	5,700	75,837

		712,966

SWITZERLAND — 6.9%
ABB, Ltd. (a)	12,820	277,903
Adecco SA (a)	1,245	70,859
Geberit AG	431	106,731
Kuehne & Nagel International AG	486	53,267
Schindler Holding AG	246	34,216
SGS SA	49	105,079
Wolseley PLC	1,947	89,565

		737,620

UNITED KINGDOM — 10.3%
Aggreko PLC	2,346	58,425
Babcock International Group PLC	4,294	71,835
BAE Systems PLC	16,730	97,184
Bunzl PLC	1,692	32,848
Capita Group PLC	3,404	49,873
De La Rue PLC	517	7,579
Experian PLC	8,548	148,187
FirstGroup PLC (b)	17,093	25,004
G4S PLC	7,066	24,692
IMI PLC	1,640	30,844
Intertek Group PLC	822	36,442
Invensys PLC	5,123	32,059
Meggitt PLC	3,994	31,348
Melrose Industries PLC	6,469	24,460
Rentokil Initial PLC	27,290	36,983
Rolls-Royce Holdings PLC (a)	13,938	239,725
Serco Group PLC	6,054	56,608
Smiths Group PLC	3,539	70,208
The Weir Group PLC	1,060	34,582

		1,108,886

TOTAL COMMON STOCKS —
(Cost $11,865,671)		10,634,360

SHORT TERM INVESTMENTS — 2.2%
UNITED STATES — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	179,721	179,721

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	52,512	$52,512

TOTAL SHORT TERM INVESTMENTS —
(Cost $232,233)		232,233

TOTAL INVESTMENTS — 101.2%
(Cost $12,097,904)		10,866,593
OTHER ASSETS & LIABILITIES — (1.2)%		(130,040)

NET ASSETS — 100.0%		$10,736,553

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	20.8%
Industrial Conglomerates	11.3
Road & Rail	9.6
Trading Companies & Distributors	9.1
Electrical Equipment	8.4
Construction & Engineering	7.2
Aerospace & Defense	6.2
Commercial Services & Supplies	6.1
Professional Services	5.0
Building Products	4.3
Transportation Infrastructure	3.3
Air Freight & Logistics	2.9
Marine	2.6
Airlines	1.8
Food Products	0.4
Short Term Investment	2.2
Other Assets & Liabilities	(1.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 13.6%
Alumina, Ltd. (a)(b)	15,157	$13,666
Amcor, Ltd.	5,196	48,228
Arrium, Ltd.	17,129	12,230
BHP Billiton, Ltd. (b)	19,784	568,088
BlueScope Steel, Ltd. (a)	4,040	17,270
Boral, Ltd. (b)	14,696	56,633
Fortescue Metals Group, Ltd. (b)	11,178	31,105
Iluka Resources, Ltd. (b)	4,596	42,027
Incitec Pivot, Ltd. (b)	11,058	28,949
Mineral Deposits, Ltd. (a)	871	1,634
Newcrest Mining, Ltd.	4,810	43,456
Orica, Ltd.	3,977	75,173
OZ Minerals, Ltd. (b)	3,212	12,054
Rio Tinto, Ltd. (b)	3,091	148,173
Sims Metal Management, Ltd. (b)	2,260	17,087

		1,115,773

AUSTRIA — 1.1%
RHI AG	1,586	55,147
Voestalpine AG	1,083	38,192

		93,339

BELGIUM — 2.1%
Solvay SA	449	58,772
Tessenderlo Chemie NV (b)	1,780	44,887
Umicore	1,627	67,527

		171,186

CANADA — 14.1%
Agnico-Eagle Mines, Ltd.	1,324	36,396
Agrium, Inc.	1,326	114,607
Alacer Gold Corp.	1,106	2,327
Alamos Gold, Inc.	688	8,309
AuRico Gold, Inc.	1,996	8,722
Barrick Gold Corp.	6,588	103,665
Centerra Gold, Inc.	964	3,034
Detour Gold Corp. (a)	817	6,389
Eldorado Gold Corp.	5,586	34,471
First Quantum Minerals, Ltd.	3,801	56,207
Franco-Nevada Corp.	1,000	35,689
Goldcorp, Inc.	5,929	146,799
HudBay Minerals, Inc.	1,388	9,157
IAMGOLD Corp.	2,325	9,741
Kinross Gold Corp.	7,463	38,130
Lundin Mining Corp. (a)	11,386	43,172
New Gold, Inc. (a)	2,068	13,350
Osisko Mining Corp. (a)	2,651	8,745
Pan American Silver Corp. (b)	1,366	15,862
Potash Corp. of Saskatchewan, Inc.	6,353	241,606
SEMAFO, Inc. (b)	2,756	4,049
Sherritt International Corp.	3,252	12,022
Silver Wheaton Corp.	2,287	44,680
Tanzanian Royalty Exploration Corp. (a)(b)	1,106	2,998
Teck Resources, Ltd. (Class B)	3,617	77,041
Thompson Creek Metals Co., Inc. (a)(b)	875	2,646
Turquoise Hill Resources, Ltd. (a)(b)	5,795	34,277
Yamana Gold, Inc. (b)	4,910	46,682

		1,160,773

CHINA — 0.0% (c)
China Sandi Holdings, Ltd. (a)	15,400	1,251

DENMARK — 1.1%
Novozymes A/S (Class B)	2,827	90,355

FINLAND — 1.5%
Rautaruukki Oyj	981	5,629
Stora Enso Oyj	8,513	56,988
UPM-Kymmene Oyj	6,010	58,825

		121,442

FRANCE — 4.8%
Air Liquide SA	2,225	274,379
Arkema	399	36,580
Eramet	28	2,366
Lafarge SA	1,297	79,642

		392,967

GERMANY — 11.2%
BASF SE	5,551	495,197
HeidelbergCement AG	452	30,358
K+S AG	1,305	48,184
Lanxess AG	922	55,465
Linde AG	1,099	204,780
Salzgitter AG	499	16,413
ThyssenKrupp AG (a)	3,463	67,948

		918,345

IRELAND — 1.3%
CRH PLC	5,319	107,511

ISRAEL — 0.3%
Israel Chemicals, Ltd.	2,640	26,057

ITALY — 0.1%
Buzzi Unicem SpA (b)	739	11,085

JAPAN — 16.5%
Asahi Kasei Corp.	15,833	104,560
Denki Kagaku Kogyo Kabushiki Kaisha	10,855	39,340
JFE Holdings, Inc.	4,356	95,465
JSR Corp.	3,073	62,057
Kobe Steel, Ltd. (a)	34,641	42,894
Mitsubishi Chemical Holdings Corp.	10,902	51,143
Mitsubishi Materials Corp.	15,866	55,743
Mitsui Chemicals, Inc.	11,876	26,780
Mitsui Mining & Smelting Co., Ltd.	11,809	25,084
Nippon Steel Corp.	74,506	201,013
Nitto Denko Corp.	1,976	126,913
Shin-Etsu Chemical Co., Ltd.	2,867	189,911
Sumitomo Chemical Co., Ltd.	13,838	43,463
Sumitomo Metal Mining Co., Ltd.	3,927	43,723
Taiheiyo Cement Corp.	26,744	85,346
Teijin, Ltd.	19,805	43,464
Toray Industries, Inc.	13,838	89,435
Ube Industries, Ltd.	15,866	29,389

		1,355,723

LUXEMBOURG — 0.8%
APERAM (b)	409	4,436
ArcelorMittal	5,720	63,749

		68,185

NETHERLANDS — 3.2%
Akzo Nobel NV	2,333	131,355

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

Koninklijke DSM NV (b)	2,023	$131,637

		262,992

NORWAY — 0.9%
Norsk Hydro ASA	4,272	16,959
Yara International ASA	1,477	58,586

		75,545

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	4,209	35,737

SOUTH KOREA — 3.2%
Korea Zinc Co., Ltd.	105	25,467
LG Chem, Ltd.	333	73,770
POSCO ADR	2,544	165,564

		264,801

SWEDEN — 0.8%
Boliden AB	3,754	46,247
SSAB AB, (Series A) (b)	2,970	17,615

		63,862

SWITZERLAND — 8.8%
Givaudan SA (a)	86	110,800
Glencore Xstrata PLC	61,715	254,741
Holcim, Ltd. (a)	1,654	115,115
Syngenta AG	629	245,710

		726,366

UNITED KINGDOM — 12.6%
Anglo American PLC	9,065	174,061
Antofagasta PLC	4,444	53,585
BHP Billiton PLC	13,253	338,096
Johnson Matthey PLC	1,551	61,821
Lonmin PLC (a)(b)	1,756	6,776
Randgold Resources, Ltd.	956	59,231
Rio Tinto PLC	8,113	330,143
Vedanta Resources PLC	934	14,449

		1,038,162

TOTAL COMMON STOCKS —
(Cost $12,932,525)		8,101,457

SHORT TERM INVESTMENTS — 8.4%
UNITED STATES — 8.4%
MONEY MARKET FUNDS — 8.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	655,502	655,502
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	36,698	36,698

TOTAL SHORT TERM INVESTMENTS —
(Cost $692,200)		692,200

TOTAL INVESTMENTS — 106.8%
(Cost $13,624,725)		8,793,657
OTHER ASSETS & LIABILITIES — (6.8)%		(556,619)

NET ASSETS — 100.0%		$8,237,038

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	47.0%
Chemicals	41.3
Construction Materials	6.6
Paper & Forest Products	1.8
Biotechnology	1.1
Containers & Packaging	0.6
Short Term Investment	8.4
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 0.9%
Computershare, Ltd.	7,635	$71,774
Iress, Ltd. (a)	3,764	25,840

		97,614

BELGIUM — 0.4%
Barco NV	585	47,275

CANADA — 2.6%
CGI Group, Inc. (Class A) (b)	3,947	115,235
MacDonald, Dettwiler & Associates, Ltd.	593	39,235
Open Text Corp.	978	66,656
Research In Motion, Ltd. (a)(b)	5,103	53,596

		274,722

DENMARK — 0.6%
SimCorp A/S	2,027	60,053

FINLAND — 2.1%
F-Secure Oyj	9,572	26,378
Nokia Oyj (a)(b)	42,111	155,784
Tieto Oyj	2,165	41,115

		223,277

FRANCE — 3.3%
Alcatel-Lucent (a)(b)	28,843	52,601
Atos Origin SA	814	60,332
Cap Gemini SA	1,947	94,526
Dassault Systemes SA (a)	615	75,128
Groupe Steria SCA	604	8,338
Neopost SA (a)	583	38,648
UbiSoft Entertainment SA (b)	1,967	25,721

		355,294

GERMANY — 10.1%
Aixtron SE (b)	1,768	29,681
Dialog Semiconductor PLC (b)	749	9,364
Infineon Technologies AG	14,308	119,587
SAP AG	10,780	788,336
Software AG	688	20,564
United Internet AG	2,921	82,335
Wincor Nixdorf AG	719	38,935

		1,088,802

HONG KONG — 0.9%
ASM Pacific Technology, Ltd.	4,649	51,217
VTech Holdings, Ltd.	2,971	45,390

		96,607

ISRAEL — 0.7%
Ituran Location and Control, Ltd.	2,023	33,660
Mellanox Technologies, Ltd. (b)	311	15,343
NICE Systems, Ltd.	822	29,851

		78,854

JAPAN — 35.4%
Advantest Corp.	2,178	35,783
Alps Electric Co., Ltd.	3,963	29,602
Anritsu Corp.	1,200	14,194
Azbil Corp.	1,786	38,278
Brother Industries, Ltd.	3,763	42,314
Canon, Inc.	14,573	474,593
Citizen Holdings Co., Ltd.	4,755	26,519
Dainippon Screen Manufacturing Co., Ltd. (b)	4,937	26,043
DeNA Co., Ltd.	1,500	29,416
FUJIFILM Holdings Corp.	5,448	119,836
Fujitsu, Ltd.	21,784	89,912
Gree, Inc. (b)	1,500	13,288
Hamamatsu Photonics K.K.	500	18,045
Hirose Electric Co., Ltd.	394	51,880
Hitachi High-Technologies Corp.	1,784	42,941
Hitachi, Ltd.	53,549	343,391
Horiba, Ltd.	1,386	50,579
Hoya Corp.	5,055	104,270
Ibiden Co., Ltd.	1,979	30,820
IT Holdings Corp.	1,979	26,258
Japan Digital Laboratory Co., Ltd.	1,983	20,122
Kakaku.com, Inc.	600	18,272
Keyence Corp.	494	157,398
Konami Corp.	1,585	33,588
Konica Minolta Holdings, Inc.	5,933	44,736
Kyocera Corp.	1,984	201,725
Mitsumi Electric Co., Ltd. (b)	1,979	13,766
Murata Manufacturing Co., Ltd.	2,279	173,216
NEC Corp.	37,710	82,379
Nexon Co., Ltd.	1,500	16,520
Nintendo Co., Ltd.	1,188	139,927
Nippon Electric Glass Co., Ltd.	5,933	28,848
Nomura Research Institute, Ltd.	1,979	64,350
NTT Data Corp.	20	70,871
Obic Co., Ltd.	268	70,012
Oki Electric Industry Co., Ltd. (b)	12,776	24,694
Omron Corp.	2,772	82,377
Otsuka Corp.	100	11,094
Ricoh Co., Ltd.	7,933	94,236
Rohm Co., Ltd.	1,386	55,811
SCSK Corp.	1,700	32,687
Seiko Epson Corp.	1,979	26,995
Shimadzu Corp.	3,000	24,100
Sumco Corp.	2,178	23,921
Taiyo Yuden Co., Ltd.	1,784	27,137
TDK Corp.	1,585	54,650
Tokyo Electron, Ltd.	1,979	100,011
Toshiba Corp.	45,580	218,872
Trend Micro, Inc.	1,387	43,983
Wacom Co., Ltd.	2,200	24,207
Yahoo! Japan Corp.	201	98,947
Yaskawa Electric Corp.	5,933	72,091
Yokogawa Electric Corp.	4,649	55,553

		3,815,058

NETHERLANDS — 5.6%
ASM International NV (a)	997	33,604
ASML Holding NV	4,801	378,304
Gemalto NV	1,202	108,682
NXP Semiconductor NV (a)(b)	1,385	42,907
VistaPrint NV (a)(b)	812	40,088

		603,585

SINGAPORE — 1.2%
Flextronics International, Ltd. (b)	11,158	86,363
Venture Corp., Ltd. (a)	7,925	45,364

		131,727

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 23.4%
Ahnlab, Inc.	151	$6,743
Daou Technology, Inc.	710	10,227
Daum Communications Corp.	160	11,054
LG Display Co., Ltd. ADR (a)(b)	6,909	82,010
LG Innotek Co., Ltd. (b)	185	14,773
NCSoft Corp.	226	32,058
NHN Corp.	620	157,708
OPTRON-TEC, Inc. (b)	1,261	14,409
Partron Co., Ltd.	1,073	17,475
Sam Young Electronics Co., Ltd.	2,270	17,392
Samsung Electro-Mechanics Co., Ltd.	790	60,250
Samsung Electronics Co., Ltd. GDR	3,088	1,800,304
Samsung SDI Co., Ltd.	498	59,522
Seoul Semiconductor Co., Ltd.	572	16,904
SK C&C Co., Ltd.	276	24,119
SK Hynix, Inc. (b)	7,310	199,704

		2,524,652

SPAIN — 1.5%
Amadeus IT Holding SA	4,392	140,183
Indra Sistemas SA (a)	1,848	23,880

		164,063

SWEDEN — 4.5%
Hexagon AB, (Class B)	2,325	61,764
Telefonaktiebolaget LM Ericsson (Class B)	37,130	417,815

		479,579

SWITZERLAND — 1.2%
Logitech International SA	2,421	16,658
STMicroelectronics NV	9,437	84,701
Temenos Group AG (b)	1,200	29,298

		130,657

UNITED KINGDOM — 4.8%
ARM Holdings PLC	17,578	211,951
Aveva Group PLC	1,453	49,673
Diploma PLC	6,289	53,464
Imagination Technologies Group PLC (b)	2,437	10,623
Spectris PLC	2,423	70,192
Spirent Communications PLC	5,507	11,752
Telecity Group PLC	1,045	16,071
The Sage Group PLC	17,572	90,668
Xaar PLC	651	7,736

		522,130

TOTAL COMMON STOCKS —
(Cost $12,080,914)		10,693,949

WARRANTS — 0.0% (c)
FRANCE — 0.0% (c)
UbiSoft Entertainment SA (expiring 10/10/13) (b) (Cost $0)	2,722	1,005

SHORT TERM INVESTMENTS — 3.2%
UNITED STATES — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	275,295	275,295
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	75,751	75,751

TOTAL SHORT TERM INVESTMENTS —
(Cost $351,046)		351,046

TOTAL INVESTMENTS — 102.4%
(Cost $12,431,960)		11,046,000
OTHER ASSETS & LIABILITIES — (2.4)%		(263,820)

NET ASSETS — 100.0%		$10,782,180

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	29.9%
Electronic Equipment, Instruments & Components	22.6
Software	14.2
IT Services	8.2
Communications Equipment	7.2
Office Electronics	6.4
Computers & Peripherals	5.7
Internet Software & Services	4.6
Aerospace & Defense	0.4
Short Term Investment	3.2
Other Assets & Liabilities	(2.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 2.8%
Telstra Corp., Ltd.	214,873	$938,183

AUSTRIA — 0.3%
Telekom Austria AG	15,032	95,039

BELGIUM — 0.7%
Belgacom SA (a)	8,165	182,920
Mobistar SA	1,969	40,950

		223,870

CANADA — 6.0%
BCE, Inc.	11,753	482,108
Bell Aliant, Inc. (a)	7,203	192,954
Rogers Communications, Inc. (Class B)	21,500	842,800
TELUS Corp. (b)	2,106	61,286
TELUS Corp. (b)(c)	15,110	441,061

		2,020,209

DENMARK — 0.4%
TDC A/S	18,563	150,234

FINLAND — 0.6%
Elisa Oyj	9,848	192,142

FRANCE — 7.8%
France Telecom SA	105,263	994,452
Iliad SA	1,289	278,385
Vivendi SA	71,015	1,343,093

		2,615,930

GERMANY — 5.7%
Deutsche Telekom AG	152,898	1,781,544
Freenet AG (c)	5,590	121,926

		1,903,470

HONG KONG — 0.6%
HKT Trust/HKT, Ltd.	88,869	85,244
PCCW, Ltd.	235,000	109,981

		195,225

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	97,526	130,201
Cellcom Israel, Ltd.	2,663	24,689
Partner Communications Co., Ltd.	4,479	28,261

		183,151

ITALY — 1.6%
Telecom Italia SpA (b)	552,106	383,228
Telecom Italia SpA (b)	295,646	164,094

		547,322

JAPAN — 19.8%
KDDI Corp.	29,262	1,520,028
Nippon Telegraph & Telephone Corp.	24,881	1,287,445
NTT DoCoMo, Inc.	749	1,161,936
Softbank Corp.	45,785	2,668,698

		6,638,107

LUXEMBOURG — 1.0%
COLT Telecom Group SA (c)	54,379	82,477
Millicom International Cellular SA	3,829	274,065

		356,542

NETHERLANDS — 1.0%
Koninklijke (Royal) KPN NV	168,774	350,351

NEW ZEALAND — 0.5%
Chorus, Ltd.	15,933	29,409
Telecom Corporation of New Zealand, Ltd.	75,022	130,364

		159,773

NORWAY — 2.4%
Telenor ASA	40,416	796,929

PORTUGAL — 0.6%
Portugal Telecom SGPS SA (a)	49,253	191,424

SINGAPORE — 4.1%
Singapore Telecommunications, Ltd.	398,539	1,184,650
StarHub, Ltd. (a)	56,000	184,562

		1,369,212

SOUTH KOREA — 2.1%
KT Corp. ADR	16,318	253,255
SK Telecom Co., Ltd. ADR (a)	21,627	439,677

		692,932

SPAIN — 8.2%
Telefonica SA (c)	216,102	2,765,461

SWEDEN — 2.9%
Tele2 AB	18,208	212,444
TeliaSonera AB	116,562	755,211

		967,655

SWITZERLAND — 1.6%
Swisscom AG	1,231	538,119

UNITED KINGDOM — 27.5%
BT Group PLC	403,930	1,894,285
Cable & Wireless Communications PLC	157,281	97,686
Inmarsat PLC	29,562	301,975
Jazztel PLC (c)	12,498	96,986
TalkTalk Telecom Group PLC	32,680	111,226
Vodafone Group PLC	2,363,631	6,734,272

		9,236,430

TOTAL COMMON STOCKS —
(Cost $33,747,122)		33,127,710

SHORT TERM INVESTMENTS — 4.8%
UNITED STATES — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	605,958	605,958
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	1,001,537	1,001,537

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,607,495)		1,607,495

TOTAL INVESTMENTS — 103.5%
(Cost $35,354,617)		34,735,205
OTHER ASSETS & LIABILITIES — (3.5)%		(1,177,765)

NET ASSETS — 100.0%		$33,557,440

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	56.1%
Wireless Telecommunication Services	42.6
Short Term Investment	4.8
Other Assets & Liabilities	(3.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 3.8%
AGL Energy, Ltd.	34,100	$451,971
APA Group (a)	46,714	256,130
DUET Group (a)	35,080	64,542
Energy World Corp., Ltd. (a)(b)	23,414	8,359
Envestra, Ltd.	110,046	100,227
SP AusNet (a)	90,782	97,639
Spark Infrastructure Group (a)	38,032	60,400

		1,039,268

AUSTRIA — 0.4%
Verbund AG (a)	5,244	99,451

CANADA — 5.1%
Algonquin Power & Utilities Corp.	8,592	59,048
ATCO, Ltd. (Class I) (a)	3,944	162,217
Atlantic Power Corp.	5,863	22,897
Canadian Utilities, Ltd. (Class A) (a)	6,432	225,039
Capital Power Corp. (a)	3,709	72,355
Emera, Inc.	5,599	175,302
Fortis, Inc. (a)	11,500	350,903
Just Energy Group, Inc. (a)	3,905	23,135
Northland Power, Inc. (a)	4,491	72,072
TransAlta Corp. (a)	15,241	208,183

		1,371,151

CHINA — 1.0%
ENN Energy Holdings, Ltd. (a)	50,000	266,556

FINLAND — 1.7%
Fortum Oyj (a)	24,257	454,038

FRANCE — 9.2%
EDF SA	14,982	347,325
GDF Suez	82,773	1,618,728
Sechilienne-Sidec SA (a)	2,643	49,574
Suez Environnement Co.	12,626	162,872
Veolia Environnement SA (a)	26,566	301,842

		2,480,341

GERMANY — 9.6%
E.ON AG	107,167	1,756,585
RWE AG	26,198	834,990

		2,591,575

HONG KONG — 8.4%
Cheung Kong Infrastructure Holdings, Ltd.	26,000	173,303
CLP Holdings, Ltd.	98,500	796,879
Hong Kong & China Gas Co., Ltd.	297,021	726,053
Hongkong Electric Holdings, Ltd.	66,000	569,263

		2,265,498

ITALY — 7.9%
A2A SpA	75,325	55,956
Enel Green Power SpA	77,247	160,153
Enel SpA	348,552	1,091,887
Hera SpA	34,052	64,490
Iren SpA	15,909	17,702
Snam Rete Gas SpA	94,400	429,470
Terna Rete Elettrica Nationale SpA	78,399	325,287

		2,144,945

JAPAN — 17.1%
Chubu Electric Power Co., Inc.	36,088	510,794
Electric Power Development Co., Ltd.	7,300	227,815
Hokkaido Electric Power Co., Inc. (b)	9,600	131,048
Hokuriku Electric Power Co.	12,094	189,686
Japan Wind Development Co., Ltd. (b)	7	4,672
Kyushu Electric Power Co., Inc. (b)	26,292	395,961
Osaka Gas Co., Ltd.	96,958	408,974
Saibu Gas Co., Ltd.	11,000	26,466
Shikoku Electric Power Co., Inc. (b)	9,700	174,890
Shizuoka Gas Co., Ltd.	1,500	10,691
The Chugoku Electric Power Co., Inc.	16,487	258,587
The Kansai Electric Power Co., Inc. (b)	42,698	584,150
The Okinawa Electric Power Co., Inc.	500	18,926
The Tokyo Electric Power Co., Inc. (b)	79,999	413,142
Toho Gas Co., Ltd.	32,000	165,259
Tohoku Electric Power Co., Inc. (b)	29,472	367,603
Tokyo Gas Co., Ltd.	130,958	722,454

		4,611,118

NEW ZEALAND — 0.5%
Contact Energy, Ltd.	5,695	22,519
Infratil, Ltd.	6,645	11,393
Vector, Ltd. (a)	44,094	91,264

		125,176

PORTUGAL — 1.4%
EDP — Energias de Portugal SA	116,677	375,365

SOUTH KOREA — 1.2%
Korea Electric Power Corp. ADR (b)	27,790	314,305

SPAIN — 9.6%
Acciona SA (a)	1,534	80,855
EDP Renovaveis SA (b)	23,755	121,752
Enagas SA	11,702	288,778
Endesa SA	4,538	96,798
Gas Natural SDG SA (a)	19,671	396,069
Iberdrola SA	240,432	1,267,603
Red Electrica Corporacion SA (a)	6,387	350,765

		2,602,620

UNITED KINGDOM — 22.2%
APR Energy PLC (a)	947	14,435
Centrica PLC	268,119	1,464,776
Drax Group PLC	22,282	196,857
National Grid PLC	192,354	2,176,406
Pennon Group PLC	19,268	188,347
Scottish & Southern Energy PLC	51,663	1,193,381
Severn Trent PLC	13,998	353,280
United Utilities Group PLC	38,686	401,337

		5,988,819

TOTAL COMMON STOCKS —
(Cost $30,270,893)		26,730,226

SHORT TERM INVESTMENTS — 8.9%
UNITED STATES — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,795,035	1,795,035

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	609,978	$609,978

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,405,013)		2,405,013

TOTAL INVESTMENTS — 108.0%
(Cost $32,675,906)		29,135,239
OTHER ASSETS & LIABILITIES — (8.0)%		(2,166,828)

NET ASSETS — 100.0%		$26,968,411

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2013*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	42.0%
Multi-Utilities	35.0
Gas Utilities	14.1
Independent Power Producers & Energy Traders	4.5
Water Utilities	3.5
Short Term Investment	8.9
Other Assets & Liabilities	(8.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2013:

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$61,444,800	$—		$—		$61,444,800
SPDR EURO STOXX 50 ETF	2,301,582,474	—		—		2,301,582,474
SPDR S&P Emerging Asia Pacific ETF	394,256,042	694,883		24,023		394,974,948
SPDR S&P Small Cap Emerging Asia Pacific ETF	2,181,548	9,950		1,036		2,192,534
SPDR S&P Russia ETF	31,941,312	—		—		31,941,312
SPDR S&P China ETF	945,410,801	484,529		—		945,895,330
SPDR S&P Emerging Markets ETF	182,596,803	—	*	—	**	182,596,803
SPDR S&P Emerging Markets Dividend ETF	539,904,396	—		—		539,904,396
SPDR S&P BRIC 40 ETF	254,806,885	—		—		254,806,885
SPDR S&P Emerging Europe ETF	71,367,976	—		—		71,367,976
SPDR S&P Emerging Latin America ETF	91,340,867	—		—		91,340,867
SPDR S&P Emerging Middle East & Africa ETF	72,591,312	—		—		72,591,312
SPDR S&P World ex-US ETF	603,807,394	—	*	—		603,807,394
SPDR S&P International Small Cap ETF	772,860,627	170,379		—	**	773,031,006
SPDR Dow Jones International Real Estate ETF	3,877,454,971	—	*	—		3,877,454,971
SPDR S&P Global Infrastructure ETF	80,365,456	—		—		80,365,456
SPDR S&P Global Natural Resources ETF	442,829,984	—		—		442,829,984
SPDR MSCI ACWI ex-US ETF	441,454,839	—		—		441,454,839
SPDR MSCI ACWI IMI ETF	6,181,889	—		—		6,181,889
SPDR MSCI EM 50 ETF	2,197,620	—		—		2,197,620
SPDR Russell/Nomura PRIME Japan ETF	36,069,999	—		—		36,069,999
SPDR Russell/Nomura Small Cap Japan ETF	97,142,650	—	*	—		97,142,650
SPDR S&P Global Dividend ETF	5,796,986	—		—		5,796,986
SPDR S&P International Dividend ETF	1,376,826,944	—		—		1,376,826,944
SPDR S&P International Mid Cap ETF	41,879,255	—		—		41,879,255
SPDR S&P Emerging Markets Small Cap ETF	853,281,951	3,644,690		313,708		857,240,349
SPDR Dow Jones Global Real Estate ETF	950,187,772	—	*	—		950,187,772
SPDR S&P International Consumer Discretionary Sector ETF	15,566,650	—		—		15,566,650
SPDR S&P International Consumer Staples Sector ETF	35,914,558	—		—		35,914,558
SPDR S&P International Energy Sector ETF	12,190,472	—		—		12,190,472
SPDR S&P International Financial Sector ETF	8,099,137	—		—		8,099,137
SPDR S&P International Health Care Sector ETF	57,405,310	—		—		57,405,310
SPDR S&P International Industrial Sector ETF	10,866,593	—		—		10,866,593
SPDR S&P International Materials Sector ETF	8,793,657	—		—		8,793,657
SPDR S&P International Technology Sector ETF	11,046,000	—		—		11,046,000

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR S&P International Telecommunications Sector ETF	$34,735,205	$—	$—	$34,735,205
SPDR S&P International Utilities Sector ETF	29,135,239	—	—	29,135,239

*	Fund held Level 2 securities that were valued at $0 at June 30, 2013.
**	Fund held Level 3 securities that were valued at $0 at June 30, 2013.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$68,712	$—	$—	$68,712

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended June 30, 2013. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at June 30, 2013:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$68,712	$—	$—	$68,712

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by SSgA Funds Management, Inc. (“SSgA FM”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income

SPDR STOXX Europe 50 ETF	$191,917	$1,791,611	1,791,611	$924,488	924,488	$1,059,040	$47
SPDR EURO STOXX 50 ETF	4,222,505	64,509,721	64,509,721	16,759,461	16,759,461	51,972,765	1,422

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income

SPDR S&P Emerging Asia Pacific ETF	$3,195,263	$33,992,918	33,992,918	$32,619,847	32,619,847	$4,568,334	$1,118
SPDR S&P Small Cap Emerging Asia Pacific ETF	100	257,755	257,755	251,246	251,246	6,609	21
SPDR S&P Russia ETF	537,150	2,350,850	2,350,850	2,032,252	2,032,252	855,748	275
SPDR S&P China ETF	745,106	13,831,895	13,831,895	14,380,842	14,380,842	196,159	1,014
SPDR S&P Emerging Markets ETF	846,305	22,678,596	22,678,596	21,189,069	21,189,069	2,335,832	2,124
SPDR S&P Emerging Markets Dividend ETF	7,076,913	56,981,066	56,981,066	56,622,022	56,622,022	7,435,957	898
SPDR S&P BRIC 40 ETF	168,879	9,025,467	9,025,467	7,565,532	7,565,532	1,628,814	509
SPDR S&P Emerging Europe ETF	100	4,852,477	4,852,477	3,615,713	3,615,713	1,236,864	235
SPDR S&P Emerging Latin America ETF	229,358	10,731,174	10,731,174	9,670,220	9,670,220	1,290,312	383
SPDR S&P Emerging Middle East & Africa ETF	93,201	2,233,797	2,233,797	2,073,882	2,073,882	253,116	205
SPDR S&P World ex-US ETF	332,197	13,665,848	13,665,848	7,344,338	7,344,338	6,653,707	994
SPDR S&P International Small Cap ETF	1,771,925	33,036,185	33,036,185	28,331,158	28,331,158	6,476,952	1,732
SPDR Dow Jones International Real Estate ETF	28,395,898	333,514,270	333,514,270	277,076,515	277,076,515	84,833,653	8,465
SPDR S&P Global Infrastructure ETF	97,634	12,170,268	12,170,268	10,371,329	10,371,329	1,896,573	202
SPDR S&P Global Natural Resources ETF	691,439	19,829,911	19,829,911	12,493,795	12,493,795	8,027,555	1,124
SPDR MSCI ACWI ex-US ETF	308,689	14,805,621	14,805,621	8,027,959	8,027,959	7,086,351	522
SPDR MSCI ACWI IMI ETF	27,030	134,061	134,061	91,931	91,931	69,160	39
SPDR MSCI EM 50 ETF	6,699	286,942	286,942	269,187	269,187	24,454	6
SPDR Russell/Nomura PRIME Japan ETF	15,805	380,510	380,510	252,112	252,112	144,203	44
SPDR Russell/Nomura Small Cap Japan ETF	332,216	1,007,961	1,007,961	822,059	822,059	518,118	168
SPDR S&P Global Dividend ETF	—	27,394	27,394	—	—	27,394	2
SPDR S&P International Dividend ETF	12,374,746	100,919,619	100,919,619	70,961,106	70,961,106	42,333,259	2,260
SPDR S&P International Mid Cap ETF	4,149	1,378,875	1,378,875	1,133,565	1,133,565	249,459	32
SPDR S&P Emerging Markets Small Cap ETF	100	56,276,494	56,276,494	50,762,720	50,762,720	5,513,874	2,733
SPDR Dow Jones Global Real Estate ETF	4,618,351	57,456,787	57,456,787	42,479,601	42,479,601	19,595,537	1,639
SPDR S&P International Consumer Discretionary Sector ETF	17,545	314,431	314,431	224,366	224,366	107,610	16
SPDR S&P International Consumer Staples Sector ETF	119,841	1,345,680	1,345,680	1,095,920	1,095,920	369,601	85
SPDR S&P International Energy Sector ETF	91,062	411,748	411,748	370,177	370,177	132,633	15
SPDR S&P International Financial Sector ETF	19,287	305,105	305,105	241,825	241,825	82,567	18
SPDR S&P International Health Care Sector ETF	49,480	935,045	935,045	490,223	490,223	494,302	26
SPDR S&P International Industrial Sector ETF	18,957	372,062	372,062	338,507	338,507	52,512	25
SPDR S&P International Materials Sector ETF	54,326	216,232	216,232	233,860	233,860	36,698	12
SPDR S&P International Technology Sector ETF	56,574	329,648	329,648	310,471	310,471	75,751	42
SPDR S&P International Telecommunications Sector ETF	340,375	1,338,898	1,338,898	677,736	677,736	1,001,537	53
SPDR S&P International Utilities Sector ETF	228,812	1,071,095	1,071,095	689,929	689,929	609,978	45

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income

SPDR STOXX Europe 50 ETF	$752,366	$18,626,162	18,626,162	$19,378,528	19,378,528	$—	$30,252
SPDR EURO STOXX 50 ETF	51,714,846	786,272,781	786,272,781	805,263,929	805,263,929	32,723,698	2,369,306
SPDR S&P Emerging Asia Pacific ETF	25,651,515	56,636,448	56,636,448	60,426,420	60,426,420	21,861,543	158,790
SPDR S&P Small Cap Emerging Asia Pacific ETF	33,997	249,685	249,685	177,402	177,402	106,280	2,149
SPDR S&P Russia ETF	367,020	6,229,339	6,229,339	6,398,948	6,398,948	197,411	561
SPDR S&P China ETF	133,083,476	230,809,430	230,809,430	249,966,568	249,966,568	113,926,338	1,159,565
SPDR S&P Emerging Markets ETF	9,456,178	51,824,631	51,824,631	47,873,256	47,873,256	13,407,553	46,075

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income

SPDR S&P Emerging Markets Dividend ETF	$28,742,094	$173,569,191	173,569,191	$163,092,144	163,092,144	$39,219,141	$517,412
SPDR S&P BRIC 40 ETF	37,126,518	109,719,106	109,719,106	120,016,537	120,016,537	26,829,087	49,200
SPDR S&P Emerging Europe ETF	1,703,341	29,537,472	29,537,472	26,712,478	26,712,478	4,528,335	10,007
SPDR S&P Emerging Latin America ETF	12,474,233	81,306,055	81,306,055	83,259,650	83,259,650	10,520,638	32,295
SPDR S&P Emerging Middle East & Africa ETF	7,443,236	15,567,947	15,567,947	19,030,872	19,030,872	3,980,311	20,719
SPDR S&P World ex-US ETF	46,696,155	137,898,262	137,898,262	157,147,646	157,147,646	27,446,771	332,226
SPDR S&P International Small Cap ETF	75,674,265	107,206,064	107,206,064	124,736,774	124,736,774	58,143,555	672,423
SPDR Dow Jones International Real Estate ETF	115,240,095	1,004,806,130	1,004,806,130	943,219,001	943,219,001	176,827,224	1,018,460
SPDR S&P Global Infrastructure ETF	7,211,101	77,187,229	77,187,229	74,365,575	74,365,575	10,032,755	36,848
SPDR S&P Global Natural Resources ETF	38,015,474	268,066,567	268,066,567	283,716,347	283,716,347	22,365,694	170,029
SPDR MSCI ACWI ex-US ETF	41,429,188	99,207,168	99,207,168	120,026,282	120,026,282	20,610,074	226,396
SPDR MSCI ACWI IMI ETF	—	1,547,924	1,547,924	728,919	728,919	819,005	753
SPDR MSCI EM 50 ETF	—	53,812	53,812	—	—	53,812	12
SPDR Russell/Nomura PRIME Japan ETF	4,145,222	9,995,580	9,995,580	11,929,245	11,929,245	2,211,557	4,746
SPDR Russell/Nomura Small Cap Japan ETF	15,172,472	21,507,274	21,507,274	28,220,521	28,220,521	8,459,225	53,279
SPDR S&P International Dividend ETF	94,354,018	482,765,086	482,765,086	462,133,311	462,133,311	114,985,793	2,093,389
SPDR S&P International Mid Cap ETF	5,053,842	9,019,820	9,019,820	10,738,845	10,738,845	3,334,817	24,020
SPDR S&P Emerging Markets Small Cap ETF	36,609,130	102,843,553	102,843,553	89,641,504	89,641,504	49,811,179	968,153
SPDR Dow Jones Global Real Estate ETF	33,497,599	247,064,996	247,064,996	254,362,564	254,362,564	26,200,031	110,485
SPDR S&P International Consumer Discretionary Sector ETF	93,078	2,500,084	2,500,084	2,078,738	2,078,738	514,424	4,752
SPDR S&P International Consumer Staples Sector ETF	251,690	7,337,558	7,337,558	6,713,966	6,713,966	875,282	10,571
SPDR S&P International Energy Sector ETF	374,253	8,299,878	8,299,878	8,024,283	8,024,283	649,848	7,032
SPDR S&P International Financial Sector ETF	174,481	2,223,272	2,223,272	2,067,869	2,067,869	329,884	3,520
SPDR S&P International Health Care Sector ETF	81,301	6,087,742	6,087,742	5,935,284	5,935,284	233,759	11,073
SPDR S&P International Industrial Sector ETF	—	2,173,343	2,173,343	1,993,622	1,993,622	179,721	4,772
SPDR S&P International Materials Sector ETF	50,009	3,790,374	3,790,374	3,184,881	3,184,881	655,502	4,155
SPDR S&P International Technology Sector ETF	95,113	4,471,166	4,471,166	4,290,984	4,290,984	275,295	8,701
SPDR S&P International Telecommunications Sector ETF	435,398	8,719,671	8,719,671	8,549,111	8,549,111	605,958	20,682
SPDR S&P International Utilities Sector ETF	956,439	11,943,877	11,943,877	11,105,281	11,105,281	1,795,035	29,169

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$67,381,048	$4,072,537	$10,008,785	$(5,936,248)
SPDR EURO STOXX 50 ETF	2,270,459,043	112,027,613	80,904,182	31,123,431
SPDR S&P Emerging Asia Pacific ETF	391,528,892	70,098,364	66,652,308	3,446,056
SPDR S&P Small Cap Emerging Asia Pacific ETF	1,989,326	411,133	207,925	203,208
SPDR S&P Russia ETF	46,929,400	1,025,932	16,014,020	(14,988,088)
SPDR S&P China ETF	1,085,534,283	44,564,537	184,203,490	(139,638,953)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Emerging Markets ETF	$205,203,409	$17,530,389	$40,136,995	$(22,606,606)
SPDR S&P Emerging Markets Dividend ETF	628,186,427	20,800,933	109,082,964	(88,282,031)
SPDR S&P BRIC 40 ETF	315,765,377	12,972,854	73,931,346	(60,958,492)
SPDR S&P Emerging Europe ETF	103,137,603	5,894,238	37,663,865	(31,769,627)
SPDR S&P Emerging Latin America ETF	123,390,769	10,609,046	42,658,948	(32,049,902)
SPDR S&P Emerging Middle East & Africa ETF	87,120,633	9,161,273	23,690,594	(14,529,321)
SPDR S&P World ex-US ETF	572,171,498	62,322,378	30,686,482	31,635,896
SPDR S&P International Small Cap ETF	818,660,686	93,766,945	139,396,625	(45,629,680)
SPDR Dow Jones International Real Estate ETF	3,537,851,833	432,696,103	93,092,965	339,603,138
SPDR S&P Global Infrastructure ETF	87,835,179	2,648,202	10,117,925	(7,469,723)
SPDR S&P Global Natural Resources ETF	511,655,692	15,187,451	84,013,159	(68,825,708)
SPDR MSCI ACWI ex-US ETF	497,164,821	441,454,839	497,164,821	(55,709,982)
SPDR MSCI ACWI IMI ETF	5,807,986	732,569	358,666	373,903
SPDR MSCI EM 50 ETF	2,462,497	120,681	385,558	(264,877)
SPDR Russell/Nomura PRIME Japan ETF	38,773,687	1,120,079	3,823,767	(2,703,688)
SPDR Russell/Nomura Small Cap Japan ETF	108,404,578	6,522,794	17,784,722	(11,261,928)
SPDR S&P Global Dividend ETF	5,998,839	43,703	245,556	(201,853)
SPDR S&P International Dividend ETF	1,474,434,909	44,656,031	142,263,996	(97,607,965)
SPDR S&P International Mid Cap ETF	39,993,231	4,972,255	3,086,231	1,886,024
SPDR S&P Emerging Markets Small Cap ETF	965,775,957	116,200,710	224,736,318	(108,535,608)
SPDR Dow Jones Global Real Estate ETF	884,068,317	79,469,748	13,350,293	66,119,455
SPDR S&P International Consumer Discretionary Sector ETF	14,978,275	1,358,534	770,159	588,375
SPDR S&P International Consumer Staples Sector ETF	34,228,027	2,749,127	1,062,596	1,686,531
SPDR S&P International Energy Sector ETF	14,844,178	273,972	2,927,678	(2,653,706)
SPDR S&P International Financial Sector ETF	9,097,876	250,930	1,249,669	(998,739)
SPDR S&P International Health Care Sector ETF	53,196,036	4,896,566	687,292	4,209,274
SPDR S&P International Industrial Sector ETF	12,097,904	591,908	1,823,219	(1,231,311)
SPDR S&P International Materials Sector ETF	13,624,725	311,518	5,142,586	(4,831,068)
SPDR S&P International Technology Sector ETF	12,431,960	1,273,899	2,659,859	(1,385,960)
SPDR S&P International Telecommunications Sector ETF	35,354,617	3,308,051	3,927,463	(619,412)
SPDR S&P International Utilities Sector ETF	32,675,906	1,335,621	4,876,288	(3,540,667)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

By:	/s/Ellen M. Needham Ellen M. Needham
President
Date: August 23, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Ellen M. Needham Ellen M. Needham
President

By:	/s/Chad C. Hallett

Chad C. Hallett
Treasurer
Date: August 23, 2013